UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03942

LORD ABBETT MUNICIPAL INCOME FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive office) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 9/30

Date of reporting period: 3/31/2020

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett Municipal Income Fund

Short Duration Tax Free Fund
Intermediate Tax Free Fund
National Tax Free Fund
High Yield Municipal Bond Fund
Short Duration High Yield Municipal Bond Fund
California Tax Free Fund
New Jersey Tax Free Fund
New York Tax Free Fund

For the six-month period ended March 31, 2020

Important Information on Paperless Delivery

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer, investment advisor or bank. Instead, the reports will be made available on Lord Abbett’s website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Shareholders who hold accounts directly with a Fund may elect to receive shareholder reports and other communications from the Fund electronically by signing into your Lord Abbett online account at lordabbett.com and selecting “Log In.” For further information, you may also contact the Funds at (800) 821-5129. Shareholders who hold accounts through a financial intermediary should contact them directly.

You may elect to receive all future reports in paper free of charge by contacting a Fund at (800) 821-5129. Your election to receive reports in paper will apply to all funds held with Lord Abbett. If your fund shares are held through a financial intermediary please contact them directly. Your election applies to all funds held with that intermediary.

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Credit Rating

Schedules of Investments:

13	Short Duration Tax Free Fund

26	Intermediate Tax Free Fund

57	National Tax Free Fund

82	High Yield Municipal Bond Fund

102	Short Duration High Yield Municipal Bond Fund

118	California Tax Free Fund

129	New Jersey Tax Free Fund

137	New York Tax Free Fund

150	Statements of Assets and Liabilities

154	Statements of Operations

156	Statements of Changes in Net Assets

162	Financial Highlights

178	Notes to Financial Statements

197	Supplemental Information to Shareholders

Lord Abbett Municipal Income Fund

Semiannual Report

For the six-month period ended March 31, 2020

From left to right: James L.L. Tullis, Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Municipal Income Fund for the six-month period ended March 31, 2020. For additional information about the Funds, please visit our website at www.lordabbett.com, where you can access quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President, and Chief Executive Officer

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2019 through March 31, 2020).

Actual Expenses

For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 10/1/19 – 3/31/20” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Short Duration Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			10/1/19 –
	10/1/19	3/31/20	3/31/20
Class A
Actual	$1,000.00	$988.70	$3.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.70	$3.29
Class C
Actual	$1,000.00	$985.70	$6.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.60	$6.46
Class F
Actual	$1,000.00	$989.80	$2.74
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.20	$2.78
Class F3
Actual	$1,000.00	$989.90	$2.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.90	$2.12
Class I
Actual	$1,000.00	$990.30	$2.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.70	$2.28

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.65% for Class A, 1.28% for Class C, 0.55% for Class F, 0.42% for Class F3, and 0.45% for Class I) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2020

Credit Rating:		Credit Rating:
S&P or Moody’s(a)	%*	S&P or Moody’s(a)	%*
AAA	10.46%	BBB-	5.76%
AA+	9.90%	BB+	0.58%
AA	6.19%	BB	0.21%
AA-	5.74%	BB-	2.14%
A+	13.24%	B+	0.05%
A	13.16%	B-	0.19%
A-	10.99%	CC	0.12%
BBB+	11.33%	NR	6.55%
BBB	3.39%	Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

Intermediate Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			10/1/19 –
	10/1/19	3/31/20	3/31/20
Class A
Actual	$1,000.00	$974.50	$3.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.50	$3.54
Class C
Actual	$1,000.00	$971.50	$6.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.40	$6.66
Class F
Actual	$1,000.00	$975.00	$2.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.00	$3.03
Class F3
Actual	$1,000.00	$975.70	$2.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.70	$2.33
Class I
Actual	$1,000.00	$975.50	$2.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.50	$2.53

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.70% for Class A, 1.32% for Class C, 0.60% for Class F, 0.46% for Class F3, and 0.50% for Class I) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2020

Credit Rating:		Credit Rating:
S&P or Moody’s(a)	%*	S&P or Moody’s(a)	%*
AAA	3.43%	BB	0.82%
AA+	7.08%	BB-	3.40%
AA	12.07%	B+	0.45%
AA-	9.63%	B	0.22%
A+	14.60%	B-	0.44%
A	9.43%	CCC-	0.02%
A-	9.19%	CC	0.39%
BBB+	9.29%	C	0.08%
BBB	3.93%	D	0.16%
BBB-	6.91%	NR	7.08%
B+	1.38%	Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

National Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			10/1/19 –
	10/1/19	3/31/20	3/31/20
Class A
Actual	$1,000.00	$972.50	$3.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.45	$3.59
Class C
Actual	$1,000.00	$969.40	$6.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.25	$6.81
Class F
Actual	$1,000.00	$972.90	$3.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.95	$3.08
Class F3
Actual	$1,000.00	$973.50	$2.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.60	$2.43
Class I
Actual	$1,000.00	$973.40	$2.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.45	$2.58

†	For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.71% for Class A, 1.35% for Class C, 0.61% for Class F, 0.48% for Class F3, and 0.51% for Class I) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2020

Credit Rating:		Credit Rating:
S&P or Moody’s(a)	%*	S&P or Moody’s(a)	%*
AAA	1.46%	BB+	0.48%
AA+	3.39%	BB	0.27%
AA	13.27%	BB-	2.19%
AA-	7.24%	B+	0.73%
A+	9.13%	B	0.24%
A	12.59%	B-	0.56%
A-	10.95%	CCC+	0.04%
BBB+	11.91%	CC	0.27%
BBB	9.00%	NR	6.91%
BBB-	9.37%	Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

High Yield Municipal Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			10/1/19 –
	10/1/19	3/31/20	3/31/20
Class A
Actual	$1,000.00	$934.90	$3.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.15	$3.89
Class C
Actual	$1,000.00	$931.20	$6.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.95	$7.11
Class F
Actual	$1,000.00	$935.40	$3.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.70	$3.34
Class F3
Actual	$1,000.00	$935.80	$2.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.40	$2.63
Class I
Actual	$1,000.00	$935.70	$2.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.20	$2.83

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.77% for Class A, 1.41% for Class C, 0.66% for Class F, 0.52% for Class F3, and 0.56% for Class I) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2020

Credit Rating:		Credit Rating:
S&P or Moody’s(a)	%*	S&P or Moody’s(a)	%*
AAA	0.04%	BB-	9.82%
AA+	0.44%	B+	1.81%
AA	1.76%	B	3.16%
AA-	0.98%	B-	3.07%
A+	0.11%	CCC+	0.22%
A	3.38%	CCC	0.16%
A-	3.98%	CCC-	0.77%
BBB+	7.72%	CC	1.71%
BBB	6.84%	C	0.13%
BBB-	6.20%	D	0.76%
BB+	4.80%	NR	39.19%
BB	2.95%	Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

Short Duration High Yield Municipal Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			10/1/19 –
	10/1/19	3/31/20	3/31/20
Class A*
Actual	$1,000.00	$952.50	$2.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.05	$2.98
Class C*
Actual	$1,000.00	$949.40	$6.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.70	$6.36
Class F*
Actual	$1,000.00	$952.90	$2.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.55	$2.48
Class F3*
Actual	$1,000.00	$953.70	$1.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.35	$1.67
Class I*
Actual	$1,000.00	$953.50	$1.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.05	$1.97

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.59% for Class A, 1.26% for Class C, 0.49% for Class F, 0.33% for Class F3, and 0.39% for Class I) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.65% for Class A, 1.31% for Class C, 0.55% for Class F, 0.39% for Class F3 and .045% for Class I. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$3.17	$3.28
Class C	$6.38	$6.63
Class F	$2.69	$2.78
Class F3	$1.90	$1.97
Class I	$2.20	$2.27

Portfolio Holdings Presented by Credit Rating

March 31, 2020

Credit Rating:		Credit Rating:
S&P or Moody’s(a)	%*	S&P or Moody’s(a)	%*
AAA	0.64%	BB	3.33%
AA+	1.37%	BB-	12.28%
AA	4.31%	B+	1.65%
AA-	1.36%	B	3.31%
A+	1.77%	B-	3.18%
A	0.57%	CC	1.89%
A-	6.47%	C	0.37%
BBB+	11.99%	D	0.69%
BBB	8.68%	NR	20.42%
BBB-	9.74%	Total	100.00%
BB+	5.98%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

California Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			10/1/19 –
	10/1/19	3/31/20	3/31/20
Class A
Actual	$1,000.00	$976.50	$3.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.15	$3.89
Class C
Actual	$1,000.00	$973.30	$7.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.85	$7.21
Class F
Actual	$1,000.00	$976.90	$3.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.65	$3.39
Class F3
Actual	$1,000.00	$978.30	$2.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.25	$2.78
Class I
Actual	$1,000.00	$977.40	$2.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.15	$2.88

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.77% for Class A, 1.43% for Class C, 0.67% for Class F, 0.55% for Class F3, and 0.57% for Class I) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2020

Credit Rating:		Credit Rating:
S&P or Moody’s(a)	%*	S&P or Moody’s(a)	%*
AAA	3.04%	BB	0.46%
AA+	4.18%	BB-	2.44%
AA	24.36%	B+	0.10%
AA-	11.78%	B	0.22%
A+	6.58%	B-	0.22%
A	9.22%	CCC	0.02%
A-	9.18%	CCC-	0.48%
BBB+	9.02%	CC	0.37%
BBB	2.84%	D	0.13%
BBB-	6.33%	NR	7.72%
BB+	1.31%	Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

New Jersey Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			10/1/19 –
	10/1/19	3/31/20	3/31/20
Class A
Actual	$1,000.00	$975.60	$4.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.85	$4.14
Class F
Actual	$1,000.00	$976.10	$3.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.35	$3.64
Class F3*
Actual	$1,000.00	$976.80	$2.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.05	$2.93
Class I
Actual	$1,000.00	$976.60	$3.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.90	$3.13

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.82% for Class A, 0.72% for Class F, 0.58% for Class F3, and 0.62% for Class I) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.59% for Class F3. Had this updated expense ratio been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class F3	$2.92	$2.98

Portfolio Holdings Presented by Credit Rating

March 31, 2020

Credit Rating:		Credit Rating:
S&P or Moody’s(a)	%*	S&P or Moody’s(a)	%*
AAA	6.34%	BBB	3.49%
AA+	3.63%	BBB-	1.79%
AA	10.75%	BB+	2.48%
AA-	12.31%	BB	0.59%
A+	15.07%	BB-	2.21%
A	6.25%	CC	0.83%
A-	3.61%	NR	4.28%
BBB+	26.37%	Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

New York Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			10/1/19 –
	10/1/19	3/31/20	3/31/20
Class A
Actual	$1,000.00	$978.90	$3.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.10	$3.94
Class C
Actual	$1,000.00	$975.70	$7.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.85	$7.21
Class F
Actual	$1,000.00	$979.40	$3.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.60	$3.44
Class F3
Actual	$1,000.00	$980.00	$2.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.25	$2.78
Class I
Actual	$1,000.00	$979.90	$2.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.10	$2.93

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.78% for Class A, 1.43% for Class C, 0.68% for Class F, 0.55% for Class F3, and 0.58% for Class I) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2020

Credit Rating:		Credit Rating:
S&P or Moody’s(a)	%*	S&P or Moody’s(a)	%*
AAA	4.47%	BB+	0.80%
AA+	21.03%	BB	0.23%
AA	12.03%	B+	0.35%
AA-	11.09%	B	1.34%
A+	9.19%	B-	0.43%
A	6.16%	CC	0.75%
A-	8.33%	D	0.18%
BBB+	3.58%	NR	5.43%
BBB	6.83%	Total	100.00%
BBB-	7.78%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

Schedule of Investments (unaudited)

SHORT DURATION TAX FREE FUND March 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 81.90%

Corporate-Backed 6.97%
Allegheny Co IDA–US Steel	4.875%		11/1/2024	B-	$3,150	$2,853,238
Downtown Doral CDD†	3.875%		12/15/2023	NR	205	203,352
IA Fin Auth–Iowa Fertilizer Co	3.125%		12/1/2022	BB-	2,250	2,112,255
LA St John Parish–Marathon Oil	2.10%	#(a)	6/1/2037	BBB-	8,000	6,872,160
Matagorda Co Nav Dist–AEP TX Central	2.60%		11/1/2029	A-	1,400	1,374,842
Mobile IDB–AL Power	2.90%	#(a)	7/15/2034	A1	20,000	20,644,000
Montgomery Co IDA–Peco Generation	2.55%	#(a)	6/1/2029	BBB+	5,000	5,005,850
Nez Perce Co Poll Ctl–Potlatch	2.75%		10/1/2024	BBB-	11,310	10,904,989	(b)
NH Bus Fin Auth-United Illuminating	2.80%	#(a)	10/1/2033	A-	5,000	5,200,550
Niagara Area Dev Corp–Covanta†	3.50%		11/1/2024	B1	750	724,673
OH Air Dev Auth–AEP	1.90%	#(a)	5/1/2026	BBB+	2,000	1,907,520
OH Air Dev Auth–AEP	2.40%	#(a)	12/1/2038	BBB+	10,700	9,882,948
OR Bus Dev Comn–Intel Corp	2.40%	#(a)	12/1/2040	A+	10,500	10,637,235
Selma IDB–Intl Paper	2.00%	#(a)	11/1/2033	BBB	2,625	2,578,275
St Charles Parish–Valero Energy	4.00%	#(a)	12/1/2040	BBB	6,625	6,701,850
Tuscaloosa IDA–Hunt Refining†	4.50%		5/1/2032	NR	6,475	6,183,819
Valdez Marine Term–BP	5.00%		1/1/2021	A1	10,000	10,107,700
Warren Co–Intl Paper	2.90%	#(a)	9/1/2032	BBB	4,250	4,324,800
WI PFA–American Dream†	5.00%		12/1/2027	NR	2,000	1,936,620
Total						110,156,676

Education 2.51%
CA Muni Fin Auth-William Jessup U	5.00%		8/1/2020	NR	400	402,200
CA Muni Fin Auth-William Jessup U	5.00%		8/1/2022	NR	750	774,765
CA State Univ Sys	5.00%		11/1/2020	Aa2	5,000	5,107,200
Cap Trust Ed Facs–Renaissance Charter Advantage Academy of Hillsborough, Inc.†	4.00%		6/15/2029	NR	1,415	1,343,641
Chicago Brd Ed	5.00%		12/1/2022	BB-	1,000	1,016,430
Higher Ed Facs Fin Auth FL–Saint Leo U	5.00%		3/1/2021	BBB-	365	375,702
Higher Ed Facs Fin Auth FL–Saint Leo U	5.00%		3/1/2022	BBB-	355	374,550
Higher Ed Facs Fin Auth FL–Saint Leo U	5.00%		3/1/2023	BBB-	410	433,087
Higher Ed Facs Fin Auth FL–Saint Leo U	5.00%		3/1/2024	BBB-	640	685,837
Higher Ed Facs Fin Auth FL–Saint Leo U	5.00%		3/1/2025	BBB-	675	732,132
IL Fin Auth–IL Inst of Tech	5.00%		9/1/2020	Baa3	320	324,278
IL Fin Auth–IL Inst of Tech	5.00%		9/1/2021	Baa3	500	522,660
IL Fin Auth–IL Inst of Tech	5.00%		9/1/2022	Baa3	500	524,090

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)
IL Fin Auth–IL Inst of Tech	5.00%		9/1/2028	Baa3	$1,000	$1,116,550	(b)
IL Fin Auth–IL Inst of Tech	5.00%		9/1/2029	Baa3	600	673,242	(b)
Multnomah Co Hsp Facs–Mirabella	5.00%		10/1/2024	NR	1,535	1,593,637
NY Dorm–Mt Sinai Sch Med	5.00%		7/1/2021	A-	2,000	2,096,580
OH Hgr Ed Facs–Dayton Univ (AMBAC)	2.811% (CPI Based	)#	12/1/2022	A+	2,000	2,048,440
OH HI Ed–Case Western Univ	1.527% (1 Mo. LIBOR * .70 + .42%	)#	10/1/2044	AA-	8,000	8,003,600
Troy Cap Res Corp–RPI	5.00%		8/1/2021	A3	445	467,553
Troy Cap Res Corp–RPI	5.00%		8/1/2022	A3	1,000	1,087,210
Univ of North Carolina–Chapel Hill	1.409% (1 Mo. LIBOR * .67 + .35%	)#	12/1/2041	AAA	10,000	10,001,300
Total						39,704,684

Energy 1.22%
KY Public Energy Auth–BP	4.00%	#(a)	12/1/2050	A1	5,000	5,000,100
PEFA Gas	5.00%	#(a)	9/1/2049	A3	13,000	14,298,700
Total						19,298,800

General Obligation 17.09%
CA State GO	1.761% (1 Mo. LIBOR * .70 + .70%	)#	12/1/2028	Aa2	8,000	8,001,920
CA State GO	1.821% (1 Mo. LIBOR * .70 + .76%	)#	12/1/2031	Aa2	2,000	2,002,060
Chicago Brd Ed	4.00%		12/1/2020	BB-	3,000	3,004,170
Chicago Brd Ed	4.00%		12/1/2021	BB-	4,750	4,727,675
Chicago Brd Ed	4.00%		12/1/2021	BB-	3,400	3,384,020
Chicago Brd Ed	4.00%		12/1/2022	BB-	4,000	3,966,160
Chicago Brd Ed	4.00%		12/1/2022	BB-	3,555	3,524,925
Chicago Brd Ed	5.00%		12/1/2022	BB-	3,670	3,730,298
Chicago Brd Ed	5.00%		12/1/2023	BB-	3,330	3,397,199
Chicago GO	5.00%		1/1/2021	BBB+	6,355	6,536,435
Chicago GO	5.00%		1/1/2026	BBB+	3,500	3,613,890
Chicago GO	5.00%		1/1/2027	BBB+	6,700	6,943,880
Chicago GO	5.00%		1/1/2028	BBB+	4,900	5,089,875
Chicago GO	5.25%		1/1/2023	BBB+	1,235	1,265,258
Chicago GO	5.25%		1/1/2027	BBB+	1,665	1,727,071
Chicago Met Water Reclmtn Dist	5.00%		12/1/2022	AA+	5,000	5,455,600
Cook Co GO	5.25%		11/15/2033	A+	6,525	6,574,133
CT State GO	5.00%		8/15/2021	A1	5,000	5,238,350
CT State GO	5.00%		6/15/2022	A1	3,250	3,493,360

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
CT State GO	5.00%		11/1/2022	A1	$7,700	$8,094,779
CT State GO	5.00%		4/15/2025	A1	7,000	8,091,650
CT State GO	5.00%		10/15/2026	A1	5,000	5,964,200
CT State GO	5.00%		9/15/2030	A1	1,725	1,854,116
HI State GO	5.00%		11/1/2021	AA+	5,000	5,309,550
IL State GO	5.00%		8/1/2020	BBB-	14,430	14,495,079
IL State GO	5.00%		2/1/2021	BBB-	3,000	3,034,170
IL State GO	5.00%		11/1/2023	BBB-	10,000	10,391,300
IL State GO	5.00%		11/1/2026	BBB-	5,240	5,507,816
IL State GO	5.25%		2/1/2030	BBB-	3,000	3,085,080
IL State GO	5.25%		2/1/2032	BBB-	10,000	10,254,100
Katy TX ISD	0.752% (1 Mo. LIBOR * .67 + .28%	)#	8/15/2036	AAA	17,370	17,374,516
MA State GO	4.00%		4/23/2020	NR	22,750	22,787,083
New Caney ISD	3.00%	#(a)	2/15/2050	Aaa	5,000	5,095,750
NJ EDA–Motor Vehicle Surcharge	4.00%		7/1/2022	BBB+	3,500	3,569,230
NYC GO	5.00%		8/1/2021	Aa1	7,410	7,792,578
NYC GO	5.00%		10/1/2033	Aa1	3,190	3,467,530
PA State GO	5.00%		7/15/2029	Aa3	10,000	12,721,400
Philadelphia GO	5.00%		2/1/2025	A	2,140	2,471,957
Philadelphia GO	5.00%		2/1/2026	A	1,000	1,183,750
Philadelphia GO	5.00%		2/1/2027	A	1,250	1,513,650
Philadelphia GO	5.00%		2/1/2028	A	2,000	2,473,620
Philadelphia Sch Dist	5.00%		9/1/2021	A2	1,500	1,579,230
Philadelphia Sch Dist	5.00%		9/1/2022	A2	1,150	1,251,718
Philadelphia Sch Dist	5.00%		9/1/2023	A2	1,250	1,401,850
Philadelphia Sch Dist	5.00%		9/1/2024	A2	900	1,038,384
Philadelphia Sch Dist	5.00%		9/1/2025	A2	1,200	1,420,068
Philadelphia Sch Dist (The)	5.00%		9/1/2020	A2	2,500	2,538,850
Philadelphia Sch Dist (The)	5.00%		9/1/2021	A2	930	979,123
Philadelphia Sch Dist (The)	5.00%		9/1/2022	A2	550	598,648
Philadelphia Sch Dist (The)	5.00%		9/1/2023	A2	500	560,740
Prince Georges Co GO	4.00%		8/1/2031	AAA	7,690	8,311,890
Rangely CO Hosp Dist	4.50%		11/1/2021	Baa3	3,000	3,045,900
Scranton Sch Dist	1.925% (1 Mo. LIBOR * .68 + .85%	)#	4/1/2031	A2	5,320	5,322,979
West Fargo GO	2.15%		5/1/2021	NR	4,075	4,075,489
Total						270,334,052

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care 14.53%
AK IDA–Yukon Koskokwim Hlth	3.50%		12/1/2020	NR		$1,000	$1,001,260
Allegheny Co Hosp Auth–UPMC	5.00%		7/15/2029	A		4,000	5,171,680
Allegheny County Health Network	5.00%		4/1/2026	A		2,500	3,008,975
Antelope Valley Hlth	5.00%		3/1/2021	Ba3		500	513,050
CA Stwde–Adventist Health West	5.00%	#(a)	3/1/2037	A		3,555	4,074,919
CA Stwde–Viamonte	3.00%		7/1/2026	AA-		4,500	4,534,380
CA Stwde–Viamonte	3.00%		7/1/2027	AA-		2,250	2,266,582
City of Atlantic Beach Fl–Fleet Landing	3.00%		11/15/2023	BBB	(c)	2,800	2,744,336
CO Hlth Fac Auth–CommonSpirit	5.00%	#(a)	8/1/2049	BBB+		7,000	8,213,590
CO Hlth Facs–Christian Living	4.00%		1/1/2021	NR		350	347,596
Cuyahoga Co Hsp–Metrohealth	5.00%		2/15/2025	Baa3		1,500	1,697,580
DC Hsp–Childrens Ntl Hsp	5.00%		7/15/2021	A1		1,215	1,274,523
Duluth EDA–St Lukes Hsp	4.75%		6/15/2022	NR		2,100	2,142,147
Eisenhower Med Ctr	5.00%		7/1/2026	Baa2		1,345	1,578,828
Franklin Co–Trinity Health	1.05%	#(a)	12/1/2046	AA-		5,750	5,749,252
Franklin Co IDA–Menno-Haven	5.00%		12/1/2023	NR		500	505,970
Greeneville Hlth–Ballad Hlth	5.00%		7/1/2021	A-		1,750	1,832,932
Greeneville Hlth–Ballad Hlth	5.00%		7/1/2022	A-		2,000	2,167,940
Greeneville Hlth–Ballad Hlth	5.00%		7/1/2023	A-		1,500	1,679,220
Harris Co Edu Fac–Hermann Health	5.28% (MUNIPSA * 1 + .57%	)#	12/1/2049	A+		7,770	7,773,108
IA Fin Auth–Lifespace	2.875%		5/15/2049	BBB	(c)	1,000	969,060
ID HFA–Madison Mem Hosp	4.00%		9/1/2020	BB+		1,565	1,577,223
ID Hlth & Edu Facs–Trinity Health	1.05%	#(a)	12/1/2048	AA-		3,750	3,749,512
IL Fin Auth–Northwestern Mem Hlth	5.00%	#(a)	7/15/2057	AA+		4,000	4,339,160
IL Fin Auth–Plymouth Place	5.00%		5/15/2025	BB+	(c)	1,225	1,264,543
IL Fin Auth–Presence Health	5.00%		2/15/2021	AA+		5,095	5,263,237
IL Fin Auth–Presence Health	5.00%		2/15/2022	AA+		4,000	4,282,400
IL Fin Auth–Rush Univ Med	5.00%		11/15/2020	A+		500	508,615
IL Fin Auth–Rush Univ Med	5.00%		11/15/2021	A+		695	732,044
Kirkwood IDA–Aberdeen Hts	5.00%		5/15/2022	BB	(c)	805	821,494
Lancaster Co Hosp Auth–Bretheren Village	5.00%		7/1/2025	BB+	(c)	650	647,875
Lee Memorial Hlth System	5.00%		4/1/2025	A+		2,625	3,042,454
Lehigh Co–Lehigh Valley Health Network	5.00%		7/1/2026	A+		1,755	2,048,892
Lenexa KS Hlth Facs–Lakeview Village	5.00%		5/15/2022	BB+	(c)	1,720	1,760,523
Lenexa KS Hlth Facs–Lakeview Village	5.00%		5/15/2025	BB+	(c)	990	1,036,778
MA DFA–Beth Israel Lahey Hlth	4.00%		7/1/2021	A		700	724,535

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)
MA DFA–Beth Israel Lahey Hlth	4.00%		7/1/2022	A	$500	$527,165
MA DFA–Beth Israel Lahey Hlth	5.00%		7/1/2023	A	600	663,996
MA DFA–Partners Hlth	5.21% (MUNIPSA * 1 + .50%	)#	7/1/2038	AA-	5,000	4,945,250
MA DFA–Wellforce Hlth	5.00%		7/1/2022	BBB+	1,225	1,314,278
MA DFA–Wellforce Hlth	5.00%		7/1/2024	BBB+	2,030	2,295,159
MA DFA–Wellforce Hlth	5.00%		7/1/2025	BBB+	800	925,512
Maricopa Co IDA–Banner Health	5.28% (MUNIPSA * 1 + .57%	)#	1/1/2035	AA-	4,865	4,892,098
Maricopa Co IDA–Honor Health	5.00%		9/1/2021	A2	750	789,503
Maricopa Co IDA–Honor Health	5.00%		9/1/2022	A2	750	814,283
MD Hlth & Hi Ed–Western MD Hlth Sys	5.00%		7/1/2020	NR	3,000	3,028,290
MI Fin Auth–Trinity Health	5.00%		12/1/2026	AA-	2,250	2,706,727
Monroeville Pa Fin Auth–UPMC Hlth	3.00%		2/15/2023	A	2,510	2,607,664
Montgomery Co IDA–Einstein Hlthcare	5.00%		1/15/2021	Ba1	2,000	2,050,960
Montgomery Co IDA–Jefferson Hlth	5.00%		9/1/2026	A	1,150	1,352,975
Montgomery Co IDA–Jefferson Hlth	5.00%		9/1/2027	A	1,500	1,787,505
Montgomery Co IDA–Jefferson Hlth	5.00%		9/1/2028	A	1,850	2,241,830
Montgomery Co IDA–Jefferson Hlth	5.00%		9/1/2029	A	1,000	1,230,340
Montgomery Co IDA–Whitemarsh	4.00%		1/1/2023	NR	2,000	1,971,280
MS Equip Facs–MS Baptist Hlth	6.01% (MUNIPSA * 1 + 1.30%	)#	8/15/2036	BBB+	7,000	7,001,610
NC Hsg Fin Agency (GNMA)	4.00%		1/1/2050	AA+	2,495	2,713,961
NC Med–Southminster	5.00%		10/1/2023	NR	750	769,815
NC Med Care Comm–Wake Forest Baptist	2.20%	#(a)	12/1/2048	A	15,000	14,886,150
NJ Hlth–Hackensack Meridian Hlth	5.00%		7/1/2026	AA-	3,900	4,746,612
NJ Hlth–Univ Hosp (AGM)	5.00%		7/1/2021	AA	900	938,529
NJ Hlth Fin Auth–Valley Health	5.00%		7/1/2026	A	1,800	2,093,418
NJ Hlth Fin Auth–Valley Health	5.00%		7/1/2027	A	1,250	1,480,550
Northampton Co–St. Lukes Univ Hlth	2.15% (1 Mo. LIBOR * .70 + 1.04%	)#	8/15/2048	A-	8,000	7,974,240
NY Dorm–Montefiore	5.00%		9/1/2027	BBB	1,400	1,713,376
NY Dorm–Montefiore	5.00%		9/1/2028	BBB	1,500	1,869,810
NY Dorm–Montefiore	5.00%		9/1/2029	BBB	1,750	2,221,012
NY Dorm–Montefiore	5.00%		9/1/2030	BBB	2,200	2,712,534
NY Dorm–Montefiore Ob Group	5.00%		8/1/2024	BBB	1,500	1,712,280
NY Dorm–Orange Regl Med Ctr†	4.00%		12/1/2020	BBB-	1,000	1,016,170
NY Dorm–Orange Regl Med Ctr†	4.00%		12/1/2021	BBB-	1,700	1,766,402

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
OH Hosp Rev–University Hospitals	4.00%		1/15/2028	A		$500	$584,365
OH Hosp Rev–University Hospitals	5.00%		1/15/2026	A		500	596,420
OH Hosp Rev–University Hospitals	5.00%		1/15/2027	A		250	304,580
OK DFA–OU Med	5.00%		8/15/2025	Baa3		550	638,385
OK DFA–OU Med	5.00%		8/15/2026	Baa3		800	948,232
Oneida Co–Mohawk Valley Hlth (AGM)	5.00%		12/1/2027	AA		1,400	1,578,598
Oneida Co–Mohawk Valley Hlth (AGM)	5.00%		12/1/2028	AA		1,000	1,125,940
Oneida Co–Mohawk Valley Hlth (AGM)	5.00%		12/1/2029	AA		1,000	1,124,360
Owensboro Health	5.00%		6/1/2025	Baa3		1,400	1,604,652
PA Hgr Ed–UPenn Hlth	5.00%		8/15/2027	AA		1,250	1,558,700
PA Hgr Ed–UPenn Hlth	5.00%		8/15/2028	AA		1,565	1,990,977
Palomar Hlth	5.00%		11/1/2021	BBB		500	525,875
Philadelphia Hsps–Temple Univ Hlth	5.00%		7/1/2027	BBB-		5,000	5,813,150
Sante Fe Retirement Facs-El Castillo	2.25%		5/15/2024	BB+	(c)	600	558,306
Sartell Hlth Care–Country Manor	4.00%		9/1/2020	NR		500	499,790
SE Port Auth–Memorial Hlth	5.00%		12/1/2022	BB-	(c)	2,345	2,449,423
South Miami Hlth Fac–Baptist Hlth	5.00%		8/15/2022	A1		1,000	1,087,620
South Miami Hlth Fac–Baptist Hlth	5.00%		8/15/2023	A1		1,350	1,515,740
Southcentral PA Auth–Wellspan Hlth	5.31% (MUNIPSA * 1 + 0.60%	)#	6/1/2049	Aa3		9,000	9,000,990
St Paul Hsg–HlthEast Care Sys	5.00%		11/15/2020	NR		1,255	1,284,643
Tempe IDA–ASU Mirabella†	4.00%		10/1/2023	NR		2,060	2,000,425
Tulsa Co Industrial Auth–Montereau	5.00%		11/15/2026	BBB-	(c)	500	531,795
WA HFC–CommonSpirit	6.11% (MUNIPSA * 1 + 1.40%	)#	1/1/2035	BBB+		2,000	2,084,020
WA Hlth–Fred Hutchinson Cancer Ctr	1.72% (1 Mo. LIBOR * .67 + 1.10%	)#	1/1/2042	A+		4,000	4,017,240
WA Hsg–Transforming Age†	2.375%		1/1/2026	BB	(c)	1,275	1,140,883
Waverly Hlth Ctr	2.50%		12/31/2022	NR		2,100	2,109,996
WI Hlth & Ed–American Baptist	3.50%		8/1/2022	NR		410	398,446
Total							229,881,048

Housing 4.30%
CA HFA–MFH	4.00%		3/20/2033	BBB+		1,694	1,799,721
CT State Hsg Fin Auth	4.00%		5/15/2049	AAA		5,535	6,082,522
MD State Hsg CDA	3.50%		3/1/2050	Aa1		10,000	10,676,600
MD State Hsg Dev Admn	4.00%		9/1/2049	Aa1		4,920	5,335,642
MI State Hsg Dev Auth	4.25%		12/1/2049	AA+		5,915	6,452,496
MN State Hsg Fin Agy (GNMA)	4.25%		7/1/2049	AA+		4,760	5,198,444

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Housing (continued)
MO State Hsg Dev Cmmn (GNMA)	4.25%		5/1/2047	AA+	$5,055	$5,514,348
NC State Hsg Fin Agy (GNMA)	4.00%		1/1/2050	AA+	4,860	5,249,480
NC State Hsg Fin Agy (GNMA)	4.00%		7/1/2050	AA+	2,500	2,733,800
ND State Hsg Fin Agy	4.00%		1/1/2050	Aa1	4,990	5,495,337
NY Mortgage Rev	3.50%		4/1/2049	Aa1	2,285	2,396,759
OH State Fin Agy	4.50%		3/1/2050	Aaa	4,960	5,491,513
Phoenix IDA–ASU Std Hsg	5.00%		7/1/2023	Baa3	100	107,830
Phoenix IDA–ASU Std Hsg	5.00%		7/1/2026	Baa3	175	198,172
SC State Hsg Fin Auth	4.00%		1/1/2050	Aaa	4,825	5,274,835
Total						68,007,499

Lease Obligations 3.98%
CA Pub Wks–Lease Rev	5.00%		10/1/2026	Aa3	1,500	1,839,255
CA Pub Wks–Lease Rev	5.00%		10/1/2027	Aa3	3,300	4,135,164
Comm of PA COPS	5.00%		7/1/2023	A2	500	555,345
Comm of PA COPS	5.00%		7/1/2025	A2	500	584,170
NJ EDA–Sch Facs	5.00%		6/15/2021	BBB+	4,490	4,614,463
NJ EDA–Sch Facs	5.00%		3/1/2022	BBB+	2,310	2,409,723
NJ EDA–Sch Facs	5.00%		6/15/2022	BBB+	515	535,894
NJ EDA–Sch Facs	5.00%		6/15/2022	Baa1	900	936,513
NJ EDA–Sch Facs	5.00%		11/1/2022	BBB+	3,275	3,428,597
NJ EDA–Sch Facs	5.00%		3/1/2023	BBB+	3,565	3,741,325
NJ EDA–Sch Facs	5.00%		3/1/2025	BBB+	5,205	5,441,723
NJ EDA–Sch Facs	5.00%		6/15/2025	Baa1	1,250	1,347,237
NJ EDA–Sch Facs	5.00%		6/15/2026	BBB+	4,000	4,357,000
NJ Trans Trust Fund	5.00%		6/15/2021	A+	4,500	4,665,510
NJ Trans Trust Fund	5.00%		12/15/2023	BBB+	1,250	1,326,963
NJ Trans Trust Fund	5.00%		12/15/2024	BBB+	7,000	7,500,640
NJ Trans Trust Fund	5.00%		12/15/2025	BBB+	12,500	13,545,875
Twin Rivers USD COP (AGM)	3.20%	#(a)	6/1/2041	AA	1,910	1,916,532
Total						62,881,929

Other Revenue 4.14%
Black Belt Energy Gas District: Gas Prepay
Revenue Bonds (Project #4)	4.00%	#(a)	12/1/2049	A3	12,325	12,893,059
CA St Infra–LA Co Museum of Art	1.321% (1 Mo. LIBOR * .70 + .65%	)#	12/1/2050	A3	4,000	4,006,000
Clifton Higher Ed–Intl Ldrshp Sch	5.25%		8/15/2026	NR	1,605	1,730,736
Clifton Higher Ed–Intl Ldrshp Sch	5.25%		8/15/2028	NR	1,920	2,056,877

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)
Indianapolis Local Pub Impt Bd Bk	5.00%		6/1/2022	A1	$4,040	$4,215,619
Lower AL Gas Dist–Goldman Sachs	4.00%	#(a)	12/1/2050	A3	19,250	20,042,522
Main St Nat Gas–Macquarie	5.00%		5/15/2025	A3	4,850	5,258,127
Maricopa Co–Legacy Schools†	4.00%		7/1/2029	Ba2	500	476,130
Patriots Energy Group–RBC	4.00%	#(a)	10/1/2048	Aa2	8,000	8,271,840
Phoenix IDA–Basis Schs†	3.00%		7/1/2020	BB	375	373,658
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2022	A3	5,800	6,091,160
Total						65,415,728

Special Tax 1.19%
Allentown Neighborhood Impt†	5.00%		5/1/2022	Ba3	810	826,799
Allentown Neighborhood Impt†	5.00%		5/1/2023	Ba3	250	256,878
Allentown Neighborhood Impt†	5.00%		5/1/2028	NR	5,000	5,103,050
Brea Redev Agy	5.00%		8/1/2020	AA-	2,100	2,127,342
CT Spl Tax–Trans Infra	5.00%		10/1/2022	A+	3,400	3,687,062
CT Spl Tax–Trans Infra	5.00%		1/1/2026	A+	5,000	5,907,050
Peninsula Town Center†	4.00%		9/1/2023	NR	225	226,334
Village CDD #12†	3.25%		5/1/2023	NR	500	500,090
Village CDD #13	2.625%		5/1/2024	NR	250	244,350
Total						18,878,955

Tax Revenue 1.62%
City of Sparks–Legends at Sparks Marina†	2.50%		6/15/2024	Ba2	150	145,151
City of Sparks–Legends at Sparks Marina†	2.75%		6/15/2028	Ba2	300	279,984
IL State Sales Tax	5.00%		6/15/2024	BBB	7,260	7,419,357
Jefferson Co–Sch Warrant	5.00%		9/15/2023	AA	2,000	2,242,020
MD Dept Trans	4.00%		9/1/2026	AAA	4,750	5,546,575
Suffolk Co–TANS	2.50%		7/23/2020	NR	10,000	10,040,100
Total						25,673,187

Tobacco 2.32%
PA Tob Settlement	5.00%		6/1/2022	A1	2,250	2,403,202
PA Tob Settlement	5.00%		6/1/2023	A1	1,125	1,234,733
PA Tob Settlement	5.00%		6/1/2024	A1	5,000	5,632,650
Railsplitter Tobacco Settlement Auth	5.25%		6/1/2021	A	16,010	16,687,383
Suffolk Tobacco Asset Sec Corp	5.375%		6/1/2028	NR	4,000	4,004,920	(b)
Tobacco Settlement Fin Corp NJ	3.20%		6/1/2027	BBB	5,260	5,236,435
TSASC	5.00%		6/1/2021	A	1,500	1,541,745
Total						36,741,068

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation 7.38%
Bay Area Toll Auth	1.887% (3 Mo. LIBOR * .70 + .55%	)#	4/1/2045	AA		$10,800	$10,799,136
Bay Area Toll Auth	4.00%		4/1/2029	AA-		1,200	1,394,052
Bay Area Toll Auth	5.96% (MUNIPSA * 1 + 1.25%	)#	4/1/2036	AA		3,750	3,931,650
Central TX Mobility Auth	4.00%		1/1/2022	BBB+		5,000	5,165,150
Central TX Mobility Auth	5.00%	#(a)	1/1/2045	A-		5,000	5,043,350
Chesapeake Bay Bridge Dist	5.00%		11/1/2023	BBB		9,000	9,799,650
Chicago Trans Auth	5.00%		6/1/2025	NR		2,000	2,316,820
Cleveland Arpt (AGM)	5.00%		1/1/2022	AA		455	483,001
E470 Pub Hwy Auth	1.04% (1 Mo. LIBOR * .67 + .42%	)#	9/1/2039	A		6,000	5,993,340
E470 Pub Hwy Auth	1.67% (1 Mo. LIBOR * .67 + 1.05%	)#	9/1/2039	A		2,000	2,010,120
Grand Parkway Trans Corp	5.00%		2/1/2023	A+	(c)	10,030	10,901,707
Illinois St Toll Hwy Auth	5.00%		1/1/2024	AA-		7,215	8,075,100
LA Offshore Term Auth–LOOP	1.65%	#(a)	9/1/2027	A3		3,500	3,526,705
LA Offshore Term Auth–LOOP	2.00%	#(a)	10/1/2040	BBB+		2,000	2,021,840
MTA NY	5.00%		5/15/2021	NR		15,000	15,441,300
NC Tpk Auth–Triangle Exprs (AGM)	5.00%		1/1/2028	AA		1,500	1,716,690
NJ Tpk Auth	1.857% (1 Mo. LIBOR * .70 + .75%	)#	1/1/2030	NR		2,500	2,464,700
NJ Tpk Auth	5.00%		1/1/2027	A2		3,200	3,834,016
NJ Trans Trust Fund	5.00%		6/15/2023	A+		7,210	7,723,568
NJ Trans Trust Fund	5.91% (MUNIPSA * 1 + 1.20%	)#	6/15/2034	BBB+		10,030	10,027,292
PA Tpk Commn	5.00%		12/1/2025	A1		150	179,822
PA Tpk Commn	5.00%		12/1/2026	A1		400	490,788
Port Auth NY & NJ–JFK IAT	5.00%		12/1/2020	BBB+		1,560	1,578,548
Triborough Brdg & Tunl Auth (NPFGC)(FGIC)	5.50%		11/15/2021	A+		1,650	1,767,018
Total							116,685,363

Utilities 14.65%
American Muni Pwr–Hydroelec Proj	2.25%	#(a)	2/15/2048	A		6,500	6,523,920
American Muni Pwr-Prairie St TCRS (BAM)	5.25%		2/15/2030	AA		2,500	2,694,800
Central Plains–Goldman Sachs	5.00%		9/1/2027	BBB+		1,305	1,494,538
Chicago Wastewater	5.00%		1/1/2021	A		1,000	1,025,580
Chicago Wastewater	5.00%		1/1/2022	A		2,000	2,117,720
Chicago Water	5.00%		11/1/2022	A		5,680	6,141,614
Chicago Water	5.00%		11/1/2022	A		1,000	1,081,270
Chicago Water (AGM)	5.00%		11/1/2028	AA		2,500	3,067,825

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)
City of Rockport Poll Ctl–IN MI Pwr	3.05%		6/1/2025	A-	3,500	3,712,030
Cleveland Public Pwr (AGM)	5.00%		11/15/2026	AA	1,190	1,463,581
Cleveland Public Pwr (AGM)	5.00%		11/15/2027	AA	2,280	2,868,787
Cleveland Public Pwr (AGM)	5.00%		11/15/2028	AA	2,000	2,563,040
Cleveland Public Pwr (AGM)	5.00%		11/15/2029	AA	1,000	1,306,490
Detroit Water	5.00%		7/1/2021	AA-	420	440,173
Detroit Water	5.00%		7/1/2022	AA-	500	541,055
Escambia Co PCR–Gulf Power	2.60%		6/1/2023	A	3,000	3,109,770
Farmington Poll Ctl–NM Pub Svc	1.875%	#(a)	4/1/2033	BBB+	4,000	3,915,960
Floyd CO Dev–GA Power	2.35%	#(a)	7/1/2022	Baa1	1,500	1,509,765
IL Fin Auth–Peoples Gas	1.875%	#(a)	2/1/2033	Aa3	6,500	6,507,475
KY Muni Pwr–Prairie State Proj	3.45%	#(a)	9/1/2042	Baa1	1,700	1,760,078
KY PCR–KY Util Comp	1.55%	#(a)	9/1/2042	A1	11,250	11,427,300
KY Public Energy Auth–BP	4.00%	#(a)	1/1/2049	A1	9,275	9,291,417
KY Public Energy Auth–Morgan Stanley	4.00%	#(a)	4/1/2048	A3	3,110	3,216,362
Lehigh Co IDA–PPL Elec Util	1.80%	#(a)	2/15/2027	A1	10,660	10,730,143
Long Island Power Auth	1.857% (1 Mo. LIBOR * .70 + .75%	)#	5/1/2033	A	10,000	9,865,300
Long Island Power Auth	5.00%		9/1/2026	A	500	597,870
Long Island Power Auth	5.00%		9/1/2027	A	500	609,980
Louisa VA IDA–VA Elec & Pwr CO	1.90%	#(a)	11/1/2035	A2	5,000	5,107,750
Louisville/Jeff Co Poll Ctrl–Louisville	1.85%	#(a)	10/1/2033	A1	5,000	5,011,800
Maricopa Co Poll Ctl–NM Pub Svc	2.40%	#(a)	6/1/2043	BBB+	7,500	7,500,600
Mason Cnty Poll Ctrl–Appalachian Power	2.75%		10/1/2022	A-	27,500	28,202,625
MEAG–Proj 1	5.00%		1/1/2021	A2	7,000	7,121,170
Monroe Co PCR–Gulf Power	2.00%	#(a)	9/1/2037	A	6,000	6,010,140
Northern CA Gas–Goldman Sachs	4.00%	#(a)	7/1/2049	A3	5,000	5,190,200
NY Elec Sys–LIPA	1.65%	#(a)	9/1/2049	A	4,000	3,862,680
Philadelphia Gas Works	5.00%		8/1/2020	A	2,000	2,024,760
Philadelphia Gas Works	5.00%		8/1/2023	A	850	952,000
Philadelphia Gas Works	5.00%		8/1/2024	A	800	922,280
PR Aqueduct & Swr Auth	5.00%		7/1/2022	Ca	2,000	1,885,000
PR Elec Pwr Auth(d)	5.25%		7/1/2018	NR	2,000	1,397,500	(b)
Rockport IN Wtr Pollution Ctl	1.35%	#(a)	7/1/2025	A-	2,000	1,997,700
Rockport IN Wtr Pollution Ctl	1.35%	#(a)	7/1/2025	A-	2,150	2,147,527
SA Energy Acquisition Pub Fac–Goldman Sachs	5.50%		8/1/2021	A3	4,350	4,510,863
San Antonio Elec & Gas	1.75%	#(a)	2/1/2049	Aa2	10,750	10,754,192

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2020

Investments		Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)
San Antonio Elec & Gas		2.75%	#(a)	2/1/2048	Aa2	$8,000	$8,193,040
San Antonio Water System		2.625%	#(a)	5/1/2049	AA	5,000	5,188,050
Wise Co IDA–VA Elec & Pwr Co		2.15%	#(a)	10/1/2040	A2	13,430	13,403,946
WV EDA–Appalachian Pwr		2.55%	#(a)	3/1/2040	A-	2,000	2,022,320
WV EDA–Appalachian Pwr		2.625%	#(a)	12/1/2042	A-	3,000	3,023,730
York Co VA IDA–VA Elec & Pwr CO		1.90%	#(a)	5/1/2033	A2	5,500	5,631,285
Total							231,645,001
Total Municipal Bonds (cost $1,295,941,850)							1,295,303,990

	Interest Rate#	Interest Rate Reset Date(e)		Final Maturity Date

SHORT-TERM INVESTMENTS 15.43%

Variable Rate Demand Notes 15.43%

Corporate-Backed 0.06%
PSL North America	6.43%	4/2/2020		11/1/2032	BBB-	1,000	1,000,000

General Obligation 4.73%
NYC GO	0.85%	4/1/2020		6/1/2044	Aa1	22,800	22,800,000
NYC GO	0.85%	4/1/2020		12/1/2047	Aa1	21,370	21,370,000
NYC GO ARS	4.90%	4/1/2020		10/1/2046	Aa1	20,600	20,600,000
Texas St GO	4.00%	4/1/2020		4/1/2036	Aaa	10,000	10,000,000
Total							74,770,000

Health Care 4.72%
AL Hlth Care Auth–Baptist Health	7.45%	4/2/2020		11/1/2042	A3	17,055	17,055,000
AR DFA–Baptist Mem Hlth	7.45%	4/2/2020		9/1/2044	BBB+	15,000	15,000,000
Lee Memorial Hlth System	7.25%	4/2/2020		4/1/2049	A+	8,780	8,780,000
NJ Hlth–Christian Hlth Care Ctr	5.07%	4/2/2020		7/1/2038	BBB+	6,045	6,045,000
NYC Muni Water	1.10%	4/1/2020		6/15/2045	AAA	1,685	1,685,000
WV United Health Sys	7.25%	4/2/2020		6/1/2033	A	26,005	26,005,000
Total							74,570,000

Housing 0.59%
IN Hsg & Cmnty Dev–SF Mtge Rev (GNMA)	4.90%	4/1/2020		7/1/2047	Aaa	9,275	9,275,000

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2020

Investments	Interest Rate#	Interest Rate Reset Date(e)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations 0.28%
Montgomery Co Pub Bldg Auth	4.90%	4/2/2020	11/1/2027	Aa2	$4,465	$4,465,000

Tax Revenue 4.86%
NYC TFA–Future Tax	0.85%	4/1/2020	5/1/2034	AAA	48,900	48,900,000
NYC TFA–Future Tax	0.85%	4/1/2020	11/1/2044	AAA	28,000	28,000,000
Total						76,900,000

Utilities 0.19%
Appling Co Dev–GA Power	1.02%	4/1/2020	9/1/2041	A-	3,000	3,000,000
Total Short-Term Investments (cost $243,980,000)						243,980,000
Total Investments in Securities 97.33% (cost $1,539,921,850)						1,539,283,990
Cash and Other Assets in Excess of Liabilities 2.67%						42,289,394
Net Assets 100.00%						$1,581,573,384

AGM	Insured by–Assured Guaranty Municipal Corporation.
AMBAC	Insured by–AMBAC Assurance Corporation.
BAM	Insured by–Build America Mutual.
COP	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuates based on CPI.
FGIC	Insured by–Financial Guaranty Insurance Company.
GNMA	Government National Mortgage Association.
LIBOR	London Interbank Offered Rate.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NPFGC	Insured by–National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by–Securities Industry and Financial Markets Association.
TCRS	Transferable Custodial Receipt.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2020, the total value of Rule 144A securities was $24,504,059, which represents 1.55% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2020.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	This investment has been rated by Fitch IBCA.
(d)	Defaulted (non-income producing security).
(e)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION TAX FREE FUND March 31, 2020

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$–	$99,251,687	$10,904,989	$110,156,676
Education	–	37,914,892	1,789,792	39,704,684
Tobacco	–	32,736,148	4,004,920	36,741,068
Utilities	–	230,247,501	1,397,500	231,645,001
Remaining Industries	–	877,056,561	–	877,056,561
Short-Term Investments
Variable Rate Demand Notes	–	243,980,000	–	243,980,000
Total	$–	$1,521,186,789	$18,097,201	$1,539,283,990

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2019	$5,642,500
Accrued Discounts (Premiums)	(30,988)
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	(1,131,763)
Purchases	1,921,296
Sales	–
Transfers into Level 3	17,338,656
Transfers out of Level 3	(5,642,500)
Balance as of March 31, 2020	$18,097,201
Change in unrealized appreciation/depreciation for the period ended March 31, 2020, related to Level 3 investments held at March 31, 2020	$(1,131,763)

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)

INTERMEDIATE TAX FREE FUND March 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 96.65%

Corporate-Backed 7.84%
AL IDA–Office Max Rmkt AMT	6.45%	#(a)	12/1/2023	B1	$2,300	$2,167,865
Allegheny Co IDA–US Steel	4.875%		11/1/2024	B-	3,300	2,989,107
Allegheny Co IDA–US Steel	5.125%		5/1/2030	B-	1,000	903,120
Arista Met District	5.00%		12/1/2038	NR	1,240	1,245,431
AZ IDA	3.625%		5/20/2033	BBB	9,931	10,169,869
Build NYC Res Corp–Pratt Paper AMT†	4.50%		1/1/2025	NR	3,600	3,734,100
Build NYC Res Corp–Pratt Paper AMT†	5.00%		1/1/2035	NR	550	563,255
CA Fin Auth–United Airlines AMT	4.00%		7/15/2029	BB-	11,090	11,157,982
CA MFA–Waste Mgmt AMT	2.40%	#(a)	10/1/2044	A-	9,750	9,474,465
CA Poll Ctl–Waste Mgmt AMT	3.00%		11/1/2025	A-	9,850	10,079,111
Chandler AZ IDA–Intel Corp AMT	2.70%	#(a)	12/1/2037	A+	7,250	7,410,515
Citizens Property Insurance Corp	5.00%		6/1/2022	A+	12,500	13,182,000
Downtown Doral CDD†	4.25%		12/15/2028	NR	250	245,525	(b)
Downtown Doral CDD†	4.75%		12/15/2038	NR	625	621,363	(b)
Gloucester Co Poll Ctl–Logan AMT	5.00%		12/1/2024	BBB-	1,620	1,681,382
Greater Orlando Aviation–Jet Blue AMT	5.00%		11/15/2026	NR	2,980	2,957,680
Houston Arpt–United Airlines AMT	5.00%		7/15/2028	BB-	2,525	2,516,339
IA Fin Auth–Iowa Fertilizer Co	3.125%		12/1/2022	BB-	2,250	2,112,255
IA Fin Auth–Iowa Fertilizer Co	5.25%		12/1/2025	BB-	10,000	10,236,500
IA Fin Auth–Iowa Fertilizer Co†	5.875%		12/1/2026	BB-	3,365	3,401,611
Indianapolis Local Pub Impt–IND Arpt AMT	5.00%		1/1/2026	A1	9,425	10,543,276
Indianapolis Local Pub Impt–IND Arpt AMT	5.00%		1/1/2027	A1	8,300	9,229,517
LA Citizens Property Insurance Corp (AGM)	5.00%		6/1/2022	AA	2,000	2,162,400
LA Env Facs–Westlake Chem	3.50%		11/1/2032	Baa2	8,850	8,549,365
LA Env Facs–Westlake Chem	6.50%		8/1/2029	Baa2	6,780	6,796,069
LA St John Parish–Marathon Oil	2.20%	#(a)	6/1/2037	BBB-	7,500	6,049,950
Love Field Arpt–Southwest Airlines AMT	5.00%		11/1/2028	Baa1	1,800	1,800,000
Martin Co IDA–Indiantown Cogen AMT†	4.20%		12/15/2025	A-	6,000	6,023,700
Matagorda Co Nav Dist–AEP TX Central	2.60%		11/1/2029	A-	2,800	2,749,684
Matagorda Co Nav Dist–AEP TX Central	4.00%		6/1/2030	A-	8,000	8,318,720
MD EDC–Chesapeake Bay Hyatt(c)	5.00%		12/1/2016	NR	2,570	1,786,150
Met Govt Nashville & Davidson Cnty	4.00%		7/1/2034	AA	10,000	11,629,600
Mission Econ Dev Corp–Natgasoline AMT†	4.625%		10/1/2031	BB-	10,000	10,233,800
Nez Perce Co Poll Ctl–Potlatch	2.75%		10/1/2024	BBB-	10,500	10,123,995	(b)
NH National Fin Auth–Covanta AMT†	4.00%		11/1/2027	B1	2,975	2,898,900
NH National Fin Auth–Hsg Sec	4.125%		1/20/2034	NR	4,989	5,283,094
Niagara Area Dev Corp–Covanta†	3.50%		11/1/2024	B1	4,650	4,492,969

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Corporate-Backed (continued)
Niagara Area Dev Corp–Covanta AMT†	4.75%		11/1/2042	B1		$5,500	$5,387,855
NJ EDA–Continental Airlines AMT	5.25%		9/15/2029	BB-		11,320	11,263,400
NJ EDA–Sch Facs	5.00%		6/15/2030	A-	(d)	2,000	2,162,760
NJ EDA–Sch Facs	5.00%		6/15/2033	A-	(d)	2,000	2,128,520
NY Energy RDA–NYSEGC	3.50%		10/1/2029	A-		8,200	8,975,228
NY Env Facs–Casella Waste AMT†	2.875%	#(a)	12/1/2044	B		2,000	1,780,800
NY Trans Dev Corp–American Airlines AMT	5.00%		8/1/2026	B		3,000	2,993,370
NYC Cap Res–Arthur Mgmt	7.00%		8/1/2025	NR		3,100	3,159,148
NYC IDA–TRIPS AMT	5.00%		7/1/2022	BBB+		2,330	2,426,276
NYC IDA–TRIPS AMT	5.00%		7/1/2028	BBB+		3,500	3,620,925
OH Air Dev Auth–AEP	1.90%	#(a)	5/1/2026	BBB+		3,285	3,133,102
OH Air Dev Auth–AEP AMT	2.50%	#(a)	11/1/2042	BBB+		5,800	5,430,656
OH Air Dev Auth–AEP AMT	2.60%	#(a)	6/1/2041	BBB+		9,250	8,738,752
OH Air Quality–Pratt Paper AMT†	3.75%		1/15/2028	NR		1,800	1,777,176
OH Air Quality–Pratt Paper AMT†	4.25%		1/15/2038	NR		4,955	4,564,100
OK DFA–Waste Mgmt	2.375%	#(a)	12/1/2021	A-		1,665	1,686,362
PA EDA–Covanta AMT†	3.25%		8/1/2039	B-		1,035	823,156
PA EDA–Procter & Gamble AMT	5.375%		3/1/2031	AA-		1,355	1,771,053
Richland Co Env Impt–Intl Paper AMT	3.875%		4/1/2023	BBB		6,715	7,049,474
Rockdale Co Dev Auth–Pratt Paper AMT†	4.00%		1/1/2038	NR		5,205	4,647,857
Salem Co Poll Ctl–Chambers AMT	5.00%		12/1/2023	BBB		7,025	7,353,489
Selma IDB–Intl Paper	2.00%	#(a)	11/1/2033	BBB		1,000	982,200
St Charles Parish–Valero Energy	4.00%	#(a)	12/1/2040	BBB		10,435	10,556,046
Tulsa Mun Arpt–American Airlines AMT	5.00%	#(a)	6/1/2035	B		5,000	4,978,700
Tuscaloosa IDA–Hunt Refining†	5.25%		5/1/2044	NR		6,950	6,728,017
VA Small Bus Fing–Covanta AMT†	5.00%	#(a)	1/1/2048	B-		440	441,144
Valdez Marine Term–BP	5.00%		1/1/2021	A1		10,000	10,107,700
Valparaiso Facs–Pratt Paper AMT	5.875%		1/1/2024	NR		835	849,654
Valparaiso Facs–Pratt Paper AMT	6.75%		1/1/2034	NR		5,000	5,199,950
Warren Co–Intl Paper	2.90%	#(a)	9/1/2032	BBB		7,500	7,632,000
West Pace Coop Dist(c)	9.125%		5/1/2039	NR		4,900	2,842,000	(b)
Whiting Env Facs–BP AMT	5.00%	#(a)	11/1/2045	A1		6,855	7,173,689
Whiting Env Facs–BP Rmkt	5.25%		1/1/2021	A1		5,000	5,062,950
WI PFA–American Dream†	5.00%		12/1/2027	NR		7,000	6,778,170
WI PFA–American Dream†	6.75%		12/1/2042	NR		5,000	4,948,000
WI PFA–Celanese AMT	5.00%		12/1/2025	BBB		6,500	6,608,485
WI PFA–TRIPS AMT	5.25%		7/1/2028	BBB+		3,750	3,861,112
Total							381,143,940

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education 4.31%
CA Fin Auth–Biola Univ	5.00%	10/1/2028	Baa1	$420	$451,168
CA Fin Auth–Biola Univ	5.00%	10/1/2030	Baa1	430	459,446
Ca State Univ	5.00%	11/1/2024	Aa2	3,700	3,910,567
CA State Univ Sys	5.00%	11/1/2024	NR	1,300	1,377,311
CA State Univ Sys	5.00%	11/1/2026	Aa2	2,750	3,279,677
Cap Trust Ed–Renaissance Charter†	5.00%	6/15/2039	NR	2,160	2,052,389
Chicago Brd Ed	5.00%	12/1/2034	BB-	3,000	3,044,430
Chicago Brd Ed	5.00%	12/1/2036	BB-	9,000	9,087,300
Cleveland State Univ	5.00%	6/1/2024	A+	1,775	1,885,742
Clifton Higher Ed–Intl Ldrshp Sch	5.125%	8/15/2030	NR	3,500	3,698,800
CT Ed Facs–Univ of Hartford	4.00%	7/1/2039	BBB-	1,875	1,828,425
CT Hlth & Ed–Quinnipiac Univ	5.00%	7/1/2033	A-	8,230	9,315,043
Cuyahoga CCD	5.00%	8/1/2020	Aa2	935	937,927
Frederick Co Ed Fac–Mount St Mary’s Univ†	5.00%	9/1/2027	BB+	2,000	2,089,020
Frederick Co Ed Fac–Mount St Mary’s Univ†	5.00%	9/1/2032	BB+	2,400	2,455,104
Fulton Co Dev–GA Tech Athletic Assoc	5.00%	10/1/2022	A2	215	233,428
IL Fin Auth–IL Inst of Tech	4.00%	9/1/2035	Baa3	2,600	2,568,748	(b)
IL Fin Auth–IL Inst of Tech	5.00%	9/1/2030	Baa3	625	696,356	(b)
IL Fin Auth–IL Inst of Tech	5.00%	9/1/2031	Baa3	600	665,340	(b)
IL Fin Auth–IL Inst of Tech	5.00%	9/1/2032	Baa3	500	553,040	(b)
IL Fin Auth–IL Inst of Tech	5.00%	9/1/2033	Baa3	1,000	1,102,250	(b)
IL Fin Auth–IL Inst of Tech	5.00%	9/1/2034	Baa3	2,620	2,876,053	(b)
IL Fin Auth–IL Inst of Tech	5.00%	9/1/2036	Baa3	3,225	3,513,250	(b)
IL Fin Auth–Loyola Univ Chicago	5.00%	7/1/2025	A+	8,620	9,303,825
IL Fin Auth–Noble Chtr Sch	5.00%	9/1/2025	BBB	1,500	1,602,225
IL Fin Auth–Univ Chicago	5.00%	10/1/2030	Aa2	8,000	9,226,240
MA DFA–Emerson Clg	5.00%	1/1/2026	BBB+	5,135	5,756,078
MA DFA–Emerson Clg	5.00%	1/1/2027	BBB+	2,700	3,015,522
MA DFA–Emerson Clg	5.00%	1/1/2028	BBB+	1,810	2,015,815
MA DFA–Emmanuel College	5.00%	10/1/2032	Baa2	5,000	5,514,900
Marietta Dev Auth–Life Univ†	5.00%	11/1/2037	Ba3	1,500	1,508,400
NC Cap Facs–High Point Univ	5.00%	5/1/2032	A-	2,500	2,579,000
Nova Southeastern Univ	5.00%	4/1/2037	A-	5,000	5,714,300
Nova Southeastern Univ	5.00%	4/1/2038	A-	2,500	2,827,850
NV Dept of Bus & Ind–Somerset Academy†	4.50%	12/15/2029	BB	710	737,449
NV Dept of Bus & Ind–Somerset Academy†	5.00%	12/15/2038	BB	1,000	1,046,330	(b)
NY Dorm–Mt Sinai Sch Med	5.00%	7/1/2026	A-	5,000	5,899,600

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)
NY Dorm–Mt Sinai Sch Med	5.00%		7/1/2027	A-	$10,000	$11,755,000
NY Dorm–Pace Univ	5.00%		5/1/2021	BBB-	1,845	1,923,283
NY Dorm–Pace Univ	5.00%		5/1/2023	BBB-	980	1,021,033
NY Dorm–Pace Univ	5.00%		5/1/2026	BBB-	980	1,015,966
NY Dorm–SUNY	5.00%		7/1/2026	Aa3	2,000	2,373,200
NY Dorm–SUNY	5.00%		7/1/2027	Aa3	500	583,075
NY Dorm–SUNY	5.00%		7/1/2027	Aa3	4,880	5,768,892
NY Dorm–SUNY	5.00%		7/1/2028	Aa3	4,110	4,849,471
NY Dorm–SUNY	5.00%		7/1/2029	Aa3	2,750	3,194,895
Pima IDA–American Leadership Acad†	4.75%		6/15/2037	NR	4,500	4,039,425
Private Clgs & Univs Auth–SCAD	5.00%		4/1/2029	A3	1,500	1,658,535
Private Clgs & Univs Auth–SCAD	5.00%		4/1/2031	A3	1,360	1,497,850
Troy Cap Res Corp–RPI	5.00%		8/1/2024	A3	1,000	1,149,210
Troy Cap Res Corp–RPI	5.00%		8/1/2025	A3	2,630	3,101,138
Troy Cap Res Corp–RPI	5.00%		8/1/2026	A3	1,000	1,188,640
Troy Cap Res Corp–RPI	5.00%		8/1/2027	A3	1,600	1,893,024
Univ of Connecticut	5.00%		11/1/2032	A+	3,740	4,639,620
Univ of Houston	5.00%		2/15/2029	AA	10,280	11,979,798
Univ of Illinois (AGM)	4.00%		4/1/2033	AA	4,905	5,566,096
Univ of Illinois (AGM)	4.00%		4/1/2034	AA	5,100	5,771,058
Univ of North Carolina–Wilmington	5.00%		6/1/2023	A1	2,435	2,712,273
Univ of North Carolina–Wilmington	5.00%		6/1/2024	A1	2,560	2,938,214
VA Clg Bldg Auth	4.00%		9/1/2035	AA+	8,795	9,921,376
Wayne State Univ	4.00%		11/15/2034	Aa3	3,900	4,244,175
Total						209,613,595

Energy 0.23%
PEFA Gas (cost $11,472,560)	5.00%	#(a)	9/1/2049	A3	10,000	10,999,000

Financial Services 0.59%
Berks Co IDA–Tower Hlth	4.00%		11/1/2031	BBB+	2,280	2,549,929
Berks Co IDA–Tower Hlth	5.00%		11/1/2030	BBB+	1,315	1,589,178
MA Ed Fin Auth AMT	3.625%		7/1/2034	AA	15,000	16,169,850
NJ Higher Ed Assistance Auth AMT	3.75%		12/1/2030	Aaa	2,350	2,566,811
NJ Higher Ed Assistance Auth AMT	4.00%		12/1/2032	Aaa	2,690	2,976,700
NJ Higher Ed Assistance Auth AMT	4.00%		12/1/2034	Aaa	2,400	2,640,144
Total						28,492,612

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation 17.84%
Bellwood GO	5.875%		12/1/2027	A	$5,000	$5,566,600
Bellwood GO	6.15%		12/1/2032	A	3,770	4,222,098
CA State GO	1.821% (1 Mo. LIBOR * .70 + .76%	)#	12/1/2031	Aa2	5,000	5,005,150
CA State GO	3.00%		10/1/2033	Aa2	14,150	15,019,942
CA State GO	4.00%		3/1/2036	Aa2	7,500	8,850,600
CA State GO	4.00%		10/1/2036	Aa2	5,000	5,855,800
CA State GO	5.00%		10/1/2027	Aa2	10,000	11,105,800
CA State GO	5.00%		9/1/2030	Aa2	10,000	11,879,700
CA State GO	5.00%		4/1/2032	Aa2	13,850	18,964,389
CA State GO	5.25%		3/1/2022	Aa2	6,320	6,341,172
CA State GO (AGM)	5.25%		8/1/2032	AA	20,000	27,296,000
Chabot/Las Positas CCD	5.00%		8/1/2023	AA	3,000	3,358,980
Chicago Brd Ed	5.00%		12/1/2029	BB-	3,000	3,082,950
Chicago Brd Ed	5.00%		12/1/2030	BB-	3,500	3,596,600
Chicago Brd Ed	5.00%		12/1/2030	BB-	5,100	5,228,877
Chicago Brd Ed	5.00%		12/1/2031	BB-	3,100	3,106,355
Chicago Brd Ed	5.00%		12/1/2031	BB-	1,500	1,534,605
Chicago Brd Ed	5.00%		12/1/2032	BB-	4,845	4,947,036
Chicago Brd Ed	5.00%		12/1/2033	BB-	900	917,244
Chicago Brd Ed	5.00%		12/1/2034	BB-	475	482,781
Chicago Brd Ed	5.00%		12/1/2035	BB-	450	455,967
Chicago Brd Ed	5.00%		12/1/2046	BB-	7,500	7,364,400
Chicago Brd Ed†	6.75%		12/1/2030	BB-	5,000	5,514,150
Chicago Brd Ed (AGM)	5.00%		12/1/2027	AA	2,860	3,434,288
Chicago Brd Ed (NPFGC)(FGIC)	Zero Coupon		12/1/2026	Baa2	1,510	1,196,856
Chicago GO	5.00%		1/1/2022	BBB+	7,770	7,875,750
Chicago GO	5.00%		1/1/2024	BBB+	15,000	15,347,850
Chicago GO	5.00%		1/1/2025	BBB+	7,000	7,196,840
Chicago GO	5.00%		1/1/2028	BBB+	6,900	7,167,375
Chicago GO	5.00%		1/1/2029	BBB+	7,750	8,051,940
Chicago GO	5.00%		1/1/2030	BBB+	2,000	2,080,060
Chicago GO	5.00%		1/1/2031	BBB+	2,210	2,262,267
Chicago GO	5.00%		1/1/2034	BBB+	7,625	7,725,726
Chicago GO	5.125%		1/1/2027	BBB+	3,100	3,199,138
Chicago GO	5.25%		1/1/2028	BBB+	3,845	3,982,843
Chicago GO	5.50%		1/1/2037	BBB+	1,250	1,295,400
Chicago GO	5.50%		1/1/2049	BBB+	3,750	3,896,475

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
Chicago GO	5.625%	1/1/2030	BBB+	$1,835	$1,965,010
Chicago GO	5.75%	1/1/2033	BBB+	7,000	7,505,750
Chicago GO	6.00%	1/1/2038	BBB+	12,840	13,807,622
Chicago Met Water Reclmtn Dist	5.00%	12/1/2027	AA+	4,600	5,473,218
Chicago Met Water Reclmtn Dist	5.00%	12/1/2028	AA+	6,715	7,897,914
Chicago Met Water Reclmtn Dist	5.25%	12/1/2034	AA+	10,465	14,559,013
City of Schaumburg	3.00%	12/1/2031	AAA	1,300	1,372,306
City of Skokie	3.00%	12/1/2029	Aa2	1,080	1,177,319
Clackamas Co Sch Dist–North Clackamas	5.00%	6/15/2025	AA+	1,450	1,686,771
Clark Co GO	4.00%	6/1/2037	AA+	6,890	7,921,295
Clark Co GO	5.00%	11/1/2027	AA+	10,775	12,692,411
Clark Co Sch Dist (AGM)	3.00%	6/15/2037	AA	12,195	12,602,191
Cook Co GO	5.00%	11/15/2020	A+	5,000	5,051,200
Cook Co GO	5.00%	11/15/2021	A+	5,000	5,088,850
Cook Co GO	5.00%	11/15/2025	A+	6,000	6,156,900
Cook Co GO	5.25%	11/15/2023	A+	10,510	10,743,742
CT State GO	4.00%	1/15/2034	A1	7,230	8,040,989
CT State GO	4.00%	4/15/2037	A1	1,825	1,987,881
CT State GO	4.00%	6/15/2037	A1	775	840,317
CT State GO	4.00%	4/15/2038	A1	7,460	8,092,832
CT State GO	5.00%	10/15/2028	A1	12,500	14,844,750
CT State GO	5.00%	1/15/2030	A1	12,500	15,712,250
CT State GO	5.00%	6/15/2032	A1	2,000	2,421,340
CT State GO	5.00%	6/15/2034	A1	1,100	1,324,741
CT State GO	5.00%	6/15/2035	A1	1,125	1,350,304
CT State GO	5.00%	4/15/2036	A1	1,150	1,397,331
Deforest Sch Dist	3.00%	4/1/2038	AA+	4,000	4,214,440
Eaton Area Pk & Rec Dist	5.50%	12/1/2030	NR	240	246,797
Fresno USD (NPFGC)(FGIC)	5.25%	2/1/2024	A+	3,285	3,751,996
Geneva USD	5.00%	1/1/2028	AA+	1,125	1,389,971
Geneva USD	5.00%	1/1/2029	AA+	2,200	2,714,426
Geneva USD	5.00%	1/1/2030	AA+	1,400	1,722,196
HI State GO	5.00%	8/1/2026	AA+	7,590	8,777,835
Hinsdale GO	4.00%	1/15/2037	AAA	6,065	6,972,385
Houston GO	5.00%	3/1/2024	AA	2,000	2,285,220
Howard Co GO	3.00%	8/15/2036	AAA	1,910	2,029,700
Howard Co GO	3.00%	8/15/2037	AAA	2,255	2,388,744

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
Howard Co GO	3.00%	8/15/2038	AAA	$1,500	$1,585,875
IL State GO	5.00%	7/1/2022	BBB-	6,500	6,675,890
IL State GO	5.00%	8/1/2023	BBB-	5,350	5,554,637
IL State GO	5.00%	8/1/2024	BBB-	14,565	14,955,925
IL State GO	5.00%	11/1/2026	BBB-	10,000	10,511,100
IL State GO	5.00%	1/1/2027	BBB-	12,010	12,525,709
IL State GO	5.00%	11/1/2027	BBB-	5,000	5,233,200
IL State GO	5.00%	2/1/2028	BBB-	13,620	14,186,183
IL State GO	5.00%	11/1/2028	BBB-	10,160	10,560,202
IL State GO	5.00%	2/1/2029	BBB-	5,440	5,632,195
IL State GO	5.00%	11/1/2029	BBB-	2,800	2,890,916
IL State GO	5.00%	10/1/2032	BBB-	8,300	8,566,596
IL State GO	5.00%	10/1/2033	BBB-	5,000	5,147,650
IL State GO	5.25%	7/1/2030	BBB-	5,430	5,559,017
IL State GO	5.25%	2/1/2034	BBB-	3,295	3,370,357
IL State GO	5.50%	7/1/2038	BBB-	5,000	5,104,950
IL State GO	6.00%	5/1/2026	BBB-	6,000	6,646,260
LA State GO	5.00%	5/1/2028	AA-	11,180	13,110,898
LA State GO	5.00%	3/1/2031	AA-	5,000	6,300,200
Lake Cnty IL Sch Dist #113	4.00%	1/1/2032	Aaa	4,130	4,816,612
Lake Co GO	3.50%	11/30/2031	AAA	1,825	1,940,979
Lane Co Sch Dist #4J	4.00%	6/15/2034	Aa1	9,000	9,783,630
Lubbock GO	5.00%	2/15/2026	AA+	11,810	13,794,198
Luzerne Co GO (AGM)	5.00%	11/15/2022	AA	2,250	2,452,365
Luzerne Co GO (AGM)	5.00%	11/15/2023	AA	2,500	2,793,025
Luzerne Co GO (AGM)	5.00%	11/15/2024	AA	4,000	4,585,760
MI Strategic Fund–I-75 AMT (AGM)	4.25%	12/31/2038	AA	2,500	2,796,325
Miami-Dade Co GO	5.00%	7/1/2038	AA	4,830	5,914,383
MS State GO	3.00%	10/1/2034	AA	6,650	7,144,228
Nassau Co GO (AGM)	5.00%	1/1/2026	AA	10,000	11,941,200
NJ State GO	5.00%	6/1/2027	A-	3,650	4,479,463
NJ State GO	5.00%	6/1/2029	A-	5,000	6,037,650
NV State GO	5.00%	11/1/2026	AA+	7,500	8,854,875
NY Dorm–Sch Dist (AGM)	5.00%	10/1/2023	AA	2,500	2,839,300
NYC GO	5.00%	10/1/2021	Aa1	6,000	6,348,360
NYC GO	5.00%	8/1/2022	Aa1	10,010	10,529,519
NYC GO	5.00%	8/1/2025	Aa1	12,000	13,469,280

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
NYC GO	5.00%		8/1/2026	Aa1	$5,235	$5,597,419
NYC GO	5.00%		8/1/2032	Aa1	1,750	2,212,665
NYC GO	5.00%		10/1/2032	Aa1	3,500	4,487,770
NYC GO	5.00%		10/1/2033	Aa1	4,500	5,730,975
PA State GO	4.00%		3/1/2038	Aa3	8,020	8,964,997
PA State GO	5.00%		1/15/2028	Aa3	10,000	12,287,100
Peralta CCD	5.00%		8/1/2021	AA-	3,000	3,153,270
Perris UHSD (AGM)	4.00%		9/1/2037	AA	2,000	2,285,960
Perris UHSD (AGM)	4.00%		9/1/2039	AA	5,050	5,695,036
Perris UHSD (AGM)	4.00%		9/1/2040	AA	1,935	2,161,627
Philadelphia GO	5.00%		2/1/2030	A	2,750	3,536,720
Philadelphia GO	5.00%		2/1/2031	A	2,500	3,203,625
Philadelphia GO	5.00%		2/1/2032	A	1,750	2,236,168
Philadelphia GO	5.00%		2/1/2033	A	2,500	3,186,500
Philadelphia Sch Dist	5.00%		9/1/2026	A2	500	600,560
Philadelphia Sch Dist	5.00%		9/1/2027	A2	600	731,976
Philadelphia Sch Dist	5.00%		9/1/2028	A2	500	621,950
Philadelphia Sch Dist	5.00%		9/1/2030	A2	2,500	3,154,900
Philadelphia Sch Dist	5.00%		9/1/2031	A2	2,500	3,144,525
Philadelphia Sch Dist	5.00%		9/1/2032	A2	3,200	4,008,288
Philadelphia Sch Dist (AGM)	5.00%		6/1/2030	AA	5,000	5,959,500
Philadelphia Sch Dist (AGM)	5.00%		6/1/2031	AA	5,000	5,942,250
PR Comwlth GO(c)	5.00%		7/1/2041	Ca	7,810	4,764,100
PR Comwlth GO (AGM)	5.00%		7/1/2035	AA	2,115	2,134,521
PR Comwlth GO (AGM)	5.25%		7/1/2024	AA	855	879,821
PR Comwlth GO (AMBAC)	4.50%		7/1/2023	Ca	1,285	1,285,514
PR Pub Bldg Auth GTD (AMBAC)	10.00%	#(a)	7/1/2035	Ca	4,245	4,609,518
Reedy Creek Impt Dist GO	4.00%		6/1/2031	AA-	2,240	2,570,557
RI State GO	5.00%		8/1/2029	AA	7,500	9,306,675
Romeoville GO	4.00%		12/30/2036	Aa2	4,725	5,353,803
Romeoville GO	4.00%		12/30/2037	Aa2	3,800	4,289,782
VT EDA–Casella Waste AMT†	4.625%	#(a)	4/1/2036	B	750	769,935
WA State GO	5.00%		8/1/2022	Aaa	14,245	14,984,315
Wake Co Ltd Ob	4.00%		12/1/2031	AA+	5,000	5,734,250
Williamson Co GO	3.00%		2/15/2034	AAA	13,400	14,380,210
Total						867,223,655

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care 14.09%
Alachua Co Hlth–East Ridge Ret Vlg	5.00%		11/15/2024	B-	(d)	$3,690	$3,284,764
Alachua Co Hlth–East Ridge Ret Vlg	5.625%		11/15/2029	B-	(d)	1,000	835,520
Allegheny Co Hosp Auth–UPMC	4.00%		7/15/2038	A		3,750	4,032,037
Allegheny County Health Network	5.00%		4/1/2030	A		4,750	5,896,745
Allegheny County Health Network	5.00%		4/1/2031	A		6,000	7,414,320
Antelope Valley Hlth	5.00%		3/1/2031	Ba3		7,000	7,170,380
AR DFA–Baptist Mem Hlth	6.26% (MUNIPSA * 1 + 1.55%	)#	9/1/2044	BBB+		12,000	12,006,600
Atlantic Beach Hlth Facs–Fleet Landing	5.00%		11/15/2028	BBB	(d)	2,020	2,093,548
AZ Hlth Facs–Phoenix Childrens Hsp	5.00%		2/1/2030	A1		6,000	6,345,720
Blaine Sr Hsg & Hlthcare–Crest View	5.125%		7/1/2025	NR		3,450	3,222,645
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2022	BBB+		1,540	1,681,002
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2023	BBB+		1,000	1,088,750
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2024	BBB+		2,000	2,176,380
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2025	BBB+		4,880	5,310,318
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2026	BBB+		3,705	4,033,152
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2029	BBB+		1,300	1,416,532
CA Hlth–Lucile Packard Childrens Hsp	5.00%		8/15/2032	A+		1,250	1,532,163
CA Hlth–Sutter Hlth	5.00%		11/15/2032	AA-		2,000	2,399,500
CA Hlth–Sutter Hlth	5.00%		11/15/2033	AA-		2,450	2,932,233
CA Hlth–Sutter Hlth	5.00%		11/15/2034	AA-		3,350	3,997,488
CA Hlth Facs–Cedars-Sinai Med Ctr	5.00%		11/15/2026	Aa3		5,000	6,042,550
CA Muni Fin–Cmnty Med Ctrs	5.00%		2/1/2030	A-		3,305	3,697,006
CA Stwde–Loma Linda Univ Med Ctr†	5.00%		12/1/2033	BB-		1,000	1,125,830
CA Stwde–Loma Linda Univ Med Ctr	5.25%		12/1/2029	BB-		5,000	5,630,100
CA Stwde–Loma Linda Univ Med Ctr	5.25%		12/1/2034	BB-		4,500	4,964,310
CA Stwde–Loma Linda Univ Med Ctr†	5.25%		12/1/2038	BB-		1,500	1,673,070
Camden Co Impt Auth–Cooper Hlth	5.00%		2/15/2023	BBB+		3,000	3,240,450
Camden Co Impt Auth–Cooper Hlth	5.00%		2/15/2024	BBB+		3,730	4,126,424
Camden Co Impt Auth–Cooper Hlth	5.00%		2/15/2025	BBB+		1,250	1,365,175
Camden Co Impt Auth–Cooper Hlth	5.00%		2/15/2027	BBB+		1,000	1,085,250
City of Oroville-Oroville Hsp	5.25%		4/1/2034	BB+		2,300	2,760,230
Clarke Co Hsp–Piedmont Hlth	5.00%		7/1/2029	AA-		7,090	8,350,389
Clarke Co Hsp–Piedmont Hlth	5.00%		7/1/2030	AA-		4,500	5,287,950
CO Hlth Fac Auth–CommonSpirit	4.00%		8/1/2039	BBB+		2,500	2,604,775
CO Hlth Facs–Valley View Hosp	2.80%	#(a)	5/15/2042	A-		2,445	2,502,335
CO Hlth Facs Auth–Commonspirit	5.00%		8/1/2031	BBB+		3,000	3,498,030

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
CO Hlth Facs-Adventhealth Obligated	4.00%		11/15/2043	AA		$6,715	$7,263,011
CT Hlth & Ed–Griffin Hosp†	5.00%		7/1/2032	BB+		370	441,147
CT Hlth & Ed–Griffin Hosp†	5.00%		7/1/2034	BB+		225	266,699
CT Hlth & Ed–Griffin Hosp†	5.00%		7/1/2039	BB+		1,000	1,171,090
CT Hlth & Ed Fac Auth–Nuvance Hlt	4.00%		7/1/2034	A-		1,750	2,006,043
CT Hlth & Ed Fac Auth–Nuvance Hlt	4.00%		7/1/2035	A-		2,500	2,854,850
CT Hlth & Ed Fac Auth–Nuvance Hlt	5.00%		7/1/2028	A-		5,000	6,204,650
CT Hlth & Ed Fac Auth–Nuvance Hlt	5.00%		7/1/2029	A-		5,250	6,623,032
Cumberland Co Mun Auth–Asbury	5.25%		1/1/2032	NR		1,200	1,170,132
Cuyahoga Co Hsp–Metrohealth	5.00%		2/15/2037	NR		5,000	5,414,650
DC Hsp–Childrens Ntl Hsp	5.00%		7/15/2026	A1		1,700	2,035,359
Decatur Hsp–Wise Hlth	5.00%		9/1/2034	BBB-		4,825	5,326,607
Decatur Hsp–Wise Hlth	5.25%		9/1/2029	BBB-		800	899,984
Duluth EDA–St Lukes Hsp	5.75%		6/15/2032	NR		4,250	4,486,810
Eden Twp Hlthcare Dist COP	5.375%		6/1/2023	NR		2,530	2,547,356
Eisenhower Med Ctr	5.00%		7/1/2029	Baa2		900	1,067,139
Eisenhower Med Ctr	5.00%		7/1/2031	Baa2		1,500	1,758,150
Eisenhower Med Ctr	5.00%		7/1/2033	Baa2		1,000	1,159,970
Fairfax Co EDA–Vinson Hall	4.50%		12/1/2032	BBB+	(d)	2,500	2,511,600
Franklin Co IDA–Menno-Haven	5.00%		12/1/2031	NR		1,000	980,030
Franklin Co IDA–Menno-Haven	5.00%		12/1/2033	NR		1,000	967,250
Franklin Co IDA–Menno-Haven	5.00%		12/1/2038	NR		1,000	942,040
Gainesville & Hall Co Hsp–NE GA Hlth	5.00%		2/15/2033	A		9,465	11,567,271
Glendale IDA–Beatitudes	5.00%		11/15/2036	NR		1,500	1,414,215
Greeneville Hlth–Ballad Hlth	5.00%		7/1/2035	A-		3,300	3,971,847
Greeneville Hlth–Ballad Hlth	5.00%		7/1/2036	A-		3,000	3,592,200
Greeneville Hlth–Ballad Hlth	5.00%		7/1/2037	A-		12,000	14,298,960
Guadalupe Co–Seguin City Hospital	5.25%		12/1/2035	BB		3,000	3,311,640
Harris Co Cultural Ed–Brazos	4.00%		1/1/2023	BBB-	(d)	735	740,608
Harris Co Cultural Ed–Brazos	5.00%		1/1/2033	BBB-	(d)	545	549,545
Harris Co Cultural Ed–Brazos	6.375%		1/1/2033	BBB-	(d)	1,385	1,471,895
HI Dept Budget–Kahala Nui	5.00%		11/15/2027	A	(d)	1,500	1,640,715
IA Fin Auth–Iowa Fertilizer Co	5.25%	#(a)	12/1/2050	BB-		8,095	8,304,822
IL Fin Auth–Ascension Health	4.00%		2/15/2033	AA+		5,000	5,443,500
IL Fin Auth–Centegra Hlth	5.00%		9/1/2034	AA+		1,015	1,156,034
Il Fin Auth–Lutheran Life	5.00%		11/1/2035	NR		2,245	2,187,999
IL Fin Auth–Northwestern Mem Hlth	5.00%		7/15/2029	AA+		1,000	1,248,480

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
IL Fin Auth–Plymouth Place	5.00%	5/15/2030	BB+	(d)	$1,690	$1,718,899
IL Fin Auth–Silver Cross Hsp	5.00%	8/15/2035	Baa1		4,500	5,114,250
Jefferson Co Hlth–Norton Healthcare	4.00%	10/1/2039	A		1,185	1,353,637
Karnes Co Hsp Dist	5.00%	2/1/2024	A	(d)	1,400	1,487,668
Karnes Co Hsp Dist	5.00%	2/1/2034	A	(d)	1,000	1,081,230
Kirkwood IDA–Aberdeen Heights	5.25%	5/15/2037	BB	(d)	2,000	2,065,800
KY EDFA–Masonic Homes	5.375%	11/15/2032	NR		2,385	2,397,259
KY EDFA–Owensboro Hlth	5.00%	6/1/2029	Baa3		4,235	4,892,695
KY EDFA–Owensboro Hlth	5.00%	6/1/2032	Baa3		6,000	6,818,100
Lee Memorial Hlth System	5.00%	4/1/2036	A+		4,535	5,425,946
Lehigh Co–Lehigh Valley Health Network	5.00%	7/1/2029	A+		4,300	5,285,302
MA DFA–Beth Israel Lahey Hlth	5.00%	7/1/2034	A		1,000	1,222,860
MA DFA–Beth Israel Lahey Hlth	5.00%	7/1/2036	A		2,000	2,428,440
MA DFA–Atrius Hlth	5.00%	6/1/2039	BBB		1,250	1,468,888
MA DFA–Partners Hlthcare Sys	5.00%	7/1/2030	AA-		9,660	11,727,240
MA DFA–Wellforce Hlth	4.00%	7/1/2035	BBB+		2,000	2,088,840
MA DFA–Wellforce Hlth	4.00%	7/1/2037	BBB+		3,930	4,063,974
MA DFA–Wellforce Hlth	5.00%	7/1/2038	BBB+		1,000	1,166,090
MA DFA–Wellforce Hlth	5.00%	7/1/2039	BBB+		2,250	2,609,077
Maricopa Cnty AZ IDA–Banner Health	5.00%	1/1/2028	AA-		5,000	6,293,100
Maricopa Co IDA–Honor Health	5.00%	9/1/2033	A2		500	620,730
Maricopa Co IDA–Honor Health	5.00%	9/1/2034	A2		1,000	1,234,960
Maricopa Co IDA–Honor Health	5.00%	9/1/2035	A2		1,000	1,228,140
Maricopa Co IDA–Honor Health	5.00%	9/1/2036	A2		1,800	2,204,028
MD Hlth & Hi Ed–Mercy Med Ctr	5.00%	7/1/2031	BBB+		1,100	1,175,944
ME Hlth & HI Ed–Mainegeneral Hlth	6.00%	7/1/2026	Ba3		7,755	8,100,253
Meadville Med Center	6.00%	6/1/2036	NR		3,830	4,434,834	(b)
Met Nash/Davidson Hlth–Vanderbilt Med	5.00%	7/1/2031	A3		1,300	1,491,048
MI Fin Auth–Crittenton Hospital	5.00%	6/1/2022	NR		2,960	3,200,826
MI Fin Auth–Crittenton Hospital	5.00%	6/1/2027	NR		7,250	7,847,980
MI Fin Auth–Trinity Health	4.00%	12/1/2039	AA-		7,065	7,858,258
MI Fin Auth–Trinity Health	5.00%	12/1/2035	AA-		5,000	5,932,800
Miami Beach Hlth–Mt Sinai Med Ctr	5.00%	11/15/2030	Baa1		1,500	1,654,230
Monroe Co–St. Ann’s	4.00%	1/1/2030	NR		2,000	1,818,160
Montgomery Co IDA–Einstein Hlthcare	5.00%	1/15/2024	Ba1		4,000	4,462,840
Montgomery Co IDA–Einstein Hlthcare	5.25%	1/15/2026	Ba1		2,000	2,294,540
Montgomery Co IDA–Einstein Hlthcare	5.25%	1/15/2028	Ba1		3,000	3,425,310

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
Montgomery Co IDA–Jefferson Hlth	4.00%		9/1/2036	A		$1,350	$1,470,582
Montgomery Co IDA–Jefferson Hlth	4.00%		9/1/2038	A		2,250	2,424,308
Montgomery Co IDA–Jefferson Hlth	4.00%		9/1/2039	A		4,140	4,434,851
Montgomery Co IDA–Whitemarsh	4.00%		1/1/2023	NR		4,000	3,942,560
Montgomery Co IDA–Whitemarsh	5.00%		1/1/2030	NR		2,000	1,999,840
Moon IDC–Baptist Homes Soc	5.00%		7/1/2020	NR		335	335,074
Moon IDC–Baptist Homes Soc	5.125%		7/1/2025	NR		4,600	4,559,014
Multnomah Co Hsp–Mirabella	5.125%		10/1/2034	NR		4,000	4,045,560
Muskingum Co Hsp–Genesis Hlthcare	5.00%		2/15/2033	BB+		10,500	11,309,235
Nassau Co LEAC–Winthrop Univ Hsp	5.00%		7/1/2027	A3		3,000	3,231,810
NC Med–Lutheran Svcs	4.75%		3/1/2032	NR		2,550	2,570,783
NC Med–Southminster	5.00%		10/1/2031	NR		1,750	1,786,960
New Hope Cult Ed–Carillon	5.00%		7/1/2036	NR		1,250	1,127,288
New Hope Cult Ed Facs–Crestview	5.00%		11/15/2031	BB+	(d)	850	857,098
New Hope Ed Facs–Childrens Hlth	5.00%		8/15/2026	Aa2		2,000	2,432,140
New Hope Ed Facs–Childrens Hlth	5.00%		8/15/2028	Aa2		3,170	3,932,892
NJ Hlth–Hackensack Meridian Hlth	5.00%		7/1/2028	AA-		5,500	6,839,415
NJ Hlth–St Josephs Hlth	5.00%		7/1/2028	BBB-		1,300	1,497,574
NJ Hlth–St Josephs Hlth	5.00%		7/1/2029	BBB-		1,605	1,839,474
NJ Hlth–St Josephs Hlth	5.00%		7/1/2030	BBB-		1,100	1,254,440
NJ Hlth–St Josephs Hlth	5.00%		7/1/2031	BBB-		1,110	1,259,362
NJ Hlth–St Peters Univ Hsp	5.25%		7/1/2021	BB+		1,070	1,071,348
NJ Hlth–St Peters Univ Hsp	6.00%		7/1/2026	BB+		5,500	5,661,755
NJ Hlth–Univ Hosp (AGM)	5.00%		7/1/2028	AA		2,000	2,211,420
NJ Hlth Fin Auth–Valley Health	4.00%		7/1/2036	A		1,000	1,099,510
NJ Hlth Fin Auth–Valley Health	4.00%		7/1/2037	A		1,000	1,096,050
NJ Hlth Fin Auth–Valley Health	5.00%		7/1/2029	A		1,000	1,222,600
NM Hsp–Haverland	5.00%		7/1/2032	BBB-	(d)	1,000	1,007,320
Norfolk EDA–Sentara Hlth	5.00%	#(a)	11/1/2048	AA		5,500	6,802,730
NY Dorm–Catholic Hlth	4.00%		7/1/2037	BBB+		1,100	1,188,891
NY Dorm–Catholic Hlth	4.00%		7/1/2039	BBB+		1,000	1,074,430
NY Dorm–Catholic Hlth	4.00%		7/1/2040	BBB+		850	912,135
NY Dorm–Catholic Hlth	5.00%		7/1/2036	BBB+		1,625	2,000,375
NY Dorm–Montefiore	4.00%		8/1/2036	BBB		1,650	1,801,899
NY Dorm–Montefiore	4.00%		9/1/2036	BBB		1,005	1,103,430
NY Dorm–Montefiore	4.00%		8/1/2037	BBB		650	705,205
NY Dorm–Montefiore	4.00%		8/1/2038	BBB		900	969,714

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
NY Dorm–Montefiore	4.00%	9/1/2038	BBB		$1,890	$2,059,987
NY Dorm–Montefiore	4.00%	9/1/2040	BBB		800	868,872
NY Dorm–Montefiore	5.00%	9/1/2031	BBB		800	981,424
NY Dorm–Montefiore	5.00%	9/1/2032	BBB		1,300	1,590,511
NY Dorm–Montefiore	5.00%	8/1/2033	BBB		900	1,077,228
NY Dorm–Montefiore	5.00%	9/1/2033	BBB		1,000	1,219,950
NY Dorm–Montefiore	5.00%	8/1/2034	BBB		500	596,645
NY Dorm–Montefiore	5.00%	9/1/2034	BBB		2,380	2,893,176
NY Dorm–Montefiore	5.00%	8/1/2035	BBB		900	1,070,334
NY Dorm–Montefiore	5.00%	9/1/2035	BBB		2,620	3,172,532
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2026	BBB-		1,500	1,778,565
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2027	BBB-		1,300	1,545,271
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2028	BBB-		2,000	2,363,860
NYC Hlth & Hsp Corp	5.00%	2/15/2023	Aa2		4,000	4,437,480
OH Hosp Fac–Premier Hlt	4.00%	11/15/2039	Baa1		6,000	6,331,860
OK DFA–OU Med	5.00%	8/15/2033	Baa3		5,045	5,983,067
OK DFA–OU Med	5.00%	8/15/2038	Baa3		2,645	3,055,980
OK DFA–OU Med	5.25%	8/15/2043	Baa3		5,105	5,881,317
Oneida Co–Mohawk Valley Hlth (AGM)	4.00%	12/1/2035	AA		1,000	1,151,440
Oneida Co–Mohawk Valley Hlth (AGM)	4.00%	12/1/2036	AA		1,250	1,434,663
Oneida Co–Mohawk Valley Hlth (AGM)	4.00%	12/1/2037	AA		2,210	2,526,560
OR Hosp Fac–Salem Health	5.00%	5/15/2029	A+		3,275	4,185,286
OR Hosp Fac–Salem Health	5.00%	5/15/2030	A+		4,660	5,905,525
Oroville–Oroville Hsp	5.25%	4/1/2039	BB+		440	507,580
Palomar Hlth	5.00%	11/1/2036	BBB		2,980	3,440,321
Palomar Hlth Care Dist COPS	5.25%	11/1/2021	Ba1		1,620	1,658,686
Philadelphia Hsps–Temple Univ Hlth	5.00%	7/1/2029	BBB-		1,915	2,117,760
Philadelphia Hsps–Temple Univ Hlth	5.00%	7/1/2030	BBB-		4,775	5,267,159
Philadelphia Hsps–Temple Univ Hlth	5.00%	7/1/2032	BBB-		4,055	4,448,740
Philadelphia IDA–Wesley	5.00%	7/1/2037	BB	(d)	2,390	2,354,532
Philadelphia IDA–Wesley	5.00%	7/1/2042	BB	(d)	1,000	958,470
Roanoke EDA–Carilion Clinic	5.00%	7/1/2025	AA-		10,000	10,096,800
San Buenaventura–Cmnty Mem Hlth	8.00%	12/1/2026	BB		10,050	11,058,115
SE Port Auth–Memorial Hlth	5.50%	12/1/2029	BB-	(d)	750	852,038	(b)
South Miami Hlth Fac–Baptist Hlth	5.00%	8/15/2026	A1		3,000	3,660,480
South Miami Hlth Fac–Baptist Hlth	5.00%	8/15/2027	A1		3,620	4,519,715
South Miami Hlth Fac–Baptist Hlth	5.00%	8/15/2028	NR		2,625	3,258,806

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
St Paul Hsg–HlthEast Care Sys	5.00%		11/15/2023	NR		$3,735	$4,237,619
St Paul Hsg–HlthEast Care Sys	5.00%		11/15/2024	NR		4,500	5,263,920
Tempe IDA–ASU Mirabella†	4.00%		10/1/2023	NR		4,115	3,995,994
Tulsa Co Industrial Auth–Montereau	5.25%		11/15/2037	BBB-	(d)	1,250	1,304,113
Tyler Hlth–Mother Frances Hsp	5.50%		7/1/2027	NR		3,975	4,188,418
Univ of CA	5.00%		5/15/2034	AA-		12,250	14,901,022
VA Clg Bldg Auth	4.00%		2/1/2034	AA+		19,965	22,765,491
WA HFC–Rockwood†	6.00%		1/1/2024	NR		890	915,303
WA Hlth–Fred Hutchinson Cancer Ctr	1.72% (1 Mo. LIBOR * .67 + 1.10%	)#	1/1/2042	A+		4,000	4,017,240
WA Hsg–Transforming Age†	2.375%		1/1/2026	BB	(d)	1,800	1,610,658
Waverly Hlth Ctr	2.50%		12/31/2022	NR		2,100	2,109,996
Westchester Co LDC–Kendal Hudson	5.00%		1/1/2028	BBB	(d)	1,350	1,387,895
WI Hlth & Ed–American Baptist	5.00%		8/1/2032	NR		1,375	1,319,863
WI Hlth & Ed–American Baptist	5.00%		8/1/2037	NR		1,500	1,380,135
WI Hlth & Ed–Aurora Hlth	5.00%		7/15/2026	Aa3		5,575	5,855,478
WI PFA–Alabama Proton†	6.85%		10/1/2047	NR		2,160	2,373,862
Wood Co Hsp Facs–Wood Co Hsp	5.00%		12/1/2027	Ba3		3,450	3,639,370
Wood Co Hsp Facs–Wood Co Hsp	5.00%		12/1/2032	Ba3		2,275	2,384,291
WV Hsp–Herbert Thomas Hlth(c)	6.00%		10/1/2020	NR		760	418,000
WV Hsp–WV United Health Sys	4.00%		6/1/2030	A		5,500	6,097,905
Total							685,071,557

Housing 1.16%
Alachua Co Hlth–Oak Hammock	8.00%		10/1/2032	NR		500	548,725
CA Cmty Hsg–Verdant†	5.00%		8/1/2049	NR		400	404,432
CA HFA–MFH	4.00%		3/20/2033	BBB+		7,024	7,463,874
CA HFA–MFH	4.25%		1/15/2035	BBB+		4,463	4,792,651
CA Muni Fin–Park Wstrn Apts (FNMA)	2.65%		8/1/2036	Aaa		4,472	4,547,023
CA State GO	5.00%		11/1/2031	Aa2		10,000	12,410,200
CA Stwde–CHF-Irvine LLC	5.00%		5/15/2026	Baa1		1,000	1,151,530
CA Stwde–CHF-Irvine LLC	5.00%		5/15/2027	Baa1		750	860,130
CA Stwde–Lancer Student Hsg†	5.00%		6/1/2034	NR		380	395,565
CA Stwde–Lancer Student Hsg†	5.00%		6/1/2039	NR		650	664,826
MD State Hsg CDA	3.00%		9/1/2039	Aa1		10,000	10,235,500
MI Strategic Fd–Evangelical Homes	5.25%		6/1/2032	BB+	(d)	1,500	1,514,535
MO State Hsg Dev Cmmn (GNMA)	4.25%		5/1/2047	AA+		2,400	2,618,088
NJ EDA–Rowan Univ Pptys	5.00%		1/1/2030	BBB-		2,500	2,628,850

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Housing (continued)
NYC IDA–Yankee Stadium (FGIC)	3.307% (CPI Based	)#	3/1/2021	Baa1		$3,850	$3,877,489
Phoenix IDA–ASU Std Hsg	5.00%		7/1/2032	Baa3		1,080	1,233,155
WA Hsg–Emerald Heights	5.00%		7/1/2022	A-	(d)	1,000	1,064,880
Total							56,411,453

Lease Obligations 5.93%
Broward Co Sch Brd COP	5.00%		7/1/2021	Aa3		5,000	5,241,450
CA Pub Wks–Dept Hsps	5.00%		6/1/2023	Aa3		3,000	3,352,530
CA Pub Wks–Various Cap Proj	5.00%		4/1/2021	Aa3		3,250	3,376,360
CA Pub Wks–Various Cap Proj	5.00%		11/1/2021	Aa3		1,000	1,061,420
CA Pub Wks–Various Cap Proj	5.00%		4/1/2022	Aa3		4,200	4,519,200
Cuyahoga Co COP–Conv Hotel Proj	5.00%		12/1/2023	AA-		5,640	6,340,939
Dallas Civic Ctr (AGC)	5.00%		8/15/2021	AA		3,800	3,811,590
Dallas Conv Ctr Hotel Dev Corp	5.25%		1/1/2022	A		6,405	6,424,343
Erie Co IDA–Buffalo Sch Dist	5.00%		5/1/2024	AA		5,930	6,174,257
Houston CO Coop Dist–Country Crossing	Zero Coupon	(a)	6/7/2013	NR		1,768	247,520	(b)
Hudson Yards	5.00%		2/15/2029	Aa2		3,500	4,307,835
IL Sports Facs Auth (AGM)	5.00%		6/15/2027	AA		3,000	3,412,830
IN Fin Auth–Stadium	5.25%		2/1/2029	AA+		2,500	3,000,575
Kansas City IDA–Downtown Redev Dist	5.00%		9/1/2022	AA-		7,470	7,868,599
LA PFA–Hurricane Recovery	5.00%		6/1/2023	A1		3,200	3,555,968
Los Angeles Co COP–Disney Concert Hall	5.00%		9/1/2022	AA+		1,250	1,358,075
MI St Bldg Auth	5.00%		4/15/2036	Aa2		3,000	3,821,190
MI Strategic Fd–Cadillac Place	5.25%		10/15/2023	Aa2		3,865	4,097,866
MI Strategic Fd–Cadillac Place	5.25%		10/15/2024	Aa2		6,915	7,329,416
Miami Dade Co Sch Dist GO	4.00%		3/15/2034	Aa2		4,535	5,094,302
NJ EDA–Bldgs	5.00%		6/15/2036	BBB+		1,320	1,397,642
NJ EDA–Motor Vehicle Surcharge Sub Rev	5.00%		7/1/2033	BBB+		8,450	8,994,941
NJ EDA–Sch Facs	4.00%		6/15/2030	BBB+		7,500	7,615,275
NJ EDA–Sch Facs	5.00%		6/15/2025	BBB+		5,085	5,480,562
NJ EDA–Sch Facs	5.00%		3/1/2029	BBB+		7,500	7,788,075
NJ EDA–Sch Facs	5.00%		6/15/2034	A-	(d)	3,000	3,184,590
NJ EDA–Sch Facs	5.00%		6/15/2035	A-	(d)	1,000	1,058,400
NJ EDA–Sch Facs	5.00%		6/15/2035	BBB+		4,925	5,140,863
NJ EDA–Sch Facs	5.00%		6/15/2042	A-	(d)	1,400	1,460,984
NJ EDA–Sch Facs	5.25%		9/1/2023	BBB+		6,545	6,750,448

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)
NJ EDA–Sch Facs	5.25%		9/1/2025	BBB+	$5,550	$5,729,376
NJ EDA–Sch Facs	5.25%		6/15/2032	BBB+	2,865	3,048,045
NJ EDA–Sch Facs	5.50%		6/15/2029	BBB+	3,500	3,890,425
NJ EDA–Sch Facs	6.31% (MUNIPSA * 1 + 1.60%	)#	3/1/2028	BBB+	5,000	5,046,600
NJ EDA–State House Proj	5.00%		6/15/2033	BBB+	7,215	7,759,877
NJ EDA–State House Proj	5.00%		6/15/2034	BBB+	13,645	14,631,261
NJ EDA–Transit	4.00%		11/1/2037	BBB+	3,000	2,977,140
NJ EDA–Transit	4.00%		11/1/2038	BBB+	3,000	2,960,220
NJ EDA–Transit	5.00%		11/1/2033	BBB+	2,615	2,825,664
NJ Trans Trust Fund	3.25%		6/15/2039	BBB+	2,000	1,835,900
NJ Trans Trust Fund	4.00%		12/15/2031	BBB+	9,215	9,422,890
NJ Trans Trust Fund	5.00%		6/15/2030	A+	3,000	3,317,190
NJ Trans Trust Fund	5.00%		6/15/2031	A+	2,400	2,647,344
NJ Trans Trust Fund	5.00%		6/15/2031	BBB+	8,000	8,707,280
NJ Trans Trust Fund	5.00%		6/15/2033	BBB+	1,425	1,532,616
NJ Trans Trust Fund	5.00%		12/15/2033	BBB+	25,000	26,849,250
NJ Trans Trust Fund	5.00%		12/15/2034	BBB+	4,895	5,239,755
NJ Trans Trust Fund	5.25%		6/15/2043	BBB+	4,580	4,889,104
NJ Trans Trust Fund (NPFGC)(FGIC)	5.50%		12/15/2020	BBB+	1,000	1,019,740
NYC TFA	5.00%		7/15/2035	AA	10,000	11,656,900
NYC TFA–Bldg Aid	5.00%		7/15/2028	AA	1,500	1,740,450
Oakland/Alameda Co Coliseum Auth–Oakland Coliseum	5.00%		2/1/2021	Aa3	8,750	9,035,687
Philadelphia Redev Auth	5.00%		4/15/2022	A	5,195	5,563,429
Philadelphia Redev Auth	5.00%		4/15/2028	A	4,380	5,079,092
San Diego Conv Ctr Fing Auth	5.00%		4/15/2021	AA-	3,750	3,902,625
San Jose Fing Auth–Civic Ctr	5.00%		6/1/2023	AA	1,000	1,120,490
South Florida Wtr Mgt Dist	5.00%		10/1/2027	AA	2,000	2,395,740
Total						288,092,135

Other Revenue 3.96%
Black Belt Energy Gas District : Gas Prepay
Revenue Bonds (Project #4)	4.00%	#(a)	12/1/2049	A3	12,675	13,259,191
Brooklyn Arena LDC–Barclays Ctr	5.00%		7/15/2042	Ba1	7,600	7,682,232
Brooklyn Arena LDC–Barclays Ctr (AGM)	4.00%		7/15/2029	AA	1,500	1,665,945
CA Infra & Econ Dev–Broad Museum	5.00%		6/1/2021	Aa1	5,425	5,655,997
CA Infra & Econ Dev–Gladstone Instn	5.25%		10/1/2026	BBB+	10,250	10,881,502
CA Sch Fin Auth–Aspire†	5.00%		8/1/2036	BBB	1,600	1,683,472

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2020

Investments	Interest Rate		Maturity Date		Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Other Revenue (continued)
Chester Co IDA–Collegium Chtr Sch	5.25%		10/15/2032		BB		$6,410	$6,446,088
Cleveland Arpt	5.00%		1/1/2028		A		2,500	2,669,125
Cleveland Arpt	5.00%		1/1/2029		A		2,500	2,669,125
Cleveland Co Port Auth–Playhouse Sq	5.00%		12/1/2033		BB+		2,000	2,069,520
Cleveland Co Port Auth–Playhouse Sq	5.25%		12/1/2038		BB+		1,650	1,704,335
Clifton Higher Ed–Idea Pub Schs	3.75%		8/15/2022		A-		1,720	1,754,589
Clifton Higher Ed–Intl Ldrshp Sch	6.00%		8/15/2038		NR		13,970	15,013,978
Clifton Higher Ed–Uplift Education	5.70%		12/1/2025		BBB-		3,690	3,791,660
CT State Revolving Fund	4.00%		2/1/2038		AAA		3,000	3,469,110
DC Rev–Friendship Pub Chtr Sch	5.00%		6/1/2032		BBB		3,000	3,143,010
FL DFC–Renaissance Chtr Sch	7.00%		6/15/2026		B+	(d)	3,000	3,207,090
FL DFC–Renaissance Chtr Sch	7.50%		6/15/2033		B+	(d)	3,000	3,224,940
Florence Twn IDA–Legacy Trad Sch	5.75%		7/1/2033		Ba2		3,000	3,140,490
HI Dept Budget–Hawaiian Electric AMT	3.25%		1/1/2025		Baa2		5,000	5,134,300
Houston Hi Ed–Cosmos Fndtn	4.00%		2/15/2022		BBB		260	268,338
Houston Hi Ed–Cosmos Fndtn	5.00%		2/15/2032		BBB		2,250	2,353,748
Indianapolis Local Pub Impt Bd Bk	5.00%		6/1/2024		A1		4,000	4,171,520
KS DFA–Revolving Fund	5.00%		5/1/2031		AAA		5,465	7,124,939
KY Public Energy Auth–Peak Energy	4.00%	#(a)	2/1/2050		A3		10,000	10,508,200
Lower AL Gas Dist–Goldman Sachs	4.00%	#(a)	12/1/2050		A3		14,250	14,836,672
Lower AL Gas Dist–Goldman Sachs	5.00%		9/1/2027		A3		5,000	5,733,400
Main St Nat Gas–Macquarie	5.00%		5/15/2037		A3		6,250	7,114,438
Maricopa Co–Legacy Schools†	5.00%		7/1/2039		Ba2		2,055	2,002,782
Maricopa Co IDA–Paradise Schools†	5.00%		7/1/2036		BB+		2,500	2,483,325
MD EDC–Chesapeake Bay Hyatt(c)	5.00%		12/1/2016		NR		700	486,500
Michigan St Strategic FD Escrow(e)	Zero Coupon		–	(f)	NR		400	40	(g)
MSR Energy Auth–Citi	6.125%		11/1/2029		BBB+		3,785	4,570,728
NJ EDA–Sch Facs	5.00%		3/1/2027		BBB+		6,900	7,200,219
NYC Cultural–Whitney Museum	5.00%		7/1/2021		A+		5,000	5,143,100
PA IDA–Economic Dev	5.00%		7/1/2020		A+		2,000	2,018,960
Phoenix IDA–Basis Schs†	5.00%		7/1/2035		BB		2,350	2,308,029
SA Energy Acquisition Pub Fac–Goldman Sachs	5.50%		8/1/2023		A3		9,365	10,180,223
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2023		A3		5,400	5,675,076
Total								192,445,936

Special Tax 2.10%
Allentown Neighborhood Impt	5.00%		5/1/2031		Baa3		5,500	5,797,330
Allentown Neighborhood Impt†	5.00%		5/1/2032		Ba3		1,250	1,283,663

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)
Allentown Neighborhood Impt†	5.00%	5/1/2033	Ba3	$1,000	$1,028,740
Allentown Neighborhood Impt†	5.375%	5/1/2042	NR	5,500	5,583,490
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2022	A+	1,500	1,599,450
Connecticut Special Transportation Fund:
Debt Service	4.00%	9/1/2034	A+	8,075	8,759,921
CT Spl Tax–Trans Infra	5.00%	10/1/2030	A+	9,000	11,127,510
CT Spl Tax–Trans Infra	5.00%	1/1/2032	A+	14,375	17,323,169
Emeryville Redev Agy (AGM)	5.00%	9/1/2024	AA	1,950	2,273,505
Emeryville Redev Agy (AGM)	5.00%	9/1/2025	AA	2,650	3,088,389
Hinsdale Township High School District #86	4.00%	7/15/2039	AAA	6,820	7,683,821
Houston CO Coop Dist–Country Crossing(c)	10.00%	5/1/2039	NR	5,000	550,000	(b)
Miami World Ctr CDD	4.75%	11/1/2027	NR	750	750,375
Orange Co CFD–Esencia	5.00%	8/15/2033	NR	1,370	1,510,521
Orange Co CFD–Esencia	5.00%	8/15/2035	NR	975	1,067,781
Peninsula Town Center†	4.50%	9/1/2028	NR	545	558,663	(b)
Peninsula Town Center†	5.00%	9/1/2037	NR	875	905,608	(b)
Pittsburg Redev Agy (AGM)	5.00%	8/1/2021	AA	1,875	1,972,837
Pittsburg Redev Agy–Los Medanos (AGM)	5.00%	9/1/2025	AA	3,500	4,145,855
Plaza Met Dist #1†	4.50%	12/1/2030	NR	4,300	4,278,199
River Islands PFA–CFD 2003	5.375%	9/1/2031	NR	2,000	2,144,360
St Louis IDA–Ballpark Vlg	4.375%	11/15/2035	NR	3,955	3,969,515
Village CDD #12	3.25%	5/1/2026	NR	3,900	3,885,024
Village CDD #12†	3.80%	5/1/2028	NR	2,240	2,258,301	(b)
Village CDD #12†	4.00%	5/1/2033	NR	1,990	2,002,258	(b)
Village CDD #13	3.00%	5/1/2029	NR	500	474,550
Village CDD #13	3.375%	5/1/2034	NR	1,250	1,168,238
Village CDD #9	5.00%	5/1/2022	NR	395	401,217
Village CDD #9	5.25%	5/1/2031	NR	1,630	1,681,964
Village CDD #9	5.75%	5/1/2021	NR	465	471,780
Village CDD #9	6.75%	5/1/2031	NR	2,190	2,278,520
Total					102,024,554

Tax Revenue 4.71%
Bay Area Rapid Transit Dist	5.00%	7/1/2026	AA+	1,000	1,173,840
City of Sparks–Legends at Sparks Marina†	2.50%	6/15/2024	Ba2	450	435,452
City of Sparks–Legends at Sparks Marina†	2.75%	6/15/2028	Ba2	1,450	1,353,256
Cook Co Sales Tax	4.00%	11/15/2034	AA-	3,750	4,188,263
Dallas Area Rapid Trans	5.00%	12/1/2026	AA+	7,245	8,453,538

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tax Revenue (continued)
El Paso Dev Corp–Downtown Ballpark	6.25%	8/15/2023	AA-		$5,000	$5,781,650
Gtr Wenatchee Regl Events Ctr	5.00%	9/1/2027	NR		1,000	949,980	(b)
Gtr Wenatchee Regl Events Ctr	5.25%	9/1/2032	NR		1,000	920,150
Jacksonville Sales Tax	5.00%	10/1/2021	A+		2,500	2,641,700
Jefferson Co–Sch Warrant	5.00%	9/15/2026	AA		2,400	2,898,264
MA Sch Bldg Auth–Sales Tax	5.00%	8/15/2030	AA+		5,665	6,150,264
Martin Hsp Dist	7.00%	4/1/2031	BBB	(d)	3,250	3,382,340
MBTA–Sales Tax	5.00%	7/1/2036	AA		4,145	5,025,937
MD St Trans Auth	3.00%	10/1/2034	AAA		10,510	11,154,368
Met Atlanta Rapid Trans Auth	3.00%	7/1/2037	AA+		4,765	5,056,570
Met Atlanta Rapid Trans Auth	3.00%	7/1/2038	AA+		5,430	5,781,484
Met Atlanta Rapid Trans Auth	5.00%	7/1/2025	AA+		5,950	6,671,021
Met Atlanta Rapid Trans Auth	5.00%	7/1/2032	AA+		5,000	5,930,850
Met Govt Nashville–Cnty Conv Ctr	5.00%	7/1/2022	A+		3,245	3,275,600
Met Pier & Expo Auth–McCormick Place	5.00%	12/15/2022	BBB		5,020	5,102,479
Met Pier & Expo Auth–McCormick Place	5.00%	12/15/2028	BBB		10,090	10,172,940
Met Pier & Expo Auth–McCormick Place	5.25%	6/15/2050	BBB		5,000	5,035,000
Miami Dade Co–Transit Rev	5.00%	7/1/2032	AA		7,500	9,711,900
MTA NY–Dedicated Tax	5.00%	11/15/2027	AA		5,700	6,191,169
NJ EDA–Cigarette Tax	5.00%	6/15/2028	BBB+		6,650	7,008,901
NJ EDA–Cigarette Tax	5.00%	6/15/2029	BBB+		500	526,495
NJ Trans Trust Fund	5.00%	6/15/2031	BBB+		3,200	3,482,912
NY Dorm–PIT	4.00%	2/15/2034	AA+		5,000	5,634,700
NY Dorm–PIT	5.00%	3/15/2024	AA+		15,585	16,135,150
NY Dorm–Sales Tax	5.00%	3/15/2028	AA+		11,645	13,875,134
NYC TFA–Bldg Aid	5.00%	7/15/2024	AA		10,000	10,482,200
Phoenix Excise Tax	5.00%	7/1/2026	AAA		13,000	15,462,200
Polk Co Trans Rev	5.00%	12/1/2021	A1		2,825	2,896,868
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR		1,616	1,120,292
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR		5,670	3,533,147
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR		2,346	1,301,068
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR		5,606	996,130
PR Corp Sales Tax	4.329%	7/1/2040	NR		8,325	7,668,074
PR Corp Sales Tax	4.329%	7/1/2040	NR		12,723	11,719,028
PR Corp Sales Tax	4.50%	7/1/2034	NR		1,608	1,615,638
PR Corp Sales Tax	4.536%	7/1/2053	NR		81	73,716
PR Corp Sales Tax	4.55%	7/1/2040	NR		268	254,372

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)
PR Corp Sales Tax	4.75%	7/1/2053	NR	$1,967	$1,857,163
PR Corp Sales Tax	4.784%	7/1/2058	NR	1,092	1,025,410
PR Corp Sales Tax	5.00%	7/1/2058	NR	4,974	4,849,401
Total					228,956,014

Tobacco 2.56%
Buckeye Tobacco	5.00%	6/1/2055	NR	31,500	27,995,625
Golden St Tobacco	5.00%	6/1/2027	BBB	4,000	4,691,280
Golden St Tobacco	5.00%	6/1/2028	BBB	1,000	1,168,270
Golden St Tobacco	5.00%	6/1/2047	NR	6,875	6,615,812
Golden St Tobacco	5.00%	6/1/2047	NR	3,100	2,983,161
MI Tob Settlement	5.125%	6/1/2022	B-	3,915	3,918,015
MI Tob Settlement	5.25%	6/1/2022	B-	5,260	5,264,313
MI Tob Settlement	6.00%	6/1/2034	B-	2,485	2,434,058
Nassau Co Tobacco	Zero Coupon	6/1/2060	NR	35,000	970,900
Nthrn AK Tobacco	4.625%	6/1/2023	A2	400	400,084
Nthrn CA Tobacco	Zero Coupon	6/1/2045	CCC-	7,500	1,044,375
PA Tob Settlement	5.00%	6/1/2032	A1	3,350	4,030,854
Railsplitter Tobacco Settlement Auth	5.00%	6/1/2027	A	3,325	3,952,394
RI Tob Settlement	5.00%	6/1/2027	BBB	2,500	2,697,850
RI Tob Settlement	5.00%	6/1/2028	BBB	2,000	2,142,640
SD Edu Enhancement Fding Corp	5.00%	6/1/2023	A	1,000	1,101,760
SD Edu Enhancement Fding Corp	5.00%	6/1/2024	A	1,000	1,100,900
SD Edu Enhancement Fding Corp	5.00%	6/1/2025	A	1,040	1,143,043
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	NR	12,020	12,034,785	(b)
Tobacco Settlement Auth WA	5.00%	6/1/2021	A	6,880	7,062,664
Tobacco Settlement Auth WA	5.00%	6/1/2023	A	6,250	6,684,500
Tobacco Settlement Fin Corp LA	5.00%	5/15/2022	A	5,000	5,236,250
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BB+	8,300	8,000,287
Tobacco Settlement Fin Corp NJ	5.25%	6/1/2046	BBB+	5,100	5,250,399
TSASC	5.00%	6/1/2029	A	5,775	6,464,997
Total					124,389,216

Transportation 20.70%
AK Intl Airports Sys	5.00%	10/1/2024	A1	750	852,623
AK Intl Airports Sys	5.00%	10/1/2027	A1	1,000	1,150,000
AK Intl Airports Sys	5.00%	10/1/2028	A1	2,000	2,292,160
AL Port Auth AMT (AGM)	5.00%	10/1/2026	AA	1,250	1,477,238

See Notes to Financial Statements.	45

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)
AL Port Auth AMT (AGM)	5.00%	10/1/2027	AA		$2,000	$2,409,880
AL Port Auth AMT (AGM)	5.00%	10/1/2028	AA		2,000	2,397,440
AL Port Auth AMT (AGM)	5.00%	10/1/2029	AA		3,500	4,184,110
Alameda Corridor Trsp Auth	5.00%	10/1/2026	A-		4,075	4,547,618
Atlanta Arpt	5.50%	1/1/2021	Aa3		3,000	3,093,540
Atlanta Arpt–PFC	5.00%	1/1/2029	AA-		2,500	2,818,425
Atlanta Arpt–PFC AMT	4.00%	7/1/2034	AA-		14,365	15,626,965
Atlanta Arpt AMT	4.00%	7/1/2039	AA-		2,250	2,408,108
Bay Area Toll Auth	4.00%	4/1/2029	AA-		5,800	6,737,918
Broward Co Arpt AMT	5.00%	10/1/2029	A+		1,120	1,349,958
Broward Co Arpt AMT	5.00%	10/1/2035	A+		2,500	2,951,375
Broward Co Arpt AMT	5.00%	10/1/2036	A+		2,375	2,794,829
Broward Co Arpt AMT	5.00%	10/1/2037	A+		4,000	4,690,680
Broward Co Arpt Sys AMT	5.00%	10/1/2033	A+		6,130	6,890,181
CA Muni Fin Auth–LINXS APM Proj AMT	5.00%	12/31/2036	BBB-	(d)	3,215	3,490,397
CA Muni Fin Auth–LINXS APM Proj AMT	5.00%	12/31/2037	BBB-	(d)	7,000	7,574,000
CA Muni Fin Auth–LINXS APM Proj AMT	5.00%	12/31/2047	BBB-	(d)	9,000	9,542,430
CA Sacramento Arpt AMT	5.00%	7/1/2036	A+		5,645	6,503,266
Central FL Expressway Auth	4.00%	7/1/2037	A+		7,380	8,136,376
Central TX Mobility Auth	5.00%	1/1/2030	A-		800	875,032
Central TX Mobility Auth	5.00%	1/1/2031	A-		1,675	1,826,772
Central TX Mobility Auth	5.00%	1/1/2032	A-		2,000	2,176,600
Central TX Mobility Auth	5.00%	1/1/2033	BBB+		3,010	3,167,182
Central TX Tpk	5.00%	8/15/2025	A-		2,250	2,424,420
Central TX Tpk	5.00%	8/15/2026	A-		2,500	2,685,650
Central TX Tpk	5.00%	8/15/2027	A-		3,300	3,533,805
Central TX Tpk	5.00%	8/15/2028	A-		3,705	3,952,642
Central TX Tpk	5.00%	8/15/2033	A-		7,650	8,022,249
Chicago Midway Arpt	4.00%	1/1/2034	A		2,175	2,338,103
Chicago Midway Arpt	5.00%	1/1/2026	A		6,075	6,766,456
Chicago Midway Arpt AMT	5.00%	1/1/2023	A		3,000	3,240,090
Chicago Midway Arpt AMT	5.00%	1/1/2026	A		4,605	5,058,915
Chicago Midway Arpt AMT	5.00%	1/1/2030	A		5,000	5,485,300
Chicago Midway Arpt AMT	5.00%	1/1/2031	A		2,000	2,275,520
Chicago O’Hare Arpt	5.00%	1/1/2022	A		3,230	3,323,444
Chicago O’Hare Arpt	5.00%	1/1/2031	A		6,500	7,258,810
Chicago O’Hare Arpt AMT	5.00%	1/1/2021	A		11,740	12,030,565

46	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
Chicago O’Hare Arpt AMT	5.00%	1/1/2024	A	$5,000	$5,222,450
Chicago O’Hare Arpt AMT	5.00%	1/1/2029	A	7,000	7,740,950
Cleveland Arpt (AGM)	5.00%	1/1/2027	AA	2,175	2,490,940
Delaware River Port Auth	5.00%	1/1/2027	A	1,835	1,888,857	(b)
Delaware River Port Auth	5.00%	1/1/2028	A+	7,500	8,475,750
Delaware River Toll Brdg Commn	5.00%	7/1/2029	A1	1,000	1,242,430
Delaware River Toll Brdg Commn	5.00%	7/1/2030	A1	1,920	2,379,264
Delaware River Toll Brdg Commn	5.00%	7/1/2032	A1	2,025	2,497,088
Denver Arpt–United Airlines AMT	5.00%	10/1/2032	BB-	2,295	2,273,978
Denver City & Co Arpt AMT	5.00%	12/1/2031	A	15,000	17,939,850
Denver City & Co Arpt AMT	5.00%	12/1/2035	A	5,000	5,900,900
E–470 Hwy Auth	5.00%	9/1/2020	A	900	913,950
GA Atlanta Arpt AMT	4.00%	7/1/2038	AA-	5,200	5,577,260
Greater Orlando Aviation AMT	5.00%	10/1/2029	A1	3,000	3,522,870
Hampton Roads Trans Commn	5.00%	7/1/2032	Aa2	1,180	1,487,661
Hampton Roads Trans Commn	5.00%	7/1/2033	Aa2	1,000	1,257,870
Harris Co Toll Rd	5.00%	8/15/2029	Aa2	2,500	3,147,825
Harris Co Toll Rd	5.00%	8/15/2030	Aa2	1,000	1,254,690
Harris Co Toll Rd	5.00%	8/15/2031	Aa2	3,000	3,750,720
HI Airport Sys AMT	5.00%	7/1/2031	AA-	1,275	1,456,203
HI Airport Sys AMT	5.00%	7/1/2033	AA-	3,300	3,743,718
HI Airport Sys AMT	5.00%	7/1/2034	AA-	2,000	2,260,720
HI Airport Sys AMT	5.00%	7/1/2036	AA-	5,000	5,615,900
Houston Arpt–Continental Airlines AMT	4.75%	7/1/2024	BB-	8,500	8,355,245
Houston Arpt–Continental Airlines AMT	5.00%	7/15/2030	BB-	2,500	2,487,500
Houston Arpt–United Airlines AMT	5.00%	7/15/2035	BB-	1,455	1,433,495
Houston Arpt AMT	5.00%	7/1/2021	A+	5,000	5,184,950
Houston Arpt AMT	5.00%	7/1/2034	A1	4,850	5,646,515
IL State GO	5.00%	11/1/2027	BBB-	19,740	20,571,449
IL Toll Hwy Auth	5.00%	1/1/2027	AA-	1,000	1,112,280
IL Toll Hwy Auth	5.00%	1/1/2028	AA-	2,535	2,817,678
Kansas City Dev Auth Arpt-Terminal Modernization AMT	5.00%	3/1/2038	A	6,205	7,029,644
Kansas City IDA–Kansas City Intl Airport AMT	5.00%	3/1/2038	A	13,500	15,294,150
Kansas City IDA–Kansas City Intl Airport AMT	5.00%	3/1/2039	A	5,000	5,650,250
KY Tpk Auth	5.00%	7/1/2026	Aa3	5,215	5,625,160
Los Angeles Dept Arpts–LAX	5.00%	5/15/2027	AA-	2,000	2,341,100

See Notes to Financial Statements.	47

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
Los Angeles Dept Arpts–LAX	5.00%	5/15/2032	AA-	$5,870	$6,814,542
Los Angeles Dept Arpts–LAX AMT	5.00%	5/15/2035	NR	11,410	13,793,435
Los Angeles Dept Arpts–LAX AMT	5.00%	5/15/2036	NR	10,640	12,818,221
Louisville Regl Airport AMT	5.00%	7/1/2022	A+	1,625	1,739,319
Louisville Regl Airport AMT	5.00%	7/1/2023	A+	2,250	2,469,735
MA Port Auth AMT	5.00%	7/1/2031	AA	7,500	9,356,175
MD EDC–Maryland Port	5.125%	6/1/2020	NR	820	824,674
MD EDC–Maryland Port	5.125%	6/1/2020	NR	310	311,767
MD EDC–Ports America Chesapeake AMT	5.00%	6/1/2044	Baa3	125	133,579
Met Airpt Auth–Dulles Metrorail	4.00%	10/1/2035	A-	1,000	1,048,090
Met Airpt Auth–Dulles Metrorail	4.00%	10/1/2036	A-	1,500	1,567,470
Met Airpt Auth–Dulles Metrorail	4.00%	10/1/2037	A-	1,500	1,562,340
Met DC Arpt AMT	5.00%	10/1/2031	AA-	5,000	5,791,850
Met Nashville Arpt Auth AMT	5.00%	7/1/2036	A2	7,500	9,070,575
Met Nashville Arpt Auth AMT	5.00%	7/1/2037	A2	8,750	10,547,075
Met Nashville Arpt Auth AMT	5.00%	7/1/2038	A2	5,000	6,002,650
Met Nashville Arpt Auth AMT	5.00%	7/1/2039	A2	5,000	5,989,150
Miami Dade Co Aviation–MIA	5.00%	10/1/2025	A	3,690	4,145,641
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2021	A	1,500	1,566,960
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2022	A	1,550	1,662,298
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2027	A	5,145	5,701,020
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2028	A	3,500	3,873,520
Miami Dade Co Expwy Auth	5.00%	7/1/2022	A	1,750	1,887,218
Miami Dade Co Expwy Auth	5.00%	7/1/2023	A	2,000	2,162,360
Miami Dade Co Expwy Auth	5.00%	7/1/2023	A	2,500	2,776,725
Miami Dade Co Expwy Auth	5.00%	7/1/2024	A	3,500	3,781,715
Minneapolis / St Paul Met Arpts	5.00%	1/1/2028	A+	3,500	3,894,310
Minneapolis / St Paul Met Arpts	5.00%	1/1/2029	AA-	5,000	5,997,800
Minneapolis / St Paul Met Arpts	5.00%	1/1/2030	AA-	5,000	5,983,450
MTA NY	5.00%	11/15/2021	A1	1,500	1,554,510
MTA NY	5.00%	11/1/2023	A1	5,640	6,011,394
MTA NY	5.00%	11/15/2028	A1	13,690	15,175,776
MTA NY	5.00%	11/15/2029	A1	5,000	5,787,200
MTA NY	5.00%	11/15/2033	A1	4,025	4,560,325
MTA NY	5.25%	11/15/2028	A1	6,355	7,179,943
NC Tpk Auth–Triangle Exprs	5.00%	1/1/2032	BBB	1,000	1,120,280
NC Tpk Auth–Triangle Exprs (AGM)	4.00%	1/1/2037	AA	12,895	13,746,973

48	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
NC Tpk Auth–Triangle Exprs (AGM)	4.00%	1/1/2038	AA	$9,000	$9,559,440
NC Tpk Auth–Triangle Exprs (AGM)	5.00%	1/1/2031	AA	1,000	1,128,620
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2023	A3	3,000	3,281,580
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2027	A3	3,185	3,531,464
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2030	A3	365	446,289
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2031	A3	300	366,051
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2032	A3	775	943,198
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2034	A3	865	1,047,039
NJ EDA–Goethals Brdg AMT	5.125%	1/1/2034	BBB	5,010	5,241,312
NJ Tpk Auth	5.00%	1/1/2029	A+	5,000	5,631,250
NJ Tpk Auth	5.00%	1/1/2031	A+	5,000	5,814,700
NJ Tpk Auth	5.00%	1/1/2031	A+	5,000	5,682,350
NJ Tpk Auth	5.00%	1/1/2033	NR	2,100	2,481,465
NJ Tpk Auth	5.00%	1/1/2034	NR	1,500	1,805,115
NJ Trans Trust Fund	5.00%	6/15/2028	A+	6,275	6,985,518
NJ Trans Trust Fund CR (AGM)	5.00%	6/15/2024	AA	10,165	10,687,989
North TX Twy Auth	5.00%	1/1/2023	A+	5,000	5,496,050
North TX Twy Auth	5.00%	1/1/2025	A+	5,000	5,672,050
North TX Twy Auth	5.00%	1/1/2031	A	8,085	9,005,235
North TX Twy Auth	5.00%	1/1/2035	A+	3,500	4,229,820
North TX Twy Auth	5.00%	1/1/2035	A+	1,500	2,071,350
North TX Twy Auth	5.00%	1/1/2036	A+	5,000	5,732,750
NV State Highway Rev	5.00%	12/1/2030	AAA	10,000	12,389,000
NY Trans Dev Corp–Delta AMT	4.00%	1/1/2036	Baa3	10,010	9,509,600
NY Trans Dev Corp–Delta AMT	5.00%	1/1/2031	Baa3	3,500	3,491,110
NY Trans Dev Corp–Delta AMT	5.00%	1/1/2033	Baa3	11,000	10,876,690
NY Trans Dev Corp–Delta AMT	5.00%	1/1/2034	Baa3	3,450	3,405,874
NY Trans Dev Corp–Delta AMT	5.00%	1/1/2036	Baa3	7,400	7,241,640
NY Trans Dev Corp–LaGuardia Airport AMT	4.00%	7/1/2032	Baa3	3,000	2,936,640
NY Trans Dev Corp–LaGuardia Airport AMT	4.00%	7/1/2033	Baa3	3,500	3,420,095
NY Trans Dev Corp–LaGuardia Airport AMT	5.00%	7/1/2034	Baa3	2,250	2,327,243
NY Trans Dev Corp–TOGA AMT	5.00%	1/1/2023	Baa2	750	768,683
NY Twy Auth	5.00%	1/1/2024	A1	1,960	2,216,525
NY Twy Auth	5.00%	1/1/2026	A1	5,115	6,005,675
Orlando & Orange Co Expwy Auth	5.00%	7/1/2030	A+	10,000	11,096,800
Orlando Arpt Rev AMT	5.00%	10/1/2030	AA-	15,000	18,130,800
PA Tpk Commn	5.00%	12/1/2022	A+	3,500	3,845,940

See Notes to Financial Statements.	49

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
PA Tpk Commn	5.00%	12/1/2032	A1	$1,500	$1,912,455
PA Tpk Commn	5.00%	12/1/2033	A1	1,300	1,652,469
PA Tpk Commn	5.00%	12/1/2034	A1	1,200	1,519,752
PA Tpk Commn	5.00%	12/1/2035	A1	1,800	2,270,970
Phoenix Arpt	5.00%	7/1/2036	AA-	4,045	4,757,608
Phoenix Arpt AMT	5.00%	7/1/2022	AA-	1,500	1,605,195
Phoenix Arpt AMT	5.00%	7/1/2029	A+	1,500	1,817,205
Phoenix Arpt AMT	5.00%	7/1/2030	A+	4,245	5,114,800
Phoenix Civic Impt Corp AR	5.00%	7/1/2036	A+	5,000	5,862,650
Port Auth NY & NJ	5.00%	12/1/2023	AA-	5,300	6,050,321
Port Auth NY & NJ	4.00%	11/1/2037	AA-	3,540	3,996,023
Port Auth NY & NJ	5.00%	12/1/2025	AA-	10,000	11,357,700
Port Auth NY & NJ	5.00%	10/15/2026	AA-	5,605	6,588,621
Port Auth NY & NJ	5.00%	10/15/2027	AA-	4,750	5,569,850
Port Auth NY & NJ–JFK IAT	5.00%	12/1/2020	BBB+	2,100	2,124,969
Port Auth NY & NJ AMT	5.00%	9/15/2026	AA-	11,385	13,625,226
Port Auth NY & NJ AMT	5.00%	9/15/2028	AA-	4,000	4,965,400
Port Auth NY & NJ AMT	5.00%	11/1/2030	AA-	4,100	5,233,363
Port Oakland AMT	5.00%	5/1/2022	A+	11,000	11,756,580
Port of Portland–Portland Intl Arpt AMT	5.00%	7/1/2037	AA-	2,420	2,874,282
Port of Portland–Portland Intl Arpt AMT	5.00%	7/1/2038	AA-	3,250	3,842,897
Port of Portland–Portland Intl Arpt AMT	5.00%	7/1/2039	AA-	3,330	3,929,367
Port Seattle AMT	5.00%	5/1/2033	A+	4,045	4,780,988
Port Seattle AMT	5.00%	4/1/2038	A+	10,000	11,623,900
Port Seattle AMT	5.00%	4/1/2039	A+	7,225	8,347,115
PR Hwy & Trans Auth(c)	5.00%	7/1/2033	C	1,215	561,938
PR Hwy & Trans Auth(c)	5.50%	7/1/2023	C	4,305	1,991,063
PR Hwy & Trans Auth(c)	5.50%	7/1/2024	C	3,000	1,387,500
PR Hwy & Trans Auth (AGM)	5.25%	7/1/2032	AA	1,000	1,065,820
Sacramento Co Arpt AMT	5.00%	7/1/2027	A+	5,950	6,939,068
Sacramento Co Arpt AMT	5.00%	7/1/2034	A+	4,000	4,634,560
Salt Lake City Arpt AMT	5.00%	7/1/2029	A+	3,000	3,542,940
Salt Lake City Arpt AMT	5.00%	7/1/2030	A+	2,275	2,641,025
Salt Lake City Arpt AMT	5.00%	7/1/2031	A+	3,000	3,475,230
Salt Lake City Arpt AMT	5.00%	7/1/2032	A+	3,000	3,465,780
Salt Lake City Arpt AMT	5.00%	7/1/2034	A+	14,645	17,003,284
San Diego Arpt	4.00%	7/1/2037	A	2,000	2,259,880

50	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
San Diego Arpt	4.00%		7/1/2038	A	$2,000	$2,251,260
San Francisco Arpt AMT	5.00%		5/1/2026	A+	10,000	10,649,600
San Francisco Arpt AMT	5.00%		5/1/2028	A+	7,550	8,032,445
San Francisco Arpt AMT	5.00%		5/1/2037	A+	15,565	18,356,894
San Jose Arpt	5.00%		3/1/2026	A	1,200	1,342,332
San Jose Arpt	5.00%		3/1/2027	A	2,260	2,526,251
San Jose Arpt	5.00%		3/1/2028	A	1,655	1,848,652
San Jose Arpt AMT	5.00%		3/1/2035	A	1,500	1,706,910
South Carolina Ports AMT	5.00%		7/1/2032	A+	4,225	5,157,584
South Jersey Trans Auth	5.00%		11/1/2021	BBB+	5,305	5,595,608
Southeastern PA Transp Auth–Garvee	5.00%		6/1/2023	AA-	2,500	2,610,925
Triborough Brdg & Tunl Auth	4.00%		11/15/2040	AA-	10,000	11,206,100
Triborough Brdg & Tunl Auth	5.00%		11/15/2029	AA-	5,650	6,799,888
Triborough Brdg & Tunl Auth (NPFGC)(FGIC)	5.50%		11/15/2021	A+	2,595	2,779,037
Wayne Co Arpt AMT	5.00%		12/1/2026	A1	1,590	1,809,229
Wayne Co Arpt AMT	5.00%		12/1/2027	A1	2,000	2,268,960
Total						1,005,954,816

Utilities 10.63%
Albuquerque Bernalillo Co Wtr Util	5.00%		7/1/2024	AA+	2,645	3,058,546
Albuquerque Bernalillo Co Wtr Util	5.00%		7/1/2025	AA+	4,000	4,620,000
CA Dept Wtr Res Wtr–Central Valley	5.00%		12/1/2021	NR	45	47,931
CA Poll Ctl–Poseidon Res†	5.00%		7/1/2039	Baa3	5,000	5,024,250
CA Poll Ctl–Poseidon Res AMT†	5.00%		7/1/2037	Baa3	5,570	5,588,325
Central Plains–Goldman Sachs	5.00%		9/1/2027	A3	7,525	8,067,176
Central Plains–Goldman Sachs	5.00%		9/1/2035	BBB+	2,250	2,665,417
Chicago Wastewater	5.00%		1/1/2029	A	4,335	5,209,239
Chicago Wastewater	5.00%		1/1/2030	A	6,500	7,792,200
Chicago Water	5.00%		11/1/2025	A	2,625	3,013,474
Chicago Water (AGM)	5.00%		11/1/2034	AA	6,275	7,507,347
Chicago Water (AGM)	5.00%		11/1/2035	AA	5,000	5,963,400
Chicago Water (AGM)	5.25%		11/1/2030	AA	5,510	6,820,719
Clarion Co IDA–American Wtr AMT	2.45%	#(a)	12/1/2039	A+	2,250	2,358,090
Cleveland Public Pwr (AGM)	4.00%		11/15/2034	AA	1,000	1,162,080
Cleveland Public Pwr (AGM)	4.00%		11/15/2036	AA	1,000	1,139,850
Cleveland Public Pwr (AGM)	4.00%		11/15/2038	AA	1,000	1,131,750
Cleveland Public Pwr (AGM)	5.00%		11/15/2033	AA	2,000	2,568,720
Detroit Sewer	5.00%		7/1/2034	A+	2,200	2,526,172

See Notes to Financial Statements.	51

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)
Detroit Sewer	5.00%		7/1/2035	A+	$1,835	$2,104,103
Farmington Poll Ctl–AZ Pub Svc	4.70%		5/1/2024	A2	5,265	5,352,188
Guam Waterworks Auth	5.00%		7/1/2029	A-	1,000	1,024,420
Guam Waterworks Auth	5.00%		7/1/2036	A-	1,000	1,014,260
HI Dept Budget–Hawaiian Electric	3.20%		7/1/2039	Baa2	11,120	11,010,913
HI Dept Budget–Hawaiian Electric AMT	3.10%		5/1/2026	Baa2	7,000	7,121,660
Houston Util Sys	5.00%		5/15/2022	AA	3,000	3,245,370
Houston Util Sys	5.00%		11/15/2023	AA	4,000	4,547,440
Houston Util Sys	5.00%		11/15/2026	AA	5,355	6,311,403
Imperial Irrigation Dist	5.00%		11/1/2032	AA-	2,000	2,382,640
IN Muni Pwr	5.00%		1/1/2033	A+	5,210	6,436,694
IN Muni Pwr	5.00%		1/1/2034	A+	4,000	4,935,720
KY Muni Pwr–Prairie State Proj	3.45%	#(a)	9/1/2042	Baa1	5,935	6,144,743
KY Public Energy Auth–BP	4.00%	#(a)	1/1/2049	A1	13,875	13,899,559
KY Public Energy Auth–Morgan Stanley	4.00%	#(a)	4/1/2048	A3	3,200	3,309,440
Long Beach Nat Gas–ML	2.563% (3 Mo. LIBOR * .67 + 1.43%	)#	11/15/2026	A2	4,000	4,023,520
Long Island Power Auth	5.00%		9/1/2034	A	2,250	2,694,510
Los Angeles USD	5.00%		7/1/2023	Aa3	10,000	11,150,700
Lower AL Gas Dist–Goldman Sachs	5.00%		9/1/2031	A3	4,005	4,768,273
Lower Colo Riv Auth–Transmn Contract	5.00%		5/15/2034	A	3,190	3,989,223
Lower Colo Riv Auth–Transmn Contract	5.00%		5/15/2035	A	2,430	3,016,165
Lower Colo Riv Auth–Transmn Contract	5.00%		5/15/2036	A	5,055	6,229,074
Lower Colorado River Authority Transmission Services Corp	5.00%		5/15/2036	A	1,760	2,168,778
Luzerne Co IDA–American Wtr AMT	2.45%	#(a)	12/1/2039	A+	4,000	4,224,800
Main St Nat Gas–Citibank	4.00%	#(a)	3/1/2050	A3	10,000	10,424,600
Main St Nat Gas–ML	5.00%		3/15/2021	A2	2,500	2,561,075
Maricopa Co Poll Cntrl–El Paso Elec	3.60%		2/1/2040	BBB	5,085	5,234,906
Maricopa Co Poll Cntrl–El Paso Elec	3.60%		4/1/2040	BBB	3,000	3,087,960
MEAG–Proj 1	5.00%		1/1/2021	A2	4,185	4,257,442
MI Strat Fund–Detroit Edison	1.45%	#(a)	8/1/2029	Aa3	3,500	3,482,465
MI Strat Fund–Detroit Edison	1.45%	#(a)	9/1/2030	Aa3	1,000	994,990
Miami-Dade Co Wtr & Swr	4.00%		10/1/2035	AA-	5,000	5,719,350
MO Joint Muni Elec Util Commn	5.00%		1/1/2023	A2	2,000	2,202,420
MO Joint Muni Elec Util Commn	5.00%		1/1/2025	A2	1,500	1,700,925
Modesto Irrigation Dist	5.00%		7/1/2023	A+	1,780	1,999,937
Modesto Irrigation Dist	5.00%		7/1/2024	A+	3,720	4,179,643

52	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)
Modesto Irrigation Dist	5.00%		7/1/2025	A+		$8,410	$9,446,280
New Orleans Sewer	5.00%		6/1/2021	A		400	417,604
North Sumter Co Util Dep Dist	5.00%		10/1/2032	A-		8,000	8,350,800
Northern CA Gas–Goldman Sachs	4.00%	#(a)	7/1/2049	A3		7,500	7,785,300
Northern CA Pwr–Hydroelec #1	5.00%		7/1/2026	A+		3,600	3,912,372
NYC Muni Water	4.00%		6/15/2037	AA+		3,630	4,191,053
Omaha Pub Pwr Dist	5.00%		2/1/2029	AA		5,000	6,018,450
PA Econ Dev–PPL Electric Utility Rmkt	4.00%		10/1/2023	A1		5,000	5,065,000
Philadelphia Gas Works	5.00%		8/1/2026	A		1,000	1,175,210
Philadelphia Gas Works	5.00%		8/1/2027	A		1,000	1,171,300
Philadelphia Gas Works	5.00%		8/1/2028	A		1,250	1,535,888
Philadelphia Gas Works	5.00%		8/1/2029	A		1,700	2,084,387
Philadelphia Gas Works	5.00%		8/1/2030	A		1,425	1,743,659
Philadelphia Gas Works	5.00%		10/1/2033	A		2,390	2,826,079
Philadelphia Water & Wastewater	5.00%		11/1/2029	A+		3,185	3,897,803
Phoenix Civic Impt Corp–Water Sys	5.00%		7/1/2027	AAA		5,010	5,782,091
Piedmont Muni Pwr Agy	5.00%		1/1/2022	A-		4,750	4,880,530
Piedmont Muni Pwr Agy	5.00%		1/1/2024	A-		7,920	8,129,088
Pima Co IDA–Tucson Elec	4.95%		10/1/2020	A-		10,640	10,721,715
PR Aqueduct & Swr Auth	5.00%		7/1/2022	Ca		4,690	4,420,325
PR Aqueduct & Swr Auth	5.25%		7/1/2042	Ca		3,625	3,452,812
PR Elec Pwr Auth(c)	5.00%		7/1/2037	D	(d)	1,035	734,850
PR Elec Pwr Auth(c)	5.00%		7/1/2042	D	(d)	2,390	1,696,900
PR Elec Pwr Auth(c)	5.50%		7/1/2038	D	(d)	2,350	1,680,250
PR Elec Pwr Auth(c)	7.00%		7/1/2033	D	(d)	4,000	2,920,000
PR Elec Pwr Auth(c)	7.00%		7/1/2040	D	(d)	725	529,250
PR Elec Pwr Auth (AGM)	1.799% (3 Mo. LIBOR * .67 +.52%	)#	7/1/2029	AA		5,720	4,933,500
Riverside Elec	5.00%		10/1/2037	AA-		4,000	4,940,480
Riverside Elec	5.00%		10/1/2038	AA-		5,000	6,137,250
SA Energy Acquisition Pub Fac–Goldman Sachs	5.50%		8/1/2021	A3		2,360	2,447,273
Salt Verde Fin Corp–Citi	5.00%		12/1/2037	A3		7,165	8,449,828
Salt Verde Fin Corp–Citi	5.25%		12/1/2026	A3		7,500	8,630,250
Salt Verde Fin Corp–Citi	5.50%		12/1/2029	A3		5,100	6,125,355
San Antonio Elec & Gas	5.00%		2/1/2029	Aa1		7,340	8,947,240
San Antonio Elec & Gas	5.00%		2/1/2030	Aa1		10,000	12,135,600

See Notes to Financial Statements.	53

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2020

Investments		Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)
Seminole Co Wtr & Swr		5.00%		10/1/2024	AA+	$4,000	$4,660,160
Stockton PFA–Wastewater (BAM)		5.00%		9/1/2024	AA	1,000	1,163,080
TEAC–Goldman Sachs		5.25%		9/1/2021	A3	3,000	3,094,260
TEAC–Goldman Sachs		5.25%		9/1/2024	A3	8,940	9,728,687
Texas Water Dev Brd		3.00%		10/15/2033	AAA	4,000	4,313,880
TX Muni Gas Acq & Supply–Macquarie		5.00%		12/15/2024	A3	23,000	24,128,150
TX Muni Gas Acq & Supply–Macquarie		5.00%		12/15/2028	A3	2,000	2,082,460
TX Muni Gas Acq & Supply–Macquarie		5.00%		12/15/2029	A3	2,225	2,311,419
TX Muni Gas Acq & Supply–ML		5.25%		12/15/2021	A2	4,710	4,930,758
TX Muni Gas Acq & Supply–ML		5.25%		12/15/2023	A2	2,925	3,209,719
TX Muni Gas Acq & Supply–ML		6.25%		12/15/2026	A2	22,660	24,974,039
Utility Debt Sec Auth–Lipa		5.00%		6/15/2028	AAA	5,915	7,143,900
Western MN Muni Pwr Agy		5.00%		1/1/2023	Aa3	1,500	1,654,815
WV EDA–Wheeling Pwr AMT		3.00%	#(a)	6/1/2037	A-	9,400	9,557,168
Wyandotte CO Unified Govt Utility Sys		5.00%		9/1/2021	A	3,105	3,269,907
Total							516,754,169
Total Municipal Bonds (cost $4,630,947,011)							4,697,572,652

	Interest Rate#	Interest Rate Reset Date(h)		Final Maturity Date

SHORT-TERM INVESTMENTS 1.19%

Variable Rate Demand Notes 1.19%

General Obligation 0.33%
NYC GO	0.85%	4/1/2020		6/1/2044	Aa1	4,000	4,000,000
NYC Texas St GO	4.00%	4/1/2020		4/1/2036	Aaa	12,085	12,085,000
Total							16,085,000

Health Care 0.55%
Lee Memorial Hlth System	7.25%	4/2/2020		4/1/2049	A+	10,000	10,000,000
Shelby Co Hlth–Methodist Le Boneheur (AGM)	1.05%	4/1/2020		6/1/2042	AA	16,670	16,670,000
Total							26,670,000

Housing 0.15%
IN Hsg & Cmnty Dev–SF Mtge Rev (GNMA)	4.90%	4/1/2020		7/1/2047	Aaa	7,115	7,115,000

54	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2020

Investments	Interest Rate#	Interest Rate Reset Date(h)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities 0.16%
NYC Muni Water	1.10%	4/1/2020	6/15/2043	AA+	$1,400	$1,400,000
NYC Muni Water	1.10%	4/1/2020	6/15/2045	AAA	6,380	6,380,000
Total						7,780,000
Total Short-Term Investments (cost $57,650,000)						57,650,000
Total Investments in Securities 97.84% (cost $4,688,597,011)						4,755,222,652
Cash and Other Assets in Excess of Liabilities(i) 2.16%						104,968,491
Net Assets 100.00%						$4,860,191,143

AGC	Insured by–Assured Guarantee Corp.
AGM	Insured by–Assured Guaranty Municipal Corporation.
AMBAC	Insured by–AMBAC Assurance Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
COP	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuates based on CPI.
FGIC	Insured by–Financial Guaranty Insurance Company.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
LIBOR	London Interbank Offered Rate.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NPFGC	Insured by–National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by–Securities Industry and Financial Markets Association.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2020.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2020, the total value of Rule 144A securities was $149,807,685, which represents 3.08% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Defaulted (non-income producing security).
(d)	This investment has been rated by Fitch IBCA.
(e)	Stub Rights issued in connection with a plan of reorganization.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security fair valued by the Pricing Committee.
(h)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(i)	Cash and Other Assets in Excess of Liabilities include net unrealized depreciation on futures contracts as follows:

Open Futures Contracts at March 31, 2020:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	June 2020	285	Short	$(50,854,183)	$(51,032,812)	$(178,629)

See Notes to Financial Statements.	55

Schedule of Investments (unaudited)(concluded)

INTERMEDIATE TAX FREE FUND March 31, 2020

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$–	$367,311,057	$13,832,883	$381,143,940
Education	–	196,592,228	13,021,367	209,613,595
Health Care	–	679,784,685	5,286,872	685,071,557
Lease Obligations	–	287,844,615	247,520	288,092,135
Other Revenue	–	192,445,896	40	192,445,936
Special Tax	–	95,749,724	6,274,830	102,024,554
Tax Revenue	–	228,006,034	949,980	228,956,014
Tobacco	–	112,354,431	12,034,785	124,389,216
Transportation	–	1,004,065,959	1,888,857	1,005,954,816
Remaining Industries	–	1,479,880,889	–	1,479,880,889
Short-Term Investments
Variable Rate Demand Notes	–	57,650,000	–	57,650,000
Total	$–	$4,701,685,518	$53,537,134	$4,755,222,652

Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(178,629)	–	–	(178,629)
Total	$(178,629)	$–	$–	$(178,629)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2019	$3,639,560
Accrued Discounts (Premiums)	(70,456)
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	(2,404,399)
Purchases	12,921,144
Sales	(15,000)
Transfers into Level 3	39,466,285
Transfers out of Level 3	–
Balance as of March 31, 2020	$53,537,134
Change in unrealized appreciation/ depreciation for the period ended March 31, 2020, related to Level 3 investments held at March 31, 2020	($2,404,399)

56	See Notes to Financial Statements.

Schedule of Investments (unaudited)

NATIONAL TAX FREE FUND March 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 97.34%

Corporate-Backed 6.50%
Allegheny Co IDA–US Steel	4.875%		11/1/2024	B-	$1,000	$905,790
AZ IDA	3.625%		5/20/2033	BBB	8,689	8,898,636
Brooklyn Arena LDC–Barclays Ctr	Zero Coupon		7/15/2035	Ba1	740	347,837
CA Poll Ctl–Poseidon Res AMT†	5.00%		11/21/2045	Baa3	13,775	13,578,293
CA Poll Ctl–Waste Mgmt AMT	4.30%		7/1/2040	A-	2,575	2,794,931
Chandler AZ IDA–Intel Corp AMT	2.70%	#(a)	12/1/2037	A+	4,000	4,088,560
Columbus Co Ind Facs–Intl Paper	5.70%		5/1/2034	BBB	2,165	2,168,226
Gloucester Co Poll Ctl–Logan AMT	5.00%		12/1/2024	BBB-	925	960,048
Hoover IDA–US Steel AMT	5.75%		10/1/2049	B-	5,100	4,579,392
Houston Arpt–United Airlines AMT	5.00%		7/15/2028	BB-	2,400	2,391,768
IA Fin Auth–Iowa Fertilizer Co	3.125%		12/1/2022	BB-	2,250	2,112,255
IA Fin Auth–Iowa Fertilizer Co	5.25%		12/1/2025	BB-	3,000	3,070,950
IL State GO	5.00%		12/1/2036	Baa3	6,700	6,820,265
LA Env Facs–Westlake Chem	3.50%		11/1/2032	Baa2	19,420	18,760,303
LA Env Facs–Westlake Chem	6.50%		11/1/2035	Baa2	500	501,110
LA St John Parish–Marathon Oil	2.00%	#(a)	6/1/2037	BBB-	4,125	3,693,071
LA St John Parish–Marathon Oil	2.10%	#(a)	6/1/2037	BBB-	3,000	2,577,060
Love Field Arpt–Southwest Airlines AMT	5.00%		11/1/2028	Baa1	2,775	2,775,000
Matagorda Co Nav Dist–AEP TX Central	2.60%		11/1/2029	A-	2,100	2,062,263
MD EDC–AFCO AMT	4.00%		7/1/2039	BBB	4,625	4,802,877	(b)
MD EDC–Chesapeake Bay Hyatt(c)	5.00%		12/1/2016	NR	855	594,225
Mission Econ Dev Corp–Natgasoline AMT†	4.625%		10/1/2031	BB-	3,750	3,837,675
National Fin Auth NH–Covanta†	4.625%		11/1/2042	B1	1,500	1,443,975	(b)
NH National Fin Auth–Covanta AMT†	4.875%		11/1/2042	B1	5,000	4,982,850
NH National Fin Auth–Hsg Sec	4.125%		1/20/2034	NR	6,985	7,396,331
Niagara Area Dev Corp–Covanta†	3.50%		11/1/2024	B1	2,500	2,415,575
Niagara Area Dev Corp–Covanta AMT†	4.75%		11/1/2042	B1	5,000	4,898,050
NY Energy RDA–NYSEGC	3.50%		10/1/2029	A-	800	875,632
NY Env Facs–Casella Waste AMT†	3.125%	#(a)	12/1/2044	B	3,000	2,837,280
NY Liberty Dev Corp–3 WTC†	5.00%		11/15/2044	NR	3,500	3,554,565
NY Liberty Dev Corp–BofA Tower	2.80%		9/15/2069	Baa2	15,000	14,321,850
NYC Cap Res–Arthur Mgmt	7.00%		8/1/2025	NR	5,765	5,874,996
NYC IDA–TRIPS AMT	5.00%		7/1/2028	BBB+	7,980	8,255,709
OH Air Dev Auth–AEP	2.40%	#(a)	12/1/2038	BBB+	1,665	1,537,861
OH Air Dev Auth–AEP AMT	2.10%	#(a)	7/1/2028	BBB+	5,000	4,828,800
OH Air Dev Auth–OVEC	3.25%		9/1/2029	Ba1	3,450	3,174,759

See Notes to Financial Statements.	57

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Corporate-Backed (continued)
OH Air Quality–AMG Vanadium AMT†	5.00%		7/1/2049	B	$3,630	$3,602,122
OH Air Quality–Pratt Paper AMT†	4.50%		1/15/2048	NR	2,000	1,830,940
PA Econ Dev–US Airways	7.50%		5/1/2020	B1	1,500	1,500,000
PA EDA–Covanta AMT†	3.25%		8/1/2039	B-	5,535	4,402,096
PA EDA–US Airways	8.00%		5/1/2029	B1	1,475	1,475,000	(b)
Phenix City IDB–Meadwestvaco	3.625%		5/15/2030	BBB	3,050	3,128,812
Richland Co Env Impt–Intl Paper AMT	3.875%		4/1/2023	BBB	6,625	6,954,991
Salem Co Poll Ctl–Chambers AMT	5.00%		12/1/2023	BBB	11,690	12,236,624
Tuscaloosa IDA–Hunt Refining†	4.50%		5/1/2032	NR	4,500	4,297,635
Tuscaloosa IDA–Hunt Refining†	5.25%		5/1/2044	NR	3,300	3,194,598
VA Small Bus Fing–Covanta AMT†	5.00%	#(a)	1/1/2048	B-	910	912,366
Valparaiso Facs–Pratt Paper AMT	7.00%		1/1/2044	NR	2,000	2,079,560
Warren Co–Intl Paper	5.80%		5/1/2034	BBB	100	100,157
West Pace Coop Dist(c)	9.125%		5/1/2039	NR	4,900	2,842,000	(b)
WI PFA–American Dream†	5.00%		12/1/2027	NR	5,000	4,841,550
WI PFA–Celanese AMT	4.30%		11/1/2030	BBB	1,000	942,990
WI Pub Fin Auth–Celanese	4.05%		11/1/2030	BBB	500	461,320
Total						213,521,529

Education 4.37%
AZ IDA–Equitable School Fund	4.00%		11/1/2049	A	1,345	1,394,039
Build NYC Res Corp–CUNY	5.00%		6/1/2034	Aa2	325	370,042
Build NYC Res Corp–NY Law	4.00%		7/1/2045	BBB-	2,445	2,136,808
CA Ed Facs–Stanford Univ	5.00%		5/1/2045	AAA	5,505	8,302,201
CA Sch Fin Auth–Green Dot Schs†	5.00%		8/1/2045	NR	1,500	1,536,135
Cap Trust Ed–Advantage Charter Scho	5.00%		12/15/2049	Baa3	1,000	1,051,230
Cap Trust Ed–Advantage Charter Scho	5.00%		12/15/2054	Baa3	700	731,843
Chicago Brd Ed	5.00%		12/1/2044	BB-	1,750	1,731,257
Chicago Brd Ed	5.00%		12/1/2046	BB-	3,500	3,436,720
CT Hlth & Ed–Univ of Hartford	4.00%		7/1/2044	BBB-	3,605	3,429,581	(b)
CT Hlth & Ed–Univ of Hartford	4.00%		7/1/2049	BBB-	3,250	3,038,327
Davie Edu Facs–Nova Southeastern Univ	6.00%		4/1/2042	A-	3,040	3,332,874
Detroit Sch Dist	5.00%		5/1/2029	Aa1	4,000	4,253,080
Dutchess Co LDC–Anderson Ctr	6.00%		10/1/2030	BB+	870	877,412
FL HI Ed–Nova Southeastern Univ	5.00%		4/1/2033	A-	1,475	1,678,638
FL HI Ed–Nova Southeastern Univ	5.00%		4/1/2036	A-	2,000	2,259,820
FL HI Ed–Nova Southeastern Univ	6.375%		4/1/2031	A-	475	494,266

58	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education (continued)
FL Hi Ed–Saint Leo Univ	5.00%	3/1/2049	BBB-		$1,640	$1,745,321
Fulton Co Dev–Tuff/Atlanta Hsg	5.00%	9/1/2032	A+		775	812,657
Hempstead Town LDC–Adelphi Univ	5.00%	10/1/2034	A-		175	199,595
IL Fin Auth–IL Inst of Tech	4.00%	9/1/2037	Baa3		3,000	2,929,320
IL Fin Auth–IL Inst of Tech	4.00%	9/1/2039	Baa3		2,295	2,216,442	(b)
IL Fin Auth–IL Inst of Tech	5.00%	9/1/2040	Baa3		1,770	1,910,556	(b)
IL Fin Auth–Univ Chicago	4.00%	10/1/2049	Aa2		6,000	6,337,980
MA DFA–Suffolk Univ	5.00%	7/1/2032	Baa2		2,500	2,850,975
MA DFA–Suffolk Univ	5.00%	7/1/2033	Baa2		1,250	1,418,987
MA DFA–Suffolk Univ	5.00%	7/1/2034	Baa2		1,000	1,132,200
Miami Dade Cnty Ed Facs–Univ of Miami FL	5.00%	4/1/2053	A-		5,000	5,652,400
Nashville Hlth & Ed–Lipscomb U	5.25%	10/1/2058	BBB		4,000	4,387,840
NJ EDA–Stevens Inst Tech	4.00%	7/1/2050	BBB+		1,000	943,840
NY Dorm–Mt Sinai Sch Med	5.00%	7/1/2040	A-		5,000	5,727,850
NY Dorm–NYU	5.00%	7/1/2030	Aa2		2,155	2,422,328
NY Dorm–NYU	5.00%	7/1/2031	Aa2		4,215	4,737,871
NY Dorm–Pace Univ	5.00%	5/1/2029	NR		10	11,162
NY Dorm–Pace Univ	5.00%	5/1/2029	BBB-		245	252,345
NY Dorm–Touro Clg	5.00%	1/1/2047	BBB-	(d)	6,500	6,789,120
NY Dorm–Touro Clg	5.50%	1/1/2039	BBB-	(d)	2,450	2,610,009
NYC IDA–Yankee Stadium (AGC)	Zero Coupon	3/1/2030	AA		8,000	6,397,040
PA Hi Ed–St Josephs Univ	5.00%	11/1/2030	A-		905	925,037
Univ of CT	5.25%	11/15/2047	Aa3		8,000	9,809,040
Univ of Illinois (AGM)	4.00%	4/1/2038	AA		4,965	5,546,302
Univ of North Carolina–Wilmington	5.00%	6/1/2037	A1		7,055	8,130,111
University of Houston	3.00%	2/15/2043	AA		8,050	8,327,725
University of Houston	3.00%	2/15/2044	AA		5,530	5,704,306
WI PFA–Wingate Univ	5.25%	10/1/2038	BBB		2,220	2,458,739
WI PFA–Wingate Univ	5.25%	10/1/2043	BBB		1,000	1,097,500
Total						143,538,871

Financial Services 0.45%
Berks Co IDA–Tower Hlth	5.00%	11/1/2047	BBB+		5,850	6,711,705
MA Ed Fin Auth AMT	4.125%	7/1/2046	BBB		5,000	5,343,550
NJ Higher Ed Assistance Auth AMT	3.75%	12/1/2031	Aaa		2,500	2,719,275
Total						14,774,530

See Notes to Financial Statements.	59

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation 13.23%
Atlantic City Brd Ed (AGM)	6.00%		4/1/2034	AA	$550	$574,965
Beaverton Sch Dist	5.00%	#(a)	6/15/2036	AA+	8,000	9,873,520
Bellwood GO	6.15%		12/1/2032	A	2,765	3,096,579
CA State GO	4.00%		9/1/2037	Aa2	5,000	5,582,550
CA State GO	5.00%		4/1/2032	Aa2	2,450	3,354,711
CA State GO	5.00%		2/1/2033	Aa2	10,000	10,596,600
CA State GO	5.00%		8/1/2038	Aa2	3,700	4,394,527
CA State GO	5.25%		8/1/2032	Aa2	7,500	8,977,575
CA State GO	5.375%		11/1/2035	Aa2	400	408,216
CA State GO	5.50%		3/1/2040	Aa2	9,120	9,145,627
CA State GO	5.60%		3/1/2036	Aa2	245	245,737
Carlsbad USD	3.125%		8/1/2048	Aa1	2,000	2,073,180
Chicago Brd Ed	5.00%		12/1/2029	BB-	2,000	2,055,300
Chicago Brd Ed	5.00%		12/1/2030	BB-	2,070	2,122,309
Chicago Brd Ed	5.00%		12/1/2031	BB-	1,000	1,023,070
Chicago Brd Ed	5.00%		12/1/2032	BB-	1,250	1,278,750
Chicago Brd Ed	5.00%		12/1/2033	BB-	1,750	1,786,610
Chicago Brd Ed	5.00%		12/1/2042	BB-	575	573,379
Chicago Brd Ed	5.00%		12/1/2046	BB-	1,500	1,472,880
Chicago Brd Ed	6.50%		12/1/2046	BB-	1,100	1,190,849
Chicago Brd Ed†	7.00%		12/1/2046	BB-	1,200	1,346,268
Chicago Brd Ed (AGM)	5.00%		12/1/2027	AA	1,850	2,221,480
Chicago GO	5.00%		1/1/2026	BBB+	5,175	5,343,394
Chicago GO	5.00%		1/1/2029	BBB+	3,000	3,116,880
Chicago GO	5.00%		1/1/2030	BBB+	2,000	2,080,060
Chicago GO	5.00%		1/1/2033	BBB+	2,340	2,355,982
Chicago GO	5.00%		1/1/2034	BBB+	4,150	4,176,560
Chicago GO	5.00%		1/1/2034	BBB+	5,500	5,572,655
Chicago GO	5.00%		1/1/2040	BBB+	5,000	4,907,350
Chicago GO	5.50%		1/1/2034	BBB+	2,400	2,499,240
Chicago GO	5.50%		1/1/2035	BBB+	230	239,117
Chicago GO	5.50%		1/1/2037	BBB+	2,745	2,844,698
Chicago GO	5.50%		1/1/2042	BBB+	250	257,443
Chicago GO	5.50%		1/1/2042	BBB+	5,000	5,148,850
Chicago GO	5.50%		1/1/2049	BBB+	10,625	11,040,012
Chicago GO	5.625%		1/1/2030	BBB+	525	562,196
Chicago GO	6.00%		1/1/2038	BBB+	19,330	20,786,709

60	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
Chicago O’Hare Arpt AMT	5.00%	1/1/2052	A	$9,375	$10,248,656
Cook Co GO	5.00%	11/15/2030	A+	1,000	1,026,680
Cook Co GO	5.00%	11/15/2031	A+	2,150	2,203,642
Cook Co GO	5.00%	11/15/2034	A+	500	510,775
Cook Co GO	5.00%	11/15/2035	A+	1,000	1,021,020
Cook Co GO	5.25%	11/15/2024	A+	1,500	1,533,135
Cook Co GO TCRS (BAM)	5.00%	11/15/2024	AA	10,000	10,844,300
CT State GO	3.00%	1/15/2039	A1	15,000	15,372,300
CT State GO	4.00%	6/15/2037	A1	975	1,057,173
CT State GO	5.00%	11/1/2027	A1	10,000	10,474,200
CT State GO	5.00%	11/1/2028	A1	10,000	10,469,400
CT State GO	5.00%	6/15/2032	A1	1,250	1,513,337
CT State GO	5.00%	6/15/2033	A1	1,250	1,509,800
CT State GO	5.00%	4/15/2036	A1	1,150	1,397,330
CT State GO	5.00%	6/15/2038	A1	1,000	1,189,220
CT State GO	5.00%	4/15/2039	A1	1,650	1,986,732
Delaware Co IDA–Covanta	5.00%	7/1/2043	Ba3	500	502,310
Essex Co Impt Auth–Covanta AMT†	5.25%	7/1/2045	Ba3	4,000	4,018,680
Hamilton Co Sch Dist GO	4.00%	1/15/2055	Aa2	7,000	7,604,170
Hillsborough Co	3.25%	8/1/2048	AAA	7,690	8,154,707
IL State GO	4.00%	6/1/2034	BBB-	3,345	3,169,321
IL State GO	4.00%	11/1/2043	BBB-	8,970	7,934,952
IL State GO	5.00%	6/1/2027	BBB-	2,000	2,089,700
IL State GO	5.00%	10/1/2028	BBB-	5,000	5,239,900
IL State GO	5.00%	11/1/2028	BBB-	5,795	6,023,265
IL State GO	5.00%	3/1/2030	BBB-	6,500	6,566,040
IL State GO	5.00%	1/1/2033	BBB-	4,075	4,105,318
IL State GO	5.00%	1/1/2035	BBB-	6,200	6,312,964
IL State GO	5.00%	5/1/2038	BBB-	4,515	4,578,932
IL State GO	5.00%	1/1/2041	BBB-	3,580	3,606,420
IL State GO	5.50%	7/1/2033	BBB-	9,470	9,733,361
IL State GO	5.50%	7/1/2038	BBB-	5,345	5,457,192
IL State GO	6.00%	5/1/2026	BBB-	1,000	1,107,710
Irvine USD–Spl Tax (BAM)	5.00%	9/1/2056	AA	500	590,700
Kendall Kane & WIll Co CUSD #308	5.00%	2/1/2029	A2	1,000	1,029,520
King Co Pub Hsp–Snoqualmie Vly Hsp	5.00%	12/1/2038	NR	5,000	5,112,150	(b)
Luzerne Co GO (AGM)	5.00%	11/15/2029	AA	4,215	4,925,101

See Notes to Financial Statements.	61

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
MA State GO	4.00%	5/1/2048	Aa1	$1,000	$1,122,830
MI Strategic Fund–I-75 AMT (AGM)	4.25%	12/31/2038	AA	2,500	2,796,325
Middletown CSD	5.25%	12/1/2040	AA	2,500	2,773,000
Midlothian Water Dist (AGM)	Zero Coupon	9/1/2022	AA	2,000	1,889,840
NJ Trans Trust Fund	Zero Coupon	12/15/2029	BBB+	8,055	5,987,765
NJ Trans Trust Fund (NPFGC)(FGIC)	Zero Coupon	12/15/2030	BBB+	6,910	5,005,466
NYC GO	5.00%	8/1/2027	Aa1	6,575	7,364,000
NYS Mtg	2.95%	10/1/2049	Aa1	10,000	10,037,400
PA State GO	4.00%	9/15/2030	Aa3	10,000	11,483,300
PA State GO	4.00%	3/1/2037	Aa3	4,255	4,773,557
Perris UHSD (AGM)	3.00%	9/1/2044	AA	2,750	2,841,355
Philadelphia GO	5.00%	8/1/2036	A	8,990	10,864,325
Philadelphia GO	5.00%	8/1/2037	A	3,250	3,917,257
Philadelphia GO	5.25%	7/15/2031	A	2,000	2,258,240
Philadelphia GO	5.25%	7/15/2032	A	3,000	3,387,360
Philadelphia GO	5.25%	7/15/2033	A	1,000	1,129,120
Philadelphia Sch Dist	4.00%	9/1/2038	A2	2,200	2,462,130
Philadelphia Sch Dist	4.00%	9/1/2039	A2	5,600	6,260,408
Philadelphia Sch Dist	5.00%	9/1/2037	A2	1,200	1,396,896
Philadelphia Sch Dist	5.00%	9/1/2038	A2	1,000	1,161,490
Pittsburgh GO (BAM)	5.00%	9/1/2029	AA	1,100	1,259,478
Pittsburgh GO (BAM)	5.00%	9/1/2030	AA	1,585	1,811,893
Pittsburgh GO (BAM)	5.00%	9/1/2032	AA	1,160	1,323,398
PR Comwlth GO(c)	4.75%	7/1/2018	NR	370	235,413
PR Comwlth GO(c)	5.50%	7/1/2027	Ca	1,040	657,800
PR Comwlth GO(c)	5.50%	7/1/2039	Ca	3,000	1,897,500
PR Pub Bldg Auth GTD (AGC)	5.00%	7/1/2036	AA	155	155,019
San Diego USD	3.25%	7/1/2048	Aa2	3,815	3,984,310
San Francisco Arpt AMT	5.25%	5/1/2042	A+	4,000	4,592,880
Stockton USD (AGM)	5.00%	7/1/2028	AA	750	806,558
Sweetwater UHSD (BAM)	5.00%	8/1/2027	AA	500	572,340
Tuscaloosa Co Brd of Ed	5.00%	8/1/2046	AA-	5,000	5,815,850
Union Co Util Auth–Covanta GTD AMT	4.75%	12/1/2031	AA+	4,000	4,199,720
Wilkes Barre PA School District (BAM)	5.00%	4/15/2059	AA	2,500	2,971,050
Yosemite CCD	5.00%	8/1/2029	Aa2	500	589,570
Total					434,330,784

62	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care 17.07%
Abag Fin Auth–Sharp Hlthcare	5.00%		8/1/2027	AA		$300	$319,434
Abag Fin Auth–Sharp Hlthcare	5.00%		8/1/2028	AA		345	366,770
Allegheny County Health Network	4.00%		4/1/2037	A		3,120	3,342,862
Allen Co Hsp–Catholic Hlth Ptnrs	5.00%		5/1/2033	A+		7,065	7,493,280
Antelope Valley Hlth	5.00%		3/1/2041	Ba3		3,000	3,049,770
Antelope Valley Hlth	5.00%		3/1/2046	Ba3		2,615	2,663,744
Baltimore Co–Riderwood Village	4.00%		1/1/2045	A	(d)	5,250	5,755,628
Baltimore Co–Riderwood Village	4.00%		1/1/2050	A	(d)	2,500	2,734,400
Berks Co IDA–Tower Hlth	4.00%		11/1/2038	BBB+		5,000	5,441,950
Berks Co IDA–Tower Hlth	4.00%		11/1/2047	BBB+		2,220	2,359,083
Berks Co IDA–Tower Hlth	5.00%		11/1/2036	BBB+		5,000	5,924,900
Berks Co IDA–Tower Hlth	5.00%	#(a)	2/1/2040	BBB+		3,285	3,666,947
CA Fin AUth–Standord Hlth(e)	4.00%		8/15/2050	AA-		4,000	4,404,360
CA Hlth–Sutter Hlth	4.00%		11/15/2042	AA-		2,000	2,265,220
CA Hlth–Sutter Hlth	5.25%		8/15/2031	AA-		5,245	5,529,436
CA Muni Fin–Cmnty Med Ctrs	5.00%		2/1/2047	A-		6,940	7,696,946
CA Stwde–Eskaton Pptys	5.25%		11/15/2034	BBB		1,875	1,951,594
CA Stwde–Huntington Memorial Hosp	4.00%		7/1/2048	A-		4,500	4,861,575
CA Stwde–John Muir Hlth	4.00%		12/1/2057	A+		2,500	2,603,875
CA Stwde–Loma Linda Univ Med Ctr	5.50%		12/1/2054	BB-		6,875	7,342,912
CA Stwde–Loma Linda Univ Med Ctr†	5.50%		12/1/2058	BB-		3,375	3,701,768
CO Hlth Facs–Boulder Cmnty Hsp	5.00%		10/1/2032	A2		280	298,525
Crawford Hsp Auth–Meadville Med	6.00%		6/1/2046	NR		950	1,083,988	(b)
Crawford Hsp Auth–Meadville Med	6.00%		6/1/2051	NR		1,115	1,264,064	(b)
CT Hlth & Ed–Connecticut State Univ	3.125%		11/1/2038	A1		2,270	2,342,685
CT Hlth & Ed–Hartford Hlthcare	5.00%		7/1/2032	A		640	666,323
CT Hlth & Ed–Yale New Haven Hsp	5.00%		7/1/2028	AA-		500	576,465
CT Hlth–Nuvance	4.00%		7/1/2041	A-		3,180	3,553,586
CT Hlth–Nuvance	4.00%		7/1/2049	A-		20,170	22,237,223
Cuyahoga Co Hsp–Metrohealth	5.00%		2/15/2057	NR		1,000	1,035,060
Cuyahoga Co Hsp–Metrohealth	5.50%		2/15/2052	NR		8,925	9,571,616
Cuyahoga Co Hsp–Metrohealth	5.50%		2/15/2057	NR		5,250	5,591,408
Denver Hlth & Hsp Auth	4.00%		12/1/2037	BBB		1,295	1,454,272
Denver Hlth & Hsp Auth	4.00%		12/1/2038	BBB		785	878,705
Denver Hlth & Hsp Auth	5.25%		12/1/2045	BBB		700	767,053
Duluth Econ Dev Auth–Essentia Health	5.25%		2/15/2053	A-		2,870	3,361,028
Duluth Econ Dev Auth–Essentia Health	5.25%		2/15/2058	A-		17,000	19,841,550

See Notes to Financial Statements.	63

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
Escambia Co–Baptist Hlth	4.00%	8/15/2050	BBB+		$6,260	$6,574,690
Fairview Health Services	5.00%	11/15/2049	A+		5,400	6,438,582
Flint Hsp Bldg Auth–Hurley Med Ctr	7.00%	7/1/2030	Ba1		1,510	1,531,472
Franklin Co Hlth–OPRS Cmntys	6.125%	7/1/2040	BBB	(d)	4,880	5,122,926
Gainesville & Hall Co Hsp–NE GA Hlth GTD	5.50%	8/15/2054	AA-		5,225	6,123,439
Greenville Hlth Sys	5.00%	5/1/2034	A		3,970	4,439,175
Guadalupe Co–Seguin City Hsp	5.00%	12/1/2045	BB		2,000	2,142,560
IL Fin Auth–Centegra Hlth	5.00%	9/1/2034	AA+		235	267,653
IN Fin Auth–Major Hsp	5.00%	10/1/2029	Baa3		1,500	1,651,695
Jefferson Co Hlth–Norton Healthcare	3.00%	10/1/2043	A		2,500	2,385,400
Kirkwood IDA–Aberdeen Hts	8.00%	5/15/2021	NR		415	418,121
Kirkwood IDA–Aberdeen Hts	8.00%	5/15/2029	NR		3,820	3,848,726
LA PFA–Ochsner Clinic	6.25%	5/15/2031	A3		8,090	8,547,489
La Verne COP–Brethren Hillcrest Homes	5.00%	5/15/2036	BBB-	(d)	1,350	1,374,543	(b)
Lee Memorial Hlth System	4.00%	4/1/2049	A+		5,500	5,867,015
Lucas Co Hsp–ProMedica Hlth	5.25%	11/15/2048	BBB		7,350	8,637,279
MA DFA–Atrius Hlth	4.00%	6/1/2049	BBB		1,500	1,554,030
MA DFA–Atrius Hlth	5.00%	6/1/2039	BBB		2,000	2,350,220
MA DFA–Boston Med Ctr	5.00%	7/1/2031	BBB		1,900	2,215,134
MA DFA–CareGroup	5.00%	7/1/2048	A		4,000	4,680,080
MA DFA–Partners Hlth	4.00%	7/1/2041	AA-		5,000	5,479,150
MA DFA–Wellforce Hlth	4.00%	7/1/2035	BBB+		2,000	2,088,840
MA DFA–Wellforce Hlth	5.00%	7/1/2039	BBB+		2,685	3,113,499
MA State GO	2.75%	3/1/2050	Aa1		4,050	3,920,643
Martin Co Hlth–Cleveland Clinic	4.00%	1/1/2046	AA		5,000	5,378,150
Martin Co Hlth–Martin Mem Med	5.50%	11/15/2032	NR		930	989,278
Martin Hsp Dist	7.25%	4/1/2036	BBB	(d)	3,250	3,383,933
MD Hlth & HI Ed–Adventist	5.50%	1/1/2046	Baa3		10,000	10,714,000
MD Hlth & HI Ed–Doctors	5.00%	7/1/2038	Baa3		7,080	8,029,640
MD Hlth & HI Ed–Mercy Med Ctr	5.00%	7/1/2036	BBB+		1,320	1,526,052
MD Hlth & HI Ed–Mercy Med Ctr	5.00%	7/1/2038	BBB+		2,250	2,588,625
MD Hlth & Hi Ed–Mercy Med Ctr	6.25%	7/1/2031	BBB+		11,635	12,301,918
ME Hlth & HI Ed–Mainegeneral Hlth	6.00%	7/1/2026	Ba3		620	647,602
ME Hlth & HI Ed–Mainegeneral Hlth	6.75%	7/1/2036	Ba3		400	422,956
ME Hlth & Hi Ed–MaineGeneral Hlth	7.50%	7/1/2032	Ba3		11,150	11,933,956
Mesquite Hlth–Christian Care Ctrs	5.125%	2/15/2042	BB-	(d)	1,000	790,610
MI Fin Auth–Henry Ford Hlth	4.00%	11/15/2050	A		7,420	7,677,845

64	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
MI Fin Auth–Henry Ford Hlth	5.00%	11/15/2048	A		$3,800	$4,420,236
MI Fin Auth–Trinity Health	4.00%	12/1/2049	AA-		6,000	6,418,920
MI Hosp Fin Auth–Ascension Hlth(e)	5.00%	11/15/2047	Aa2		4,000	4,783,280
MO Hlth Ed–Mosaic Hlth	4.00%	2/15/2054	A1		4,450	4,676,861
Montgomery Co Hgr Ed–Thomas Jeff U	4.00%	9/1/2049	A		3,960	4,132,260
Montgomery Co Hosp–Premier	4.00%	11/15/2042	Baa1		4,440	4,695,478
Montgomery Co Hosp–Premier	4.00%	11/15/2045	Baa1		2,500	2,565,175
Montgomery Co IDA–ACTS Retirement	5.00%	11/15/2024	A-	(d)	3,150	3,217,127
Montgomery Co IDA–ACTS Retirement	5.00%	11/15/2025	A-	(d)	1,300	1,325,584
Montgomery Co IDA–Jefferson Hlth	5.00%	10/1/2027	AA		4,500	4,852,260
Montgomery Co IDA–Whitemarsh	5.375%	1/1/2050	NR		1,070	1,027,746
MT St Fac Fin Auth–Kalispell Med Ctr	5.00%	7/1/2043	BBB		4,000	4,551,560
MT St Fac Fin Auth–Kalispell Med Ctr	5.00%	7/1/2048	BBB		5,760	6,502,810
Muskingum Co Hsp–Genesis Hlthcare	5.00%	2/15/2044	BB+		2,650	2,836,454
Nassau Co LEAC–Catholic Hlth LI	5.00%	7/1/2034	A-		1,100	1,238,039
Nassau Co LEAC–Catholic Hlth Svcs	5.00%	7/1/2029	A-		1,000	1,137,190
Nassau Co LEAC–Catholic Hlth Svcs	5.00%	7/1/2030	A-		580	658,509
Nassau Co LEAC–Catholic Hlth Svcs	5.00%	7/1/2031	A-		1,620	1,831,847
NC Hlth Facs–Rex Healthcare	4.00%	7/1/2049	AA-		5,000	5,355,200
NC Med Care–Novant Hlth	4.00%	11/1/2052	AA-		8,000	8,417,600
NE Ed Hlth–Immanuel	4.00%	1/1/2049	AA	(d)	10,000	10,721,400
NH Hlth & Ed–Dartmouth Hitchcock	5.00%	8/1/2059	A		6,210	8,950,349
NJ Hlth–Univ Hosp (AGM)	5.00%	7/1/2029	AA		135	147,930
NM Hsp–Haverland	5.00%	7/1/2049	BBB-	(d)	3,375	3,308,648
NY Dorm–Montefiore	4.00%	8/1/2036	BBB		1,450	1,583,487
NY Dorm–Montefiore	4.00%	8/1/2038	BBB		1,650	1,777,809
NY Dorm–Montefiore	4.00%	9/1/2045	BBB		1,160	1,230,342
NY Dorm–Montefiore	4.00%	9/1/2050	BBB		4,885	5,072,926
NY Dorm–Montefiore	5.00%	8/1/2033	BBB		1,000	1,196,920
NY Dorm–Montefiore	5.00%	8/1/2034	BBB		1,010	1,205,223
NY Dorm–Montefiore	5.00%	8/1/2035	BBB		1,000	1,189,260
NY Dorm–Orange Reg Med Ctr†	5.00%	12/1/2031	BBB-		1,300	1,510,756
NY Dorm–Orange Reg Med Ctr†	5.00%	12/1/2036	BBB-		1,000	1,130,290
NY Dorm–Orange Reg Med Ctr†	5.00%	12/1/2040	BBB-		1,300	1,424,293
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2037	BBB-		1,000	1,123,550
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa2		2,400	2,405,376
NYC Hlth & Hsp Corp	5.00%	2/15/2030	Aa2		5,640	5,652,239

See Notes to Financial Statements.	65

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
OH Hsp–University Hospitals	4.00%	1/15/2050	A		$12,000	$12,515,160
OK DFA–OU Med	5.50%	8/15/2057	Baa3		7,090	7,972,705
OK DFA–OU Med (AGM)	4.00%	8/15/2048	AA		4,000	4,315,600
Oneida Co–Mohawk Valley Hlth (AGM)	4.00%	12/1/2049	AA		4,500	5,028,795
Oroville–Oroville Hsp	5.25%	4/1/2039	BB+		1,000	1,153,590
Oroville–Oroville Hsp	5.25%	4/1/2049	BB+		750	835,080
Oroville–Oroville Hsp	5.25%	4/1/2054	BB+		1,000	1,108,650
PA Hi Ed–U Penn Hlth	4.00%	8/15/2049	AA		12,000	12,882,120
Palm Beach Co Hlth–Lifespace	5.00%	5/15/2053	BBB	(d)	2,375	2,436,916
Palomar Hlth	5.00%	11/1/2036	BBB		4,025	4,646,742
Pell City Spl Care Facs–Noland Hlth	5.00%	12/1/2031	A		4,845	5,101,785
Philadelphia Hsps–Temple Univ Hlth	5.00%	7/1/2031	BBB-		1,000	1,100,060
Philadelphia Hsps–Temple Univ Hlth	5.00%	7/1/2032	BBB-		1,000	1,097,100
Philadelphia Hsps–Temple Univ Hlth	5.00%	7/1/2033	BBB-		2,950	3,253,496
Philadelphia Hsps–Temple Univ Hlth	5.625%	7/1/2036	BBB-		250	268,080
Pulaski Co Pub Facs–Baptist Hlth	5.00%	12/1/2039	A		5,750	6,480,537
Rockville Eco Dev–Ingleside at King Farm	5.00%	11/1/2042	BB-	(d)	875	870,275
Rockville Eco Dev–Ingleside at King Farm	5.00%	11/1/2047	BB-	(d)	800	783,552
San Buenaventura–Cmnty Mem Hlth	8.00%	12/1/2026	BB		950	1,045,295
Savannah Hosp–St.Joseph’s/Candler	4.00%	7/1/2043	A3		5,000	5,566,550
UCal Med Ctr	5.25%	5/15/2038	AA-		660	728,178
UNC Hopsitals–Chapel Hill	5.00%	2/1/2045	AA		5,000	7,104,600
UNC Hopsitals–Chapel Hill	5.00%	2/1/2049	AA		5,000	7,230,250
Upland COP–San Antonio Cmnty Hsp COP	6.375%	1/1/2032	BBB+		5,000	5,176,850
VT Ed & Hlth–Univ of VT Med Ctr	5.00%	12/1/2035	A		4,500	5,271,255
WA Hlth Care–Overlake Hsp	5.00%	7/1/2038	A		4,000	4,513,760
Westchester CO Hlth Care	6.00%	11/1/2030	Baa2		110	113,012
Westchester CO Hlth Care	6.125%	11/1/2037	Baa2		30	30,823
WI Hlth & Ed–Marshfield Hlth Sys	4.00%	2/15/2050	NR		7,530	7,870,356
WI Hlth & Ed–Sauk-Prarie Mem Hsp	5.375%	2/1/2048	B1		840	779,999	(b)
WI PFA–Alabama Proton†	6.85%	10/1/2047	NR		2,160	2,373,862
WV Hsp–Herbert Thomas Hlth(c)	6.25%	10/1/2023	NR		2,000	1,100,000
Total						560,186,898

Housing 3.24%
Alachua Co Hlth–Oak Hammock	8.00%	10/1/2042	NR		300	326,556
CA HFA–MFH	4.00%	3/20/2033	BBB+		5,928	6,299,023
CA HFA–MFH	4.25%	1/15/2035	BBB+		6,943	7,456,216

66	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Housing (continued)
CA Muni Fin–Caritas Affordable Hsg	5.25%	8/15/2039	BBB+	$650	$708,338
CA Muni Fin–Park Wstrn Apts (FNMA)	2.65%	8/1/2036	Aaa	4,472	4,547,023
CA Muni Fin–UC Berkeley Hsg	5.00%	6/1/2050	Baa3	1,410	1,512,239
Fed Home Loan Mtg Corp	4.60%	12/15/2044	AA+	5,500	5,920,805
LA HFA–Gmf-LA Chateau	8.00%	9/1/2039	CCC+	1,300	1,152,398
LA Pub Facs Auth–Provident LSU	5.00%	7/1/2059	A3	2,500	2,955,950
Los Angeles Hsg	6.25%	6/1/2034	A	4,220	4,234,306
MA HFA	3.60%	12/1/2059	AA	5,845	6,113,461
MD EDC–Bowie State Std Hsg	4.00%	7/1/2050	BBB-	1,700	1,706,103
MI HDA	3.60%	10/1/2060	AA	6,330	6,631,371
NY State Hsg	3.15%	11/1/2054	Aa2	2,375	2,407,537
NYC HDC	2.80%	2/1/2050	Aa2	20,000	19,567,000
NYC HDC	3.35%	11/1/2065	AA+	8,870	9,049,884
NYC HDC	3.45%	5/1/2059	AA+	10,000	10,302,800
NYC Multi-Family Hsg	3.00%	11/1/2044	AA+	2,000	2,025,000
NYC Multi-Family Hsg	3.05%	5/1/2050	AA+	6,000	6,052,140
Phoenix IDA–ASU Std Hsg	5.00%	7/1/2037	Baa3	1,000	1,122,380
Phoenix IDA–ASU Std Hsg	5.00%	7/1/2049	Baa3	1,125	1,231,436
Phoenix IDA–ASU Std Hsg	5.00%	7/1/2054	Baa3	1,330	1,448,556
Toledo/Lucas Port Auth–Univ Toledo	5.00%	7/1/2034	BBB-	1,000	1,053,050
Toledo/Lucas Port Auth–Univ Toledo	5.00%	7/1/2039	BBB-	1,500	1,565,775
Toledo/Lucas Port Auth–Univ Toledo	5.00%	7/1/2046	BBB-	1,000	1,037,020
Total					106,426,367

Lease Obligations 6.43%
CA Pub Wks–Judicial Council	5.00%	12/1/2028	Aa3	5,600	5,960,920
CA Pub Wks–Various Cap Proj	5.00%	10/1/2028	Aa3	535	566,105
CA Pub Wks–Various Cap Proj	5.00%	4/1/2033	Aa3	8,500	9,090,835
CA Pub Wks–Various Cap Proj	5.125%	10/1/2031	Aa3	2,500	2,646,900
Erie Co IDA–Buffalo Sch Dist	5.00%	5/1/2026	AA	6,430	7,102,514
Erie Co IDA–Buffalo Sch Dist	5.25%	5/1/2028	AA	7,000	7,300,090
Houston CO Coop Dist–Country Crossing	Zero Coupon	6/7/2013	NR	1,768	247,520	(b)
IL Sports Facs Auth (AGM)	5.00%	6/15/2027	AA	3,500	3,981,635
IL Sports Facs Auth (AGM)	5.00%	6/15/2028	AA	865	982,900
IN Fin Auth–OH River Brdgs AMT	5.00%	7/1/2035	BBB+	6,500	6,695,715
IN Fin Auth–OH River Brdgs AMT	5.00%	7/1/2040	BBB+	3,000	3,074,700
IN Fin Auth–OH River Brdgs AMT	5.00%	7/1/2044	BBB+	3,145	3,212,775

See Notes to Financial Statements.	67

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Lease Obligations (continued)
IN Fin Auth–Stadium	5.25%		2/1/2032	AA+		$5,000	$5,980,150
KY Bond Dev Corp–Lexington Conv	4.00%		9/1/2048	A+		6,645	7,343,522
Los Angeles USD COP	5.00%		10/1/2025	A		1,000	1,086,230
MI Fin Auth–Wayne Co Criminal Justice	4.00%		11/1/2048	Aa3		3,500	3,879,120
MI St Bldg Auth	4.00%		4/15/2054	Aa2		6,500	7,285,980
NJ Ed Facs–Higher Ed	4.00%		9/1/2029	BBB+		5,445	5,540,015
NJ EDA–Bldgs	5.00%		6/15/2036	BBB+		1,250	1,323,525
NJ EDA–Bldgs	5.00%		6/15/2047	BBB+		6,050	6,279,476
NJ EDA–Goethals Brdg AMT	5.625%		1/1/2052	BBB		7,500	7,844,550
NJ EDA–Sch Facs	5.00%		3/1/2028	BBB+		3,845	4,002,991
NJ EDA–Sch Facs	5.00%		6/15/2042	A-	(d)	4,800	5,009,088
NJ EDA–Sch Facs	5.50%		6/15/2031	BBB+		1,350	1,484,878
NJ EDA–Sch Facs	6.31% (MUNIPSA * 1 + 1.60%	)#	3/1/2028	BBB+		5,565	5,616,866
NJ EDA–State House	5.00%		6/15/2043	BBB+		4,500	4,712,805
NJ Trans Trust Fund	Zero Coupon		12/15/2028	BBB+		10,000	7,698,100
NJ Trans Trust Fund	Zero Coupon		12/15/2031	BBB+		1,935	1,333,931
NJ Trans Trust Fund	Zero Coupon		12/15/2037	BBB+		2,650	1,359,159
NJ Trans Trust Fund	Zero Coupon		12/15/2038	BBB+		6,615	3,202,454
NJ Trans Trust Fund	4.00%		6/15/2050	BBB+		20,000	19,418,000
NJ Trans Trust Fund	5.00%		12/15/2023	BBB+		4,425	4,697,447
NJ Trans Trust Fund	5.00%		6/15/2030	A+		3,000	3,317,190
NJ Trans Trust Fund	5.00%		6/15/2031	A+		2,400	2,647,344
NJ Trans Trust Fund	5.00%		12/15/2035	BBB+		4,200	4,480,602
NJ Trans Trust Fund	5.00%		12/15/2036	BBB+		3,500	3,723,510
NJ Trans Trust Fund	5.00%		6/15/2042	BBB+		2,215	2,247,605
NJ Trans Trust Fund	5.00%		6/15/2046	BBB+		10,000	10,406,800
NJ Trans Trust Fund	5.25%		6/15/2043	BBB+		6,330	6,757,212
NYC TFA–Bldg Aid	5.00%		7/15/2030	AA		10,000	10,757,100
NYC TFA–Bldg Aid	5.00%		7/15/2031	AA		6,000	6,447,240
NYC TFA–Bldg Aid	5.00%		7/15/2035	AA		545	659,859
Sacramento City Fing Auth (AMBAC)	5.25%		12/1/2023	AA-		3,150	3,615,601
Total							211,020,959

Other Revenue 4.09%
Arlington Hi Ed Fin Corp–Arlington Classics	7.65%		8/15/2040	NR		5,905	6,042,350
CA Infra & Econ Dev–Acad Motion Pict	5.00%		11/1/2041	Aa2		2,500	2,763,400
CA Infra & Econ Dev–Gladstone Inst	5.25%		10/1/2034	BBB+		8,100	8,599,041
CA Sch Fin Auth–Green Dot Charter†	5.00%		8/1/2048	BBB-		1,650	1,703,328

68	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Other Revenue (continued)
City of Miami Beach–Parking Revs (BAM)	5.00%		9/1/2040	AA		$2,000	$2,313,720
Clifton Higher Ed–IDEA Pub Schs	5.00%		8/15/2042	A-		275	289,270
Clifton Higher Ed–IDEA Pub Schs	6.00%		8/15/2043	A-		1,000	1,113,870
Clifton Higher Ed–Intl Ldrshp Sch	6.125%		8/15/2048	NR		7,825	8,366,333
DC Rev–Friendship Pub Chtr Sch	5.00%		6/1/2032	BBB		500	523,835
DC Rev–Friendship Pub Chtr Sch	5.00%		6/1/2041	BBB		1,935	2,087,671
DC Rev–KIPP Chtr Sch	6.00%		7/1/2043	NR		1,000	1,154,480
DC Rev–KIPP Chtr Sch	6.00%		7/1/2048	NR		1,000	1,154,480
Denver Conv Ctr	5.00%		12/1/2034	Baa2		1,000	1,016,380
FL DFC–Renaissance Chtr Sch	7.625%		6/15/2041	B+	(d)	5,500	5,920,585
Grand River Hosp Dist (AGM)	5.25%		12/1/2034	AA		1,000	1,254,640	(b)
Grand River Hosp Dist (AGM)	5.25%		12/1/2035	AA		1,000	1,250,320	(b)
Grand River Hosp Dist (AGM)	5.25%		12/1/2037	AA		1,000	1,242,460
Houston Hi Ed–Cosmos Fndtn	5.00%		2/15/2032	BBB		100	104,611
Houston HI Ed–Cosmos Fndtn	5.00%		2/15/2042	BBB		725	752,724
Houston HI Ed–Cosmos Fndtn	6.875%		5/15/2041	BBB		125	132,920
IL Fin Auth–Noble Chrter Schs	6.125%		9/1/2039	BBB		6,000	6,538,620
IN Fin Auth–Drexel Foundation	7.00%		10/1/2039	B		1,250	1,250,825
Indianapolis Local Pub Impt Bd Bk	5.00%		2/1/2031	AA-		7,120	8,069,310
Long Beach Nat Gas–ML	2.583% (3 Mo. LIBOR * .67 + 1.45%	)#	11/15/2027	A2		9,000	9,078,390
Lower AL Gas Dist–Goldman Sachs	5.00%		9/1/2046	A3		9,000	10,584,720
Main St Nat Gas–Macquarie	5.00%		5/15/2037	A3		2,990	3,403,547
Main St Nat Gas–Macquarie	5.00%		5/15/2043	A3		3,250	3,501,875
Main St Nat Gas–Macquarie	5.00%		5/15/2049	A3		8,150	9,458,727
Maricopa Co IDA–Legacy Schools†	5.00%		7/1/2049	Ba2		1,165	1,091,896
Maricopa Co IDA–Legacy Schools†	5.00%		7/1/2054	Ba2		1,000	926,080
Met Boston Trans Pkg Corp	5.25%		7/1/2033	A+		11,000	11,485,540
MI Pub Ed–Bradford Admy	8.75%		9/1/2039	NR		2,250	1,755,000
Middlesex Co Impt Auth–Heldrich Ctr(c)	6.125%		1/1/2025	NR		1,250	18,750
Middlesex Co Impt Auth–Heldrich Ctr(c)	6.25%		1/1/2037	NR		1,700	25,500
NJ EDA–Team Academy	6.00%		10/1/2043	BBB		3,500	3,789,100
NYC Cultural–Whitney Museum	5.25%		7/1/2026	A+		500	515,045
Overland Pk Dev–Conv Ctr	5.00%		3/1/2044	BBB		1,500	1,501,380	(b)
Overland Pk Dev–Conv Ctr	5.00%		3/1/2049	BBB		1,500	1,474,935	(b)
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%		7/15/2039	A		7,000	6,781,110
Selma IDB–Intl Paper	5.80%		5/1/2034	BBB		150	150,236

See Notes to Financial Statements.	69

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Other Revenue (continued)
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2031	A3		$4,785	$4,947,834
Total							134,134,838

Special Tax 1.98%
Allentown Neighborhood Impt	5.00%		5/1/2027	Baa3		250	264,295
Allentown Neighborhood Impt†	5.00%		5/1/2032	Ba3		1,845	1,894,686
Allentown Neighborhood Impt	5.00%		5/1/2035	Baa3		4,800	5,043,696
CT Spl Tax–Trans Infra	5.00%		8/1/2034	A+		3,600	4,090,464
CT Spl Tax–Trans Infra	5.00%		1/1/2037	A+		7,000	8,214,500
CT Spl Tax–Trans Infra	5.00%		1/1/2038	A+		4,250	4,951,718
Gramercy Farms CDD~	Zero Coupon		5/1/2039	NR		4,115	1,975,200
Gramercy Farms Cmnty Dev Dist(c)	5.25%		5/1/2039	NR		1,340	13
Houston CO Coop Dist–Country Crossing(c)	10.00%		5/1/2039	NR		5,000	550,000	(b)
Inland Valley Redev Agy	5.25%		9/1/2037	A-		4,875	5,469,652
Irvine CFD–Great Park	5.00%		9/1/2044	NR		500	534,640
NJ EDA–Kapkowski Rd Landfill	6.50%		4/1/2028	Ba2		2,325	2,530,112
NYC IDA–Yankee Stadium (NPFGC)(FGIC)	3.347% (CPI Based	)	3/1/2024	Baa1		5,000	5,105,550
PA COPS	4.00%		7/1/2046	A2		2,375	2,608,866
Rancho Cucamonga Redev Agy (AGM)	5.00%		9/1/2030	AA		1,500	1,729,950
Rancho Cucamonga Redev Agy (AGM)	5.00%		9/1/2031	AA		1,400	1,610,084
Riverside RDA–Housing	Zero Coupon		10/1/2041	A		11,195	14,633,880
San Francisco Redev–Mission Bay South	7.00%		8/1/2033	BBB+		1,000	1,047,000
San Francisco Redev–Mission Bay South	7.00%		8/1/2041	BBB+		1,400	1,465,800
San Jose Spl Tax–Conv Ctr	5.50%		5/1/2024	A+		660	690,353
Stone Canyon CID(c)	5.70%		4/1/2022	NR		1,000	260,000
Stone Canyon CID(c)	5.75%		4/1/2027	NR		1,300	338,000
Total							65,008,459

Tax Revenue 4.62%
Casino Reinv Dev Auth	5.25%		11/1/2039	BBB+		3,300	3,357,222
Casino Reinv Dev Auth	5.25%		11/1/2044	BBB+		1,950	1,973,322	(b)
Chicago Brd Ed–CIT	5.00%		4/1/2042	A	(d)	1,800	1,814,778
Chicago Brd Ed–CIT	5.00%		4/1/2046	A	(d)	2,050	2,053,998
City of Sparks–Legends at Sparks Marina†	2.50%		6/15/2024	Ba2		375	362,876
City of Sparks–Legends at Sparks Marina†	2.75%		6/15/2028	Ba2		750	699,960
Cook Co Sales Tax	4.00%		11/15/2034	AA-		3,750	4,188,262
Hudson Yards	5.75%		2/15/2047	Aa2		355	367,319

70	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)
Las Vegas Convention Auth Ctr	5.00%	7/1/2043	Aa3	$9,500	$10,832,185
MA Sch Bldg Auth–Sales Tax	4.00%	2/15/2043	AA	1,000	1,114,000
Met Atlanta Rapid Trans Auth	3.25%	7/1/2039	AA+	2,330	2,435,852
Met Pier & Expo Auth–Mccormick Place	4.00%	6/15/2050	BBB	12,500	11,414,875
Met Pier & Expo Auth–Mccormick Place	5.00%	6/15/2057	BBB	3,565	3,499,725
Met Pier & Expo Auth–Mccormick Place	5.50%	6/15/2053	BBB	4,415	4,494,514
Met Pier & Expo Auth–McCormick Place (AGM)	Zero Coupon	6/15/2045	AA	3,145	1,251,050
Met Pier & Expo Auth–McCormick Place (AGM)	Zero Coupon	6/15/2046	AA	1,595	608,668
Met Pier & Expo Auth–McCormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2030	BBB	10,480	7,496,030
Met Pier & Expo Auth–Mccormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2036	BBB	20,000	10,808,400
Met Pier & Expo Auth–McCormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2037	BBB	15,000	7,746,900
Met Pier & Expo Auth–McCormick Place TCRS (BAM)	5.00%	6/15/2053	AA	915	973,459
NY Conv Ctr Dev Corp	5.00%	11/15/2040	Aa3	2,750	3,120,452
NY UDC–PIT	5.00%	3/15/2033	AA+	750	816,248
NYC TFA–Future Tax	4.00%	5/1/2037	AAA	3,000	3,357,720
NYC TFA–Future Tax	4.00%	8/1/2042	Aa1	1,000	1,110,370
NYC TFA–Future Tax	4.00%	5/1/2044	AAA	1,000	1,116,760
NYC TFA–Future Tax	5.00%	2/1/2036	AAA	1,000	1,120,550
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	1,271	881,121
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	2,122	1,322,282
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	2,549	1,413,650
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	2,798	497,177
PR Corp Sales Tax	4.329%	7/1/2040	NR	7,602	7,002,126
PR Corp Sales Tax	4.329%	7/1/2040	NR	8,303	7,647,810
PR Corp Sales Tax	4.536%	7/1/2053	NR	39	35,493
PR Corp Sales Tax	4.55%	7/1/2040	NR	129	122,440
PR Corp Sales Tax	4.75%	7/1/2053	NR	3,940	3,719,990
PR Corp Sales Tax	4.784%	7/1/2058	NR	1,067	1,001,934
PR Corp Sales Tax	5.00%	7/1/2058	NR	18,233	17,776,263
Reno Cap Impt (AGM)	4.00%	6/1/2043	AA	4,725	5,184,081
Reno Cap Impt (AGM)	4.00%	6/1/2046	AA	6,800	7,418,392
San Jose Spl Tax–Conv Ctr	5.50%	5/1/2026	A+	275	287,617

See Notes to Financial Statements.	71

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)
San Jose Spl Tax–Conv Ctr	6.125%	5/1/2031	A+	$4,190	$4,407,461
San Jose Spl Tax–Conv Ctr	6.50%	5/1/2036	A+	530	559,039
Sonoma Marin Area Rail	5.00%	3/1/2028	AA	510	547,786
Yorba Linda Redev Agy	6.00%	9/1/2026	NR	1,145	1,223,650
Yorba Linda Redev Agy	6.50%	9/1/2032	NR	2,250	2,419,965
Total					151,603,772

Tobacco 3.63%
Buckeye Tobacco	Zero Coupon	6/1/2057	NR	19,000	2,111,470
Buckeye Tobacco	3.00%	6/1/2048	BBB+	8,000	7,491,840
Buckeye Tobacco	5.00%	6/1/2055	NR	28,500	25,329,375
Golden St Tobacco	5.00%	6/1/2029	BBB	2,500	2,903,875
Golden St Tobacco	5.00%	6/1/2030	Aa3	500	546,885
Golden St Tobacco	5.00%	6/1/2047	NR	5,000	4,811,500
Golden St Tobacco	5.00%	6/1/2047	NR	8,130	7,823,580
Golden St Tobacco	5.25%	6/1/2047	NR	4,375	4,288,419
MI Tob Settlement	5.125%	6/1/2022	B-	555	555,427
Nassau Co Tobacco	Zero Coupon	6/1/2060	NR	20,000	554,800
Nthrn CA Tobacco	5.50%	6/1/2045	B-	3,000	2,811,840
PA Tob Settlement (AGM)	4.00%	6/1/2039	AA	15,000	16,353,150
Railsplitter Tobacco Settlement Auth	5.00%	6/1/2027	A	3,325	3,952,394
Railsplitter Tobacco Settlement Auth	6.00%	6/1/2028	NR	5,625	5,939,381
San Diego Co Tobacco	5.00%	6/1/2048	BBB-	9,700	9,878,771
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	NR	5,895	5,902,251	(b)
Tobacco Settlement Auth IA	5.50%	6/1/2042	B-	205	200,591
Tobacco Settlement Auth WA	5.25%	6/1/2032	A-	2,000	2,034,680
Tobacco Settlement Fin Corp LA	5.25%	5/15/2035	A-	2,310	2,452,134
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BB+	3,760	3,624,227
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-	3,855	3,791,238
TSASC	5.00%	6/1/2035	A-	1,390	1,523,009
TSASC	5.00%	6/1/2036	A-	620	677,759
TSASC	5.00%	6/1/2048	NR	4,200	3,488,814
Total					119,047,410

Transportation 20.79%
AL Port Auth (AGM)	5.00%	10/1/2036	AA	750	888,083
AL Port Auth AMT (AGM)	5.00%	10/1/2034	AA	2,000	2,360,640
AL Port Auth AMT (AGM)	5.00%	10/1/2035	AA	2,000	2,353,400

72	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)
Atlanta Arpt	5.25%	1/1/2030	Aa3		$635	$651,554
Atlanta Arpt–PFC	5.00%	1/1/2028	AA-		2,000	2,255,520
Atlanta Arpt–PFC	5.00%	1/1/2031	AA-		4,000	4,497,000
Atlanta Arpt AMT	4.00%	7/1/2039	AA-		2,250	2,408,107
Atlanta Arpt AMT	4.00%	7/1/2040	AA-		4,000	4,275,760
Bay Area Toll Auth	3.00%	4/1/2054	AA-		2,500	2,551,475
Bay Area Toll Auth	4.00%	4/1/2049	AA-		4,860	5,262,748
CA Muni Fin–LINXS AMT	4.00%	12/31/2047	BBB-	(d)	14,450	14,911,533
CA Muni Fin Auth–LINXS AMT	5.00%	12/31/2038	BBB-	(d)	5,000	5,396,050
CA Muni Fin Auth–LINXS AMT (AGM)	4.00%	12/31/2047	A2		3,630	3,769,646
CA Muni Fin Auth–LINXS APM Proj AMT	5.00%	12/31/2047	BBB-	(d)	3,500	3,710,945
Canaveral FL Port Auth AMT	5.00%	6/1/2045	A2		4,630	5,449,927
Central TX Mobility Auth	5.00%	1/1/2045	A-		4,500	4,825,215
Central TX Mobility Auth	6.00%	1/1/2041	A-		10,000	10,359,600
Central TX Tpk	3.00%	8/15/2040	A		4,350	4,412,596
Central TX Tpk	5.00%	8/15/2033	A-		5,750	6,029,795
Central TX Tpk	5.00%	8/15/2037	A-		1,000	1,038,970
Charlotte Arpt	5.00%	7/1/2033	AA-		575	597,230
Chicago Midway Arpt	4.00%	1/1/2034	A		1,000	1,074,990
Chicago O’Hare Arpt	4.00%	1/1/2044	A		13,500	14,349,150
Chicago O’Hare Arpt	5.00%	1/1/2035	A		1,040	1,043,328
Chicago O’Hare Arpt	5.00%	1/1/2048	A		1,000	1,147,920
Chicago O’Hare Arpt	5.625%	1/1/2035	A		280	288,246
Chicago O’Hare Arpt–TRIPS AMT	5.00%	7/1/2048	BBB+		2,500	2,678,125
Chicago O’Hare Arpt AMT	5.00%	1/1/2047	A		5,735	6,295,654
Chicago O’Hare Arpt AMT	5.00%	1/1/2048	A		10,000	11,218,100
Chicago O’Hare Arpt AMT	5.00%	1/1/2053	A		10,000	11,241,900
Cleveland Arpt (AGM)	5.00%	1/1/2031	AA		900	1,022,823
CT Airport Auth–Bradley Arpt AMT	4.00%	7/1/2049	A-		3,600	3,814,740
CT Airport Auth–Ground Trans Proj AMT	5.00%	7/1/2049	A-		3,425	3,960,190
Delaware River Port Auth	5.00%	1/1/2029	A+		470	530,414
Delaware River Port Auth	5.00%	1/1/2034	A+		8,000	8,987,840
Denver City & Co Arpt	4.00%	12/1/2043	A		5,000	5,383,800
Denver City & Co Arpt AMT	4.00%	12/1/2043	A		2,565	2,778,203
Denver City & Co Arpt AMT	4.00%	12/1/2048	A		4,255	4,572,040
DFW Arpt	5.00%	11/1/2030	A+		850	927,537
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2032	A		4,200	2,966,880

See Notes to Financial Statements.	73

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2037	A	$7,720	$3,698,575
Eagle Co Arpt AMT	5.00%	5/1/2033	Baa2	2,430	2,713,338
Eagle Co Arpt AMT	5.00%	5/1/2037	Baa2	1,000	1,107,620
Eagle Co Arpt AMT	5.00%	5/1/2041	Baa2	3,000	3,297,780
FL Tpk Auth–Dept Trans	5.00%	7/1/2034	AA	500	522,690
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	A-	5,000	3,265,050
Foothill / Eastern Corridor Toll Rd	3.50%	1/15/2053	A-	12,500	12,748,375
Foothill / Eastern Corridor Toll Rd	5.75%	1/15/2046	A-	875	958,825
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2049	A-	9,000	10,630,800
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2053	A-	8,000	9,449,600
Greater Orlando Aviation AMT	4.00%	10/1/2044	AA-	7,500	7,999,575
Greater Orlando Aviation AMT	4.00%	10/1/2052	A1	7,500	7,837,500
Hampton Roads Trans Commn	5.50%	7/1/2057	Aa2	7,500	9,367,575
Harris Co Toll Rd (The)	4.00%	8/15/2048	Aa2	500	557,435
HI Airport Sys	5.00%	7/1/2034	AA-	3,000	3,022,170
HI Airport Sys AMT	5.00%	7/1/2041	AA-	5,000	5,538,700
HI Airport Sys AMT	5.00%	7/1/2048	AA-	11,905	13,167,525
Houston Arpt–Continental Airlines AMT	6.625%	7/15/2038	BB-	2,500	2,487,500
Kansas City IDA–Kansas City Intl Airport AMT	5.00%	3/1/2054	A	23,835	26,376,049
Lee Co Arpt AMT	5.375%	10/1/2032	A	3,695	3,831,863
Los Angeles Dept Arpts–LAX	5.00%	5/15/2035	AA-	710	712,861
Los Angeles Dept Arpts–LAX AMT	5.00%	5/15/2041	AA	4,000	4,495,240
MA Port Auth AMT	4.00%	7/1/2046	AA	5,465	5,678,791
MA Port Auth AMT	5.00%	7/1/2040	AA	1,500	1,680,540
MA Port Auth AMT	5.00%	7/1/2045	AA	3,315	3,673,119
MD EDC–Ports America Chesapeake AMT	5.00%	6/1/2044	Baa3	375	400,736
MD EDC–Ports America Chesapeake AMT	5.00%	6/1/2049	Baa3	750	795,443
MD Trans–Baltimore Intl Arpt AMT	3.00%	6/1/2036	A+	7,310	7,227,251
Met Airpt Auth–Dulles Metrorail	4.00%	10/1/2053	A-	6,850	6,935,077
Met DC Arpt	5.00%	10/1/2035	AA-	255	259,970
Met DC Arpt AMT	5.00%	10/1/2027	AA-	3,250	3,654,300
Met DC Arpt AMT	5.00%	10/1/2028	AA-	2,000	2,201,120
Met DC Arpt AMT	5.00%	10/1/2035	AA-	4,525	5,182,120
Met Nashville Arpt Auth	4.00%	7/1/2049	A2	18,400	19,847,712
Met Nashville Arpt Auth AMT	4.00%	7/1/2054	A2	3,000	3,220,470
Met Nashville Arpt Auth AMT	5.00%	7/1/2049	A2	5,000	5,877,500
Miami Dade Co–Rickenbacker Cswy	5.00%	10/1/2029	A-	500	541,030	(b)

74	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)
Miami Dade Co–Rickenbacker Cswy	5.00%	10/1/2030	A-		$550	$592,845	(b)
Miami Dade Co–Rickenbacker Cswy	5.00%	10/1/2032	A-		1,160	1,243,439	(b)
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2028	A		4,435	4,908,303
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2029	A		2,500	2,763,425
Miami Dade Co Expwy Auth	5.00%	7/1/2027	A		160	182,944
Miami Dade Co Expwy Auth	5.00%	7/1/2028	A		515	587,481
Mid Bay Bridge Auth	7.25%	10/1/2034	AAA	(d)	5,900	6,400,438
Minneapolis / St Paul Met Arpts	5.00%	1/1/2027	A+		575	640,004
Minneapolis / St Paul Met Arpts	5.00%	1/1/2031	A+		2,000	2,224,560
MTA NY	4.00%	11/15/2046	A1		4,000	4,067,680
MTA NY	5.00%	11/15/2030	A1		5,095	5,405,795
NC Tpk Auth–Triangle Exprs	4.00%	1/1/2055	AA		4,000	4,110,600
NC Tpk Auth–Triangle Exprs	5.00%	1/1/2032	BBB		1,350	1,512,378
NC Tpk Auth–Triangle Exprs (AGM)	4.00%	1/1/2037	AA		14,255	15,196,828
NC Tpk Auth–Triangle Exprs (AGM)	4.00%	1/1/2038	AA		1,000	1,062,160
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2025	A3		2,750	3,053,600
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2026	A3		1,000	1,108,380
NJ Tpk Auth	4.00%	1/1/2043	NR		5,555	6,118,277
North TX Twy Auth	5.00%	1/1/2031	A		250	278,455
North TX Twy Auth	5.00%	1/1/2040	A+		4,350	4,743,327
North TX Twy Auth	5.00%	1/1/2048	A		5,000	5,795,400
NY Trans Dev Corp–Delta AMT	4.00%	1/1/2036	Baa3		3,100	2,945,031
NY Trans Dev Corp–Delta AMT	5.00%	1/1/2029	Baa3		2,000	2,002,400
NY Trans Dev Corp–Delta AMT	5.00%	1/1/2033	Baa3		12,450	12,310,435
NY Trans Dev Corp–Delta AMT	5.00%	1/1/2034	Baa3		3,855	3,805,695
NY Trans Dev Corp–Delta AMT	5.00%	1/1/2036	Baa3		2,250	2,201,850
NY Trans Dev Corp–LaGuardia Airport AMT	4.00%	7/1/2041	Baa3		2,330	2,238,012
NY Trans Dev Corp–LaGuardia Airport AMT	4.00%	7/1/2046	Baa3		1,340	1,278,856
NY Trans Dev Corp–LaGuardia Airport AMT	5.00%	7/1/2046	Baa3		4,850	4,923,526
NY Trans Dev Corp–LaGuardia Airport AMT	5.25%	1/1/2050	Baa3		14,210	14,623,795
NY Twy Auth (AGM)	4.00%	1/1/2051	AA		2,725	2,895,939
Osceola Parkway	4.00%	10/1/2054	BBB+		9,300	10,276,407
PA Tpk Commn	4.00%	12/1/2038	A3		3,425	3,729,996
PA Tpk Commn	4.00%	12/1/2049	A3		3,500	3,805,200
PA Tpk Commn	5.00%	6/1/2029	A3		9,000	10,547,910
PA Tpk Commn	5.00%	12/1/2039	A+		750	852,503
PA Tpk Commn	5.00%	12/1/2044	A3		2,500	3,044,100

See Notes to Financial Statements.	75

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
Philadelphia Airport AMT	5.00%	7/1/2042	A	$4,440	$5,067,017
Phoenix Arpt AMT	4.00%	7/1/2037	A+	8,000	8,626,320
Phoenix Arpt AMT	4.00%	7/1/2038	A+	5,960	6,402,292
Phoenix Arpt AMT	4.00%	7/1/2044	A+	2,000	2,122,900
Port Auth NY & NJ	4.00%	9/1/2043	AA-	2,000	2,201,080
Port Auth NY & NJ	5.25%	10/15/2055	AA-	3,675	4,207,066
Port Auth NY & NJ–JFK IAT CR (AGM)	6.00%	12/1/2042	AA	1,875	1,928,081
Port Auth NY & NJ AMT	4.00%	11/1/2059	AA-	3,030	3,235,767
Port Oakland AMT	5.00%	5/1/2028	A+	2,350	2,434,647
Port of Portland–Portland Intl Arpt AMT	5.00%	7/1/2039	AA-	2,000	2,211,120
PR Hwy & Trans Auth(c)	4.00%	7/1/2017	NR	240	110,400
PR Hwy & Trans Auth (AGM)	5.25%	7/1/2032	AA	2,000	2,131,640
PR Hwy & Trans Auth (AGM)	5.50%	7/1/2025	AA	2,000	2,147,220
Sacramento Co Arpt	5.00%	7/1/2041	A	8,000	9,187,440
San Antonio Arpt AMT	5.00%	7/1/2045	A+	8,435	9,492,918
San Diego Arpt AMT	4.00%	7/1/2044	A	800	854,440
San Francisco Arpt AMT	4.00%	5/1/2049	A+	1,500	1,584,870
San Francisco Arpt AMT	5.00%	5/1/2025	A+	5,000	5,171,900
San Francisco Arpt AMT	5.25%	5/1/2033	A+	7,000	7,662,690
San Joaquin Hills Trsp Corridor	5.00%	1/15/2050	A-	11,250	11,915,887
San Jose Arpt	5.00%	3/1/2047	A	750	866,333
San Jose Arpt AMT	5.00%	3/1/2047	A	2,800	3,117,772
San Jose Arpt AMT	6.25%	3/1/2034	A	5,000	5,180,250
SC St Port Auth AMT	5.00%	7/1/2044	A+	5,000	5,914,800
Triborough Brdg & Tunl Auth	5.00%	11/15/2042	AA-	1,640	1,955,815
TX Surface Trans Corp–NTE Seg 3C AMT	5.00%	6/30/2058	Baa3	25,185	27,013,179
TX Trans Comm–Hwy 249	Zero Coupon	8/1/2040	Baa3	2,150	854,453
TX Trans Comm–Hwy 249	Zero Coupon	8/1/2042	Baa3	2,500	887,875
TX Trans Comm–Hwy 249	Zero Coupon	8/1/2046	Baa3	1,000	286,000
TX Trans Comm–Hwy 249	5.00%	8/1/2057	Baa3	2,625	2,784,127
VA Small Bus Fing–95 Express Lanes AMT	5.00%	7/1/2034	BBB	1,525	1,537,551
VA Small Bus Fing–Elizabeth River AMT	5.25%	1/1/2032	BBB	6,100	6,196,319
VA Small Bus Fing–Elizabeth River AMT	6.00%	1/1/2037	BBB	1,230	1,268,118
Wayne Co Arpt AMT	5.00%	12/1/2039	A1	1,700	1,870,068
Wayne Co Arpt AMT	5.00%	12/1/2042	A1	1,200	1,368,696
WV Parkways Auth	4.00%	6/1/2047	AA-	5,235	5,806,453
Total					682,330,977

76	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities 10.94%
Adelanto Util Sys (AGM)	5.00%	7/1/2039	AA	$1,500	$1,807,890
Baltimore Wastewater	5.00%	7/1/2039	AA-	4,750	5,387,782
Baltimore Water	4.00%	7/1/2049	AA-	5,850	6,494,962
Baltimore Water	5.00%	7/1/2032	A+	2,435	2,790,096
Baltimore Water	5.00%	7/1/2046	A+	10,000	11,508,700
Burke Co Dev–Oglethorpe Power	4.125%	11/1/2045	BBB+	2,555	2,740,519
CA Poll Ctl–Poseidon Res†	5.00%	7/1/2039	Baa3	2,200	2,210,670
CA Poll Ctl–Poseidon Res†	5.00%	11/21/2045	Baa3	2,750	2,710,730
Campbell Co Solid Wste–Basin Elec	3.625%	7/15/2039	A	11,270	11,361,850
Casitas Muni Water Dist (BAM)	5.25%	9/1/2047	AA	500	598,675
Central Plains–Goldman Sachs	5.00%	9/1/2032	A3	5,525	5,923,076
Central Plains–Goldman Sachs	5.00%	9/1/2042	BBB+	11,040	13,282,776
Central Plains–Goldman Sachs	5.25%	9/1/2037	A3	9,025	9,728,228
Chicago Water	5.00%	11/1/2029	A	4,560	5,580,528
Chicago Water	5.00%	11/1/2036	A	1,775	2,108,753
Chicago Water	5.00%	11/1/2039	A	3,455	3,837,710
Chicago Water (AGM)	5.00%	11/1/2036	AA	3,000	3,568,710
Chicago Water (AGM)	5.00%	11/1/2037	AA	2,500	2,951,650
Chula Vista IDR–San Diego G & E Rmkt	5.875%	1/1/2034	A	2,125	2,132,820
CO Public Auth–ML	6.50%	11/15/2038	A2	4,270	6,059,899
Compton Water	6.00%	8/1/2039	NR	5,500	5,516,445
DE EDA–NRG Energy	5.375%	10/1/2045	Baa2	9,000	9,052,740
Detroit Sewer	5.00%	7/1/2034	A+	1,980	2,273,555
El Dorado Irrigation Dist (AGM)	5.00%	3/1/2034	AA	4,000	4,545,840
GA Muni Elec Auth–MEAG	4.00%	1/1/2049	BBB+	5,000	5,049,650
GA Muni Elec Auth–MEAG	5.00%	1/1/2048	BBB+	5,000	5,377,400
GA Muni Elec Auth–MEAG	5.00%	1/1/2056	A	2,200	2,422,574
GA Muni Elec Auth–MEAG	5.00%	1/1/2059	BBB+	2,000	2,137,440
Gainesville Utility	5.25%	10/1/2034	AA-	150	152,769
HI Dept Budget–Hawaiian Electric	3.20%	7/1/2039	Baa2	16,590	16,427,252
HI Dept Budget–Hawaiian Electric AMT	3.10%	5/1/2026	Baa2	6,235	6,343,364
Jefferson Co Sewer	Zero Coupon	10/1/2039	BBB	350	330,908
Jefferson Co Sewer	6.50%	10/1/2053	BBB	2,000	2,326,980
Jefferson Co Sewer (AGM)	Zero Coupon	10/1/2026	AA	1,000	819,020
Jefferson Co Sewer (AGM)	Zero Coupon	10/1/2027	AA	4,875	3,736,883
Jefferson Co Sewer (AGM)	5.50%	10/1/2053	AA	3,555	3,988,355
KY Muni Pwr–Prairie State Proj	4.00%	9/1/2045	Baa1	8,605	9,032,324

See Notes to Financial Statements.	77

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%		9/1/2035	Baa1		$5,000	$5,936,450
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%		9/1/2036	Baa1		5,000	5,915,750
Long Beach Nat Gas–ML	5.50%		11/15/2037	A2		7,220	9,269,469
Louisville/Jeff CO Met Swr Dist	3.25%		5/15/2046	Aa3		2,450	2,523,696
Louisville/Jeff Co Met Swr Dist	5.00%		5/15/2028	AA		9,710	10,300,077
Lower Colo Riv Auth–Transmn Contract	5.00%		5/15/2040	A		2,970	3,388,414
Maricopa Co Poll Cntrl–El Paso Elec	3.60%		2/1/2040	BBB		5,085	5,234,906
Maricopa Co Poll Cntrl–El Paso Elec	3.60%		4/1/2040	BBB		3,260	3,355,583
New Orleans Water	5.00%		12/1/2034	A-		1,000	1,146,870
NJ EDA–Nat Gas AMT	3.00%		8/1/2041	A1		5,000	5,092,250
Norfolk Water	5.25%		11/1/2028	AA+		1,000	1,211,370
North Sumter Co Util Dep Dist	5.00%		10/1/2032	A-		5,400	5,636,790
North Sumter Co Util Dep Dist	5.375%		10/1/2030	AA-		5,240	5,348,416
NYC Muni Water	5.00%		6/15/2036	AA+		500	566,630
Omaha Pub Pwr Dist	5.25%		2/1/2042	A+		4,000	4,667,640
Paducah Electric (AGM)	5.00%		10/1/2033	AA		1,000	1,199,010
Paducah Electric (AGM)	5.00%		10/1/2034	AA		1,000	1,193,930
Paducah Electric (AGM)	5.00%		10/1/2035	AA		1,000	1,189,330
Philadelphia Gas Works	5.00%		8/1/2029	A		2,000	2,330,380
Philadelphia Gas Works	5.00%		8/1/2030	A		1,500	1,741,980
Philadelphia Water & Wastewater	5.00%		7/1/2030	A+		3,355	3,868,684
Philadelphia Water & Wastewater	5.25%		10/1/2052	A+		6,610	7,852,085
PR Aqueduct & Swr Auth	5.25%		7/1/2042	Ca		3,240	3,086,100
PR Aqueduct & Swr Auth	5.75%		7/1/2037	Ca		3,080	3,026,100
PR Elec Pwr Auth(c)	1.979% (3 Mo. LIBOR * .67 + .70%	)#	7/1/2031	D	(d)	4,000	2,580,000	(b)
PR Elec Pwr Auth(c)	5.00%		7/1/2028	D	(d)	270	191,700
PR Elec Pwr Auth(c)	5.25%		7/1/2028	D	(d)	880	627,000
PR Elec Pwr Auth (AGC)	4.25%		7/1/2027	AA		280	280,008
Prichard Wtr & Swr	4.00%		11/1/2044	BBB+		1,530	1,625,870
Prichard Wtr & Swr	4.00%		11/1/2049	BBB+		3,890	4,100,877
Salt Verde Fin Corp–Citi	5.00%		12/1/2032	A3		3,465	4,035,928
Salt Verde Fin Corp–Citi	5.00%		12/1/2037	A3		14,795	17,448,039
Salt Verde Fin Corp–Citi	5.25%		12/1/2027	A3		3,685	4,291,440
Southern CA Pub Pwr Auth–Goldman Sachs	2.651% (3 Mo. LIBOR * .67 + 1.47%	)#	11/1/2038	A3		3,090	2,888,965	(b)
Southern CA Pub Pwr Auth–Goldman Sachs	5.00%		11/1/2033	A3		1,490	1,785,333

78	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2020

Investments		Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)
TEAC–Goldman Sachs		5.625%	9/1/2026	BBB	(d)	$3,000	$3,426,390
Texas Water Dev Brd		4.00%	10/15/2037	AAA		7,760	9,046,142
Trimble Env Facs–Louisville Gas & Elec		3.75%	6/1/2033	A1		12,500	13,533,250
TX Muni Gas Acq & Supply–Macquarie		5.00%	12/15/2025	A3		950	994,546
TX Muni Gas Acq & Supply–Macquarie		5.00%	12/15/2028	A3		4,445	4,628,267
TX Muni Gas Acq & Supply–Macquarie		5.00%	12/15/2029	A3		9,965	10,352,041
Total							359,237,229
Total Municipal Bonds (cost $3,136,749,484)							3,195,162,623

	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date

SHORT-TERM INVESTMENTS 0.89%

Variable Rate Demand Notes 0.89%

General Obligation 0.39%
CA State GO	0.75%	4/1/2020	5/1/2034	AAA		660	660,000
NYC GO	0.85%	4/1/2020	12/1/2047	Aa1		12,055	12,055,000
Total							12,715,000

Transportation 0.15%
Triborough Brdg & Tunl Auth	0.71%	4/1/2020	1/1/2032	Aa1		4,900	4,900,000

Utilities 0.35%
Appling Co Dev–GA Power	1.02%	4/1/2020	9/1/2041	A-		6,200	6,200,000
NYC Muni Water	0.72%	4/1/2020	6/15/2049	AA+		3,600	3,600,000
NYC Muni Water	1.10%	4/1/2020	6/15/2045	AAA		1,800	1,800,000
Total							11,600,000
Total Short-Term Investments (cost $29,215,000)							29,215,000
Total Investments in Securities 98.23% (cost $3,165,964,484)							3,224,377,623
Cash and Other Assets in Excess of Liabilities(g) 1.77%							58,155,131
Net Assets 100.00%							$3,282,532,754

See Notes to Financial Statements.	79

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2020

AGC	Insured by–Assured Guarantee Corporation.
AGM	Insured by–Assured Guaranty Municipal Corporation.
AMBAC	Insured by–AMBAC Assurance Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
COP	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuates based on CPI.
FGIC	Insured by–Financial Guaranty Insurance Company.
FNMA	Federal National Mortgage Association.
GTD	Guaranteed.
LIBOR	London Interbank Offered Rate.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NPFGC	Insured by–National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by–Securities Industry and Financial Markets Association.
TCRS	Transferable Custodial Receipt.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2020, the total value of Rule 144A securities was $90,395,398, which represents 2.75% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2020.
~	Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Defaulted (non-income producing security).
(d)	This investment has been rated by Fitch IBCA.
(e)	Securities purchased on a when-issued basis (See Note 2(g)).
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(g)	Cash and other assets in excess of liabilities include net unrealized depreciation on financial futures contracts, as follows:

Open Futures Contracts at March 31, 2020:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	June 2020	440	Short	$(73,489,605)	$(78,787,500)	$(5,297,895)

80	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

NATIONAL TAX FREE FUND March 31, 2020

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$–	$202,957,677	$10,563,852	$213,521,529
Education	–	135,982,292	7,556,579	143,538,871
General Obligation	–	429,218,634	5,112,150	434,330,784
Health Care	–	555,684,304	4,502,594	560,186,898
Lease Obligations	–	210,773,439	247,520	211,020,959
Other Revenue	–	128,653,563	5,481,275	134,134,838
Special Tax	–	64,458,459	550,000	65,008,459
Tax Revenue	–	149,630,450	1,973,322	151,603,772
Tobacco	–	113,145,159	5,902,251	119,047,410
Transportation	–	679,953,663	2,377,314	682,330,977
Utilities	–	353,768,264	5,468,965	359,237,229
Remaining Industries	–	121,200,897	–	121,200,897
Short-Term Investments
Variable Rate Demand Notes	–	29,215,000	–	29,215,000
Total	$–	$3,174,641,801	$49,735,822	$3,224,377,623
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(5,297,895)	–	–	(5,297,895)
Total	$(5,297,895)	$–	$–	$(5,297,895)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2019	$5,688,873
Accrued Discounts (Premiums)	(85,649)
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	(2,707,737)
Purchases	11,808,912
Sales	–
Transfers into Level 3	37,080,775
Transfers out of Level 3	(2,049,352)
Balance as of March 31, 2020	$49,735,822
Change in unrealized appreciation/depreciation for the period ended March 31, 2020, related to Level 3 investments held at March 31, 2020	$(2,707,737)

See Notes to Financial Statements.	81

Schedule of Investments (unaudited)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.21%

Corporate-Backed 12.65%
Allegheny Co IDA–US Steel	4.875%		11/1/2024	B-	$1,800	$1,630,422
Allegheny Co IDA–US Steel	5.125%		5/1/2030	B-	6,500	5,870,280
Allegheny Co IDA–US Steel	6.55%		12/1/2027	B-	1,115	1,008,819
AR DFA–Big River Steel AMT†	4.50%		9/1/2049	B	40,000	36,020,000
Beauregard Parish–Office Max	6.80%		2/1/2027	B1	5,000	4,737,850
Brooklyn Arena LDC–Barclays Ctr	Zero Coupon		7/15/2044	Ba1	2,000	557,460
Build NYC Res Corp–Pratt Paper AMT†	5.00%		1/1/2035	NR	1,450	1,484,945
Downtown Doral CDD†	4.75%		12/15/2038	NR	625	621,363	(a)
Downtown Doral CDD†	5.00%		12/15/2048	NR	1,500	1,489,335	(a)
FL DFC–Waste Pro AMT†	5.00%		5/1/2029	NR	3,300	3,329,238
Fort Bend IDC–NRG Energy	4.75%		11/1/2042	Baa2	3,590	3,696,479
Greater Orlando Aviation–Jet Blue AMT	5.00%		11/15/2036	NR	2,000	1,944,900
Hoover IDA–US Steel AMT	5.75%		10/1/2049	B-	15,400	13,827,968
Houston Arpt–United Airlines AMT	5.00%		7/15/2028	BB-	3,000	2,989,710
IA Fin Auth–Iowa Fertilizer Co	5.25%		12/1/2025	BB-	19,910	20,380,871
MD EDC–Chesapeake Bay Hyatt(b)	5.00%		12/1/2016	NR	3,430	2,383,850
Mission Econ Dev Corp–Natgasoline AMT†	4.625%		10/1/2031	BB-	10,000	10,233,800
NH National Fin Auth–Covanta AMT†	4.875%		11/1/2042	B1	12,000	11,958,840
NH National Fin Auth–Hsg Sec	4.125%		1/20/2034	NR	4,989	5,283,094
Niagara Area Dev Corp–Covanta†	3.50%		11/1/2024	B1	2,500	2,415,575
Niagara Area Dev Corp–Covanta AMT†	4.75%		11/1/2042	B1	10,500	10,285,905
NJ EDA–Continental Airlines AMT	5.125%		9/15/2023	BB-	5,125	5,125,000
NJ EDA–Continental Airlines AMT	5.25%		9/15/2029	BB-	4,960	4,935,200
NJ EDA–Continental Airlines AMT	5.50%		4/1/2028	BB-	5,965	5,944,540
NJ EDA–Continental Airlines AMT	5.50%		6/1/2033	BB-	1,885	1,866,150
NJ EDA–Continental Airlines AMT	5.625%		11/15/2030	BB-	2,600	2,587,026
NY Env Facs–Casella Waste AMT†	3.125%	#(c)	12/1/2044	B	2,000	1,891,520
NY Liberty Dev Corp–3 WTC†	5.00%		11/15/2044	NR	31,975	32,473,490
NY Trans Dev Corp–American Airlines AMT	5.00%		8/1/2031	B	19,500	19,448,520
NYC IDA–TRIPS AMT	5.00%		7/1/2028	BBB+	6,135	6,346,964
OH Air Dev Auth–AEP	2.40%	#(c)	12/1/2038	BBB+	1,670	1,542,479
OH Air Dev Auth–OVEC	3.25%		9/1/2029	Ba1	8,500	7,821,870
OH Air Quality–AMG Vanadium AMT†	5.00%		7/1/2049	B	34,790	34,522,813
OH Air Quality–Pratt Paper AMT†	4.25%		1/15/2038	NR	1,250	1,151,387
OH Air Quality–Pratt Paper AMT†	4.50%		1/15/2048	NR	18,510	16,945,350
PA EDA–Covanta AMT†	3.25%		8/1/2039	B-	6,980	5,551,334

82	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Corporate-Backed (continued)
PA EDA–National Gypsum AMT	5.50%		11/1/2044	NR	$1,000	$978,850	(a)
PA EDA–US Airways	8.00%		5/1/2029	B1	2,460	2,460,000	(a)
Port Beaumont Nav Dis–Jefferson Rail AMT†	3.625%		1/1/2035	NR	4,765	4,033,525
Port Beaumont Nav Dis–Jefferson Rail AMT†	4.00%		1/1/2050	NR	15,090	11,738,058
Rumford Solid Waste–Office Max AMT	6.875%		10/1/2026	B1	1,500	1,420,575
Tuscaloosa IDA–Hunt Refining†	4.50%		5/1/2032	NR	2,500	2,387,575
Tuscaloosa IDA–Hunt Refining†	5.25%		5/1/2044	NR	36,165	35,009,890
VA Small Bus Fing–Covanta AMT†	5.00%	#(c)	1/1/2048	B-	3,150	3,158,190
Valparaiso Facs–Pratt Paper AMT	5.875%		1/1/2024	NR	835	849,654
Valparaiso Facs–Pratt Paper AMT	7.00%		1/1/2044	NR	4,000	4,159,120
West Pace Coop Dist(b)	9.125%		5/1/2039	NR	13,770	7,986,600	(a)
WI PFA–American Dream†	6.75%		12/1/2042	NR	1,000	989,600
WI PFA–Celanese AMT	4.30%		11/1/2030	BBB	4,215	3,974,703
WI PFA–Celanese AMT	5.00%		12/1/2025	BBB	1,950	1,982,545
WI PFA–Natl Gypsum AMT	5.25%		4/1/2030	NR	2,500	2,557,000
WI PFA–TRIPS AMT	5.00%		7/1/2042	BBB+	8,000	8,094,240
Total						382,084,472

Education 5.85%
AZ IDA–Academy of Math & Science†	5.625%		7/1/2048	BB	2,235	2,297,222
AZ IDA–Academy of Math & Science†	5.75%		7/1/2053	BB	3,000	3,087,450
AZ IDA–American Charter Sch†	5.00%		7/1/2022	BB+	1,880	1,896,563
AZ IDA–Equitable School Fund	4.00%		11/1/2049	A	1,345	1,394,039
AZ IDA–Odyssey Prep†	5.00%		7/1/2049	BB-	2,000	1,703,760
AZ IDA–Odyssey Prep†	5.00%		7/1/2054	BB-	5,000	4,188,200
CA Muni Fin–Julian Chtr Sch†	5.625%		3/1/2045	B+	11,500	10,720,875
CA Muni Fin–William Jessup U	5.00%		8/1/2039	NR	2,000	2,041,740
CA Muni Fin–William Jessup U	5.00%		8/1/2048	NR	6,350	6,391,910
Cap Trust Ed–Advantage Charter Scho	5.00%		12/15/2049	Baa3	1,000	1,051,230
Cap Trust Ed–Advantage Charter Scho	5.00%		12/15/2054	Baa3	705	737,070
Cap Trust Ed–Renaissance Charter†	5.00%		6/15/2039	NR	1,950	1,852,851
Cap Trust Ed–Renaissance Charter†	5.00%		6/15/2049	NR	9,815	9,064,741
Chicago Brd Ed	5.00%		12/1/2044	BB-	1,000	989,290
Clifton Higher Ed–Intl Ldrshp Sch	5.75%		8/15/2045	NR	6,500	6,829,615
Columbus-Franklin Co–Ohio Dominican U	6.50%		3/1/2048	NR	7,000	7,105,490
Columbus-Franklin Co–Ohio Dominican U	6.50%		3/1/2053	NR	3,000	3,026,520
CT Hlth & Ed–Connecticut State Univ	3.00%		11/1/2035	A1	3,100	3,206,206
CT Hlth & Ed–Univ of Hartford	4.00%		7/1/2044	BBB-	3,605	3,429,581	(a)

See Notes to Financial Statements.	83

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education (continued)
CT Hlth & Ed–Univ of Hartford	4.00%	7/1/2049	BBB-		$1,750	$1,636,022
Dutchess Co LDC–Anderson Ctr	6.00%	10/1/2030	BB+		1,340	1,351,417
FL HI Ed–Jacksonville Univ†	5.00%	6/1/2048	NR		6,400	6,138,368
FL HI Ed–Jacksonville Univ†	5.00%	6/1/2053	NR		6,500	6,167,395	(a)
FL Hi Ed–Saint Leo Univ	5.00%	3/1/2039	BBB-		2,250	2,435,940
FL Hi Ed–Saint Leo Univ	5.00%	3/1/2049	BBB-		4,480	4,767,706
Frederick Co Ed–Mount St Mary’s Univ†	5.00%	9/1/2037	BB+		1,500	1,503,585
Frederick Co Ed–Mount St Mary’s Univ†	5.00%	9/1/2045	BB+		9,645	9,400,789
Glenville Clg	5.25%	6/1/2047	NR		4,050	3,788,815
IL Fin Auth–IL Inst of Tech	4.00%	9/1/2041	Baa3		2,965	2,849,543	(a)
IL Fin Auth–IL Inst of Tech	5.00%	9/1/2038	Baa3		2,885	3,126,561	(a)
IL Fin Auth–IL Inst of Tech	5.00%	9/1/2040	Baa3		1,500	1,619,115	(a)
Marietta Dev Auth–Life Univ†	5.00%	11/1/2037	Ba3		5,250	5,279,400
Marietta Dev Auth–Life Univ†	5.00%	11/1/2047	Ba3		7,500	7,302,675
Nashville Hlth & Ed–Lipscomb U	5.25%	10/1/2058	BBB		3,400	3,729,664
NV Dept of Bus & Ind–Somerset†	5.00%	12/15/2048	BB		1,500	1,550,970	(a)
NY Dorm–Touro Clg	5.25%	1/1/2034	BBB-	(d)	2,955	3,149,262
OK DFA–Oklahoma City Univ	5.00%	8/1/2049	BBB-		5,000	5,386,250
Phoenix IDA–Basis Schs†	5.00%	7/1/2045	BB		2,500	2,323,850
Phoenix IDA–Basis Schs†	5.00%	7/1/2047	BB		1,325	1,224,870
Phoenix IDA–Basis Schs†	5.00%	7/1/2051	BB		3,080	2,816,937
Tuscarawas Co Eco Dev–Ashland Univ	6.00%	3/1/2045	NR		5,000	5,029,200
Univ of Illinois (AGM)	4.00%	4/1/2037	AA		5,745	6,441,696
WI PFA–MN Clg of Osteopatic Med†	5.50%	12/1/2048	NR		82	82,164	(a)
WI PFA–Roseman University†	5.00%	4/1/2040	BB		1,175	1,182,356
WI PFA–Roseman University†	5.00%	4/1/2050	BB		1,800	1,769,778
WI PFA–Ultimate Medical Academy†	5.00%	10/1/2034	BB		3,750	4,328,475	(a)
WI PFA–Ultimate Medical Academy†	5.00%	10/1/2039	BB		3,250	3,696,842	(a)
WI PFA–Wingate Univ	5.25%	10/1/2043	BBB		2,000	2,195,000
WI PFA–Wingate Univ	5.25%	10/1/2048	BBB		3,000	3,271,860
Total						176,560,858

Financial Services 0.21%
MA Ed Fin Auth AMT	4.125%	7/1/2046	BBB		5,915	6,321,420

General Obligation 8.55%
Academical Village CCD	3.625%	5/1/2040	NR		2,320	2,015,755
Academical Village CCD	4.00%	5/1/2051	NR		3,000	2,598,120

84	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
American Samoa GO	6.625%	9/1/2035	Ba3	$2,100	$2,368,485	(a)
American Samoa GO†	7.125%	9/1/2038	Ba3	4,520	5,393,219	(a)
Bellwood GO	5.875%	12/1/2027	A	3,000	3,339,960
Bellwood GO	6.15%	12/1/2032	A	2,770	3,102,178
Chicago Brd Ed	5.00%	12/1/2029	BB-	5,000	5,138,250
Chicago Brd Ed	5.00%	12/1/2030	BB-	5,170	5,300,646
Chicago Brd Ed	5.00%	12/1/2031	BB-	2,500	2,557,675
Chicago Brd Ed	5.00%	12/1/2031	BB-	4,040	4,048,282
Chicago Brd Ed	5.00%	12/1/2032	BB-	2,000	2,042,120
Chicago Brd Ed	5.00%	12/1/2033	BB-	1,500	1,528,740
Chicago Brd Ed	5.00%	12/1/2034	BB-	700	711,466
Chicago Brd Ed	5.00%	12/1/2035	BB-	750	759,945
Chicago Brd Ed	5.00%	12/1/2042	BB-	10,950	10,919,121
Chicago Brd Ed	5.25%	12/1/2035	BB-	7,165	7,294,830
Chicago Brd Ed	5.25%	12/1/2039	BB-	8,375	8,478,012
Chicago Brd Ed	5.25%	12/1/2041	BB-	16,315	16,350,404
Chicago Brd Ed	6.50%	12/1/2046	BB-	4,900	5,304,691
Chicago Brd Ed†	6.75%	12/1/2030	BB-	1,000	1,102,830
Chicago Brd Ed	7.00%	12/1/2044	BB-	2,180	2,395,253
Chicago Brd Ed†	7.00%	12/1/2046	BB-	6,560	7,359,598
Chicago GO	5.00%	1/1/2029	BBB+	1,750	1,818,180
Chicago GO	5.00%	1/1/2031	BBB+	1,300	1,347,983
Chicago GO	5.00%	1/1/2038	BBB+	2,800	2,830,044
Chicago GO	5.25%	1/1/2028	BBB+	2,630	2,705,981
Chicago GO	5.25%	1/1/2032	BBB+	3,050	3,121,736
Chicago GO	5.50%	1/1/2033	BBB+	3,305	3,445,297
Chicago GO	5.50%	1/1/2037	BBB+	1,000	1,036,320
Chicago GO	5.50%	1/1/2042	BBB+	250	257,443
Chicago GO	6.00%	1/1/2038	BBB+	17,835	19,179,046
Chicago O’Hare Arpt AMT	5.00%	1/1/2052	A	5,000	5,465,950
Coralville GO	4.45%	5/1/2037	BB+	5,000	5,083,950	(a)
Coralville GO	4.50%	6/1/2032	BB+	4,000	4,175,720	(a)
Eaton Area Pk & Rec Dist	5.25%	12/1/2034	NR	1,250	1,269,450
Eaton Area Pk & Rec Dist	5.50%	12/1/2030	NR	710	730,107
Essex Co Impt Auth–Covanta AMT†	5.25%	7/1/2045	Ba3	5,000	5,023,350
IL State GO	3.50%	6/1/2029	BBB-	3,970	3,700,238
IL State GO	4.00%	1/1/2026	BBB-	2,790	2,791,004

See Notes to Financial Statements.	85

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)
IL State GO	4.00%		6/1/2037	BBB-		$7,040	$6,511,930
IL State GO	4.50%		11/1/2039	BBB-		1,100	1,068,892
IL State GO	6.00%		5/1/2026	BBB-		10,000	11,077,100
International Center Met Dist	5.875%		12/1/2046	NR		6,500	5,859,295
ME Fin Auth–Casella Waste AMT†	4.375%	#(c)	8/1/2035	B		1,250	1,284,325
MI Strategic Fund–I-75 AMT (AGM)	4.25%		12/31/2038	AA		2,000	2,237,060
New Haven GO	5.50%		8/1/2033	BBB+		1,000	1,145,740
New Haven GO	5.50%		8/1/2035	BBB+		660	751,476
New Haven GO	5.50%		8/1/2037	BBB+		1,280	1,448,986
NJ Trans Trust Fund	Zero Coupon		12/15/2029	BBB+		8,730	6,489,533
PR Comwlth GO(b)	4.00%		7/1/2020	Ca		1,175	718,219
PR Comwlth GO(b)	5.00%		7/1/2020	Ca		11,695	7,353,231
PR Comwlth GO(b)	5.00%		7/1/2023	Ca		2,710	1,849,575
PR Comwlth GO(b)	5.00%		7/1/2041	Ca		9,040	5,514,400
PR Comwlth GO(b)	5.625%		7/1/2032	Ca		4,775	3,211,188
PR Comwlth GO TCRS (AMBAC)	4.50%		7/1/2023	Ca		1,775	1,775,710
Scranton GO†	5.00%		9/1/2028	BB+		500	578,045	(a)
Scranton GO†	5.00%		9/1/2029	BB+		1,000	1,152,950	(a)
Scranton GO	5.00%		11/15/2032	BB+		5,830	6,336,452
WI PFA–American Dream†	7.00%		12/1/2050	NR		28,050	27,873,565
Total							258,329,051

Health Care 26.41%
Alachua Co Hlth–East Ridge Ret Vlg	6.25%		11/15/2044	B-	(d)	3,150	2,532,065
Alachua Co Hlth–East Ridge Ret Vlg	6.375%		11/15/2049	B-	(d)	1,375	1,106,036
Antelope Valley Hlth	5.00%		3/1/2041	Ba3		4,000	4,066,360
Antelope Valley Hlth	5.00%		3/1/2046	Ba3		3,300	3,361,512
Antelope Valley Hlth	5.25%		3/1/2036	Ba3		1,000	1,009,590
Atlanta Dev Auth–Georgia Proton	6.75%		1/1/2035	NR		1,500	1,604,745	(a)
Atlanta Dev Auth–Georgia Proton	7.00%		1/1/2040	NR		13,000	13,965,510	(a)
Berks Co IDA–Tower Hlth	5.00%	#(c)	2/1/2040	BBB+		3,285	3,666,947
Blaine Sr Hsg & Hlthcare–Crest View	6.125%		7/1/2050	NR		5,000	4,191,800
Botetourt Co–Glebe	6.00%		7/1/2044	NR		6,485	6,674,881
CA Fin Auth–Standord Hlth(e)	4.00%		8/15/2050	AA-		4,000	4,404,360
CA Stwde–Daughters of Charity	5.50%		7/1/2039	NR		5,350	4,291,609
CA Stwde–Daughters of Charity	5.75%		7/1/2024	NR		1,310	1,199,357	(a)
CA Stwde–Daughters of Charity	5.75%		7/1/2035	NR		2,620	2,268,553
CA Stwde–Eskaton Pptys	5.25%		11/15/2034	BBB		1,640	1,706,994

86	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
CA Stwde–Loma Linda Univ Med Ctr†	5.00%	12/1/2041	BB-		$3,425	$3,653,379
CA Stwde–Loma Linda Univ Med Ctr	5.25%	12/1/2044	BB-		6,305	6,720,878
CA Stwde–Loma Linda Univ Med Ctr†	5.25%	12/1/2056	BB-		21,000	22,370,460
CA Stwde–Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB-		12,775	13,644,466
CA Stwde–Loma Linda Univ Med Ctr†	5.50%	12/1/2058	BB-		17,750	19,468,555
CA Stwde–Terraces San Joaquin	5.625%	10/1/2032	A-	(d)	1,000	1,067,430
CA Stwde–Terraces San Joaquin	6.00%	10/1/2042	A-	(d)	2,570	2,742,653
CA Stwde–Terraces San Joaquin	6.00%	10/1/2047	A-	(d)	1,000	1,064,710
Chester Co Hlth & Ed–Immaculata Univ	5.00%	11/1/2037	BB-	(d)	4,000	3,637,680	(a)
Chester Co Hlth & Ed–Immaculata Univ	5.00%	11/1/2046	BB-	(d)	4,000	3,452,680	(a)
CO Hlth Facs–Christian Living	4.00%	1/1/2038	NR		550	495,363
CO Hlth Facs–Christian Living	5.00%	1/1/2038	NR		1,600	1,652,528
CO Hlth Facs–Fraiser Meadows	5.25%	5/15/2037	BB+	(d)	750	724,485
CO Hlth Facs–Fraiser Meadows	5.25%	5/15/2047	BB+	(d)	2,250	2,067,390
Crawford Hsp Auth–Meadville Med	6.00%	6/1/2046	NR		2,225	2,538,814	(a)
Crawford Hsp Auth–Meadville Med	6.00%	6/1/2051	NR		2,600	2,947,594	(a)
CT Hlth & Ed–Church Home†	5.00%	9/1/2046	BB	(d)	1,000	970,010
CT Hlth & Ed–Church Home†	5.00%	9/1/2053	BB	(d)	1,500	1,445,715
CT Hlth & Ed–Griffin Hosp†	5.00%	7/1/2044	BB+		2,820	3,273,456
CT Hlth & Ed–Griffin Hosp†	5.00%	7/1/2050	BB+		1,800	2,069,208
Cuyahoga Co Hsp–Metrohealth	5.00%	2/15/2057	NR		5,750	5,951,595
Cuyahoga Co Hsp–Metrohealth	5.50%	2/15/2052	NR		8,175	8,767,279
Cuyahoga Co Hsp–Metrohealth	5.50%	2/15/2057	NR		4,900	5,218,647
Decatur Hsp–Wise Hlth	5.25%	9/1/2044	BBB-		5,720	6,260,654
Denver Hlth & Hsp Auth	5.25%	12/1/2045	BBB		3,700	4,054,423
Duluth Econ Dev Auth–Essentia Health	5.25%	2/15/2058	A-		13,000	15,172,950
Fairfax Co EDA–Vinson Hall	5.00%	12/1/2032	BBB+	(d)	1,000	1,028,220
Fairfax Co EDA–Vinson Hall	5.00%	12/1/2042	BBB+	(d)	2,800	2,844,744
Flint Hsp Bldg Auth–Hurley Med Ctr	7.00%	7/1/2030	Ba1		4,225	4,285,079
Flint Hsp Bldg Auth–Hurley Med Ctr	7.375%	7/1/2035	Ba1		2,670	2,710,424
Flint Hsp Bldg Auth–Hurley Med Ctr	7.50%	7/1/2039	Ba1		800	812,360
Floyd Co Dev Auth–Spires Berry College	6.25%	12/1/2048	NR		2,500	2,274,775
Floyd Co Dev Auth–Spires Berry College	6.50%	12/1/2053	NR		3,500	3,261,475
Franklin Hlth–Provision Proton†	7.50%	6/1/2047	NR		7,635	7,967,199
Fruita CO Hlth–Canyons Hosp & Med Centr†	5.375%	1/1/2033	NR		3,400	3,869,098	(a)
Fruita CO Hlth–Canyons Hosp & Med Centr†	5.50%	1/1/2048	NR		11,000	12,104,400	(a)
Fulton Co–Canterbury Court†	5.00%	4/1/2047	NR		5,000	4,624,100

See Notes to Financial Statements.	87

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
Fulton Co–Canterbury Court†	5.00%		4/1/2054	NR		$5,000	$4,504,350
Fulton Co Med Ctr	5.00%		7/1/2046	NR		4,450	4,613,582	(a)
Fulton Co Med Ctr	5.00%		7/1/2051	NR		5,000	5,163,450	(a)
Gainesville & Hall Co Hsp–NE GA Hlth GTD	5.50%		8/15/2054	AA-		3,600	4,219,020
Glendale IDA–Beatitudes	5.00%		11/15/2036	NR		1,500	1,414,215
Glendale IDA–Beatitudes	5.00%		11/15/2040	NR		4,000	3,671,760
Glendale IDA–Beatitudes	5.00%		11/15/2045	NR		1,400	1,253,154
Glendale IDA–Beatitudes	5.00%		11/15/2053	NR		7,470	6,520,638
Guadalupe Co–Seguin City Hsp	5.00%		12/1/2040	BB		4,880	5,253,613
Guadalupe Co–Seguin City Hsp	5.00%		12/1/2045	BB		910	974,865
Hamden–Whitney Center	5.00%		1/1/2050	NR		5,500	4,972,770
Hanover Co EDA–Covenant Woods	5.00%		7/1/2047	NR		1,985	1,921,718
Harris Co Cultural Ed–Brazos	5.125%		1/1/2048	BBB-	(d)	1,655	1,659,700
Harris Co Cultural Ed–Brazos	7.00%		1/1/2043	BBB-	(d)	3,000	3,456,420
Holmes Co Hsp–Doctors Mem Hsp	5.75%		11/1/2026	NR		3,760	3,572,000	(a)
Holmes Co Hsp–Doctors Mem Hsp	6.00%		11/1/2038	NR		7,115	6,759,250
Howard Co Retmt Cmnty–Vantage House	5.00%		4/1/2044	NR		2,955	2,766,885
Howard Co Retmt Cmnty–Vantage House	5.00%		4/1/2046	NR		7,000	6,518,890
IA Fin Auth–Iowa Fertilizer Co	5.25%	#(c)	12/1/2050	BB-		12,720	13,049,702
IL Fin Auth–Landing / Plymouth Place	6.00%		5/15/2043	BB+	(d)	2,165	2,310,575
IL Fin Auth–Lutheran Life	5.00%		11/1/2049	NR		5,500	4,996,035
IL Fin Auth–Plymouth Place	5.25%		5/15/2050	BB+	(d)	3,150	3,102,939
King Co Pub Hsp–Snoqualmie Vly Hsp	6.25%		12/1/2045	NR		3,500	3,708,460	(a)
Kirkwood IDA–Aberdeen Hts	5.25%		5/15/2042	BB	(d)	1,750	1,791,615
Kirkwood IDA–Aberdeen Hts	5.25%		5/15/2050	BB	(d)	7,250	7,378,760
Kirkwood IDA–Aberdeen Hts	8.25%		5/15/2039	NR		6,695	6,747,355
KY EDFA–Masonic Homes	5.375%		11/15/2032	NR		3,000	3,015,420
LA Env Facs–St James Place	6.25%		11/15/2045	NR		6,100	6,285,501
Licking Co Hlth–Kendal Granville	6.00%		7/1/2050	NR		6,000	4,916,460
Lucas Co Hsp–ProMedica Hlth	5.25%		11/15/2048	BBB		8,650	10,164,961
MA DFA–Atrius Hlth	4.00%		6/1/2049	BBB		5,500	5,698,110
MA DFA–Newbridge†	4.125%		10/1/2042	BB+	(d)	2,500	2,154,950	(a)
Magnolia West CDD	5.35%		5/1/2037	NR		245	246,732
Marion Co–United Church Homes	5.125%		12/1/2049	NR		3,000	2,608,260
Martin Hsp Dist	7.25%		4/1/2036	BBB	(d)	3,450	3,592,174
MD Hlth & HI Ed–Doctors	5.00%		7/1/2038	Baa3		7,275	8,250,796
ME Hlth & HI Ed–Mainegeneral Hlth	6.00%		7/1/2026	Ba3		225	235,017

88	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
ME Hlth & HI Ed–Mainegeneral Hlth	6.75%	7/1/2036	Ba3		$245	$259,061
Mesquite Hlth–Christian Care Ctrs	5.00%	2/15/2026	BB-	(d)	2,125	1,984,113
Mesquite Hlth–Christian Care Ctrs	5.00%	2/15/2030	BB-	(d)	905	802,328
Mesquite Hlth–Christian Care Ctrs	5.00%	2/15/2035	BB-	(d)	2,600	2,176,902
Mesquite Hlth–Christian Care Ctrs	5.00%	2/15/2036	BB-	(d)	1,250	1,034,575
Mesquite Hlth–Christian Care Ctrs	5.125%	2/15/2042	BB-	(d)	3,955	3,126,863
MI Fin Auth–Henry Ford Hlth	4.00%	11/15/2050	A		3,630	3,756,142
Monroe Co–St. Ann’s	5.00%	1/1/2040	NR		3,500	3,246,740
Monroe Co–St. Ann’s	5.00%	1/1/2050	NR		4,750	4,214,010
Montgomery Co IDA–Einstein Hlthcare	5.25%	1/15/2045	Ba1		5,000	5,545,150
Moon IDC–Baptist Homes	6.00%	7/1/2045	NR		9,250	9,261,285
Multnomah Co Hsp–Mirabella	5.40%	10/1/2044	NR		3,250	3,292,640
Muskingum Co Hsp–Genesis Hlthcare	5.00%	2/15/2033	BB+		2,765	2,978,099
Muskingum Co Hsp–Genesis Hlthcare	5.00%	2/15/2044	BB+		10,690	11,442,148
NC Med Care–Novant Hlth	4.00%	11/1/2052	AA-		8,000	8,417,600
NC Med Care–Sharon Towers	5.00%	7/1/2039	NR		1,650	1,769,807
NC Med Care–Sharon Towers	5.00%	7/1/2044	NR		1,160	1,235,006
NC Med Care–Sharon Towers	5.00%	7/1/2049	NR		2,000	2,118,300
New Hope Cult Ed–Carillon	5.00%	7/1/2036	NR		3,600	3,246,588
New Hope Cult Ed–Carillon	5.00%	7/1/2046	NR		5,215	4,384,772
New Hope Cult Ed–Legacy	5.50%	7/1/2054	NR		4,750	4,021,017
New Hope Cult Ed–Wesleyan	5.00%	1/1/2039	NR		500	457,270
New Hope Cult Ed–Wesleyan	5.00%	1/1/2050	NR		590	510,014
New Hope Cult Ed–Wesleyan	5.00%	1/1/2055	NR		2,200	1,871,694
New Hope Cult Ed–Wesleyan	5.50%	1/1/2049	NR		2,630	2,495,397
NH Hlth & Ed–Dartmouth Hitchcock	5.00%	8/1/2059	A		10,975	15,818,048
NJ EDA–Bancroft Neuro	5.00%	6/1/2036	NR		1,500	1,483,515
NM Hsp–Gerald Champion	5.50%	7/1/2042	A-		5,625	5,976,000
NM Hsp–Haverland	5.00%	7/1/2049	BBB-	(d)	3,375	3,308,647
Norfolk Redev & Hsg–Harbor’s Edge	5.00%	1/1/2049	NR		2,500	2,520,575
Norfolk Redev & Hsg–Harbor’s Edge	5.25%	1/1/2054	NR		3,300	3,379,860
NY Dorm–NYU Langone	4.00%	7/1/2053	A		10,545	11,367,826
Oconee Co IDA–Presby Village	6.25%	12/1/2048	NR		2,000	1,840,640
Oconee Co IDA–Presby Village	6.375%	12/1/2053	NR		3,000	2,761,800
OK DFA–OU Med	5.50%	8/15/2052	Baa3		6,450	7,109,964
OK DFA–OU Med	5.50%	8/15/2057	Baa3		11,430	12,853,035
Oroville–Oroville Hsp	5.25%	4/1/2039	BB+		2,060	2,376,395

See Notes to Financial Statements.	89

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
Oroville–Oroville Hsp	5.25%	4/1/2049	BB+		$2,550	$2,839,272
Oroville–Oroville Hsp	5.25%	4/1/2054	BB+		12,545	13,908,014
PA Hosp Auth–Doylestown	4.00%	7/1/2045	BBB-		4,375	4,605,475
PA Hosp Auth–Doylestown	5.00%	7/1/2049	BBB-		2,375	2,733,720
Palm Beach Co Hlth–Lifespace	5.00%	5/15/2053	BBB	(d)	7,125	7,310,749
Philadelphia Hsps–Temple Univ Hlth	5.625%	7/1/2036	BBB-		6,250	6,702,000
Philadelphia Hsps–Temple Univ Hlth	5.625%	7/1/2042	BBB-		9,375	10,012,969
Philadelphia IDA–Gtr Philadelphia Hlth	6.50%	6/1/2045	NR		2,485	2,349,816	(a)
Philadelphia IDA–Gtr Philadelphia Hlth	6.625%	6/1/2050	NR		3,415	3,250,499	(a)
Philadelphia IDA–Wesley	5.00%	7/1/2037	BB	(d)	2,500	2,462,900
Philadelphia IDA–Wesley	5.00%	7/1/2042	BB	(d)	4,355	4,174,137
Philadelphia IDA–Wesley	5.00%	7/1/2049	BB	(d)	4,250	3,977,405
Red River Hlth–Methodist Ret Cmnty	7.75%	11/15/2044	NR		1,500	1,615,020
Red River Hlth–Methodist Ret Cmnty	8.00%	11/15/2049	NR		1,000	1,085,840
RI Hlth & Ed–Care New England	5.00%	9/1/2036	BB-		7,000	7,907,760
Roanoke Co EDA–Richfield Living II	5.00%	9/1/2040	NR		1,645	1,518,220
Rockville Eco Dev–Ingleside at King Farm	5.00%	11/1/2042	BB-	(d)	1,625	1,616,225
Rockville Eco Dev–Ingleside at King Farm	5.00%	11/1/2047	BB-	(d)	1,450	1,420,188
Salem Hsp Fac–Capital Manor	5.625%	5/15/2032	BBB	(d)	1,000	1,066,270
Salem Hsp Fac–Capital Manor	6.00%	5/15/2047	BBB	(d)	1,600	1,703,840
San Buenaventura–Cmnty Mem Hlth	8.00%	12/1/2026	BB		10,000	11,003,100
SC EDA–Bishop Gadsden	4.00%	4/1/2049	BBB-	(d)	620	532,388	(a)
SC EDA–Bishop Gadsden	4.00%	4/1/2054	BBB-	(d)	1,165	980,464	(a)
SC EDA–Bishop Gadsden	5.00%	4/1/2044	BBB-	(d)	640	665,862	(a)
SC EDA–Bishop Gadsden	5.00%	4/1/2049	BBB-	(d)	1,515	1,568,267	(a)
SC EDA–Bishop Gadsden	5.00%	4/1/2054	BBB-	(d)	3,000	3,094,290	(a)
SC Jobs EDA–Hampton Regl Med	5.00%	11/1/2042	NR		3,815	4,184,254
SC Jobs EDA–Hampton Regl Med	5.00%	11/1/2046	NR		6,070	6,638,638
SE Port Auth–Memorial Hlth	5.50%	12/1/2043	BB-	(d)	1,100	1,205,391	(a)
SE Port Auth–Memorial Hlth	6.00%	12/1/2042	BB-	(d)	1,660	1,782,209
Seminole Co–Legacy Pointe	5.50%	11/15/2049	NR		8,000	6,551,120
Seminole Co–Legacy Pointe	5.75%	11/15/2054	NR		4,000	3,298,040
Shelby Co–Farms at Bailey Station	5.75%	10/1/2059	NR		22,000	20,126,700
Tarrant Co Cultural–Buckingham(b)	5.50%	11/15/2045	NR		3,650	2,555,000
Tarrant Co Cultural–Buckner	6.75%	11/15/2047	NR		3,500	3,693,480
Tarrant Co Cultural–Buckner	6.75%	11/15/2052	NR		3,000	3,156,900
Tulsa Co Industrial Auth–Montereau	5.25%	11/15/2045	BBB-	(d)	2,750	2,828,045

90	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
Upper San Juan Hlth Dist	6.00%	6/1/2041	NR		$2,225	$2,349,800	(a)
Upper San Juan Hlth Dist	6.125%	6/1/2046	NR		3,015	3,171,569	(a)
Vigo CO Hsp–Union Hsp	8.00%	9/1/2041	NR		2,955	3,234,513
WA HFC–Herons Key†	7.00%	7/1/2045	NR		1,370	1,417,046
WA HFC–Herons Key†	7.00%	7/1/2050	NR		2,000	2,064,160
WA HFC–Mirabella†	6.50%	10/1/2032	NR		1,965	2,006,599
WA HFC–Mirabella†	6.75%	10/1/2047	NR		3,000	3,071,670
WA HFC–Rockwood†	6.00%	1/1/2024	NR		885	910,161
WA HFC–Transforming Age†	5.00%	1/1/2055	BB	(d)	3,250	3,085,777
Ward Co Hlth–Trinity Hlth	5.00%	6/1/2053	BBB-		8,750	9,632,962
WI Hlth & Ed–American Baptist	5.00%	8/1/2032	NR		1,400	1,343,860
WI Hlth & Ed–American Baptist	5.00%	8/1/2039	NR		1,625	1,489,085
WI Hlth & Ed–Sauk-Prarie Mem Hsp	5.375%	2/1/2048	B1		4,000	3,714,280	(a)
WI Hlth & Ed–St. Camillus	5.00%	11/1/2039	NR		1,950	1,914,101
WI Hlth & Ed–St. Camillus	5.00%	11/1/2046	NR		1,100	1,047,167
WI Hlth & Ed–St. Camillus	5.00%	11/1/2054	NR		5,000	4,673,300
WI PFA–Alabama Proton†	6.85%	10/1/2047	NR		6,500	7,143,565
WI PFA–Bancroft Neuro†	4.625%	6/1/2036	NR		3,595	3,242,906
WI PFA–Bancroft Neuro†	5.125%	6/1/2048	NR		4,400	4,052,708
WI PFA–Delray Beach Radiation†	6.85%	11/1/2046	NR		5,335	5,969,438	(a)
WI PFA–Las Ventanas	Zero Coupon	10/1/2042	NR		2,961	60,997
WI PFA–Las Ventanas	Zero Coupon	10/1/2042	NR		1,556	640,180
WI PFA–Las Ventanas	7.00%	10/1/2042	NR		6,895	6,149,995
WI PFA–Mary’s Woods†	5.25%	5/15/2052	BB	(d)	2,300	2,351,911
WI PFA–Rose Villa†	5.75%	11/15/2044	NR		2,035	2,061,984
Wilson Co Hsp	5.60%	9/1/2036	NR		3,530	3,534,095
WV Hsp–Thomas Hlth(b)	6.50%	10/1/2028	NR		5,000	2,750,000
WV Hsp–Thomas Hlth(b)	6.50%	10/1/2038	NR		2,000	1,100,000
Total						797,487,419

Housing 3.50%
Alachua Co Hlth–Oak Hammock	8.00%	10/1/2042	NR		700	761,964
Alachua Co Hlth–Oak Hammock	8.00%	10/1/2046	NR		1,000	1,086,310
AZ IDA–NCCU Prop Student Hsg (BAM)	5.00%	6/1/2058	AA		2,500	2,923,650
CA Cmty Hsg–Annadel Apts†	5.00%	4/1/2049	NR		9,000	9,097,380
CA Cmty Hsg–Serenity at Larkspur†	5.00%	2/1/2050	NR		15,800	15,982,490
CA Cmty Hsg–Verdant†	5.00%	8/1/2049	NR		10,200	10,313,016
CA HFA–MFH	4.25%	1/15/2035	BBB+		3,522	3,781,367

See Notes to Financial Statements.	91

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Housing (continued)
CA Muni Fin–Caritas Affordable Hsg	5.25%	8/15/2039	BBB+		$550	$599,362
CA Stwde–College of the Arts Student Hsg†	5.25%	7/1/2049	BB+		1,500	1,532,955
CA Stwde–College of the Arts Student Hsg†	5.25%	7/1/2052	BB+		1,100	1,121,703
Ca Stwde–Lancer Student Hsg†	5.00%	6/1/2051	NR		945	951,152
IL Fin Auth–Three Crowns Park	5.25%	2/15/2047	NR		2,750	2,506,900
LA HFA–Gmf-LA Chateau	8.00%	9/1/2039	CCC+		3,030	2,685,974
LA Pub Facs Auth–Provident LSU	5.00%	7/1/2059	A3		2,500	2,955,950
MA HFA	3.60%	12/1/2059	AA		5,845	6,113,461
MD EDC–Bowie State Std Hsg	5.00%	7/1/2055	BBB-		2,150	2,339,737
MI HDA	3.60%	10/1/2060	AA		6,330	6,631,371
MI Strategic Fd–Evangelical Homes	5.25%	6/1/2032	BB+	(d)	1,500	1,514,535
MI Strategic Fd–Evangelical Homes	5.50%	6/1/2047	BB+	(d)	5,425	5,471,818
NYC HDC	3.45%	5/1/2059	AA+		5,000	5,151,400
Phoenix IDA–ASU Std Hsg	5.00%	7/1/2059	Baa3		2,000	2,162,500
Roanoke Co EDA–Richfield Living	5.25%	9/1/2049	NR		15,000	14,287,950
Roanoke Co EDA–Richfield Living	5.375%	9/1/2054	NR		6,000	5,707,020
Total						105,679,965

Lease Obligations 4.17%
Aviation Station North Met Dist	5.00%	12/1/2039	NR		750	713,018
Aviation Station North Met Dist	5.00%	12/1/2048	NR		1,850	1,694,803
CA Pub Wks–State Prisons	5.75%	10/1/2031	Aa3		1,500	1,594,605
CA Pub Wks–Various Cap Proj	5.00%	4/1/2034	Aa3		5,000	5,343,350
Houston CO Coop Dist–Country Crossing	Zero Coupon	5/15/2020	NR		4,199	587,860	(a)
IN Fin Auth–OH River Brdgs AMT	5.00%	7/1/2040	BBB+		2,320	2,377,768
IN Fin Auth–OH River Brdgs AMT	5.00%	7/1/2044	BBB+		8,000	8,172,400
NJ EDA–Bldgs	5.00%	6/15/2047	BBB+		5,450	5,656,718
NJ EDA–Goethals Brdg AMT	5.375%	1/1/2043	BBB		1,175	1,225,020
NJ EDA–Goethals Brdg AMT	5.625%	1/1/2052	BBB		5,000	5,229,700
NJ EDA–Sch Facs	5.00%	6/15/2042	A-	(d)	2,000	2,087,120
NJ EDA–Sch Facs	5.00%	6/15/2043	BBB+		5,000	5,236,450
NJ EDA–Sch Facs	5.50%	6/15/2029	BBB+		3,575	3,973,791
NJ EDA–State House	5.00%	6/15/2043	BBB+		3,800	3,979,702
NJ Trans Trust Fund	Zero Coupon	12/15/2034	BBB+		13,325	7,963,953
NJ Trans Trust Fund	Zero Coupon	12/15/2038	BBB+		6,990	3,383,999
NJ Trans Trust Fund	4.00%	6/15/2050	BBB+		31,750	30,826,075
NJ Trans Trust Fund	5.00%	12/15/2035	BBB+		3,250	3,467,132

92	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Lease Obligations (continued)
NJ Trans Trust Fund	5.00%	6/15/2046	BBB+		$15,170	$15,787,116
NJ Trans Trust Fund	5.25%	6/15/2043	BBB+		15,420	16,460,696
PR Pub Fin Corp(b)	5.50%	8/1/2031	C		12,250	263,375
Total						126,024,651

Other Revenue 5.76%
Arlington HI Ed Fin Corp–Arlington Classics	5.00%	8/15/2045	BBB-		2,250	2,393,910
Arlington Hi Ed Fin Corp–Newman Intl Acad	5.50%	8/15/2046	NR		5,000	4,759,450
AZ IDA–American Charter Sch†	6.00%	7/1/2047	BB+		2,460	2,538,376
CA Sch Fin Auth–Kipp LA	5.125%	7/1/2044	BBB		2,390	2,532,659
Cap Trust Agy–Franklin Academy†	5.00%	12/15/2040	NR		1,220	1,187,170
Cap Trust Agy–Franklin Academy†	5.00%	12/15/2050	NR		3,950	3,712,250
Cap Trust Agy–Franklin Academy†	5.00%	12/15/2055	NR		2,845	2,640,103
Chester Co IDA–Collegium Charter Sch	5.125%	10/15/2037	BB		1,000	971,230
Chester Co IDA–Collegium Charter Sch	5.25%	10/15/2047	BB		2,500	2,374,475
Chester Co IDA–Collegium Charter Sch	5.375%	10/15/2042	BB		5,000	4,945,150
Cleveland Co Port Auth–Playhouse Sq	5.50%	12/1/2043	BB+		1,850	1,920,855
Cleveland Co Port Auth–Playhouse Sq	5.50%	12/1/2053	BB+		9,075	9,338,810
Clifton Higher Ed–Idea Pub Schs	6.00%	8/15/2043	A-		1,000	1,113,870
Clifton Higher Ed–Intl Ldrshp Sch	6.125%	8/15/2048	NR		22,025	23,548,689
FL DFC–FL Charter Foundation†	5.00%	7/15/2046	NR		4,000	3,502,520
FL DFC–Palm Bay Admy†	Zero Coupon	5/15/2037	NR		940	9,400
FL DFC–Palm Bay Admy†	Zero Coupon	5/15/2037	NR		1,220	804,029
FL DFC–Palm Bay Admy†	6.375%	5/15/2037	NR		2,620	2,279,112
FL DFC–Renaissance Chtr Sch†	6.125%	6/15/2046	NR		5,000	5,133,050
FL DFC–Renaissance Chtr Sch	7.50%	6/15/2033	B+	(d)	6,000	6,449,880
Florence Twn IDA–Legacy Trad Sch	6.00%	7/1/2043	Ba2		3,250	3,386,533
Gainesville & Hall Co Dev–Riverside	5.125%	3/1/2052	BBB-	(d)	1,250	1,126,038
IN Fin Auth–Drexel Foundation	7.00%	10/1/2039	B		1,250	1,250,825
Jefferson Parish Econ Dev Dist–Kenner†	5.50%	6/15/2038	NR		3,200	3,208,096
Jefferson Parish Econ Dev Dist–Kenner†	5.625%	6/15/2048	NR		4,350	4,299,888	(a)
Kansas City RDA–Loews Hotel†	5.00%	2/1/2040	NR		3,000	3,072,030
Kansas City RDA–Loews Hotel†	5.00%	2/1/2050	NR		6,450	6,520,369
Lower AL Gas Dist–Goldman Sachs	5.00%	9/1/2046	A3		10,260	12,066,581
Main St Nat Gas–Macquarie	5.00%	5/15/2043	A3		1,900	2,047,250
Main St Nat Gas–Macquarie	5.00%	5/15/2049	A3		17,085	19,828,509
Maricopa Co IDA–Legacy Schools†	5.00%	7/1/2049	Ba2		2,335	2,188,479
Maricopa Co IDA–Legacy Schools†	5.00%	7/1/2054	Ba2		1,465	1,356,707

See Notes to Financial Statements.	93

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2020

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)
Maricopa Co IDA–Paradise Schools†	5.00%	7/1/2047		BB+	$4,000	$3,799,960
MD EDC–Chesapeake Bay Hyatt(b)	5.00%	12/1/2031		NR	10,700	7,436,500
MD EDC–Chesapeake Bay Hyatt(b)	5.25%	12/1/2031		NR	3,000	2,085,000
MI Pub Ed–Bradford Admy†	6.50%	9/1/2037		NR	5,070	3,954,600
MI Pub Ed–Bradford Admy	8.75%	9/1/2039		NR	2,250	1,755,000
MI Pub Ed–Crescent Admy	7.00%	10/1/2036		NR	640	640,134
Michigan St Strategic FD Escrow(f)	Zero Coupon	–	(g)	NR	5,000	500	(h)
Middlesex Co Impt Auth–Heldrich Ctr(b)	6.125%	1/1/2025		NR	2,790	41,850
Middlesex Co Impt Auth–Heldrich Ctr(b)	6.25%	1/1/2037		NR	5,755	86,325
NYC IDA–Queens Stadium (AMBAC)	5.00%	1/1/2036		BBB	3,165	3,110,087
Ohio St Pollution Ctl Rev Escrow	Zero Coupon	5/15/2020		NR	2,965	297	(h)
Phoenix IDA–Basis Schs†	5.00%	7/1/2046		BB	2,000	1,853,940
Plymouth Ed Ctr Charter Sch	5.375%	11/1/2030		D	1,425	957,215
UT Charter Sch–Freedom Academy†	5.375%	6/15/2048		NR	5,150	4,688,302
Yonkers EDC–Charter Sch Ed Excellence	6.00%	10/15/2030		BB	1,050	1,063,073
Total						173,979,076

Special Tax 4.41%
Allentown Neighborhood Impt†	5.375%	5/1/2042		NR	5,500	5,583,490
Anne Arundel Co Spl Tax–Vlgs Two Rivers	5.125%	7/1/2036		NR	1,030	981,322
Anne Arundel Co Spl Tax–Vlgs Two Rivers	5.25%	7/1/2044		NR	2,150	2,021,065
Arborwood CDD	6.90%	5/1/2025		NR	275	282,780	(a)
Arborwood CDD	6.90%	5/1/2036		NR	55	55,852	(a)
Arborwood CDD	6.90%	5/1/2036		NR	685	701,015	(a)
Berkeley Co–Nexton Imp Dist	4.25%	11/1/2040		NR	1,000	844,910
Berkeley Co–Nexton Imp Dist	4.375%	11/1/2049		NR	1,500	1,233,060
Celebration Pointe CDD†	5.00%	5/1/2048		NR	3,100	2,986,695
Compton Redev Agy	6.00%	8/1/2042		NR	4,750	4,795,505
Denver Intl Business Ctr Met Dist #1	6.00%	12/1/2048		NR	2,300	2,154,019
Grandview IDA–Grandview Crossing(b)	5.75%	12/1/2028		NR	1,000	180,000
Houston CO Coop Dist–Country Crossing(b)	10.00%	5/1/2039		NR	11,325	1,245,750	(a)
Inland Valley Redev Agy	5.25%	9/1/2037		A-	3,375	3,786,682
MD Special Tax–Brunswick Crossing	4.00%	7/1/2029		NR	675	655,634
MD Special Tax–Brunswick Crossing	5.00%	7/1/2036		NR	1,550	1,574,025
Miami World Ctr CDD	5.25%	11/1/2049		NR	4,500	4,368,285
North Las Vegas Improv Dist–Vall	4.50%	6/1/2039		NR	500	473,145	(a)
North Las Vegas Improv Dist–Vall	4.625%	6/1/2043		NR	500	469,845	(a)
North Las Vegas Improv Dist–Vall	4.625%	6/1/2049		NR	765	705,644	(a)

94	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2037	NR	$750	$773,183
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2046	NR	2,850	2,908,681
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2046	NR	5,000	5,106,850
NYC IDA–Queens Stadium (AMBAC)	5.00%	1/1/2031	BBB	6,110	6,001,181
PA COPS	4.00%	7/1/2046	A2	3,175	3,487,642
Peninsula Town Center†	5.00%	9/1/2037	NR	875	905,608	(a)
Peninsula Town Center†	5.00%	9/1/2045	NR	2,250	2,294,527	(a)
Prairie Ctr Met Dist #3†	5.00%	12/15/2041	NR	3,475	3,345,556
Prince George Co Spl Ob†	5.00%	7/1/2046	NR	5,000	4,972,400
Prince George Co Spl Ob–Westphalia†	5.125%	7/1/2039	NR	1,100	1,114,718	(a)
Prince George Co Spl Ob–Westphalia†	5.25%	7/1/2048	NR	3,000	3,039,510	(a)
River Islands PFA–CFD 2003	5.50%	9/1/2045	NR	2,925	3,111,703
River Islands PFA–CFD 2003	5.50%	9/1/2045	NR	6,505	6,901,480
Scranton RDA GTD	5.00%	11/15/2028	BB+	5,000	4,780,300
St Louis IDA–Ballpark Vlg	4.75%	11/15/2047	NR	4,875	4,916,096
Stone Canyon CID(b)	5.70%	4/1/2022	NR	1,485	386,100
Tern Bay CDD	5.375%	5/1/2037	NR	405	404,992
Velocity Met District	5.375%	12/1/2039	NR	6,320	6,107,458
Velocity Met District	5.50%	12/1/2048	NR	12,680	12,184,592
Village CDD #10	6.00%	5/1/2044	NR	895	976,454
Village CDD #12†	4.25%	5/1/2043	NR	7,470	7,513,625
Village CDD #12†	4.375%	5/1/2050	NR	2,985	3,010,193
Village CDD #13	3.70%	5/1/2050	NR	10,000	8,984,500
West Villages Impr Dist–#7	4.75%	5/1/2039	NR	1,750	1,749,213	(a)
West Villages Impr Dist–#7	5.00%	5/1/2050	NR	3,090	3,119,726	(a)
Total					133,195,011

Tax Revenue 5.30%
American Samoa GO†	6.50%	9/1/2028	Ba3	2,750	3,175,480	(a)
City of Sparks–Legends at Sparks Marina†	2.50%	6/15/2024	Ba2	375	362,876
City of Sparks–Legends at Sparks Marina†	2.75%	6/15/2028	Ba2	750	699,960
Coop Dist Ft Spanish–Hwy 181	9.00%	2/1/2029	NR	340	368,203
Gtr Wenatchee Regl Events Ctr	5.50%	9/1/2042	NR	3,150	2,790,869
Met Pier & Expo Auth–Mccormick Place	Zero Coupon	12/15/2054	BBB	21,595	5,053,662
Met Pier & Expo Auth–Mccormick Place	4.00%	6/15/2050	BBB	11,500	10,501,685
Met Pier & Expo Auth–Mccormick Place	5.00%	6/15/2052	BBB	2,830	2,780,277
Met Pier & Expo Auth–Mccormick Place	5.00%	6/15/2053	BBB	6,035	5,928,965
Met Pier & Expo Auth–Mccormick Place	5.00%	6/15/2057	BBB	10,000	9,816,900

See Notes to Financial Statements.	95

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)
Met Pier & Expo Auth–Mccormick Place	5.50%	6/15/2053	BBB	$9,150	$9,314,792
Met Pier & Expo Auth–Mccormick Place (AGM)	Zero Coupon	12/15/2052	AA	5,250	1,548,120
Met Pier & Expo Auth–Mccormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2036	BBB	20,000	10,808,400
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	1,671	1,158,421
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	3,596	2,240,775
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	5,283	2,929,899
PR Corp Sales Tax	4.329%	7/1/2040	NR	16,627	15,314,963
PR Corp Sales Tax	4.536%	7/1/2053	NR	279	253,910
PR Corp Sales Tax	4.55%	7/1/2040	NR	1,337	1,269,014
PR Corp Sales Tax	4.75%	7/1/2053	NR	24,345	22,985,575
PR Corp Sales Tax	4.784%	7/1/2058	NR	3,659	3,435,874
PR Corp Sales Tax	5.00%	7/1/2058	NR	43,771	42,674,536
Reno–ReTRAC-Reno Trans†	Zero Coupon	7/1/2058	NR	18,500	1,650,755
Virgin Islands PFA–Matching Fund	5.00%	10/1/2029	Caa2	2,960	2,869,986
Total					159,933,897

Tobacco 9.72%
Buckeye Tobacco	Zero Coupon	6/1/2057	NR	76,000	8,445,880
Buckeye Tobacco	5.00%	6/1/2055	NR	76,000	67,545,000
CA Stwde–Tobacco Settlement	Zero Coupon	6/1/2046	NR	22,650	4,210,182
CA Stwde–Tobacco Settlement	Zero Coupon	6/1/2055	NR	28,000	1,114,960
Erie Co Tobacco	Zero Coupon	6/1/2060	NR	35,000	1,226,750
Golden St Tobacco	Zero Coupon	6/1/2047	CCC-	25,000	4,457,000
Golden St Tobacco	5.00%	6/1/2047	NR	19,980	19,226,754
Golden St Tobacco	5.00%	6/1/2047	NR	31,745	30,548,531
Golden St Tobacco	5.25%	6/1/2047	NR	14,175	13,894,477
Golden St Tobacco	5.30%	6/1/2037	B-	5,020	5,035,863
Inland Empire Tobacco†	Zero Coupon	6/1/2057	CCC	47,000	1,809,030
LA Co Tobacco	Zero Coupon	6/1/2046	NR	11,000	1,746,470
MI Tob Settlement	Zero Coupon	6/1/2058	NR	59,500	2,106,300
MI Tob Settlement	5.125%	6/1/2022	B-	2,060	2,061,586
MI Tob Settlement	5.25%	6/1/2022	B-	3,220	3,222,640
MI Tob Settlement	6.00%	6/1/2034	B-	5,000	4,897,500
Monroe Co Tobacco	Zero Coupon	6/1/2061	NR	22,900	715,396
Nassau Co Tobacco	Zero Coupon	6/1/2060	NR	50,000	1,387,000
Nassau Co Tobacco	5.00%	6/1/2035	B-	3,170	2,812,995

96	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tobacco (continued)
Nassau Co Tobacco	5.25%		6/1/2026	B-		$4,000	$3,775,120	(a)
Nthrn AK Tobacco	5.00%		6/1/2032	B3		5,025	5,025,553
Nthrn AK Tobacco	5.00%		6/1/2046	B3		2,840	2,840,341
Nthrn CA Tobacco	Zero Coupon		6/1/2045	CCC-		37,500	5,221,875
Nthrn CA Tobacco	5.50%		6/1/2045	B-		5,280	4,948,838
RI Tob Settlement	Zero Coupon		6/1/2052	CCC-		25,885	3,258,404
Rockland Tobacco†	Zero Coupon		8/15/2060	NR		41,035	1,730,856
San Diego Co Tobacco	Zero Coupon		6/1/2054	NR		16,000	2,436,480
San Diego Co Tobacco	5.00%		6/1/2048	BBB-		2,550	2,596,997
Silicon Valley Tobacco	Zero Coupon		6/1/2056	NR		20,000	1,380,600
Sthrn CA Tobacco	Zero Coupon		6/1/2046	CCC-		15,000	2,210,550
Suffolk Tobacco Asset Sec Corp	6.00%		6/1/2048	NR		1,125	1,125,461
Suffolk Tobacco Asset Sec Corp	6.625%		6/1/2044	NR		6,100	6,242,557
Tobacco Settlement Auth IA	Zero Coupon		6/1/2046	NR		10,000	1,357,400
Tobacco Settlement Auth IA	5.375%		6/1/2038	B-		6,220	6,101,633
Tobacco Settlement Auth IA	5.50%		6/1/2042	B-		2,880	2,818,051
Tobacco Settlement Fin Corp DC	Zero Coupon		6/15/2055	NR		20,000	899,200
Tobacco Settlement Fin Corp NJ	5.00%		6/1/2046	BB+		9,430	9,089,483
Tobacco Settlement Fin Corp VA	Zero Coupon		6/1/2047	CCC-		7,500	1,122,750
Tobacco Settlement Fin Corp VA	Zero Coupon		6/1/2047	CCC-		43,010	6,653,217
Tobacco Settlement Fin Corp VA	5.00%		6/1/2047	B-		13,870	13,640,590
TSASC	5.00%		6/1/2036	A-		280	306,085
TSASC	5.00%		6/1/2045	CCC+		4,670	3,913,413
TSASC	5.00%		6/1/2048	NR		34,170	28,383,994
Total							293,543,762

Transportation 4.26%
CA Muni Fin–LINXS AMT	4.00%		12/31/2047	BBB-	(d)	11,200	11,557,728
Chicago O’Hare Arpt	4.00%		1/1/2044	A		10,000	10,629,000
Chicago O’Hare Arpt AMT	5.00%		1/1/2031	A		2,985	3,110,489
CT Airport Auth–Bradley Arpt AMT	4.00%		7/1/2049	A-		7,310	7,746,041
Denver City & Co Arpt AMT	5.50%		11/15/2025	A		3,410	3,791,818
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon		9/1/2031	A		20,000	14,675,000
Foothill / Eastern Corridor Toll Rd	Zero Coupon		1/15/2033	A-		4,500	2,938,545
Foothill / Eastern Corridor Toll Rd	3.50%	#(c)	1/15/2053	A-		1,980	2,019,343
Foothill / Eastern Corridor Toll Rd	5.75%		1/15/2046	A-		1,000	1,095,800
Foothill / Eastern Corridor Toll Rd	6.00%		1/15/2049	A-		5,000	5,906,000
Foothill / Eastern Corridor Toll Rd	6.00%		1/15/2053	A-		6,915	8,167,998

See Notes to Financial Statements.	97

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
Foothill / Eastern Corridor Toll Rd	6.50%	1/15/2043	BBB+	$2,000	$2,263,200
Houston Arpt–Continental Airlines AMT	4.75%	7/1/2024	BB-	5,000	4,914,850
MD EDC–Ports America Chesapeake AMT	5.00%	6/1/2044	Baa3	250	267,158
MD EDC–Ports America Chesapeake AMT	5.00%	6/1/2049	Baa3	750	795,443
MI Strategic Fund–I-75 AMT (AGM)	4.50%	6/30/2048	AA	3,000	3,366,600
North TX Twy Auth	4.25%	1/1/2049	A	5,525	6,072,196
NY Trans Dev Corp–Delta AMT	4.00%	1/1/2036	Baa3	4,130	3,923,541
NY Trans Dev Corp–LaGuardia Airport AMT	5.25%	1/1/2050	Baa3	10,000	10,291,200
PA Tpk Commn	4.00%	12/1/2049	A3	3,500	3,805,200
PA Tpk Commn	5.00%	12/1/2044	A3	4,500	5,479,380
PR Hwy & Trans Auth(b)	5.00%	7/1/2020	C	6,035	2,791,187
PR Hwy & Trans Auth(b)	5.00%	7/1/2022	C	1,545	714,563
PR Hwy & Trans Auth(b)	5.00%	7/1/2028	C	1,015	152,250
Reno–ReTRAC-Reno Trans†	Zero Coupon	7/1/2058	NR	57,500	6,916,675
TX Trans Comm–Hwy 249	Zero Coupon	8/1/2036	Baa3	1,050	524,055
TX Trans Comm–Hwy 249	Zero Coupon	8/1/2040	Baa3	1,100	437,162
TX Trans Comm–Hwy 249	Zero Coupon	8/1/2047	Baa3	1,000	271,490
TX Trans Comm–Hwy 249	Zero Coupon	8/1/2048	Baa3	1,000	257,700
TX Trans Comm–Hwy 249	5.00%	8/1/2057	Baa3	2,375	2,518,972
VA Small Bus Fing–Elizabeth River AMT	6.00%	1/1/2037	BBB	1,230	1,268,118
Total					128,668,702

Utilities 7.42%
Burke Co Dev–Oglethorpe Power	4.125%	11/1/2045	BBB+	5,260	5,641,929
Burke Co Dev–Oglethorpe Power	4.125%	11/1/2045	BBB+	14,405	15,450,947
CA Poll Ctl–Poseidon Res†	5.00%	11/21/2045	Baa3	2,250	2,217,870
Campbell Co Solid Wste–Basin Elec	3.625%	7/15/2039	A	12,345	12,445,612
Central Plains–Goldman Sachs	5.00%	9/1/2042	BBB+	3,860	4,644,159
Charlotte Co IDA–Babcock Ranch AMT†	5.00%	10/1/2034	NR	1,000	1,098,750	(a)
Charlotte Co IDA–Babcock Ranch AMT†	5.00%	10/1/2049	NR	5,500	5,952,265	(a)
Compton Water	6.00%	8/1/2039	NR	3,710	3,721,093
Detroit Water	5.25%	7/1/2041	AA-	5,000	5,209,300
GA Muni Elec Auth–MEAG	4.00%	1/1/2049	BBB+	10,000	10,099,300
GA Muni Elec Auth–MEAG	5.00%	1/1/2048	BBB+	2,000	2,150,960
GA Muni Elec Auth–MEAG	5.00%	1/1/2059	BBB+	7,300	7,801,656
GA Muni Elec Auth–MEAG	5.00%	1/1/2063	A	2,400	2,635,608
Guam Waterworks Auth	5.50%	7/1/2043	A-	2,535	2,580,529
HI Dept Budget–Hawaiian Electric	3.20%	7/1/2039	Baa2	15,765	15,610,345

98	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2020

Investments		Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)
HI Dept Budget–Hawaiian Electric AMT		4.00%	3/1/2037	Baa2		$4,475	$4,659,773
Jefferson Co Sewer		Zero Coupon	10/1/2039	BBB		5,000	4,727,250
Jefferson Co Sewer		Zero Coupon	10/1/2046	BBB		5,445	5,112,202
Jefferson Co Sewer		6.00%	10/1/2042	BBB		7,175	8,285,546
Jefferson Co Sewer		6.50%	10/1/2053	BBB		20,050	23,327,974
Jefferson Co Sewer (AGM)		Zero Coupon	10/1/2028	AA		4,035	2,887,809
Jefferson Co Sewer (AGM)		5.00%	10/1/2044	AA		5,070	5,629,829
Maricopa Co Poll Cntrl–El Paso Elec		3.60%	2/1/2040	BBB		5,335	5,492,276
Maricopa Co Poll Cntrl–El Paso Elec		3.60%	4/1/2040	BBB		3,100	3,190,892
Moraine Ohio Solid Waste Disp Escrow AMT		Zero Coupon	12/31/2025	NR		525	53	(h)
PR Aqueduct & Swr Auth		4.25%	7/1/2025	Ca		4,400	3,872,000
PR Aqueduct & Swr Auth		5.00%	7/1/2033	Ca		5,530	5,239,675
PR Aqueduct & Swr Auth		5.125%	7/1/2037	Ca		3,690	3,505,500
PR Aqueduct & Swr Auth		5.25%	7/1/2042	Ca		10,845	10,329,862
PR Aqueduct & Swr Auth		6.00%	7/1/2038	Ca		5,040	5,103,000
PR Aqueduct & Swr Auth		6.00%	7/1/2047	Ca		2,610	2,570,850
PR Elec Pwr Auth(b)		5.00%	7/1/2042	D	(d)	4,975	3,532,250
PR Elec Pwr Auth(b)		5.05%	7/1/2042	D	(d)	3,425	2,431,750
PR Elec Pwr Auth(b)		5.25%	7/1/2024	D	(d)	7,000	4,987,500
PR Elec Pwr Auth(b)		5.25%	7/1/2040	D	(d)	10,690	7,616,625
PR Elec Pwr Auth(b)		5.50%	7/1/2038	D	(d)	1,530	1,093,950
PR Elec Pwr Auth(b)		5.75%	7/1/2036	D	(d)	3,040	2,181,200
Prichard Wtr & Swr		4.00%	11/1/2044	BBB+		1,980	2,104,067
Salt Verde Fin Corp–Citi		5.00%	12/1/2037	A3		7,670	9,045,384
Total							224,187,540
Total Municipal Bonds (cost $3,068,777,640)							2,965,995,824

	Interest Rate#	Interest Rate Reset Date(i)	Final Maturity Date

SHORT-TERM INVESTMENTS 0.80%

Variable Rate Demand Notes 0.80%

General Obligation 0.26%
NYC GO	0.85%	4/1/2020	6/1/2044	Aa1		8,000	8,000,000

See Notes to Financial Statements.	99

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2020

Investments	Interest Rate#	Interest Rate Reset Date(i)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care 0.50%
Shelby Co Hlth–Methodist
Le Boneheur (AGM)	1.05%	4/1/2020	6/1/2042	AA	$14,990	$14,990,000

Utilities 0.04%
NYC Muni Water	1.10%	4/1/2020	6/15/2045	AAA	1,290	1,290,000
Total Short-Term Investments (cost $24,280,000)						24,280,000
Total Investments in Securities 99.01% (cost $3,093,057,640)						2,990,275,824
Cash and Other Assets in Excess of Liabilities(j) 0.99%						29,805,046
Net Assets 100.00%						$3,020,080,870

AGM	Insured by–Assured Guaranty Municipal Corporation.
AMBAC	Insured by–AMBAC Assurance Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
COP	Certificates of Participation.
FGIC	Insured by–Financial Guaranty Insurance Company.
GTD	Guaranteed.
NPFGC	Insured by–National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by–Securities Industry and Financial Markets Association.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2020, the total value of Rule 144A securities was $649,020,452, which represents 21.49% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2020.
(a)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Defaulted (non-income producing security).
(c)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(d)	This investment has been rated by Fitch IBCA.
(e)	Securities purchased on a when-issued basis (See Note 2(g)).
(f)	Stub Rights issued in connection with a plan of reorganization.
(g)	Security is perpetual in nature and has no stated maturity.
(h)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security fair valued by the Pricing Committee.
(i)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(j)	Cash and Other Assets in Excess of Liabilities include net unrealized depreciation on open futures contracts.

Open Futures Contracts at March 31, 2020:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	June 2020	465	Short	$(77,665,151)	$(83,264,062)	$(5,598,911)

100	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2020

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$–	$368,548,324	$13,536,148	$382,084,472
Education	–	149,710,212	26,850,646	176,560,858
General Obligation	–	239,576,682	18,752,369	258,329,051
Health Care	–	704,103,035	93,384,384	797,487,419
Lease Obligations	–	125,436,791	587,860	126,024,651
Other Revenue	–	169,678,391	4,300,685	173,979,076
Special Tax	–	117,037,678	16,157,333	133,195,011
Tax Revenue	–	156,758,417	3,175,480	159,933,897
Tobacco	–	289,768,642	3,775,120	293,543,762
Utilities	–	217,136,472	7,051,068	224,187,540
Remaining Industries	–	240,670,087	–	240,670,087
Short-Term Investments
Variable Rate Demand Notes	–	24,280,000	–	24,280,000
Total	$–	$2,802,704,731	$187,571,093	$2,990,275,824
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(5,598,911)	–	–	(5,598,911)
Total	$(5,598,911)	$–	$–	$(5,598,911)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2019	$21,431,587
Accrued Discounts (Premiums)	(233,367)
Realized Gain (Loss)	(1,913,144)
Change in Unrealized Appreciation (Depreciation)	(7,117,994)
Purchases	57,088,240
Sales	(4,333,416)
Transfers into Level 3	131,070,736
Transfers out of Level 3	(8,421,549)
Balance as of March 31, 2020	$187,571,093
Change in unrealized appreciation/ depreciation for the period ended March 31, 2020, related to Level 3 investments held at March 31, 2020	$(7,860,178)

See Notes to Financial Statements.	101

Schedule of Investments (unaudited)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 97.04%

Corporate-Backed 23.07%
AL IDA–Office Max Rmkt AMT	6.45%	#(a)	12/1/2023	B1	$675	$636,221
AL IDA–Office Max Rmkt AMT	6.45%	#(a)	12/1/2023	B1	975	918,986
Allegheny Co IDA–US Steel	4.875%		11/1/2024	B-	6,750	6,114,082
Allegheny Co IDA–US Steel	6.55%		12/1/2027	B-	1,000	904,770
Arista Met District	4.375%		12/1/2028	NR	500	494,895
AZ IDA	3.625%		5/20/2033	BBB	1,241	1,271,234
Bucks Cnty IDA-Waste Mgmt AMT	2.75%	#(a)	12/1/2022	A-	1,000	996,160
Build NYC Res Corp–Pratt Paper AMT†	4.50%		1/1/2025	NR	250	259,312
CA Fin Auth–United Airlines AMT	4.00%		7/15/2029	BB-	1,045	1,051,406
CA MFA–Waste Mgmt AMT	2.40%	#(a)	10/1/2044	A-	1,500	1,457,610
Downtown Doral CDD†	3.875%		12/15/2023	NR	205	203,352
Downtown Doral CDD†	4.25%		12/15/2028	NR	250	245,525	(b)
FL DFC–Waste Pro AMT†	5.00%		5/1/2029	NR	1,065	1,074,436
Greater Orlando Aviation–Jet Blue AMT	5.00%		11/15/2026	NR	100	99,251
Houston Arpt–Continental Airlines AMT	5.00%		7/15/2020	BB-	1,000	1,000,000
Houston Arpt–United Airlines AMT	5.00%		7/15/2028	BB-	1,000	996,570
IA Fin Auth–Iowa Fertilizer Co	3.125%		12/1/2022	BB-	750	704,085
IA Fin Auth–Iowa Fertilizer Co	5.25%		12/1/2025	BB-	4,035	4,130,428
IA Fin Auth–Iowa Fertilizer Co†	5.875%		12/1/2027	BB-	200	202,176
IN Fin Auth–US Steel	6.00%		12/1/2026	B-	1,395	1,262,796
Int Falls MN–Office Max	5.50%		4/1/2023	B1	1,035	974,370
LA Env Facs–Westlake Chem	3.50%		11/1/2032	Baa2	3,795	3,666,084
LA Env Facs–Westlake Chem	6.50%		8/1/2029	Baa2	320	320,758
LA Env Facs–Westlake Chem	6.50%		11/1/2035	Baa2	810	811,798
LA St John Parish–Marathon Oil	2.20%	#(a)	6/1/2037	BBB-	750	604,995
Love Field Arpt–Southwest Airlines AMT	5.00%		11/1/2022	Baa1	285	285,000	(b)
Main St Nat Gas–RBC	5.28% (MUNIPSA * 1 + .57%	)#	8/1/2048	Aa2	3,325	3,231,368
Matagorda Co Nav Dist–AEP TX Central	2.60%		11/1/2029	A-	725	711,972
MI Strategic Fd–Waste Mgmt AMT	2.85%	#(a)	8/1/2027	A-	1,000	1,010,590
Mission Econ Dev Corp–Natgasoline AMT†	4.625%		10/1/2031	BB-	3,125	3,198,062
MSR Energy Auth–Citi	6.125%		11/1/2029	BBB+	270	326,176
Nez Perce Co Poll Ctl–Potlatch	2.75%		10/1/2024	BBB-	2,835	2,733,479	(b)
NH Bus Fin Auth-United Illuminating	2.80%	#(a)	10/1/2033	A-	1,000	1,040,110
NH Fin Auth–Casella Waste AMT†	2.95%	#(a)	4/1/2029	B	2,300	2,067,148
NH National Fin Auth–Covanta AMT†	4.00%		11/1/2027	B1	1,025	998,780
NH National Fin Auth–Hsg Sec	4.125%		1/20/2034	NR	2,919	3,090,610

102	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Corporate-Backed (continued)
Niagara Area Dev Corp–Covanta†	3.50%		11/1/2024	B1	$2,100	$2,029,083
NJ EDA–Continental Airlines AMT	5.125%		9/15/2023	BB-	500	500,000
NJ EDA–Continental Airlines AMT	5.25%		9/15/2029	BB-	1,750	1,741,250
NJ EDA–Continental Airlines AMT	5.50%		4/1/2028	BB-	115	114,606
NJ EDA–Continental Airlines AMT	5.625%		11/15/2030	BB-	2,200	2,189,022
NJ EDA–Goethals Brdg AMT	5.25%		1/1/2025	A2	160	171,312
NTL Fin Auth–Waste Mgmt AMT	2.15%	#(a)	7/1/2027	A-	3,160	3,053,571
NY Env Facs–Casella Waste AMT†	2.875%	#(a)	12/1/2044	B	1,500	1,335,600
NY Env Facs–Casella Waste AMT†	3.125%	#(a)	12/1/2044	B	3,000	2,837,280
NY Trans Dev Corp–American Airlines AMT	5.00%		8/1/2021	B	4,180	4,172,267
NY Trans Dev Corp–American Airlines AMT	5.00%		8/1/2031	B	3,555	3,545,615
NYC IDA–TRIPS AMT	5.00%		7/1/2022	BBB+	1,000	1,041,320
OH Air Dev Auth–AEP AMT	2.50%	#(a)	11/1/2042	BBB+	4,000	3,745,280
OH Air Dev Auth–AEP AMT	2.60%	#(a)	6/1/2041	BBB+	2,500	2,361,825
OH Air Dev Auth–OVEC	2.875%		2/1/2026	Ba1	700	654,234
OH Air Dev Auth–OVEC	3.25%		9/1/2029	Ba1	2,750	2,530,605
OH Air Quality–Pratt Paper AMT†	3.75%		1/15/2028	NR	450	444,294
OH St Wtr Dev Auth–US Steel	6.60%		5/1/2029	B-	200	180,814
PA Econ Dev Facs–Waste Mgmt AMT	2.15%	#(a)	7/1/2041	A-	1,000	966,320
Port Beaumont Nav Dis–Jefferson Rail AMT†	3.625%		1/1/2035	NR	4,100	3,470,609
Port Seattle IDC–Delta Airlines AMT	5.00%		4/1/2030	BB	1,200	1,192,548
Salem Co Poll Ctl–Chambers AMT	5.00%		12/1/2023	BBB	6,270	6,563,185
St Charles Parish–Valero Energy	4.00%	#(a)	12/1/2040	BBB	550	556,380
Tulsa Mun Arpt–American Airlines AMT	5.00%	#(a)	6/1/2035	B	400	398,296
Tuscaloosa IDA–Hunt Refining†	4.50%		5/1/2032	NR	4,955	4,732,174
Valparaiso Facs–Pratt Paper AMT	5.875%		1/1/2024	NR	300	305,265
Warren Co–Intl Paper	2.90%	#(a)	9/1/2032	BBB	750	763,200
Whiting Env Facs–BP AMT	5.00%	#(a)	12/1/2044	A1	500	546,820
Whiting Env Facs–BP AMT	5.00%	#(a)	11/1/2045	A1	1,170	1,224,393
WI PFA–American Dream†	5.00%		12/1/2027	NR	2,000	1,936,620
WI PFA–Celanese AMT	5.00%		12/1/2025	BBB	2,490	2,531,558
WI PFA–TRIPS AMT	5.00%		7/1/2022	BBB+	425	434,125
WI Pub Fin Auth–Celanese AMT	5.00%		1/1/2024	BBB	500	507,635
WI Pub Fin Auth Solid–Waste Mgmt AMT	2.00%	#(a)	7/1/2029	A-	1,500	1,499,295
Total						109,370,996

See Notes to Financial Statements.	103

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education 6.27%
AZ Edu Fac–Odyssey Prep†	4.00%		7/1/2029	BB-		$500	$453,275
AZ IDA–Academy of Math & Science Proj†	5.00%		7/1/2029	BB		750	781,305
CA Muni Fin–Julian Chtr Sch†	5.00%		3/1/2025	B+		250	249,023
CA Muni Fin Auth-William Jessup U	5.00%		8/1/2024	NR		735	774,381
CA Muni Fin Auth-William Jessup U	5.00%		8/1/2027	NR		100	106,818
Cap Trust Ed Facs–Advantage Charter Scho	4.00%		12/15/2024	Baa3		435	448,863
Cap Trust Ed Facs–Advantage Charter Scho	5.00%		12/15/2029	Baa3		400	435,968
Cap Trust Ed Facs–Renaissance Charter Advantage Academy of Hillsborough, Inc.†	4.00%		6/15/2029	NR		1,000	949,570
Chester Co Hlth & Ed–Immaculata Univ	5.00%		11/1/2022	BB-	(c)	630	635,128
Chicago Brd Ed	5.00%		12/1/2022	BB-		1,500	1,524,645
Clifton Higher Ed–Intl Ldrshp Sch	4.625%		8/15/2025	NR		100	104,140
CT Ed Facs–Univ of Hartford	5.00%		7/1/2029	BBB-		925	1,048,451
FL HI Ed–Jacksonville Univ†	4.50%		6/1/2033	NR		1,500	1,438,425
FL Hi Ed–Saint Leo Univ	5.00%		3/1/2029	BBB-		1,635	1,837,560
Frederick Co Ed Fac–Mount St Mary’s Univ†	5.00%		9/1/2027	BB+		2,250	2,350,148
IL Fin Auth–IL Inst of Tech	5.00%		9/1/2023	Baa3		500	532,260
IL Fin Auth–IL Inst of Tech	5.00%		9/1/2024	Baa3		500	539,630
IL Fin Auth–IL Inst of Tech	5.00%		9/1/2025	Baa3		600	654,714
IL Fin Auth–IL Inst of Tech	5.00%		9/1/2026	Baa3		750	825,000	(b)
MA DFA–Emerson Clg	5.00%		1/1/2024	BBB+		500	550,990
Marietta Dev Auth–Life Univ†	5.00%		11/1/2027	Ba3		2,000	2,088,060
Multnomah Co Hsp Facs–Mirabella	5.00%		10/1/2024	NR		200	207,640
NY Dorm–Pace Univ	4.00%		5/1/2022	BBB-		245	247,413
NY Dorm–Pace Univ	5.00%		5/1/2021	BBB-		530	552,488
NY Dorm–Yeshiva Univ	4.00%		11/1/2025	B3		175	175,261
NY Dorm–Yeshiva Univ	4.00%		11/1/2026	B3		145	144,913
NY Dorm–Yeshiva Univ	5.00%		11/1/2021	B3		685	698,529
NY Dorm–Yeshiva Univ	5.00%		9/1/2028	BBB-		595	595,393
NYC IDA–Yankee Stadium (FGIC)	3.377% (CPI Based	)#	3/1/2027	Baa1		2,235	2,249,371
OH Hgr Ed Facs–Dayton Univ (AMBAC)	2.811% (CPI Based	)#	12/1/2022	A+		1,865	1,910,170
Pima IDA–American Leadership Acad†	4.00%		6/15/2022	NR		1,405	1,383,700
WI PFA–Roseman University†	3.00%		4/1/2025	BB		425	411,349
WI PFA–Roseman University†	5.00%		4/1/2030	BB		500	537,495
WI PFA–Ultimate Medical Academy†	5.00%		10/1/2028	BB		2,000	2,309,540	(b)
Total							29,751,616

104	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Financial Services 1.13%
MA Ed Fin Auth AMT	5.00%	7/1/2025	AA	$2,000	$2,315,960
NJ Higher Ed Assistance Auth AMT	3.35%	12/1/2029	Aaa	2,860	3,027,939
Total					5,343,899

General Obligation 10.48%
Academical Village CCD	3.25%	5/1/2031	NR	765	700,549
Academical Village CDD	2.875%	5/1/2025	NR	500	483,070
Atlantic City GO (BAM)	5.00%	3/1/2022	AA	245	260,685
Chicago Brd Ed	Zero Coupon	12/1/2025	BB-	1,000	812,980
Chicago Brd Ed	4.00%	12/1/2020	BB-	1,650	1,652,293
Chicago Brd Ed	4.00%	12/1/2022	BB-	1,175	1,165,059
Chicago Brd Ed	4.00%	12/1/2022	BB-	1,290	1,279,087
Chicago Brd Ed	5.00%	12/1/2022	BB-	1,830	1,860,067
Chicago Brd Ed	5.00%	12/1/2023	BB-	1,670	1,703,701
Chicago Brd Ed	5.00%	12/1/2024	BB-	2,000	2,046,940
Chicago Brd Ed	5.00%	12/1/2027	BB-	1,500	1,546,110
Chicago Brd Ed	5.00%	12/1/2031	BB-	105	105,215
Chicago Brd Ed	7.00%	12/1/2026	BB-	100	112,800
Chicago Brd Ed (AGM)	5.00%	12/1/2027	AA	1,000	1,200,800
Chicago Brd Ed (NPFGC)(FGIC)	Zero Coupon	12/1/2026	Baa2	1,585	1,256,303
Chicago GO	4.00%	1/1/2022	BBB+	205	215,002
Chicago GO	5.00%	1/1/2024	BBB+	1,415	1,430,905
Chicago GO	5.00%	1/1/2024	BBB+	2,930	2,997,947
Chicago GO	5.00%	1/1/2026	BBB+	1,500	1,548,810
Chicago GO	5.00%	1/1/2028	BBB+	2,100	2,181,375
Chicago GO	5.25%	1/1/2022	BBB+	1,330	1,353,647
Chicago GO	5.50%	1/1/2033	BBB+	1,000	1,042,450
Cook Co GO	5.00%	11/15/2022	A+	335	344,015
Coralville GO	4.50%	6/1/2032	BB+	1,215	1,268,375	(b)
IL State GO	5.00%	4/1/2020	BBB-	565	565,000
IL State GO	5.00%	7/1/2020	BBB-	790	792,639
IL State GO	5.00%	7/1/2021	BBB-	835	849,187
IL State GO	5.00%	11/1/2021	BBB-	3,300	3,370,785
IL State GO	5.00%	11/1/2025	BBB-	2,000	2,112,420
IL State GO	5.00%	12/1/2026	Baa3	3,000	3,172,350
IL State GO	5.00%	11/1/2029	BBB-	1,085	1,124,754
New Haven GO	5.00%	8/1/2025	BBB+	580	631,922
Philadelphia Sch Dist	5.00%	9/1/2025	A2	200	236,678

See Notes to Financial Statements.	105

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)
PR Comwlth GO(d)	4.00%		7/1/2021	Ca		$920	$566,950
PR Comwlth GO(d)	5.00%		7/1/2041	Ca		1,000	610,000
PR Comwlth GO(d)	5.50%		7/1/2017	NR		110	73,287
PR Comwlth GO(d)	5.50%		7/1/2019	NR		265	176,556
PR Comwlth GO(d)	8.00%		7/1/2035	Ca		3,000	1,807,500
PR Comwlth GO (AGC)	2.784% (CPI Based	)#	7/1/2020	AA		325	324,477
PR Comwlth GO (AMBAC)	4.50%		7/1/2023	Ca		670	670,268
PR Comwlth GO (NPFGC)(FGIC)	5.50%		7/1/2020	Baa2		230	231,083
PR Elec Pwr Auth (NPFGC)(FGIC)	5.25%		7/1/2023	Baa2		1,690	1,739,601
PR Pub Bldg Auth (NPFGC)(FGIC) GTD	6.00%		7/1/2023	Baa2		1,500	1,577,790
PR Pub Bldg Auth GTD(d)	5.50%		7/1/2023	Ca		55	44,962
PR Pub Bldg Auth GTD(d)	5.50%		7/1/2027	Ca		245	203,656
VT EDA–Casella Waste AMT†	4.625%	#(a)	4/1/2036	B		250	256,645
Total							49,706,695

Health Care 19.19%
Antelope Valley Hlth	5.00%		3/1/2021	Ba3		55	56,436
Atlanta Dev Auth–Georgia Proton Ctr	6.00%		1/1/2023	NR		2,000	2,044,400
Atlantic Beach Hlth Facs–Fleet Landing	5.00%		11/15/2028	BBB	(c)	500	518,205
AZ St Hlth Facs-Banner Health	2.089% (3 Mo. LIBOR * .67 + .81%	)#	1/1/2037	AA-		3,405	3,295,053
Berks Co IDA–Tower Hlth	4.00%		11/1/2032	BBB+		1,400	1,560,272
Berks Co IDA–Tower Hlth	4.00%		11/1/2033	BBB+		1,395	1,550,891
Berks Co IDA–Tower Hlth	5.00%		2/1/2029	BBB+		500	625,235	(b)
Berks Co IDA–Tower Hlth	5.00%		2/1/2030	BBB+		460	585,654	(b)
Berks Co IDA–Tower Hlth	5.00%		2/1/2031	BBB+		400	512,660
Berks Co IDA–Tower Hlth	5.00%		2/1/2032	BBB+		250	323,212
Berks Co IDA–Tower Hlth	5.00%	#(a)	2/1/2040	BBB+		1,710	1,908,822
Blaine Sr Hsg & Hlthcare–Crest View	5.125%		7/1/2025	NR		275	256,877
Botetourt Co–Glebe	4.75%		7/1/2023	NR		225	226,494
CA Stwde–Daughters of Charity	5.50%		7/1/2022	NR		105	98,656	(b)
CA Stwde–Daughters of Charity	5.75%		7/1/2024	NR		655	599,679	(b)
CA Stwde–Loma Linda Univ Med†	5.00%		12/1/2031	BB-		1,000	1,116,960
CA Stwde–Loma Linda Univ Med Ctr†	5.00%		12/1/2025	BB-		1,000	1,144,730
CA Stwde–Loma Linda Univ Med Ctr†	5.00%		12/1/2026	BB-		1,070	1,243,340
CA Stwde–Loma Linda Univ Med Ctr†	5.00%		12/1/2028	BB-		275	318,068
CA Stwde–Loma Linda Univ Med Ctr	5.25%		12/1/2029	BB-		1,000	1,126,020
Calcasieu Parish Hsp–Lake Charles Mem	5.00%		12/1/2027	BB+		500	590,710

106	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
Calcasieu Parish Hsp–Lake Charles Mem	5.00%	12/1/2034	BB+		$1,000	$1,180,500
Calcasieu Parish Hsp Rev-Lake Charles Mem	5.00%	12/1/2028	BB+		1,600	1,911,600
City of Atlantic Beach Fl–Fleet Landing	3.00%	11/15/2023	BBB	(c)	1,000	980,120
City of Oroville-Oroville Hsp	5.00%	4/1/2026	BB+		1,255	1,445,785
City of Oroville-Oroville Hsp	5.00%	4/1/2029	BB+		900	1,084,932
CO Hlt Facs–Christian Living	4.00%	1/1/2027	NR		200	199,404	(b)
CO Hlt Facs–Christian Living	4.00%	1/1/2028	NR		245	242,893	(b)
CO Hlth Facs–Fraiser Meadows	5.00%	5/15/2021	BB+	(c)	810	812,576
CT Hlth & Ed–Griffin Hosp†	5.00%	7/1/2032	BB+		740	882,295
Cuyahoga Co Hsp–Metrohealth	5.00%	2/15/2023	Baa3		1,500	1,621,965
Cuyahoga Co Hsp–Metrohealth	5.00%	2/15/2028	NR		500	571,585
Cuyahoga Co Hsp–Metrohealth	5.00%	2/15/2030	NR		1,900	2,135,904
Dev Auth of Floyd Cnty–Spires at Berry	5.50%	12/1/2028	NR		1,000	941,390
Franklin Co IDA–Menno-Haven	5.00%	12/1/2026	NR		500	502,780
Fruita CO Hlth–Canyons Hosp & Med Centr†	5.375%	1/1/2033	NR		2,000	2,275,940	(b)
Fulton Co–Canterbury Court†	3.00%	4/1/2024	NR		2,025	1,902,285
Fulton Co Med Ctr	4.00%	7/1/2028	NR		100	102,037	(b)
Glendale IDA–Beatitudes	4.00%	11/15/2027	NR		385	358,520
Glendale IDA–Beatitudes	5.00%	11/15/2023	NR		1,715	1,722,786
Guadalupe Co–Seguin City Hospital	4.00%	12/1/2026	BB		350	369,999
Guadalupe Co–Seguin City Hospital	5.00%	12/1/2022	BB		250	264,560
Guadalupe Co–Seguin City Hospital	5.00%	12/1/2023	BB		1,280	1,378,266
Hanover Co EDA–Covenant Woods	3.625%	7/1/2028	NR		575	524,256
Howard Co Retmt Cmnty–Vantage House	5.00%	4/1/2021	NR		90	90,380
Howard Co Retmt Cmnty–Vantage House	5.00%	4/1/2021	NR		164	164,686
IA Fin Auth–Lifespace	2.875%	5/15/2049	BBB	(c)	500	484,530
ID HFA–Madison Mem Hosp	5.00%	9/1/2023	BB+		1,795	1,958,973
ID HFA–Madison Mem Hosp	5.00%	9/1/2029	BB+		710	813,277
IL Fin Auth–Plymouth Place	5.00%	5/15/2025	BB+	(c)	125	129,035
IL Fin Auth–Three Crowns Park	3.25%	2/15/2022	NR		255	247,781
Illinois Finance Authority	5.00%	11/1/2028	NR		1,745	1,753,393
King Co Pub Hsp–Snoqualmie Vly Hsp	5.00%	12/1/2025	NR		100	103,883
Kirkwood IDA–Aberdeen Hts	5.00%	5/15/2022	BB	(c)	800	816,392
Kirkwood IDA–Aberdeen Hts	5.25%	5/15/2028	BB	(c)	1,135	1,201,897
Kirkwood IDA–Aberdeen Hts	8.00%	5/15/2021	NR		185	186,391
Lancaster Co Hosp Auth–Bretheren Village	5.00%	7/1/2023	BB+	(c)	700	701,400
Lenexa KS Hlth Facs–Lakeview Village	5.00%	5/15/2024	BB+	(c)	1,895	1,971,350

See Notes to Financial Statements.	107

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
MA Hlth & Edu Facs–Trinity Hlth	1.953% (3 Mo. LIBOR * .67 + .82%	)#	11/15/2032	AA-		$1,755	$1,747,541
MD Hlth & HI Ed–Adventist	5.00%		1/1/2021	Baa3		600	615,624
ME Hlth & Hi Ed–MaineGeneral Hlth	7.50%		7/1/2032	Ba3		475	508,397
Mesquite Hlth–Christian Care Ctrs	5.00%		2/15/2026	BB-	(c)	1,000	933,700
Monroe Co–St. Ann’s	4.00%		1/1/2030	NR		750	681,810
Montgomery Co IDA–Einstein Hlthcare	5.00%		1/15/2022	Ba1		250	264,382
Montgomery Co IDA–Trinity Health	1.963% (3 Mo. LIBOR * .67 + .83%	)#	11/15/2034	AA-		1,400	1,388,338
Muskingum Co Hsp–Genesis Hlthcare	4.00%		2/15/2023	BB+		1,500	1,579,110
Muskingum Co Hsp–Genesis Hlthcare	5.00%		2/15/2021	BB+		275	281,996
NC Med Care–Sharon Towers	4.00%		7/1/2029	NR		1,970	2,055,084
New Hope Cult Ed Facs–Carillon	3.00%		7/1/2020	NR		585	582,046
New Hope Cult Ed Facs–Carillon	4.00%		7/1/2028	NR		2,620	2,358,812
New Hope Cultural–Wesleyan Homes	3.00%		1/1/2024	NR		280	259,437	(b)
New Hope Cultural–Wesleyan Homes	4.00%		1/1/2029	NR		470	423,963	(b)
NJ EDA–Lions Gate	4.375%		1/1/2024	NR		700	691,516
NJ Hlth–St Peters Univ Hsp	5.00%		7/1/2021	BB+		225	228,251
NJ Hlth–St Peters Univ Hsp	5.75%		7/1/2037	BB+		160	160,226
Norfolk Redev & Hsg Auth–Harbor’s Edge	4.00%		1/1/2025	NR		1,650	1,633,054
NY Dorm–Orange Reg Med Ctr†	5.00%		12/1/2022	BBB-		200	217,128
NY Dorm–Orange Reg Med Ctr†	5.00%		12/1/2022	BBB-		500	542,820
Oconee CO IDA–Westminster Pres Vlg Proj	5.50%		12/1/2028	NR		2,000	1,885,320	(b)
OK DFA–OU Med	5.00%		8/15/2022	Baa3		235	252,557
OK DFA–OU Med	5.00%		8/15/2023	Baa3		340	375,452
OU MedOK DFA OK DFA–OU Med	5.00%		8/15/2024	Baa3		1,400	1,586,494
Palomar Health	5.00%		11/1/2031	BBB		750	876,000
Philadelphia Hsps–Temple Univ Hlth	5.00%		7/1/2023	BBB-		1,000	1,086,780
Philadelphia Hsps–Temple Univ Hlth	5.00%		7/1/2029	BBB-		2,185	2,416,348
Red River Hlth–Methodist Ret Cmnty	6.75%		11/15/2024	NR		100	107,505
Roanoke Co EDA–Richfield Living II	4.30%		9/1/2030	NR		770	717,132
Rochester Hlth & Hsg–Homestead	5.00%		12/1/2025	NR		700	690,123
San Buenaventura–Cmnty Mem Hlth	8.00%		12/1/2026	BB		875	962,771
San Buenaventura–Cmnty Mem Hlth	8.00%		12/1/2031	BB		670	733,436
SC Jobs EDA–Hampton Regl Med	5.00%		11/1/2021	NR		670	698,783
SC Jobs EDA–Hampton Regl Med	5.00%		11/1/2022	NR		700	746,641
SC Jobs EDA–Hampton Regl Med	5.00%		11/1/2023	NR		740	802,989
SE Port Auth–Memorial Hlth	5.00%		12/1/2022	BB-	(c)	250	261,132

108	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
SE Port Auth–Memorial Hlth	5.00%		12/1/2023	BB-	(c)	$100	$109,172
Seminole Co–Legacy Pointe	5.00%		11/15/2029	NR		1,000	877,040
Shelby Co–Farms at Bailey Station	4.00%		12/1/2026	NR		630	598,405
Tarrant Co Cultural–Buckingham(d)	4.50%		11/15/2021	NR		695	486,500
Tulsa Co Industrial Auth–Montereau	5.00%		11/15/2023	BBB-	(c)	230	239,478
WA Hsg–Transforming Age†	2.375%		1/1/2026	BB	(c)	425	380,294
Waverly Hlth Ctr	2.50%		12/31/2022	NR		800	803,808
Wesley Enhanced Living & Sub Organizations	5.00%		7/1/2031	BB	(c)	200	203,020
WI Hlth & Ed–American Baptist	3.50%		8/1/2022	NR		615	597,669
WI Hlth & Ed–American Baptist	4.375%		8/1/2027	NR		225	213,923
WI Hlth Fac Auth–St. Camillus	5.00%		11/1/2026	NR		355	367,042
WI Hlth Fac Auth–St. Camillus	5.00%		11/1/2027	NR		375	387,645
WI PFA–Bancroft Neuro†	4.00%		6/1/2020	NR		635	634,492
Total							90,989,306

Housing 3.01%
CA HFA–MFH	4.00%		3/20/2033	BBB+		847	899,860
CA Stwde–College of the Arts Student Hsg†	5.00%		7/1/2024	BB+		500	517,040
Ca Stwde–Lancer Student Hsg†	3.00%		6/1/2029	NR		750	688,560
MA DFA–Newbridge†	3.50%		10/1/2022	BB+	(c)	600	591,258
MD EDC–Bowie State Std Hsg	4.00%		7/1/2028	BBB-		200	211,988
MD EDC–Bowie State Std Hsg	4.00%		7/1/2029	BBB-		270	286,672
MD EDC–Bowie State Std Hsg	4.00%		7/1/2030	BBB-		280	296,366
MD EDC–Bowie State Std Hsg	4.00%		7/1/2031	BBB-		290	304,860
MD EDC–Bowie State Std Hsg	4.00%		7/1/2032	BBB-		300	313,746
Montgomery Co Hsg	4.00%		7/1/2048	Aa2		765	812,392
NC State Hsg Fin Agy	4.00%		7/1/2047	AA+		770	816,369
NJ Hsg and Mtg Fin Auth	4.50%		10/1/2048	AA		1,235	1,357,994
NYC HDC	2.85%		11/1/2031	AA+		1,215	1,259,433
NYC IDA–Yankee Stadium (FGIC)	3.307% (CPI Based	)#	3/1/2021	Baa1		655	659,677
PA Hsg Fin Auth AMT	4.00%		4/1/2039	AA+		735	770,500
Phoenix IDA–ASU Std Hsg	5.00%		7/1/2026	Baa3		640	724,742
Phoenix IDA–ASU Std Hsg	5.00%		7/1/2028	Baa3		240	274,116
Phoenix IDA–ASU Std Hsg	5.00%		7/1/2029	Baa3		300	345,195
Phoenix IDA–ASU Std Hsg	5.00%		7/1/2030	Baa3		225	257,117
Roanoke Co EDA–Richfield Living	4.25%		9/1/2024	NR		1,555	1,540,150
Roanoke Co EDA–Richfield Living	4.75%		9/1/2029	NR		1,335	1,322,958
Total							14,250,993

See Notes to Financial Statements.	109

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Lease Obligations 4.40%
Aviation Station North Met Dist	4.00%		12/1/2029	NR		$500	$459,855
KY Ppty & Bldgs Commn–Proj #112	5.00%		11/1/2024	A1		1,000	1,154,860
NJ EDA–Sch Facs	5.00%		3/1/2023	BBB+		2,005	2,104,167
NJ EDA–Sch Facs	5.00%		6/15/2023	BBB+		3,415	3,599,068
NJ EDA–Sch Facs	5.50%		9/1/2021	BBB+		320	328,202
NJ EDA–Sch Facs	5.96% (MUNIPSA * 1 + 1.25%	)#	9/1/2025	BBB+		2,030	2,030,203
NJ EDA–Sch Facs	6.26% (MUNIPSA * 1 + 1.55%	)#	9/1/2027	BBB+		430	433,483	(b)
NJ EDA–Transit	5.00%		11/1/2033	BBB+		2,000	2,161,120
NJ Trans Trust Fund	5.00%		12/15/2023	BBB+		1,000	1,061,570
NJ Trans Trust Fund	5.00%		12/15/2026	BBB+		3,300	3,611,949
NJ Trans Trust Fund	5.00%		12/15/2028	BBB+		2,265	2,510,934
NJ Trans Trust Fund	5.00%		6/15/2033	BBB+		1,000	1,075,520
PA COPS	5.00%		7/1/2024	A2		300	342,888
Total							20,873,819

Other Revenue 5.33%
Arlington Hi Ed Fin Corp–Newman Intl Acad	4.375%		8/15/2026	NR		285	276,943
AZ IDA–Academy of Math & Science†	4.00%		7/1/2029	BB		400	388,524
AZ IDA–Basis Schools†	5.00%		7/1/2026	BB		500	503,850
CA Sch Fin Auth–Green Dot Charter†	5.00%		8/1/2025	BBB-		150	159,638
CA Sch Fin Auth–Green Dot Charter†	5.00%		8/1/2026	BBB-		150	160,506
CA Sch Fin Auth–Green Dot Charter†	5.00%		8/1/2027	BBB-		160	172,258
Cap Trust Agy–Franklin Academy†	4.00%		12/15/2023	NR		370	375,073
Cap Trust Agy–Franklin Academy†	4.00%		12/15/2024	NR		385	389,427
Cap Trust Agy–Franklin Academy†	4.00%		12/15/2025	NR		300	302,730
Cap Trust Agy–Franklin Academy†	5.00%		12/15/2026	NR		300	316,341
Cap Trust Agy–Franklin Academy†	5.00%		12/15/2027	NR		330	345,361
Cap Trust Agy–Franklin Academy†	5.00%		12/15/2028	NR		345	358,541
Cap Trust Agy–Franklin Academy†	5.00%		12/15/2029	NR		365	376,081
Chester Co IDA–Collegium Charter Sch	3.70%		10/15/2022	BB		1,000	978,910
Cleveland Co Port Auth–Playhouse Sq	5.00%		12/1/2028	BB+		1,450	1,528,561
Clifton Higher Ed–Intl Ldrshp Sch	5.25%		8/15/2026	NR		1,600	1,725,344
Clifton Higher Ed–Intl Ldrshp Sch	5.25%		8/15/2028	NR		1,915	2,051,520
FL DFC–FL Charter Foundation†	4.00%		7/15/2026	NR		750	726,870
FL DFC–Renaissance Chtr Sch†	5.00%		6/15/2025	NR		130	132,075
FL DFC–Renaissance Chtr Sch	7.00%		6/15/2026	B+	(c)	1,610	1,721,138
FL DFC–Renaissance Chtr Sch	7.625%		6/15/2041	B+	(c)	250	269,118
Florence Twn IDA–Legacy Trad Sch	5.00%		7/1/2023	Ba2		165	167,582

110	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)
Houston Hi Ed–Cosmos Fndtn	4.00%		2/15/2022	BBB	$265	$273,499
Houston Hi Ed–Cosmos Fndtn	5.875%		5/15/2021	BBB	285	292,091
Jefferson Parish Econ Dev Dist–Kenner†	4.80%		6/15/2029	NR	2,000	2,022,160
Lowndes Co Poll Ctl–Weyerhaeuser	6.80%		4/1/2022	BBB	2,270	2,414,622
Main St Nat Gas–Macquarie	5.00%		5/15/2026	A3	1,000	1,097,040
Main St Nat Gas–Ml	5.00%		3/15/2022	A2	1,050	1,101,166
Maricopa Co–Legacy Schools†	4.00%		7/1/2029	Ba2	500	476,130
Maricopa Co IDA–Paradise Schools†	2.875%		7/1/2021	BB+	260	255,817
MD EDC–Chesapeake Bay Hyatt(d)	5.00%		12/1/2031	NR	1,500	1,042,500
Phoenix IDA–Basis Schs†	3.00%		7/1/2020	BB	60	59,785
Phoenix IDA–Legacy Tradtl Schs†	3.00%		7/1/2020	Ba2	95	94,783
Salt Verde Fin Corp–Citi	5.25%		12/1/2023	A3	235	257,739
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2022	A3	1,715	1,801,093
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2027	A3	250	260,920
UT Charter Sch Fin Auth–Freedom Academy†	3.625%		6/15/2021	NR	240	236,813
Yonkers EDC–Charter Sch Ed Excellence	6.00%		10/15/2030	BB	165	167,054
Total						25,279,603

Special Tax 3.60%
Allentown Neighborhood Impt†	5.00%		5/1/2022	Ba3	1,550	1,582,147
Allentown Neighborhood Impt†	5.00%		5/1/2023	Ba3	250	256,878
Allentown Neighborhood Impt†	5.00%		5/1/2027	Ba3	1,250	1,313,987
Allentown Neighborhood Impt†	5.00%		5/1/2028	NR	2,000	2,041,220
Allentown Neighborhood Impt†	5.00%		5/1/2032	Ba3	1,000	1,026,930
Allentown Neighborhood Impt†	5.00%		5/1/2033	Ba3	100	102,874
Berkeley Co–Nexton Imp Dist	4.00%		11/1/2030	NR	425	385,496
Celebration Pointe CDD†	4.00%		5/1/2022	NR	185	185,512
MD Special Tax–Brunswick Crossing	3.00%		7/1/2024	NR	880	848,910
MD Special Tax–Brunswick Crossing	4.00%		7/1/2029	NR	275	267,110
North Las Vegas Special Improv Dist–Vall	3.50%		6/1/2023	NR	110	108,376
North Las Vegas Special Improv Dist–Vall	3.50%		6/1/2024	NR	120	117,085	(b)
North Las Vegas Special Improv Dist–Vall	3.75%		6/1/2025	NR	150	146,685	(b)
Nthrn Palm Bch Co Impt Dist	3.25%		8/1/2022	NR	580	577,280
NYC IDA–Yankee Stadium (FGIC)	3.357% (CPI Based	)#	3/1/2025	Baa1	1,360	1,381,434
NYC IDA–Yankee Stadium (NPFGC)(FGIC)	3.367% (CPI Based	)#	3/1/2026	Baa1	1,200	1,214,976
Peninsula Town Center†	4.00%		9/1/2023	NR	220	221,305

See Notes to Financial Statements.	111

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)
Peninsula Town Center†	4.50%	9/1/2028	NR	$680	$697,048	(b)
River Islands PFA–CFD 2003	5.375%	9/1/2031	NR	1,000	1,072,180
Scranton RDA GTD	5.00%	11/15/2021	BB+	905	905,923
Scranton RDA GTD	5.00%	11/15/2028	BB+	255	243,795
Southlands Met Dist #1	3.00%	12/1/2022	Ba1	92	90,379
Village CDD #12	2.875%	5/1/2021	NR	165	165,012
Village CDD #12†	3.25%	5/1/2023	NR	500	500,090
Village CDD #13	2.625%	5/1/2024	NR	250	244,350
Village CDD #13	3.00%	5/1/2029	NR	500	474,550
West Villages Unit #7	4.00%	5/1/2024	NR	400	399,632
West Villages Unit #7	4.25%	5/1/2029	NR	500	499,610	(b)
Total					17,070,774

Tax Revenue 2.76%
American Samoa GO†	6.50%	9/1/2028	Ba3	1,000	1,154,720	(b)
Casino Reinv Dev Auth	5.00%	11/1/2020	BBB+	520	524,456
Casino Reinv Dev Auth	5.00%	11/1/2022	BBB+	350	361,578
City of Sparks–Legends at Sparks Marina†	2.50%	6/15/2024	Ba2	150	145,151
City of Sparks–Legends at Sparks Marina†	2.75%	6/15/2028	Ba2	1,300	1,213,264
Gtr Wenatchee Regl Events Ctr	4.125%	9/1/2021	NR	485	476,416
Met Pier & Expo Auth–McCormick Place	5.00%	12/15/2020	BBB	840	844,729
Met Pier & Expo Auth–McCormick Place	5.00%	12/15/2022	BBB	1,275	1,295,948
Met Pier & Expo Auth–McCormick Place (NPFGC) (FGIC)	5.50%	12/15/2023	BBB	440	464,275
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	4,983	3,454,465
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	479	298,479
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	48	26,620
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	55	9,773
PR Corp Sales Tax	4.329%	7/1/2040	NR	27	24,869
PR Corp Sales Tax	4.50%	7/1/2034	NR	2,720	2,732,920
PR Corp Sales Tax	4.536%	7/1/2053	NR	1	910
PR Corp Sales Tax	4.55%	7/1/2040	NR	3	2,848
PR Corp Sales Tax	4.75%	7/1/2053	NR	19	17,939
PR Corp Sales Tax	4.784%	7/1/2058	NR	11	10,329
PR Corp Sales Tax	5.00%	7/1/2058	NR	49	47,773
Total					13,107,462

112	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tobacco 3.55%
CA Co Tobacco Sec–LA Co	5.45%		6/1/2028	B2		$1,000	$1,000,030
Golden St Tobacco	5.30%		6/1/2037	B-		840	842,655
MI Tob Settlement	5.125%		6/1/2022	B-		1,095	1,095,843
MI Tob Settlement	5.25%		6/1/2022	B-		30	30,025
Nassau Co Tobacco	5.25%		6/1/2026	B-		1,540	1,453,421	(b)
PA Tob Settlement	5.00%		6/1/2023	A1		760	834,130
San Diego Tobacco Settlement	4.00%		6/1/2032	BBB		100	94,255
SD Edu Enhancement Fding Corp	5.00%		6/1/2024	A		775	853,198
Suffolk Tobacco Asset Sec Corp	5.375%		6/1/2028	NR		3,575	3,579,397	(b)
TSASC	5.00%		6/1/2022	BBB		4,400	4,571,776
TSASC	5.00%		6/1/2023	B-		2,000	2,095,740
TSASC	5.00%		6/1/2032	A-		360	397,843
Total							16,848,313

Transportation 6.73%
Bay Area Toll Auth	5.96% (MUNIPSA * 1 + 1.25%	)#	4/1/2036	AA		3,750	3,931,650
CA Muni Fin–LINXS AMT	5.00%		12/31/2034	BBB-	(c)	500	546,775
Houston Arpt–Continental Airlines AMT	4.50%		7/1/2020	BB-		1,600	1,600,000
Houston Arpt–Continental Airlines AMT	4.75%		7/1/2024	BB-		3,405	3,347,013
Houston Arpt–United Airlines AMT	5.00%		7/15/2028	BB-		1,000	996,570
Houston Arpt–United Airlines AMT	5.00%		7/15/2035	BB-		2,450	2,413,789
IL State GO	5.00%		11/1/2027	BBB-		2,880	3,001,306
MD EDC–CNX Marine Terminals	5.75%		9/1/2025	BB-		3,500	3,528,420
MD EDC–Maryland Port	5.125%		6/1/2020	NR		185	186,054
Met Airpt Auth–Dulles Metrorail (AGC)	Zero Coupon		10/1/2029	AA		235	191,953
Met Airpt Auth–Dulles Metrorail (AGC)	Zero Coupon		10/1/2031	AA		220	169,198
Met Airpt Auth–Dulles Metrorail (AGC)	Zero Coupon		10/1/2032	AA		250	186,695
NJ EDA–Port Newark AMT	5.00%		10/1/2021	Ba1		1,250	1,287,262
NY Trans Dev Corp–Delta AMT	5.00%		1/1/2024	Baa3		5,035	5,073,921
NY Trans Dev Corp–Delta AMT	5.00%		1/1/2028	Baa3		650	650,780
NY Trans Dev Corp–Delta AMT	5.00%		1/1/2031	Baa3		500	498,730
NY Trans Dev Corp–LaGuardia Airport AMT	4.00%		7/1/2032	Baa3		730	714,582
NY Trans Dev Corp–TOGA AMT	5.00%		1/1/2023	Baa2		1,000	1,024,910
Osceola Parkway	5.00%		10/1/2029	BBB+		450	568,827
PR Hwy & Trans Auth (AGC)	4.00%		7/1/2020	AA		225	225,463
PR Hwy & Trans Auth (AMBAC)	3.405% (CPI Based	)#	7/1/2028	C		1,980	1,757,250	(b)
Total							31,901,148

See Notes to Financial Statements.	113

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities 7.52%
Burke Co Dev–Oglethorpe Power	3.00%	#(a)	11/1/2045	A-		$1,535	$1,544,763
Charlotte County IDA–Babcock Ranch AMT†	5.00%		10/1/2029	NR		1,000	1,093,410	(b)
City of Rockport Poll Ctl–IN MI Pwr	3.05%		6/1/2025	A-		1,000	1,060,580
Clarion Co IDA–American Wtr AMT	2.45%	#(a)	12/1/2039	A+		1,000	1,048,040
HI Dept Budget–Hawaiian Electric AMT	3.10%		5/1/2026	Baa2		3,525	3,586,264
Jefferson Co Sewer	5.00%		10/1/2021	BBB		1,300	1,363,245
KY Muni Pwr–Prairie State Proj	3.45%	#(a)	9/1/2042	Baa1		850	880,039
Luzerne Co IDA–American Wtr AMT	2.45%	#(a)	12/1/2039	A+		1,200	1,267,440
Main St Nat Gas–Citibank	4.00%	#(a)	3/1/2050	A3		1,000	1,042,460
Northern CA Gas–Goldman Sachs	4.00%	#(a)	7/1/2049	A3		1,050	1,089,942
Northern CA Gas–Morgan Stanley	1.999% (3 Mo. LIBOR * .67 + .72%	)#	7/1/2027	A3		1,000	977,510
PR Aqueduct & Swr Auth	4.25%		7/1/2025	Ca		2,245	1,975,600
PR Aqueduct & Swr Auth	4.50%		7/1/2027	Ca		1,195	1,057,575
PR Aqueduct & Swr Auth	5.00%		7/1/2022	Ca		2,085	1,965,112
PR Elec Pwr Auth(d)	4.10%		7/1/2019	NR		240	161,400	(b)
PR Elec Pwr Auth(d)	4.25%		7/1/2020	D	(c)	970	681,425
PR Elec Pwr Auth(d)	5.00%		7/1/2018	NR		50	34,813	(b)
PR Elec Pwr Auth(d)	5.00%		7/1/2021	D	(c)	1,000	710,000
PR Elec Pwr Auth(d)	5.25%		7/1/2027	D	(c)	2,630	1,873,875
PR Elec Pwr Auth (AGM)	5.00%		7/1/2024	AA		145	145,983
PR Elec Pwr Auth (NPFGC)(FGIC)	5.00%		7/1/2021	Baa2		100	100,092
Prichard Wtr & Swr	2.25%		11/1/2027	BBB+		420	414,179
Prichard Wtr & Swr	2.375%		11/1/2028	BBB+		1,305	1,293,151
SE AL Gas Dist–Goldman Sachs	4.00%	#(a)	4/1/2049	A3		1,530	1,578,333
TEAC–Goldman Sachs	4.00%	#(a)	11/1/2049	A3		3,305	3,438,390
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2029	A3		1,800	1,869,912
WV EDA–Appalachian Pwr	2.625%	#(a)	12/1/2042	A-		750	755,932
WV EDA–Wheeling Pwr AMT	3.00%	#(a)	6/1/2037	A-		2,600	2,643,472
Total							35,652,937
Total Municipal Bonds (cost $473,715,388)							460,147,561

SHORT-TERM INVESTMENTS 2.50%

Municipal Bonds 0.47%

Transportation
Houston Arpt–United Airlines AMT	5.00%		7/15/2020	BB-		1,000	1,000,000
MTA NY	5.00%		5/15/2020	NR		1,250	1,250,175
Total Municipal Bonds (cost $2,251,980)							2,250,175

114	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2020

Investments	Interest Rate#	Interest Rate Reset Date(e)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Variable Rate Demand Notes 2.03%

General Obligation 0.36%
NYC GO	0.85%	4/1/2020	6/1/2044	Aa1	$1,700	$1,700,000

Health Care 1.27%
Shelby Co Hlth–Methodist Le Boneheur (AGM)	1.05%	4/1/2020	6/1/2042	AA	6,000	6,000,000

Utilities 0.40%
NYC Muni Water	0.72%	4/1/2020	6/15/2049	AA+	1,900	1,900,000
Total Variable Rate Demand Notes (cost $9,600,000)						9,600,000
Total Short-Term Investments (cost $11,851,980)						11,850,175
Total Investments in Securities 99.54% (cost $485,567,368)						471,997,736
Cash and Other Assets in Excess of Liabilities(f) 0.46%						2,189,649
Net Assets 100.00%						$474,187,385

AGC	Insured by–Assured Guarantee Corporation.
AGM	Insured by–Assured Guaranty Municipal Corporation.
AMBAC	Insured by–AMBAC Assurance Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
COP	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuates based on CPI.
FGIC	Insured by–Financial Guaranty Insurance Company.
GTD	Guaranteed.
LIBOR	London Interbank Offered Rate.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NPFGC	Insured by–National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by–Securities Industry and Financial Markets Association.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2020.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2020, the total value of Rule 144A securities was $70,085,495, which represents 14.78% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	This investment has been rated by Fitch IBCA.
(d)	Defaulted (non-income producing security).
(e)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(f)	Cash and Other Assets in Excess of Liabilities include net unrealized depreciation on open futures contracts:

See Notes to Financial Statements.	115

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2020

Open Futures Contracts at March 31, 2020:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	June 2020	48	Short	$(10,434,289)	$(10,578,375)	$(144,086)
U.S. 10-Year Treasury Note	June 2020	107	Short	(14,250,841)	(14,839,562)	(588,721)
Total Unrealized Depreciation on Open Futures Contracts						$(732,807)

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$–	$106,106,992	$3,264,004	$109,370,996
Education	–	26,617,076	3,134,540	29,751,616
General Obligation	–	48,438,320	1,268,375	49,706,695
Health Care	–	83,691,088	7,298,218	90,989,306
Lease Obligations	–	20,440,336	433,483	20,873,819
Special Tax	–	15,610,346	1,460,428	17,070,774
Tax Revenue	–	11,952,742	1,154,720	13,107,462
Tobacco	–	11,815,495	5,032,818	16,848,313
Transportation	–	30,143,898	1,757,250	31,901,148
Utilities	–	34,363,314	1,289,623	35,652,937
Remaining Industries	–	44,874,495	–	44,874,495
Short-Term Investments
Municipal Bonds	–	2,250,175	–	2,250,175
Variable Rate Demand Notes	–	9,600,000	–	9,600,000
Total	$–	$445,904,277	$26,093,459	$471,997,736
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(732,807)	–	–	(732,807)
Total	$(732,807)	$–	$–	$(732,807)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

116	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2020

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2019	$2,526,532
Accrued Discounts (Premiums)	(29,188)
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	(917,293)
Purchases	10,451,779
Sales	–
Transfers into Level 3	16,588,160
Transfers out of Level 3	(2,526,531)
Balance as of March 31, 2020	$26,093,459
Change in unrealized appreciation/depreciation for the period ended March 31, 2020, related to Level 3 investments held at March 31, 2020	$(917,293)

See Notes to Financial Statements.	117

Schedule of Investments (unaudited)

CALIFORNIA TAX FREE FUND March 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 96.93%

Corporate-Backed 3.25%
CA Fin Auth–United Airlines AMT	4.00%		7/15/2029	BB-	$2,430	$2,444,896
CA MFA–Waste Mgmt AMT	2.40%	#(a)	10/1/2044	A-	6,250	6,073,375
CA Poll Ctl–Poseidon Res AMT†	5.00%		11/21/2045	Baa3	4,410	4,347,025
CA Poll Ctl–Waste Mgmt AMT	4.30%		7/1/2040	A-	110	119,395
Long Beach Nat Gas–ML	5.00%		11/15/2029	A2	935	1,112,875
San Francisco Arpt–SFO Fuel AMT	5.00%		1/1/2038	A1	1,315	1,538,037
Total						15,635,603

Education 8.50%
CA Dev Auth–Culinary Institute	5.00%		7/1/2036	Baa2	400	432,400	(b)
CA Dev Auth–Culinary Institute	5.00%		7/1/2041	Baa2	380	407,208	(b)
CA Dev Auth–Culinary Institute	5.00%		7/1/2046	Baa2	900	958,932
CA Ed Fac Auth–Loyola Marymount Univ	5.00%		10/1/2048	A2	1,000	1,134,400
CA Ed Facs–ArtCenter College of Design	5.00%		12/1/2044	Baa1	1,500	1,644,975
CA Ed Facs–Chapman Univ	4.00%		4/1/2047	A2	1,800	1,859,904
CA Ed Facs–Chapman Univ	5.00%		4/1/2040	A2	1,000	1,093,270	(b)
CA Ed Facs–Loyola Marymount Univ (NPFGC)(FGIC)	Zero Coupon		10/1/2029	A2	550	452,639
CA Ed Facs–Loyola Marymount Univ (NPFGC)(FGIC)	Zero Coupon		10/1/2033	A2	1,670	1,214,040
CA Ed Facs–Santa Clara Univ	5.00%		4/1/2039	Aa3	1,000	1,146,110
CA Ed Facs–Stanford Univ	5.00%		5/1/2049	AAA	3,000	4,630,710
CA Ed Facs–Univ of San Francisco	5.00%		10/1/2037	A2	1,000	1,156,640
CA Ed Facs–Univ of San Francisco	5.00%		10/1/2053	A2	2,000	2,258,500
CA Fin Auth–Biola Univ	5.00%		10/1/2029	Baa1	330	353,664
CA Infra & Econ Dev–UCSF	5.00%		5/15/2047	AA	5,325	6,361,618
CA MFA–Univ of La Verne	5.00%		6/1/2043	A3	1,035	1,170,409
CA Muni Fin–Biola Univ	5.00%		10/1/2032	Baa1	400	445,396	(b)
CA Muni Fin–Emerson Clg	5.00%		1/1/2042	BBB+	3,090	3,482,646
CA Muni Fin–Julian Chtr Sch†	5.625%		3/1/2045	B+	500	466,125
CA Sch Fin Auth–Green Dot Schs†	5.00%		8/1/2045	NR	500	512,045
CA Sch Fin Auth–KIPP LA†	5.00%		7/1/2045	BBB	540	570,462
Ripon USD (BAM)	5.50%		8/1/2043	AA	1,000	1,228,340
Univ of CA	5.25%		5/15/2047	AA	2,000	2,412,800
Univ of CA	5.25%		5/15/2058	AA	2,500	3,053,225
University of San Diego	5.00%		10/1/2049	A1	2,000	2,467,480
Total						40,913,938

118	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation 20.87%
Albany CA USD	4.00%	8/1/2046	Aa3	$1,000	$1,097,610
Anaheim USD	3.00%	8/1/2038	Aa2	3,000	3,121,440
Banning Unified Sch Dist (AGM)	5.25%	8/1/2042	AA	1,115	1,343,051
Beverly Hills USD	3.00%	8/1/2044	Aaa	2,040	2,094,407
CA St GO	4.00%	10/1/2044	Aa2	1,805	2,073,440
CA State GO	3.00%	10/1/2033	Aa2	1,250	1,326,850
CA State GO	4.00%	9/1/2035	Aa2	1,145	1,284,701
CA State GO	5.00%	2/1/2032	Aa2	2,000	2,121,200
CA State GO	5.00%	4/1/2032	Aa2	2,200	3,012,394
CA State GO	5.00%	2/1/2033	Aa2	1,000	1,059,660
CA State GO	5.00%	8/1/2038	Aa2	1,565	1,858,766
CA State GO	5.25%	8/1/2032	Aa2	2,500	2,992,525
CA State GO	5.25%	10/1/2032	Aa2	4,000	4,243,040
CA State GO	5.25%	4/1/2035	Aa2	3,000	3,214,980
CA State GO	5.25%	10/1/2039	Aa2	500	595,400
CA State GO(c)	5.50%	3/1/2040	Aa2	1,785	1,790,016
Carlsbad USD	3.125%	8/1/2048	Aa1	1,000	1,036,590
Centinela UHSD (BAM)	4.00%	8/1/2052	AA	1,615	1,757,604
Centinela UHSD (BAM)	5.00%	8/1/2052	AA	2,000	2,382,880
Cupertino USD	2.50%	8/1/2033	Aa1	740	770,000
Del Mar USD	3.00%	8/1/2044	Aaa	2,775	2,866,908
Del Mar USD (BAM)	4.00%	9/1/2044	AA	1,700	1,927,987
Foothill De Anza CCD (AMBAC)	Zero Coupon	8/1/2034	AAA	2,500	1,775,250
Grossmont UHSD	5.00%	8/1/2043	Aa2	1,250	1,369,550
Grossmont UHSD (AGM)	Zero Coupon	6/1/2040	AA	2,000	830,940
Huntington Beach City SD	4.00%	8/1/2048	Aa1	1,000	1,095,010
Imperial Unified Sch Dist (BAM)	5.25%	8/1/2043	AA	2,000	2,405,520
Inglewood USD (BAM)	4.00%	8/1/2038	AA	575	642,873
Inglewood USD (BAM)	4.00%	8/1/2039	AA	1,000	1,116,210
Irvine Unified School District	4.00%	9/1/2042	Aa1	1,915	2,140,472
Irvine Unified School District	5.50%	9/1/2035	Aa1	1,060	1,367,252
Irvine USD–Spl Tax (BAM)	5.00%	9/1/2038	AA	1,000	1,139,840
Irvine USD–Spl Tax (BAM)	5.00%	9/1/2056	AA	1,000	1,181,400
Long Beach USD	3.00%	8/1/2037	Aa2	2,420	2,518,615
Marin Healthcare Dist	4.00%	8/1/2040	Aa2	1,000	1,110,390
New Haven USD	4.00%	8/1/2047	NR	2,415	2,662,272
Newport Mesa USD	Zero Coupon	8/1/2041	Aaa	1,325	641,671

See Notes to Financial Statements.	119

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
Newport-Mesa USD	Zero Coupon	8/1/2045	Aaa	$2,000	$814,240
North Orange CCD	2.75%	8/1/2036	AA+	2,000	2,082,800
Oceanside USD	4.00%	8/1/2048	Aa3	2,030	2,235,761
Orange USD	4.00%	8/1/2047	AA	1,000	1,114,990
Panama-Buena Vista USD (BAM)	2.625%	8/1/2037	AA	1,510	1,543,190
Perris UHSD (AGM)	3.00%	9/1/2044	AA	1,000	1,033,220
Pleasanton CA USD	3.00%	8/1/2042	Aa2	1,000	1,022,690
PR Comwlth GO(d)	6.00%	7/1/2039	Ca	2,000	1,360,000
San Benito HSD	Zero Coupon	8/1/2041	Aa3	1,640	765,421
San Benito HSD	Zero Coupon	8/1/2042	Aa3	1,795	798,631
San Benito HSD	Zero Coupon	8/1/2043	Aa3	2,600	1,103,544
San Diego USD	3.25%	7/1/2048	Aa2	1,000	1,044,380
San Francisco Arpt AMT	5.25%	5/1/2042	A+	1,000	1,148,220
San Francisco CCD	5.00%	6/15/2028	Aa3	1,000	1,170,870
San Gorgonio Mem Hlthcare Dist	5.00%	8/1/2032	Baa3	1,000	1,122,730
San Leandro Unified Sch Dist (BAM)	5.25%	8/1/2046	AA	1,750	2,093,490
San Rafael Elem Sch Dist	4.00%	8/1/2047	AA	1,000	1,093,960
San Rafael HSD	4.50%	8/1/2042	AA	1,150	1,341,555
San Rafeal HS	4.00%	8/1/2043	AA	1,500	1,688,130
Santa Ana USD	3.25%	8/1/2042	Aa3	500	526,425
Santa Barbara Unified Sch Dist	4.00%	8/1/2036	Aa1	750	849,315
Santa Barbara USD	4.00%	8/1/2044	Aa1	1,000	1,117,110
Santa Rita USD	2.50%	8/1/2031	AA-	1,235	1,282,794
Simi Valley USD	4.00%	8/1/2048	Aa2	600	660,816
Simi Valley GO	4.00%	8/1/2046	Aa2	1,065	1,174,961
Southwestern Community College Dist	Zero Coupon	8/1/2041	Aa2	1,100	642,378
Sweetwater UHSD (BAM)	5.00%	8/1/2027	AA	1,000	1,144,680
West Contra Costa USD	4.00%	8/1/2043	AA-	1,000	1,122,910
West Contra Costa USD	6.00%	8/1/2027	AA-	1,000	1,312,690
Total					100,380,615

Health Care 14.60%
Abag Fin Auth–Eskaton Pptys	5.00%	11/15/2035	BBB	1,000	1,046,380
Abag Fin Auth–Sharp Hlthcare	5.00%	8/1/2043	AA	1,000	1,092,270
Adventist Health System–West	5.00%	3/1/2048	A	2,750	3,279,760
Antelope Valley Hlth	5.25%	3/1/2036	Ba3	1,000	1,009,590
CA Fin AUth–Standord Hlth	4.00%	8/15/2050	AA-	1,000	1,101,090
CA Hlth–Childrens Hsp Los Angeles	5.00%	11/15/2029	BBB+	1,000	1,089,640

120	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
CA Hlth–Childrens Hsp Los Angeles	5.00%	8/15/2047	BBB+		$1,000	$1,169,870
CA Hlth–Childrens Hsp Orange Co	4.00%	11/1/2035	AA-		480	564,523
CA Hlth–Childrens Hsp Orange Co	5.00%	11/1/2033	AA-		1,300	1,692,483
CA Hlth–Childrens Hsp Orange Co	5.00%	11/1/2034	AA-		1,200	1,559,124
CA Hlth–Childrens Hsp Orange Co	5.25%	11/1/2035	AA-		2,000	2,119,160
CA Hlth–City of Hope	4.00%	11/15/2045	A+		4,620	5,244,947
CA Hlth–Providence St. Joes Hlth	4.00%	10/1/2047	AA-		2,115	2,300,697
CA Hlth–Rady Childrens Hsp	5.50%	8/15/2033	Aa3		2,000	2,113,860
CA Hlth–Sutter Hlth	4.00%	11/15/2042	AA-		1,715	1,942,426
CA Hlth Facs–Kaiser Permanente	5.00%	11/1/2047	AA-		1,000	1,571,860
CA Hlth Facs–Lucile Packard Hosp	5.00%	11/15/2056	A+		1,500	1,726,950
CA Muni Fin–Caritas Affordable Hsg	4.00%	8/15/2037	BBB		1,000	1,041,440
CA Muni Fin–Channing House	5.00%	5/15/2047	AA-		2,000	2,342,300
CA Muni Fin–Cmnty Med Ctrs	4.00%	2/1/2042	A-		1,120	1,175,866
CA Muni Fin–Cmnty Med Ctrs	5.00%	2/1/2040	A-		500	551,130
CA Muni Fin–Cmnty Med Ctrs	5.00%	2/1/2047	A-		2,000	2,218,140
CA Statewide–Beverly	5.00%	2/1/2035	BBB-		1,250	1,389,975
CA Stwde–Adventist Health West	3.00%	3/1/2039	A		2,905	2,940,644
CA Stwde–American Baptist	5.00%	10/1/2045	A-	(e)	1,000	1,091,590
CA Stwde–Daughters of Charity	5.50%	7/1/2039	NR		460	368,998
CA Stwde–Henry Mayo Mem Hsp (AGM)	5.25%	10/1/2043	AA		775	873,162
CA Stwde–Huntington Memorial Hosp	4.00%	7/1/2048	A-		1,000	1,080,350
CA Stwde–John Muir Hlth	4.00%	12/1/2057	A+		1,000	1,041,550
CA Stwde–Loma Linda Univ Med Ctr	5.25%	12/1/2034	BB-		2,100	2,316,678
CA Stwde–Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB-		2,200	2,349,732
CA Stwde–Loma Linda Univ Med Ctr†	5.50%	12/1/2058	BB-		1,555	1,705,555
Eisenhower Med Ctr	5.00%	7/1/2032	Baa2		1,000	1,166,030
La Verne COP–Brethren Hillcrest Homes	5.00%	5/15/2029	BBB-	(e)	635	651,897
Oroville–Oroville Hsp	5.25%	4/1/2049	BB+		2,500	2,783,600
Palomar Hlth	5.00%	11/1/2036	BBB		1,250	1,443,088
Palomar Hlth	5.00%	11/1/2039	BBB		1,650	1,893,161
Palomar Hlth (AGM)	5.00%	11/1/2047	AA		2,610	3,056,571
San Buenaventura–Cmnty Mem Hlth	8.00%	12/1/2031	BB		2,000	2,189,360
Sierra Joint CCD	4.00%	8/1/2053	Aa1		1,500	1,648,620
Washingtown Twnshp Health Care Dist	5.00%	7/1/2032	Baa1		1,000	1,225,390
Whittier Hlth Fac–Presbyterian Intercmnty Hsp	5.75%	6/1/2029	A		1,000	1,051,470
Total						70,220,927

See Notes to Financial Statements.	121

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Housing 4.51%
CA Cmty Hsg–Annadel Apts†	5.00%	4/1/2049	NR	$1,000	$1,010,820
CA Cmty Hsg–Serenity at Larkspur†	5.00%	2/1/2050	NR	1,200	1,213,860
CA Cmty Hsg–Verdant†	5.00%	8/1/2049	NR	1,400	1,415,512
CA HFA–MFH	4.00%	3/20/2033	BBB+	1,943	2,064,712
CA HFA–MFH	4.25%	1/15/2035	BBB+	7,016	7,534,159
CA Muni Fin–Biola Univ	5.00%	10/1/2034	Baa1	1,000	1,107,090	(b)
CA Muni Fin–Caritas Affordable Hsg	5.00%	8/15/2030	BBB+	1,050	1,151,147
CA Muni Fin–UC Berkeley Hsg	5.00%	6/1/2050	Baa3	500	536,255
CA Stwde–CHF-Irvine LLC	5.00%	5/15/2035	Baa1	1,100	1,232,451
CA Stwde–CHF-Irvine LLC	5.125%	5/15/2031	Baa1	1,500	1,548,660
CA Stwde–College of the Arts Student Hsg†	5.25%	7/1/2049	BB+	500	510,985
Ca Stwde–Lancer Student Hsg†	5.00%	6/1/2051	NR	500	503,255
ESRF / Natl Charter School Loans	5.00%	11/1/2044	A	1,050	1,262,898
ESRF / Natl Charter School Loans	5.00%	11/1/2049	A	500	597,090
Total					21,688,894

Lease Obligations 2.27%
CA Pub Wks–Judicial Council	5.00%	12/1/2028	Aa3	1,000	1,064,450
CA Pub Wks–State Prisons	5.75%	10/1/2031	Aa3	2,000	2,126,140
CA Pub Wks–Various Cap Proj	5.00%	4/1/2037	Aa3	1,000	1,061,910
CA Pub Wks–Various Cap Proj (BAM)	3.125%	5/1/2033	AA	1,275	1,370,714
San Bernardino COPs (AGM)	5.00%	10/1/2031	AA	860	1,083,136
Santa Barbara COPs AMT	5.00%	12/1/2036	AA	3,395	4,193,164
Total					10,899,514

Other Revenue 2.15%
CA Infra & Econ Dev–Acad Motion Pict	5.00%	11/1/2041	Aa2	1,010	1,116,414
CA Infra & Econ Dev–Gladstone Inst	5.25%	10/1/2034	BBB+	2,000	2,123,220
CA Muni Fin–American Heritage	5.00%	6/1/2036	BBB-	1,000	1,057,500
CA Muni Fin–Oceaa	6.75%	10/1/2028	NR	1,000	1,000,650
CA Sch Fin Auth–Aspire†	5.00%	8/1/2046	BBB	1,000	1,041,090
CA Sch Fin Auth–Green Dot Charter†	5.00%	8/1/2038	BBB-	1,000	1,047,500
CA Sch Fin Auth–KIPP LA	5.00%	7/1/2034	BBB	600	638,634
MSR Energy Auth–Citi	6.125%	11/1/2029	BBB+	1,925	2,325,515
Total					10,350,523

Pre-Refunded 0.14%
MSR Energy Auth–Citi	6.50%	11/1/2039	BBB+	500	700,490

122	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax 3.55%
Brentwood Infra Fin Auth	5.00%	9/2/2036	NR	$500	$567,045
CA Reassmt Dist 15/2 Irvine	5.00%	9/2/2028	NR	1,000	1,134,260
Inland Valley Redev Agy	5.25%	9/1/2037	A-	1,325	1,486,623
Irvine CFD–Great Park	5.00%	9/1/2044	NR	500	534,640
Irvine USD–Spl Tax	5.00%	3/1/2057	NR	1,000	1,094,980
Lake Elsinore PFA	5.00%	9/1/2035	NR	920	1,001,420
Poway USD PFA (BAM)	5.00%	9/1/2035	AA+	1,775	2,089,388
River Islands PFA–CFD 2003	5.375%	9/1/2031	NR	1,045	1,120,428
River Islands PFA–CFD 2003	5.50%	9/1/2045	NR	500	530,475
Roseville CFD–Westpark	5.00%	9/1/2031	NR	1,000	1,112,230
Sacramento Conv Cntr	4.00%	6/1/2036	A2	830	936,506
San Clemente Cmnty Facs	5.00%	9/1/2040	NR	985	1,068,390
San Francisco Redev–Mission Bay North	6.75%	8/1/2041	A-	1,000	1,046,560
Temecula Vly USD Fin Auth (BAM)	5.00%	9/1/2035	AA	1,505	1,725,332
Union City Redev Agy–Tax Alloc	6.875%	12/1/2033	A+	1,510	1,654,673
Total					17,102,950

Tax Revenue 3.28%
Anaheim PFA Lease Rev (BAM)	5.00%	9/1/2035	AA	2,000	2,412,140
City of Sacramento–TOT Revs	5.00%	6/1/2048	A1	1,000	1,168,630
Invine Reassessment District No. 19	4.00%	9/2/2039	A	1,000	1,145,840
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	352	244,024
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	587	365,777
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	134	74,315
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	501	89,023
PR Corp Sales Tax	4.329%	7/1/2040	NR	350	322,382
PR Corp Sales Tax	4.329%	7/1/2040	NR	3,971	3,657,648
PR Corp Sales Tax	4.536%	7/1/2053	NR	7	6,371
PR Corp Sales Tax	4.55%	7/1/2040	NR	88	83,525
PR Corp Sales Tax	4.75%	7/1/2053	NR	296	279,471
PR Corp Sales Tax	4.784%	7/1/2058	NR	98	92,024
PR Corp Sales Tax	5.00%	7/1/2058	NR	1,139	1,110,468
Sacramento Tourism Infra Dist–Conv Centr	4.00%	6/1/2039	A2	800	893,000
San Jose Spl Tax–Conv Ctr	6.125%	5/1/2031	A+	1,000	1,051,900
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2029	AA	1,500	1,609,350
Tustin CFD 06–1-Tust Leg/Colum Vil	5.00%	9/1/2037	A-	1,000	1,157,540
Total					15,763,428

See Notes to Financial Statements.	123

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tobacco 5.37%
CA Stwde–Tobacco Settlement	Zero Coupon	6/1/2046	NR		$5,000	$929,400
CA Stwde–Tobacco Settlement	Zero Coupon	6/1/2055	NR		8,000	318,560
Golden St Tobacco	Zero Coupon	6/1/2047	CCC-		2,700	481,356
Golden St Tobacco	3.50%	6/1/2036	BB-		1,735	1,703,163
Golden St Tobacco	5.00%	6/1/2029	BBB		1,000	1,161,550
Golden St Tobacco	5.00%	6/1/2034	BBB-		1,050	1,210,052
Golden St Tobacco	5.00%	6/1/2035	BB+		2,500	2,867,375
Golden St Tobacco	5.00%	6/1/2045	Aa3		1,600	1,795,072
Golden St Tobacco	5.00%	6/1/2047	NR		1,250	1,202,875
Golden St Tobacco	5.00%	6/1/2047	NR		4,360	4,195,672
Golden St Tobacco	5.25%	6/1/2047	NR		1,250	1,225,262
Inland Empire Tobacco†	Zero Coupon	6/1/2057	CCC		3,000	115,470
LA Cnty Tobacco	5.70%	6/1/2046	B2		1,070	1,037,140
LA Co Tobacco	Zero Coupon	6/1/2046	NR		3,140	498,538
Nthrn CA Tobacco	Zero Coupon	6/1/2045	CCC-		10,000	1,392,500
Nthrn CA Tobacco	5.50%	6/1/2045	B-		1,115	1,045,067
San Diego Co Tobacco	Zero Coupon	6/1/2054	NR		4,800	730,944
San Diego Co Tobacco	5.00%	6/1/2048	BBB+		1,000	1,051,590
San Diego Tobacco Settlement	4.00%	6/1/2032	BBB		955	900,135
Silicon Valley Tobacco	Zero Coupon	6/1/2041	NR		5,000	1,456,500
Silicon Valley Tobacco	Zero Coupon	6/1/2056	NR		2,000	138,060
Sthrn CA Tobacco	Zero Coupon	6/1/2046	CCC-		2,500	368,425
Total						25,824,706

Transportation 19.06%
Alameda Corridor Trsp Auth	5.00%	10/1/2036	BBB+		1,500	1,668,360
Alameda Corridor Trsp Auth	5.00%	10/1/2037	BBB+		665	737,911
Alameda Corridor Trsp Auth (AGM)	4.00%	10/1/2037	AA		2,030	2,191,791
Alameda Corridor Trsp Auth (AGM)	5.00%	10/1/2029	AA		1,425	1,583,075
Alameda Corridor Trsp Auth (NPFGC)(FGIC)	Zero Coupon	10/1/2032	A-		750	554,580
Bay Area Toll Auth	4.00%	4/1/2038	AA-		2,000	2,207,240
Bay Area Toll Auth	3.00%	4/1/2054	AA-		2,500	2,551,475
Bay Area Toll Auth	4.00%	4/1/2042	AA-		1,635	1,787,595
CA Muni Fin–LINXS AMT	4.00%	12/31/2047	BBB-	(e)	5,440	5,613,754
CA Muni Fin Auth–LINXS AMT	5.00%	12/31/2031	BBB-	(e)	1,000	1,103,890
CA Muni Fin Auth–LINXS AMT	5.00%	12/31/2035	BBB-	(e)	1,000	1,089,260
CA Muni Fin Auth–LINXS AMT	5.00%	12/31/2043	BBB-	(e)	4,700	5,016,686

124	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)
CA Muni Fin Auth–LINXS APM Proj AMT	5.00%		12/31/2047	BBB-	(e)	$2,005	$2,125,841
Foothill / Eastern Corridor Toll Rd	Zero Coupon		1/15/2033	A-		1,500	979,515
Foothill / Eastern Corridor Toll Rd	3.50%	#(a)	1/15/2053	A-		3,690	3,763,320
Foothill / Eastern Corridor Toll Rd	3.95%	#(a)	1/15/2053	A-		2,555	2,678,560
Foothill / Eastern Corridor Toll Rd	5.50%	#(a)	1/15/2053	A-		250	263,810
Foothill / Eastern Corridor Toll Rd	5.75%		1/15/2046	A-		1,835	2,010,793
Long Beach Harbor AMT	5.00%		5/15/2028	AA		1,000	1,125,350
Los Angeles Dept Arpts–LAX AMT	5.00%		5/15/2043	NR		1,000	1,185,880
Los Angeles Dept Arpts–LAX AMT	5.00%		5/15/2041	AA		1,000	1,123,810
Los Angeles Dept Arpts–LAX AMT	5.00%		5/15/2046	AA-		1,000	1,124,130
Los Angeles Dept Arpts–LAX AMT	5.00%		5/15/2047	AA-		2,000	2,283,300
Los Angeles Dept Arpts–LAX AMT	5.25%		5/15/2048	AA-		2,000	2,290,340
Los Angeles Harbor AMT	5.00%		8/1/2036	AA		1,000	1,130,770
Los Angeles International Airport AMT	5.00%		5/15/2044	AA-		2,090	2,472,052
Port Oakland AMT	5.125%		5/1/2031	A+		1,250	1,296,275
Riverside Co Trsp Commn	Zero Coupon		6/1/2028	A		1,000	779,670	(b)
Riverside Co Trsp Commn	5.75%		6/1/2048	A		1,500	1,611,150
Sacramento Co Arpt	5.00%		7/1/2041	A		1,130	1,297,726
San Diego Arpt AMT	4.00%		7/1/2044	A		3,625	3,871,681
San Diego Arpt AMT	5.00%		7/1/2027	A+		1,000	1,091,710
San Diego Arpt AMT	5.00%		7/1/2047	A+	(e)	2,000	2,263,820
San Diego Arpt AMT	5.00%		7/1/2049	A		2,000	2,321,260
San Francisco Arpt AMT	4.00%		5/1/2049	A+		1,000	1,056,580
San Francisco Arpt AMT	5.00%		5/1/2027	A+		1,430	1,478,849
San Francisco Arpt AMT	5.00%		5/1/2040	A+		1,500	1,651,470
San Francisco Arpt AMT	5.00%		5/1/2045	A+		1,500	1,737,255
San Francisco Arpt AMT	5.00%		5/1/2050	A+		3,000	3,462,690
San Francisco Port AMT	5.00%		3/1/2030	Aa3		1,415	1,578,871
San Joaquin Hills Trsp Corridor	5.00%		1/15/2029	A-		1,185	1,289,884
San Joaquin Hills Trsp Corridor	5.00%		1/15/2050	A-		4,585	4,856,386
San Joaquin Hills Trsp Corridor	5.25%		1/15/2044	BBB+		2,100	2,250,969
San Joaquin Hills Trsp Corridor	5.25%		1/15/2049	BBB+		930	994,328
San Joaquin Hills Trsp Corridor (NPFGC)(FGIC)	Zero Coupon		1/15/2036	Baa2		1,305	720,882
San Jose Arpt AMT	5.00%		3/1/2047	A		3,475	3,869,378
San Jose Arpt AMT	6.25%		3/1/2034	A		1,500	1,554,075
Total							91,697,997

See Notes to Financial Statements.	125

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities 9.38%
Adelanto Util Sys (AGM)	5.00%		7/1/2039	AA		$1,335	$1,609,022
CA Poll Ctl–Poseidon Res†	5.00%		11/21/2045	Baa3		2,500	2,464,300
Casitas Muni Water Dist (BAM)	5.25%		9/1/2047	AA		1,525	1,825,959
Chula Vista IDR–San Diego G & E Rmkt	5.875%		1/1/2034	A		1,000	1,003,680
El Dorado Irrigation Dist (AGM)	5.25%		3/1/2039	AA		750	853,005
Guam Pwr Auth (AGM)	5.00%		10/1/2034	AA		705	737,550
Guam Waterworks Auth	5.50%		7/1/2043	A-		525	534,429
Long Beach Nat Gas–ML	2.563% (3 Mo. LIBOR * .67 + 1.43%	)#	11/15/2026	A2		1,000	1,005,880
Long Beach Nat Gas–ML	5.25%		11/15/2020	A2		1,505	1,532,948
Long Beach Nat Gas–ML	5.50%		11/15/2037	A2		1,785	2,291,690
Los Angeles DWAP–Pwr Sys	5.25%		7/1/2037	Aa2		1,500	1,823,895
Los Angeles DWAP–Pwr Sys	5.25%		7/1/2049	Aa2		1,000	1,230,050
Los Angeles Wastewater	5.00%		6/1/2044	AA+		1,000	1,150,410
Middle Fork Proj Fin Auth	5.00%		4/1/2036	Baa3		1,000	1,103,420
MSR Energy Auth–Citi	6.50%		11/1/2039	BBB+		2,305	3,229,259
MSR Energy Auth–Citi	7.00%		11/1/2034	BBB+		2,500	3,462,625
Northern CA Gas–Goldman Sachs	4.00%	#(a)	7/1/2049	A3		1,000	1,038,040
Northern CA Gas–Morgan Stanley	1.999% (3 Mo. LIBOR * .67 + .72%	)#	7/1/2027	A3		2,050	2,003,895
PR Aqueduct & Swr Auth	5.25%		7/1/2042	Ca		420	400,050
PR Elec Pwr Auth(d)	5.25%		7/1/2033	D	(e)	115	81,938
PR Elec Pwr Auth(d)	5.25%		7/1/2024	D	(e)	255	181,688
PR Elec Pwr Auth(d)	7.00%		7/1/2040	D	(e)	450	328,500
San Diego Water	5.00%		8/1/2043	Aa3		1,000	1,227,800
San Francisco City & Co PUC Wastewater	4.00%		10/1/2043	AA		1,250	1,376,437
Santa Maria Wtr & Wastewtr	5.00%		2/1/2027	AA-		1,000	1,070,930
Silicon Valley Clean Wtr	4.00%		8/1/2046	AA		1,500	1,664,460
Southern CA Pub Pwr Auth–Apex	5.00%		7/1/2038	AA-		1,000	1,123,640
Southern CA Pub Pwr Auth–Goldman Sachs	2.651% (3 Mo. LIBOR * .67 + 1.47%	)#	11/1/2038	A3		770	719,904	(b)
Southern CA Pub Pwr Auth–Goldman Sachs	5.00%		11/1/2033	A3		4,570	5,475,820
Stockton PFA–Wastewater (BAM)	5.00%		9/1/2029	AA		1,000	1,155,150
Valley Co Wtr Dist	4.50%		1/1/2048	NR		1,245	1,420,669
Total							45,127,043
Total Municipal Bonds (cost $453,918,809)							466,306,628

126	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2020

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 1.24%

Variable Rate Demand Notes 1.24%

General Obligation
CA State GO	0.47%	4/1/2020	5/1/2034	AA+	$2,905	$2,905,000
CA State GO	0.47%	4/1/2020	5/1/2034	AA+	1,500	1,500,000
CA State GO	0.50%	4/1/2020	5/1/2034	AAA	1,545	1,545,000
Total Short-Term Investments (cost $5,950,000)						5,950,000
Total Investments in Securities 98.17% (cost $459,868,809)						472,256,628
Cash and Other Assets in Excess of Liabilities(g) 1.83%						8,811,538
Net Assets 100.00%						$481,068,166

AGM	Insured by–Assured Guaranty Municipal Corporation.
AMBAC	Insured by–AMBAC Assurance Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
COP	Certificates of Participation.
FGIC	Insured by–Financial Guaranty Insurance Company.
LIBOR	London Interbank Offered Rate.
NPFGC	Insured by–National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by–Securities Industry and Financial Markets Association.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2020.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2020, the total value of Rule 144A securities was $16,924,004, which represents 3.52% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Securities purchased on a when-issued basis (See Note 2(g)).
(d)	Defaulted (non-income producing security).
(e)	This investment has been rated by Fitch IBCA.
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(g)	Cash and Other Assets in Excess of Liabilities include net unrealized depreciation on futures contracts as follows:

Open Futures Contracts at March 31, 2020:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	June 2020	80	Short	$(13,361,746)	$(14,325,000)	$(963,254)

See Notes to Financial Statements.	127

Schedule of Investments (unaudited)(concluded)

CALIFORNIA TAX FREE FUND March 31, 2020

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Education	$–	$38,535,664	$2,378,274	$40,913,938
Housing	–	20,581,804	1,107,090	21,688,894
Transportation	–	90,918,327	779,670	91,697,997
Utilities	–	44,407,139	719,904	45,127,043
Remaining Industries	–	266,878,756	–	266,878,756
Short-Term Investments
Variable Rate Demand Notes	–	5,950,000	–	5,950,000
Total	$–	$467,271,690	$4,984,938	$472,256,628
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(963,254)	–	–	(963,254)
Total	$(963,254)	$–	$–	$(963,254)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2019	$–
Accrued Discounts (Premiums)	(12,247)
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	(305,408)
Purchases	–
Sales	–
Transfers into Level 3	5,302,593
Transfers out of Level 3	–
Balance as of March 31, 2020	$4,984,938
Change in unrealized appreciation/depreciation for the period ended March 31, 2020, related to Level 3 investments held at March 31, 2020	$(305,408)

128	See Notes to Financial Statements.

Schedule of Investments (unaudited)

NEW JERSEY TAX FREE FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 95.95%

Corporate-Backed 3.35%
Gloucester Co Poll Ctl–Logan AMT	5.00%	12/1/2024	BBB-	$230	$238,715
NJ EDA–Continental Airlines AMT	5.25%	9/15/2029	BB-	1,675	1,666,625
NJ EDA–Continental Airlines AMT	5.50%	4/1/2028	BB-	320	318,902
NJ EDA–Continental Airlines AMT	5.50%	6/1/2033	BB-	350	346,500
NJ EDA–Goethals Brdg AMT	5.00%	7/1/2023	A2	70	74,053
NJ EDA–Goethals Brdg AMT	5.00%	1/1/2028	A2	100	105,580
NJ EDA–Goethals Brdg AMT (AGM)	5.00%	1/1/2031	AA	225	235,937
Salem Co Poll Ctl–Chambers AMT	5.00%	12/1/2023	BBB	1,185	1,240,411
Total					4,226,723

Education 7.58%
Gloucester Co Impt Auth–Rowan Univ GTD	5.00%	7/1/2044	Aa2	370	448,466
NJ Ed Facs–Kean Univ (AGM)	5.00%	7/1/2027	AA	325	379,515
NJ Ed Facs–NJ City Univ (AGM)	5.00%	7/1/2030	AA	840	999,029
NJ Ed Facs–Princeton Univ	5.00%	7/1/2025	AAA	420	486,234
NJ Ed Facs–Seton Hall Univ	4.00%	7/1/2046	A-	345	362,478
NJ Ed Facs–Stockton Univ	5.00%	7/1/2034	A-	325	374,569
NJ Ed Facs–Stockton Univ	5.00%	7/1/2041	Baa1	800	866,096
NJ Ed Facs–William Paterson Univ (BAM)	5.00%	7/1/2027	AA	500	599,710
NJ EDA–Montclair St Univ (AGM)	5.00%	6/1/2042	AA	500	585,125
NJ EDA–Stevens Inst Tech	3.00%	7/1/2050	BBB+	775	682,566
NJ EDA–Stevens Inst Tech	4.00%	7/1/2050	BBB+	200	188,768
NJ Higher Ed Assistance Auth AMT	3.25%	12/1/2039	Aa1	650	660,556
NJ Higher Ed Assistance Auth AMT	4.125%	12/1/2024	Aaa	450	474,057
NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2021	Aaa	1,000	1,056,430
NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2022	Aaa	750	815,460
NJ Inst of Tech	5.00%	7/1/2033	A1	170	216,372
Rutgers State Univ	5.00%	5/1/2028	Aa3	300	378,054
Total					9,573,485

Financial Services 0.19%
NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2028	Aaa	200	242,516

General Obligation 10.01%
Atlantic City GO (AGM)	5.00%	3/1/2037	AA	500	588,410
Atlantic City GO (BAM)	5.00%	3/1/2042	AA	750	874,388
Bergen Cnty GO	3.00%	7/15/2038	Aaa	1,000	1,046,500

See Notes to Financial Statements.	129

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
Bergen Cnty GO	3.00%	7/15/2040	Aaa	$445	$463,160
Cumberland Co Impt Auth (BAM)	4.00%	10/1/2048	AA	750	839,760
Essex Co GO GTD	4.00%	11/1/2049	Aaa	1,125	1,237,252
Essex Co Impt Auth–Covanta AMT†	5.25%	7/1/2045	Ba3	400	401,868
Gloucester Co Impt Auth–Rowan Univ GTD	4.00%	7/1/2048	Aa2	510	571,577
Hudson Co Impt Auth–Solid Waste GTD	4.00%	1/1/2040	AA	500	566,795
Jersey City GO	5.00%	11/1/2033	AA-	135	164,734
Mercer Cnty GO	4.00%	3/15/2040	AA+	190	220,214
Mercer Cnty GO	4.00%	4/1/2031	AA+	200	239,342
Newark Hsg Auth–Port Newark	4.00%	1/1/2037	AA-	550	619,102
NJ State GO	2.50%	6/1/2038	A-	1,000	961,810
NJ State GO	5.00%	6/1/2027	A-	680	834,530
NJ State GO	5.00%	6/1/2027	A-	185	214,604
PR Comwlth GO(a)	5.375%	7/1/2030	Ca	1,000	670,000
PR Comwlth GO(a)	5.625%	7/1/2032	Ca	100	67,250
Rutherford BOE	2.50%	12/15/2034	AA-	1,000	1,013,480
Union Co Util Auth–Covanta GTD AMT	4.75%	12/1/2031	AA+	1,000	1,049,930
Total					12,644,706

Health Care 11.53%
Camden Co Impt Auth–Cooper Hlth	5.00%	2/15/2030	BBB+	500	537,835
Camden Co Impt Auth–Cooper Hlth	5.00%	2/15/2032	BBB+	500	534,375
Camden Co Impt Auth–Cooper Hlth	5.75%	2/15/2042	BBB+	425	456,373
NJ EDA–Bancroft Neuro	5.00%	6/1/2036	NR	220	217,582
NJ EDA–Lions Gate	5.25%	1/1/2044	NR	245	233,791
NJ Hlth–AHS Hsp Corp	5.00%	7/1/2030	AA-	105	127,718
NJ Hlth–AHS Hsp Corp	5.00%	7/1/2031	AA-	125	151,293
NJ Hlth–Hackensack Meridian Hlth	5.00%	7/1/2027	AA-	300	373,725
NJ Hlth–Hackensack Meridian Hlth	5.00%	7/1/2029	AA-	620	768,862
NJ Hlth–Hackensack Meridian Hlth	5.00%	7/1/2031	AA-	640	787,430
NJ Hlth–Hackensack Meridian Hlth	5.00%	7/1/2033	AA-	260	317,741
NJ Hlth–Hunterdon Med Ctr	5.00%	7/1/2034	A-	500	562,745
NJ Hlth–Inspira Hlth	4.00%	7/1/2047	A2	590	651,472
NJ Hlth–Inspira Hlth	5.00%	7/1/2034	A2	250	296,103
NJ Hlth–Inspira Hlth	5.00%	7/1/2035	A2	100	120,608
NJ Hlth–Inspira Hlth	5.00%	7/1/2042	A2	545	647,084
NJ Hlth–Princeton Hlth	5.00%	7/1/2039	AA	1,000	1,160,110
NJ Hlth–Robert Wood Hsp	5.25%	7/1/2028	AA-	500	541,020

130	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
NJ Hlth–RWJ Barnabas	5.00%	7/1/2033	AA-		$1,065	$1,208,424
NJ Hlth–RWJ Barnabas	5.00%	7/1/2043	AA-		825	918,703
NJ Hlth–St Josephs Hlth	5.00%	7/1/2027	BBB-		100	115,755
NJ Hlth–St Josephs Hlth	5.00%	7/1/2041	BBB-		750	814,155
NJ Hlth–Trinitas Hsp	5.00%	7/1/2030	BBB		245	286,332
NJ Hlth–Univ Hosp (AGM)	5.00%	7/1/2046	AA		1,000	1,054,060
NJ Hlth Fin Auth–Valley Health	4.00%	7/1/2044	A		1,000	1,078,890
NJ Hlth Fin Auth–Valley Health	5.00%	7/1/2028	A		500	602,210
Total						14,564,396

Housing 0.90%
NJ EDA–Rowan Univ Pptys	5.00%	1/1/2035	BBB-		1,000	1,040,870
NJ Hsg and Mtg Fin Auth	3.15%	5/1/2053	AA-		100	102,322
Total						1,143,192

Lease Obligations 22.43%
Gloucester Co Impt Auth–Rowan Univ (AGM)	5.00%	11/1/2029	AA		250	297,295
Gloucester Co Impt Auth–Rowan Univ (AGM)	5.00%	11/1/2030	AA		290	343,595
NJ Ed Facs–Higher Ed Cap Impt	5.00%	9/1/2024	BBB+		125	133,470
NJ Ed Facs–Higher Ed Cap Impt	5.00%	9/1/2026	BBB+		235	250,294
NJ Ed Facs–Higher Ed Cap Impt	5.00%	9/1/2033	BBB+		1,060	1,103,630
NJ Ed Facs–Higher Ed Cap Impt	5.00%	9/1/2036	BBB+		535	561,643
NJ Ed Facs–Higher Ed Cap Impt	5.50%	9/1/2033	BBB+		410	445,125
NJ EDA–Bldgs	5.00%	6/15/2047	BBB+		540	560,482
NJ EDA–Goethals Brdg AMT	5.375%	1/1/2043	BBB		1,450	1,511,726
NJ EDA–Goethals Brdg AMT	5.625%	1/1/2052	BBB		210	219,647
NJ EDA–Motor Vehicle Surcharge Sub Rev	5.00%	7/1/2033	BBB+		565	601,437
NJ EDA–Sch Facs	4.00%	6/15/2030	BBB+		615	624,452
NJ EDA–Sch Facs	4.00%	6/15/2044	BBB+		525	512,662
NJ EDA–Sch Facs	4.00%	6/15/2049	BBB+		1,390	1,350,246
NJ EDA–Sch Facs	5.00%	6/15/2024	BBB+		190	202,335
NJ EDA–Sch Facs	5.00%	3/1/2026	BBB+		1,410	1,472,801
NJ EDA–Sch Facs	5.00%	6/15/2026	BBB+		145	156,032
NJ EDA–Sch Facs	5.00%	11/1/2027	BBB+		180	198,576
NJ EDA–Sch Facs	5.00%	3/1/2028	BBB+		255	265,478
NJ EDA–Sch Facs	5.00%	6/15/2029	A-	(b)	500	543,695
NJ EDA–Sch Facs	5.00%	6/15/2030	BBB+		130	136,506
NJ EDA–Sch Facs	5.00%	6/15/2031	BBB+		565	591,148

See Notes to Financial Statements.	131

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Lease Obligations (continued)
NJ EDA–Sch Facs	5.00%	6/15/2034	BBB+		$240	$249,118
NJ EDA–Sch Facs	5.00%	3/1/2035	BBB+		250	255,447
NJ EDA–Sch Facs	5.00%	6/15/2035	BBB+		640	675,117
NJ EDA–Sch Facs	5.00%	6/15/2042	A-	(b)	480	500,909
NJ EDA–Sch Facs	5.00%	6/15/2048	BBB+		500	519,400
NJ EDA–Sch Facs	5.25%	9/1/2026	BBB+		405	418,090
NJ EDA–State House Proj	5.00%	6/15/2035	BBB+		750	801,442
NJ EDA–Transit	5.00%	11/1/2033	BBB+		500	540,280
NJ EDA–Transit Proj	5.00%	11/1/2025	BBB+		520	562,786
NJ Hlth–Hsp Asset Trans	5.00%	10/1/2038	BBB+		520	548,023
NJ Trans Trust Fund	Zero Coupon	12/15/2031	BBB+		1,675	1,154,695
NJ Trans Trust Fund	Zero Coupon	12/15/2038	BBB+		1,000	484,120
NJ Trans Trust Fund	3.25%	6/15/2039	BBB+		360	330,462
NJ Trans Trust Fund	4.00%	12/15/2031	BBB+		1,660	1,697,450
NJ Trans Trust Fund	4.00%	12/15/2039	BBB+		1,000	983,330
NJ Trans Trust Fund	4.00%	6/15/2050	BBB+		1,000	970,900
NJ Trans Trust Fund	4.25%	12/15/2038	BBB+		295	298,056
NJ Trans Trust Fund	4.50%	6/15/2049	BBB+		260	262,283
NJ Trans Trust Fund	4.75%	6/15/2038	BBB+		980	1,009,968
NJ Trans Trust Fund	5.00%	6/15/2030	A+		545	602,623
NJ Trans Trust Fund	5.00%	6/15/2031	A+		400	441,224
NJ Trans Trust Fund	5.00%	6/15/2036	BBB+		270	277,201
NJ Trans Trust Fund	5.00%	12/15/2036	BBB+		530	563,846
NJ Trans Trust Fund	5.00%	6/15/2038	BBB+		1,230	1,267,945
NJ Trans Trust Fund	5.25%	6/15/2041	BBB+		205	214,336
NJ Trans Trust Fund	5.25%	6/15/2043	BBB+		500	533,745
PR Infra Fin Auth–Mepsi Campus(a)	6.50%	10/1/2037	NR		500	101,250
Total						28,346,321

Other Revenue 0.57%
Middlesex Co Impt Auth–Heldrich Ctr(a)	6.25%	1/1/2037	NR		1,300	19,500
NJ EDA–Bancroft Neuro	5.00%	6/1/2041	NR		350	336,711
NJ EDA–Sch Facs	5.00%	3/1/2027	BBB+		345	360,011
Total						716,222

Special Tax 0.58%
NJ EDA–Kapkowski Rd Landfill	6.50%	4/1/2028	Ba2		675	734,549

132	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue 4.54%
Casino Reinv Dev Auth	5.25%	11/1/2039	BBB+	$525	$534,103
Casino Reinv Dev Auth (AGM)	5.00%	11/1/2032	AA	500	553,325
Garden St Preservation Trust (AGM)	5.75%	11/1/2028	AA	1,205	1,505,455
NJ EDA–Cigarette Tax	4.25%	6/15/2027	BBB+	550	570,152
NJ EDA–Cigarette Tax	5.00%	6/15/2025	BBB+	330	348,968
NJ EDA–Cigarette Tax	5.00%	6/15/2029	BBB+	120	126,359
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	18	12,478
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	235	146,435
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	598	331,645
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	1,940	344,719
PR Corp Sales Tax	4.329%	7/1/2040	NR	96	88,425
PR Corp Sales Tax	4.329%	7/1/2040	NR	492	453,176
PR Corp Sales Tax	4.536%	7/1/2053	NR	3	2,730
PR Corp Sales Tax	4.55%	7/1/2040	NR	19	18,034
PR Corp Sales Tax	4.75%	7/1/2053	NR	267	252,091
PR Corp Sales Tax	4.784%	7/1/2058	NR	40	37,561
PR Corp Sales Tax	5.00%	7/1/2058	NR	420	409,479
Total					5,735,135

Tobacco 3.46%
NJ EDA–Cigarette Tax	5.00%	6/15/2026	BBB+	1,025	1,082,226
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BB+	2,350	2,265,141
Tobacco Settlement Fin Corp NJ	5.25%	6/1/2046	BBB+	1,000	1,029,490
Total					4,376,857

Transportation 22.36%
Delaware River & Bay Auth	5.00%	1/1/2042	A1	1,025	1,107,605
Delaware River Port Auth	5.00%	1/1/2022	A	1,115	1,185,223
Delaware River Port Auth	5.00%	1/1/2024	A	360	372,845
Delaware River Port Auth	5.00%	1/1/2028	A+	525	593,302
Delaware River Port Auth	5.00%	1/1/2034	A+	505	567,357
Delaware River Port Auth	5.00%	1/1/2040	A+	500	615,545
Delaware River Toll Brdg Commn	3.00%	7/1/2049	A1	1,000	1,032,870
Delaware River Toll Brdg Commn	4.00%	1/1/2044	A1	800	893,704
Delaware River Toll Brdg Commn	4.00%	7/1/2047	A1	1,155	1,268,895
Delaware River Toll Brdg Commn	5.00%	7/1/2030	A1	280	346,976
NJ EDA–Port Newark AMT	5.00%	10/1/2047	Ba1	750	798,165
NJ EDA–Transit	4.00%	11/1/2044	BBB+	250	243,725

See Notes to Financial Statements.	133

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
NJ Tpk Auth	4.00%		1/1/2043	NR	$1,010	$1,112,414
NJ Tpk Auth	4.00%		1/1/2048	A+	1,000	1,103,180
NJ Tpk Auth	5.00%		1/1/2030	NR	510	606,752
NJ Tpk Auth	5.00%		1/1/2030	A+	585	711,214
NJ Tpk Auth	5.00%		1/1/2033	A+	1,285	1,439,418
NJ Tpk Auth	5.00%		1/1/2033	A+	560	675,623
NJ Tpk Auth	5.00%		1/1/2034	A+	510	577,621
NJ Tpk Auth	5.00%		1/1/2034	A+	615	725,079
NJ Tpk Auth	5.00%		1/1/2035	A+	500	577,945
NJ Tpk Auth	5.00%		1/1/2037	NR	305	363,835
NJ Tpk Auth (AGM)	5.25%		1/1/2028	AA	810	1,043,167
NJ Trans Trust Fund	5.00%		6/15/2028	A+	1,000	1,113,230
Port Auth NY & NJ	4.00%		9/1/2043	AA-	850	935,459
Port Auth NY & NJ	5.00%		11/15/2033	AA-	500	626,300
Port Auth NY & NJ	5.00%		10/15/2035	AA-	500	611,150
Port Auth NY & NJ	5.00%		7/15/2038	AA-	400	492,476
Port Auth NY & NJ	5.00%		11/15/2047	AA-	565	684,774
Port Auth NY & NJ–JFK IAT	6.00%		12/1/2036	BBB+	160	164,467
Port Auth NY & NJ–JFK IAT CR (AGM)	6.00%		12/1/2042	AA	205	210,804
Port Auth NY & NJ AMT	4.00%		9/1/2043	AA-	850	915,025
Port Auth NY & NJ AMT	4.00%		11/1/2059	AA-	200	213,582
Port Auth NY & NJ AMT	5.00%		9/15/2029	AA-	320	396,086
Port Auth NY & NJ AMT	5.00%		9/15/2032	AA-	400	489,508
Port Auth NY & NJ AMT	5.00%		11/15/2032	AA-	500	601,950
Port Auth NY & NJ AMT	5.00%		9/15/2033	AA-	350	426,419
Port Auth NY & NJ AMT	5.00%		10/15/2036	AA-	1,190	1,338,643
South Jersey Port Corp AMT	5.00%		1/1/2048	Baa1	500	517,850
South Jersey Trans Auth	5.00%		11/1/2039	BBB+	530	556,505
Total						28,256,688

Utilities 8.45%
Guam Pwr Auth (AGM)	5.00%		10/1/2034	AA	400	418,468
Guam Waterworks Auth	5.00%		7/1/2036	A-	100	101,426
NJ EDA–Middlesex Water AMT	4.00%		8/1/2059	A+	500	545,000
NJ EDA–Nat Gas	3.50%		4/1/2042	A1	1,285	1,336,773
NJ EDA–Nat Gas AMT	3.00%		8/1/2041	A1	1,000	1,018,450
NJ EDA–NJ American Wtr Co AMT	2.20%	#(c)	10/1/2039	A+	500	503,400
NJ EDA–UMM Energy AMT	4.75%		6/15/2032	Baa2	1,000	1,050,300

134	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2020

Investments		Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)
NJ Infra Bank-NJ-Am Wtr Co AMT		4.00%	9/1/2036	AAA	$335	$373,411
NJ Infra Bank-NJ-Am Wtr Co AMT		4.00%	9/1/2047	AAA	1,500	1,635,960
NJ Tpk Auth		5.00%	1/1/2031	A+	500	606,040
Passaic Valley Swr (NPFGC)(FGIC)		2.50%	12/1/2032	A2	1,590	1,590,302
PR Aqueduct & Swr Auth		6.00%	7/1/2044	Ca	285	287,850
PR Elec Pwr Auth(a)		5.00%	7/1/2037	NR	110	78,100
PR Elec Pwr Auth(a)		5.75%	7/1/2036	NR	75	53,812
PR Elec Pwr Auth(a)		7.00%	7/1/2040	NR	100	73,000
Salem Co Poll Ctl–Atlantic City Elec		4.875%	6/1/2029	A	1,000	1,002,580
Total						10,674,872
Total Municipal Bonds (cost $120,479,454)						121,235,662

	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date

SHORT-TERM INVESTMENT 1.83%

Variable Rate Demand Notes 1.83%

Health Care
NJ Hlth–Virtua Hlth (cost $2,310,000)	0.50%	4/1/2020	7/1/2043	AA+	$2,310	$2,310,000
Total Investments in Securities 97.78% (cost $122,789,454)						123,545,662
Cash and Other Assets in Excess of Liabilities(e) 2.22%						2,802,432
Net Assets 100.00%						$126,348,094

See Notes to Financial Statements.	135

Schedule of Investments (unaudited)(concluded)

NEW JERSEY TAX FREE FUND March 31, 2020

AGM	Insured by–Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
FGIC	Insured by–Financial Guaranty Insurance Company.
GTD	Guaranteed.
NPFGC	Insured by–National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by–Securities Industry and Financial Markets Association.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2020, the total value of Rule 144A securities was $401,868, which represents 0.32% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2020.
(a)	Defaulted (non-income producing security).
(b)	This investment has been rated by Fitch IBCA.
(c)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(d)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(e)	Cash and Other Assets in Excess of Liabilities include net unrealized depreciation on futures contracts as follows:

Open Futures Contracts at March 31, 2020:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
U.S. Long Bond	June 2020	11	Short	$(1,837,240)	$(1,969,687)	$(132,447)

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$121,235,662	$–	$121,235,662
Short-Term Investment
Variable Rate Demand Notes	–	2,310,000	–	2,310,000
Total	$–	$123,545,662	$–	$123,545,662
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(132,447)	–	–	(132,447)
Total	$(132,447)	$–	$–	$(132,447)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.

136	See Notes to Financial Statements.

Schedule of Investments (unaudited)

NEW YORK TAX FREE FUND March 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
MUNICIPAL BONDS 97.53%

Corporate-Backed 7.25%
Brooklyn Arena LDC–Barclays Ctr	Zero Coupon		7/15/2047	Ba1		$250	$58,725
Brooklyn Arena LDC–Barclays Ctr (AGM)	3.00%		7/15/2043	AA		2,500	2,502,400
Build NYC Res Corp–Pratt Paper AMT†	4.50%		1/1/2025	NR		250	259,312
Build NYC Res Corp–Pratt Paper AMT†	5.00%		1/1/2035	NR		250	256,025
Liberty Dev Corp–Goldman Sachs	5.25%		10/1/2035	A3		5,535	6,836,445
Liberty Dev Corp–Goldman Sachs	5.50%		10/1/2037	A3		2,785	3,565,942
Niagara Area Dev Corp–Covanta AMT†	4.75%		11/1/2042	B1		1,750	1,714,317
NY Env Facs–Casella Waste AMT†	2.875%	#(a)	12/1/2044	B		1,500	1,335,600
NY Liberty Dev Corp–3 WTC†	5.00%		11/15/2044	NR		6,655	6,758,751
NY Liberty Dev Corp–3 WTC†	7.25%		11/15/2044	NR		600	636,006
NY Liberty Dev Corp–7 WTC	5.00%		9/15/2040	Aaa		1,015	1,072,835
NY Liberty Dev Corp–BofA Tower	2.80%		9/15/2069	Baa2		2,500	2,386,975
NY Trans Dev Corp–American Airlines AMT	5.00%		8/1/2031	B		3,500	3,490,760
NYC Cap Res–Arthur Mgmt	7.00%		8/1/2025	NR		935	952,840
NYC IDA–TRIPS AMT	5.00%		7/1/2028	BBB+		1,825	1,888,054
NYC IDA–Yankee Stadium (NPFGC)(FGIC)	4.50%		3/1/2039	Baa1		1,605	1,576,190
Westchester Co–Miriam Osborn Memorial	5.00%		7/1/2034	A-	(b)	200	228,108
Total							35,519,285

Education 11.83%
Build NYC Res Corp–Manhattan Clg	5.00%		8/1/2033	A-		1,125	1,366,886
Build NYC Res Corp–NY Law	5.00%		7/1/2041	BBB-		1,000	1,027,320
Build NYC Res Corp–Packer Collegiate	5.00%		6/1/2040	A2		1,000	1,142,480
Dutchess Co LDC–Anderson Ctr	6.00%		10/1/2030	BB+		775	781,603
Dutchess Co LDC–Culinary Institute	5.00%		7/1/2033	Baa2		390	425,147	(c)
Dutchess Co LDC–Culinary Institute	5.00%		7/1/2041	Baa2		200	214,666
Dutchess Co LDC–Culinary Institute	5.00%		7/1/2046	Baa2		275	293,007
Dutchess Co LDC–Vassar College	5.00%		7/1/2034	Aa3		250	300,560
Dutchess Co LDC–Vassar College(d)	5.00%		7/1/2045	Aa3		2,000	2,479,520
Hempstead Town LDC–Adelphi Univ	4.00%		2/1/2039	A-		2,110	2,375,248
Hempstead Town LDC–Hofstra Univ	5.00%		7/1/2042	A		545	646,681
Hempstead Town LDC–Molloy Clg	5.00%		7/1/2034	BBB		825	919,248
Hempstead Town LDC–Molloy Clg	5.00%		7/1/2037	BBB		630	695,822
Hempstead Town LDC–Molloy Clg	5.00%		7/1/2039	BBB		555	609,762
Monroe Co IDA–Univ of Rochester	5.00%		7/1/2031	AA-		350	437,413
New Rochelle LDC–Iona Clg	5.00%		7/1/2028	BBB		205	234,848

See Notes to Financial Statements.	137

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education (continued)
New Rochelle LDC–Iona Clg	5.00%	7/1/2029	BBB		$250	$286,343
New Rochelle LDC–Iona Clg	5.00%	7/1/2030	BBB		220	251,728
New Rochelle LDC–Iona Clg	5.00%	7/1/2031	BBB		200	228,582
NY Dorm–Barnard Clg	5.00%	7/1/2028	A2		500	592,185
NY Dorm–Fordham Univ	4.00%	7/1/2050	A		3,500	3,868,620
NY Dorm–Fordham Univ	5.00%	7/1/2035	A		550	656,662
NY Dorm–Long Island Univ	5.00%	9/1/2026	BBB+		1,000	1,055,080
NY Dorm–Mt Sinai Sch Med	5.00%	7/1/2040	A-		2,000	2,291,140
NY Dorm–NYU	4.00%	7/1/2045	Aa2		1,000	1,110,670
NY Dorm–NYU	5.00%	7/1/2028	Aa2		1,000	1,235,000
NY Dorm–NYU	5.00%	7/1/2029	Aa2		1,000	1,234,680
NY Dorm–NYU	5.00%	7/1/2042	Aa2		1,500	1,852,425
NY Dorm–Pace Univ	4.00%	5/1/2022	NR		25	26,551
NY Dorm–Pace Univ	5.00%	5/1/2023	NR		20	22,388
NY Dorm–Pace Univ	5.00%	5/1/2023	BBB-		905	942,892
NY Dorm–PIT	5.00%	2/15/2041	AA+		3,000	3,599,280
NY Dorm–Pratt Institute	5.00%	7/1/2034	A2		1,035	1,175,191
NY Dorm–Pratt Institute	5.00%	7/1/2039	A2		1,010	1,170,802
NY Dorm–St Johns Univ	5.00%	7/1/2027	A-		250	294,150
NY Dorm–SUNY	3.00%	7/1/2042	Aa3		2,790	2,853,361
NY Dorm–SUNY Empire Commons	5.00%	5/1/2030	A		350	410,802
NY Dorm–SUNY Empire Commons	5.00%	5/1/2032	A		250	292,005
NY Dorm–The New School	5.00%	7/1/2028	A-		780	948,519
NY Dorm–Touro Clg	5.00%	1/1/2047	BBB-	(b)	1,500	1,566,720
NY Dorm–Touro Clg	5.25%	1/1/2034	BBB-	(b)	1,225	1,305,531
Onondaga CDC–Upstate Prop Dev	5.50%	12/1/2031	A+		1,000	1,070,780
Rochester Institute of Technology	4.00%	7/1/2044	A1		4,510	5,102,839
Rochester Institute of Technology	5.00%	7/1/2049	A1		1,500	1,834,530
St Lawrence IDA–Clarkson Univ	6.00%	9/1/2034	Baa1		1,625	1,708,899
Troy Cap Res Corp–RPI	5.00%	8/1/2032	A3		1,405	1,638,511
Univ of Rochester	4.00%	7/1/2043	AA-		1,000	1,088,290
Westchester Co–Miriam Osborn Memorial	5.00%	7/1/2042	A-	(b)	450	506,133
Westchester Co–Sarah Lawrence College	4.00%	6/1/2033	BBB		1,700	1,746,410
Total						57,917,910

138	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation 6.66%
City of Syracuse	4.00%	5/15/2034	A1		$725	$809,752
Erie CO GO	5.00%	9/15/2028	AA-		275	326,871
Jefferson Co–Samaritan Med Ctr	5.00%	11/1/2037	BBB-		2,000	2,329,660
NY Dorm–Sch Dist (AGM)	5.00%	10/1/2027	AA		1,000	1,161,700
NYC GO	4.00%	3/1/2050	Aa1		1,500	1,678,200
NYC GO	5.00%	8/1/2026	Aa1		1,000	1,222,360
NYC GO	5.00%	8/1/2026	Aa1		1,750	2,067,432
NYC GO	5.00%	8/1/2027	Aa1		1,410	1,530,922
NYC GO	5.00%	8/1/2027	Aa1		1,700	1,973,139
NYC GO	5.00%	8/1/2029	Aa1		3,000	3,600,480
NYC GO	5.00%	10/1/2034	Aa1		1,500	1,628,565
NYC GO	5.00%	10/1/2039	Aa1		1,000	1,209,320
NYC GO	5.00%	8/1/2043	Aa1		1,250	1,536,000
NYC GO	5.00%	12/1/2044	Aa1		2,535	3,068,465
NYC GO	5.00%	4/1/2045	Aa1		1,380	1,649,169
NYS Mtg	2.95%	10/1/2049	Aa1		2,000	2,007,480
PR Comwlth GO(e)	5.00%	7/1/2027	Ca		65	44,363
PR Comwlth GO(e)	5.125%	7/1/2028	Ca		155	104,819
PR Comwlth GO(e)	5.375%	7/1/2030	Ca		4,185	2,803,950
PR Comwlth GO(e)	5.50%	7/1/2027	Ca		60	37,950
PR Comwlth GO(e)	6.125%	7/1/2033	Ca		170	118,363
Suffolk Co GO (AGM)	5.00%	2/1/2025	AA		1,460	1,693,848
Total						32,602,808

Health Care 12.10%
Buffalo & Erie IDC–Catholic Hlth	5.00%	7/1/2025	BBB+		300	352,650
Buffalo & Erie IDC–Orchard Park	5.00%	11/15/2037	BBB-	(b)	1,000	1,025,530
Dutchess Co Dev Corp–Nuvance Hlt	4.00%	7/1/2044	A-		1,250	1,406,587
Dutchess Co Dev Corp–Nuvance Hlt	4.00%	7/1/2049	A-		2,000	2,232,680
Dutchess Co LDC–Health Quest	5.00%	7/1/2034	A-		500	579,110
Dutchess Co LDC–Health Quest	5.00%	7/1/2035	A-		1,500	1,768,995
Genesee Co IDA–United Mem Med Ctr	5.00%	12/1/2032	NR		1,100	1,102,002
Monroe Co–St. Ann’s	5.00%	1/1/2050	NR		1,250	1,108,950
Monroe Co IDA–Rochester General Hospital	5.00%	12/1/2034	NR		250	298,640
Nassau Co LEAC–Catholic Hlth LI	5.00%	7/1/2027	A-		625	713,025
Nassau Co LEAC–Catholic Hlth LI	5.00%	7/1/2028	A-		2,045	2,329,541
Nassau Co LEAC–Catholic Hlth LI	5.00%	7/1/2033	A-		600	676,674
Nassau Co LEAC–Winthrop Univ Hsp	5.00%	7/1/2032	A3		2,000	2,154,540

See Notes to Financial Statements.	139

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
NY Dorm–Catholic Hlth	4.00%	7/1/2045	BBB+		$2,875	$3,052,359
NY Dorm–Catholic Hlth	5.00%	7/1/2032	BBB+		500	535,275
NY Dorm–Montefiore	4.00%	8/1/2036	BBB		375	409,523
NY Dorm–Montefiore	4.00%	8/1/2037	BBB		1,670	1,811,833
NY Dorm–Montefiore	4.00%	8/1/2038	BBB		345	371,724
NY Dorm–Montefiore	4.00%	9/1/2050	BBB		4,000	4,153,880
NY Dorm–Montefiore	5.00%	8/1/2032	BBB		1,145	1,373,817
NY Dorm–Montefiore	5.00%	8/1/2033	BBB		1,035	1,238,812
NY Dorm–Montefiore	5.00%	8/1/2034	BBB		325	387,819
NY Dorm–Montefiore	5.00%	8/1/2035	BBB		525	624,362
NY Dorm–North Shore LI Jewish	5.00%	5/1/2028	A-		1,000	1,174,320
NY Dorm–NYU Hsps Ctr	5.00%	7/1/2032	A		810	970,315
NY Dorm–NYU Hsps Ctr	5.00%	7/1/2033	A		760	908,709
NY Dorm–NYU Langone	4.00%	7/1/2050	A		3,500	3,779,510
NY Dorm–NYU Langone	4.00%	7/1/2053	A		4,500	4,851,135
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2026	BBB-		1,000	1,148,680
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2029	BBB-		1,900	2,233,089
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa2		1,000	1,002,240
Oneida Co–Mohawk Valley Hlth (AGM)	4.00%	12/1/2049	AA		4,645	5,190,834
Southhold LDC–Peconic Landing	5.00%	12/1/2045	BBB-	(b)	1,000	1,011,540
Tompkins Co Dev Corp–Kendal Ithaca	5.00%	7/1/2044	BBB+		920	946,616
Westchester CO Hlth Care	5.00%	11/1/2033	Baa2		1,000	1,145,710
Westchester CO Hlth Care	5.00%	11/1/2034	Baa2		985	1,124,880
Westchester Co Hlth Care	5.00%	11/1/2046	Baa2		2,240	2,471,571
Westchester CO Hlth Care	6.00%	11/1/2030	Baa2		110	113,012
Westchester CO Hlth Care	6.125%	11/1/2037	Baa2		40	41,098
Westchester CO Hlth Care	6.125%	11/1/2037	Baa2		145	148,970
Westchester Co LDC–Kendal Hudson	5.00%	1/1/2034	BBB	(b)	1,250	1,275,612
Total						59,246,169

Housing 2.03%
NY State Hsg	3.15%	11/1/2054	Aa2		1,000	1,013,700
NYC HDC	3.35%	11/1/2065	AA+		1,915	1,953,836
NYC Hsg–8 Spruce St	4.50%	2/15/2048	NR		1,000	1,071,550
NYC Multi-Family Hsg	3.05%	5/1/2050	AA+		2,000	2,017,380
NYS Mtg	2.55%	4/1/2050	Aa1		3,000	2,783,640
Westchester Co–SUNY Purchase Hsg	5.00%	6/1/2047	BBB		1,000	1,086,200
Total						9,926,306

140	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2020

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations 4.61%
Erie Co IDA–Buffalo Sch Dist	5.00%		5/1/2027	AA	$1,750	$2,065,420
Erie Co IDA–Buffalo Sch Dist	5.00%		5/1/2028	AA	1,050	1,237,415
Erie Co IDA–Buffalo Sch Dist	5.25%		5/1/2030	AA	2,575	2,685,673
Erie Co IDA–Buffalo Sch Dist	5.25%		5/1/2032	AA	1,000	1,042,320
Hudson Yards	5.00%		2/15/2031	Aa2	2,000	2,444,500
Hudson Yards	5.00%		2/15/2033	Aa2	1,065	1,291,760
NY Dorm–Court Facs	Zero Coupon		8/1/2021	AA	2,265	2,228,919
NY Dorm–Master BOCES	5.50%		8/15/2026	Aa2	1,560	1,648,592
NY Dorm–PIT	5.00%		2/15/2039	AA+	1,000	1,190,070
NY Liberty Dev Corp–4 WTC	5.00%		11/15/2031	A+	1,000	1,060,770
NYC TFA–Bldg Aid	5.00%		7/15/2025	AA	1,510	1,633,201
NYC TFA–Bldg Aid	5.00%		7/15/2027	AA	1,425	1,492,402
NYC TFA–Bldg Aid	5.00%		7/15/2035	AA	2,005	2,427,554
PR Infra Fin Auth–Mepsi Campus(e)	6.50%		10/1/2037	NR	500	101,250
Total						22,549,846

Other 0.86%
Build NYC Res Corp–Childrens Aid Soc	4.00%		7/1/2044	A+	1,340	1,530,467
Build NYC Res Corp–Childrens Aid Soc	4.00%		7/1/2049	A+	2,355	2,670,429	(c)
Total						4,200,896

Other Revenue 1.68%
Brooklyn Arena LDC–Barclays Ctr	5.00%		7/15/2042	Ba1	3,000	3,032,460
Build NYC Res Corp–YMCA	5.00%		8/1/2040	A-	525	595,397
Build NYC Res Corp–YMCA	5.00%		8/1/2042	A-	1,370	1,473,175
NY Dorm–NYSARC Inc	5.125%		7/1/2030	Aa2	2,000	2,019,380
Yonkers EDC–Charter Sch Ed Excellence	6.25%		10/15/2040	BB	1,100	1,111,979
Total						8,232,391

Special Tax 1.26%
NYC IDA–Queens Stadium (AMBAC)	5.00%		1/1/2031	BBB	2,075	2,038,044
NYC IDA–Yankee Stadium (AGC)	Zero Coupon		3/1/2043	AA	420	210,294
NYC IDA–Yankee Stadium (AGC)	Zero Coupon		3/1/2044	AA	640	306,221
NYC IDA–Yankee Stadium (AGC)	Zero Coupon		3/1/2047	AA	295	124,558
NYC IDA–Yankee Stadium (NPFGC)(FGIC)	3.367% (CPI Based	)#	3/1/2026	Baa1	3,450	3,493,056
Total						6,172,173

See Notes to Financial Statements.	141

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue 13.31%
Hudson Yards	5.75%	2/15/2047	Aa2	$1,030	$1,065,741
MTA NY–Dedicated Tax	5.00%	11/15/2034	AA	1,000	1,206,500
MTA NY–Dedicated Tax	5.25%	11/15/2031	AA	1,080	1,309,511
NY Dorm–PIT	5.00%	3/15/2027	AA+	1,250	1,465,325
NY Dorm–PIT	5.00%	3/15/2032	Aa1	3,000	3,821,040
NY Dorm–PIT	5.00%	2/15/2034	AA+	1,250	1,439,013
NY Dorm–PIT	5.00%	3/15/2036	AA+	2,000	2,330,360
NY Dorm–PIT	5.00%	2/15/2042	AA+	2,055	2,459,486
NY Dorm–PIT	5.00%	3/15/2045	Aa1	2,000	2,427,500
NY Dorm–Sales Tax	5.00%	3/15/2026	AA+	1,000	1,176,980
NY Dorm–Sales Tax	5.00%	3/15/2043	AA+	2,025	2,411,309
NY St Dorm Auth–PIT	4.00%	3/15/2048	Aa1	1,900	2,106,511
NY UDC–PIT	4.00%	3/15/2047	AA+	1,650	1,786,966
NY UDC–PIT	5.00%	3/15/2033	AA+	2,010	2,187,543
NY UDC–PIT	5.00%	3/15/2036	AA+	1,500	1,671,705
NY UDC–PIT	5.00%	3/15/2040	AA+	1,000	1,197,040
NY UDC Sales Tax	4.00%	3/15/2044	Aa1	1,250	1,396,050
NYC TFA–Future Tax	4.00%	8/1/2039	AAA	1,000	1,129,820
NYC TFA–Future Tax	4.00%	11/1/2042	AAA	1,675	1,898,897
NYC TFA–Future Tax	4.00%	5/1/2043	AAA	2,000	2,239,000
NYC TFA–Future Tax	5.00%	2/1/2027	AAA	1,500	1,545,675
NYC TFA–Future Tax	5.00%	11/1/2030	AAA	2,075	2,534,654
NYC TFA–Future Tax	5.00%	11/1/2032	AAA	1,535	1,860,973
NYC TFA–Future Tax	5.00%	5/1/2034	AAA	125	125,395
NYC TFA–Future Tax	5.00%	5/1/2035	AAA	1,230	1,476,972
NYC TFA–Future Tax	5.00%	8/1/2040	Aa1	2,530	3,015,127
NYC TFA–Future Tax	5.00%	8/1/2041	Aa1	2,975	3,536,710
NYC TFA–Future Tax	5.00%	8/1/2042	AAA	2,700	3,267,540
NYC TFA–Future Tax	5.00%	2/1/2043	AAA	2,510	2,948,095
NYC TFA–Future Tax	5.00%	5/1/2043	AAA	1,400	1,652,042
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	163	113,000
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	708	441,176
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	710	393,759
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	5,041	895,735
PR Corp Sales Tax	4.329%	7/1/2040	NR	489	450,413
PR Corp Sales Tax	4.329%	7/1/2040	NR	858	790,295
PR Corp Sales Tax	4.536%	7/1/2053	NR	64	58,244

142	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)
PR Corp Sales Tax	4.55%	7/1/2040	NR	$153	$145,220
PR Corp Sales Tax	4.75%	7/1/2053	NR	1,191	1,124,495
PR Corp Sales Tax	4.784%	7/1/2058	NR	180	169,024
PR Corp Sales Tax	5.00%	7/1/2058	NR	1,922	1,873,854
Total					65,144,695

Tobacco 3.18%
Erie Co Tobacco	Zero Coupon	6/1/2055	NR	8,000	470,880
Erie Co Tobacco	Zero Coupon	6/1/2060	NR	20,000	701,000
Monroe Co Tobacco	Zero Coupon	6/1/2061	NR	10,000	312,400
Nassau Co Tobacco	Zero Coupon	6/1/2060	NR	15,000	416,100
Nassau CO Tobacco	5.125%	6/1/2046	B-	2,085	2,085,229
Rockland Tobacco†	Zero Coupon	8/15/2060	NR	10,575	446,054
Suffolk Tobacco Asset Sec Corp	5.00%	6/1/2032	BBB	1,335	1,367,347
Suffolk Tobacco Asset Sec Corp	5.25%	6/1/2037	BBB	1,175	1,207,301
Suffolk Tobacco Asset Sec Corp	6.00%	6/1/2048	NR	1,350	1,350,553
Suffolk Tobacco Asset Sec Corp	6.625%	6/1/2044	NR	1,000	1,023,370
TSASC	5.00%	6/1/2034	A-	1,000	1,099,290
TSASC	5.00%	6/1/2035	A-	300	328,707
TSASC	5.00%	6/1/2036	A-	100	109,316
TSASC	5.00%	6/1/2041	BBB+	320	335,491
TSASC	5.00%	6/1/2048	NR	3,200	2,658,144
Westchester Tobacco Asset Securitization Corp	5.125%	6/1/2051	B	1,750	1,677,690
Total					15,588,872

Transportation 24.43%
Buffalo & Erie PBA–Peace Bridge	5.00%	1/1/2034	A+	600	724,986
MTA NY	4.00%	11/15/2045	A1	3,000	3,066,270
MTA NY	5.00%	11/15/2023	A1	2,455	2,618,920
MTA NY	5.00%	11/15/2027	A1	350	404,516
MTA NY	5.00%	11/15/2028	A1	710	791,139
MTA NY	5.00%	11/15/2028	A1	705	839,556
MTA NY	5.00%	11/15/2028	A1	3,200	3,547,296
MTA NY	5.00%	11/15/2029	A1	1,320	1,527,821
MTA NY	5.00%	11/15/2029	A1	1,600	1,779,440
MTA NY	5.00%	11/15/2030	A1	100	114,535
MTA NY	5.00%	11/15/2030	A1	1,500	1,681,575
MTA NY	5.00%	11/15/2033	A1	1,360	1,540,880

See Notes to Financial Statements.	143

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
MTA NY	5.00%	11/15/2033	A1	$1,500	$1,636,530
MTA NY	5.00%	11/15/2041	A1	1,000	1,095,480
MTA NY	5.25%	11/15/2028	A1	3,740	4,225,489
MTA NY	5.25%	11/15/2029	A1	1,000	1,148,770
MTA NY (AGM)	4.00%	11/15/2048	AA	1,500	1,562,640
MTA NY (AGM)	4.00%	11/15/2049	AA	2,965	3,078,648
MTA NY–Dedicated Tax	5.00%	11/15/2033	AA	1,500	1,811,625
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2027	A3	1,000	1,108,780
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2036	A3	850	1,019,252
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2038	A3	725	863,577
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2039	A3	350	415,888
NY Bridge Auth	4.00%	1/1/2027	Aa3	1,000	1,045,390
NY Trans Dev Corp–Delta AMT	4.00%	1/1/2036	Baa3	3,445	3,272,784
NY Trans Dev Corp–Delta AMT	5.00%	1/1/2033	Baa3	3,680	3,638,747
NY Trans Dev Corp–Delta AMT	5.00%	1/1/2034	Baa3	1,600	1,579,536
NY Trans Dev Corp–Delta AMT	5.00%	1/1/2036	Baa3	2,295	2,245,887
NY Trans Dev Corp–LaGuardia Airport AMT	4.00%	7/1/2046	Baa3	2,050	1,956,458
NY Trans Dev Corp–LaGuardia Airport AMT	5.00%	7/1/2046	Baa3	3,950	4,009,882
NY Trans Dev Corp–LaGuardia Airport AMT	5.25%	1/1/2050	Baa3	8,330	8,572,570
NY Trans Dev Corp–TOGA AMT	5.00%	1/1/2023	Baa2	1,500	1,537,365
NY Twy Auth	4.00%	1/1/2041	A2	1,000	1,105,320
NY Twy Auth	5.00%	1/1/2032	A1	150	184,494
NY Twy Auth	5.00%	1/1/2036	A1	1,760	1,975,266
Port Auth NY & NJ	5.00%	11/15/2042	AA-	1,250	1,525,950
Port Auth NY & NJ–JFK IAT	5.00%	12/1/2020	BBB+	60	60,713
Port Auth NY & NJ–JFK IAT	5.50%	12/1/2031	BBB+	295	296,212
Port Auth NY & NJ–JFK IAT	6.00%	12/1/2036	BBB+	875	899,430
Port Auth NY & NJ–JFK IAT	6.00%	12/1/2042	BBB+	1,190	1,205,220
Port Auth NY & NJ–JFK IAT CR (AGM)	5.50%	12/1/2031	AA	225	230,783
Port Auth NY & NJ–JFK IAT CR (AGM)	6.00%	12/1/2036	AA	400	411,592
Port Auth NY & NJ–JFK IAT CR (AGM)	6.00%	12/1/2042	AA	1,615	1,660,721
Port Auth NY & NJ AMT	4.00%	9/1/2043	AA-	3,650	3,929,225
Port Auth NY & NJ AMT	4.00%	11/1/2047	AA-	4,000	4,290,440
Port Auth NY & NJ AMT	4.00%	11/1/2059	AA-	800	854,328
Port Auth NY & NJ AMT	5.00%	10/15/2024	AA-	1,250	1,314,888
Port Auth NY & NJ AMT	5.00%	10/15/2027	AA-	1,450	1,767,144
Port Auth NY & NJ AMT	5.00%	9/15/2028	AA-	1,000	1,241,350

144	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
Port Auth NY & NJ AMT	5.00%	11/15/2031	AA-	$3,415	$4,165,002
Port Auth NY & NJ AMT	5.00%	9/1/2032	AA-	805	1,015,419
Port Auth NY & NJ AMT	5.00%	11/15/2032	AA-	2,850	3,431,115
Port Auth NY & NJ AMT	5.00%	9/15/2033	AA-	2,820	3,435,719
Port Auth NY & NJ AMT	5.00%	10/1/2033	AA-	1,525	1,605,215
Port Auth NY & NJ AMT	5.00%	10/15/2033	AA-	1,000	1,194,670
Port Auth NY & NJ AMT	5.00%	9/15/2034	AA-	1,000	1,213,050
Port Auth NY & NJ AMT	5.00%	4/1/2036	AA-	1,050	1,255,002
Port Auth NY & NJ AMT	5.00%	10/15/2041	AA-	1,250	1,306,900
Port Auth NY & NJ AMT	5.00%	11/1/2044	AA-	2,500	3,045,225
Port Auth NY & NJ AMT	5.00%	9/15/2048	AA-	365	430,105
Triborough Brdg & Tunl Auth	4.00%	11/15/2044	AA-	2,145	2,371,769
Triborough Brdg & Tunl Auth	4.00%	11/15/2048	AA-	2,015	2,194,819
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	A+	1,525	1,702,754
Triborough Brdg & Tunl Auth	5.00%	11/15/2027	AA-	500	596,805
Triborough Brdg & Tunl Auth	5.00%	11/15/2028	AA-	600	716,166
Triborough Brdg & Tunl Auth	5.00%	11/15/2038	AA-	1,000	1,187,630
Triborough Brdg & Tunl Auth	5.00%	11/15/2047	AA-	1,135	1,330,470
Total					119,613,143

Utilities 8.33%
Buffalo Muni Wtr Fin Auth (AGM)	5.00%	7/1/2043	AA	600	702,006
Buffalo Muni Wtr Fin Auth (AGM)	5.00%	7/1/2048	AA	1,750	2,035,267
Guam Pwr Auth	5.00%	10/1/2020	BBB	500	502,975
Guam Pwr Auth	5.00%	10/1/2021	BBB	500	508,320
Guam Waterworks Auth	5.00%	7/1/2036	A-	400	405,704
Long Island Power Auth	5.00%	9/1/2025	A	1,000	1,076,290
Long Island Power Auth	5.00%	9/1/2034	A	2,000	2,254,440
Long Island Power Auth	5.00%	9/1/2039	A	1,000	1,118,230
Long Island Power Auth	5.00%	9/1/2047	A	1,030	1,200,578
Long Island Power Auth (AGC)	5.25%	9/1/2029	AA	2,000	2,610,780
NY Elec Sys–LIPA	4.00%	9/1/2038	A	1,500	1,659,315
NY Elec Sys–LIPA	4.00%	9/1/2039	A	1,000	1,104,320
NYC Muni Water	4.00%	6/15/2049	AA+	2,985	3,313,529
NYC Muni Water	5.00%	6/15/2035	AA+	1,550	1,713,665
NYC Muni Water	5.00%	6/15/2035	AA+	1,675	1,900,388
NYC Muni Water	5.00%	6/15/2036	AA+	1,750	1,983,205
NYC Muni Water	5.00%	6/15/2036	AA+	2,250	2,549,835

See Notes to Financial Statements.	145

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2020

Investments		Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)
NYC Muni Water		5.00%	6/15/2040	AA+		$1,250	$1,520,375
NYC Muni Water		5.00%	6/15/2046	AA+		3,140	3,713,270
NYC Muni Water		5.00%	6/15/2048	AA+		1,675	1,994,289
NYC Muni Water		5.00%	6/15/2049	AA+		1,990	2,449,590
NYC Muni Water		5.25%	6/15/2037	AA+		1,500	1,828,560
NYC Muni Water		5.25%	6/15/2047	AA+		1,000	1,191,850
PR Aqueduct & Swr Auth		6.00%	7/1/2044	Ca		535	540,350
PR Elec Pwr Auth(e)		5.75%	7/1/2036	D	(b)	1,250	896,875
Total							40,774,006
Total Municipal Bonds (cost $471,444,817)							477,488,500

	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date

SHORT-TERM INVESTMENTS 1.84%

Variable Rate Demand Notes 1.84%

Transportation 0.41%
Triborough Brdg & Tunl Auth	0.71%	4/1/2020	1/1/2032	Aa1		2,000	2,000,000

Utilities 1.43%
NYC Muni Water	0.72%	4/1/2020	6/15/2049	AA+		7,000	7,000,000
Total Short-Term Investments (cost $9,000,000)							9,000,000
Total Investments in Securities 99.37% (cost $480,444,817)							486,488,500
Cash and Other Assets in Excess Liabilities(g) 0.63%							3,088,544
Net Assets 100.00%							$489,577,044

146	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2020

AGC	Insured by–Assured Guarantee Corp.
AGM	Insured by–Assured Guaranty Municipal Corporation.
AMBAC	Insured by–AMBAC Assurance Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
CPI	Consumer Price Index: Rate fluctuate based on CPI.
FGIC	Insured by–Financial Guaranty Insurance Company.
NPFGC	Insured by–National Public Finance Guarantee Corporation.
SIFMA	Insured by–Securities Industry and Financial Markets Association.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2020, the total value of Rule 144A securities was $14,787,834, which represents 3.02% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2020.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Securities purchased on a when-issued basis (See Note 2(g)).
(e)	Defaulted (non-income producing security).
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(g)	Cash and Other Assets in Excess Liabilities include net unrealized depreciation on open futures contracts as follows:

Open Futures Contracts at March 31, 2020:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
U.S. Long Bond	June 2020	53	Short	$(8,852,157)	$(9,490,313)	$(638,156)

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Education	$–	$57,492,763	$425,147	$57,917,910
Other	–	1,530,467	2,670,429	4,200,896
Other Revenue	–	8,232,391	–	8,232,391
Remaining Industries	–	407,137,303	–	407,137,303
Short-Term Investments
Variable Rate Demand Notes	–	9,000,000	–	9,000,000
Total	$–	$483,392,924	$3,095,576	$486,488,500
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(638,156)	–	–	(638,156)
Total	$(638,156)	$–	$–	$(638,156)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

See Notes to Financial Statements.	147

Schedule of Investments (unaudited)(concluded)

NEW YORK TAX FREE FUND March 31, 2020

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2019	$–
Accrued Discounts (Premiums)	(12,156)
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	10,948
Purchases	1,114,470
Sales	–
Transfers into Level 3	1,982,314
Transfers out of Level 3	–
Balance as of March 31, 2020	$3,095,576
Change in unrealized appreciation/ depreciation for the period ended March 31, 2020, related to Level 3 investments held at March 31, 2020	$10,948

148	See Notes to Financial Statements.

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Statements of Assets and Liabilities (unaudited)

March 31, 2020

	Short Duration	Intermediate
ASSETS:
Investments in securities, at cost	$1,539,921,850	$4,688,597,011
Investments in securities, at fair value	$1,539,283,990	$4,755,222,652
Cash	7,280,691	6,745,295
Deposits with brokers for futures collateral	–	1,852,500
Receivables:
Interest	13,438,681	58,357,034
Investment securities sold	25,721,778	56,791,622
Capital shares sold	16,709,683	27,411,184
Variation margin for futures contracts	–	472,059
From advisor (See Note 3)	–	–
Prepaid expenses and other assets	87,995	239,558
Total assets	1,602,522,818	4,907,091,904
LIABILITIES:
Payables:
Investment securities purchased	12,709,102	21,963,998
Capital shares reacquired	4,616,950	10,781,772
Management fee	457,947	1,636,071
12b-1 distribution plan	245,675	1,036,098
Directors’ fees	230,223	472,814
Fund administration	53,876	170,317
To affiliate (See Note 3)	607	–
Distributions payable	2,460,130	10,469,240
Accrued expenses	174,924	370,451
Total liabilities	20,949,434	46,900,761
Commitments and contingent liabilities
NET ASSETS	$1,581,573,384	$4,860,191,143
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,608,009,763	$4,843,718,041
Total distributable earnings (loss)	(26,436,379)	16,473,102
Net Assets	$1,581,573,384	$4,860,191,143

150	See Notes to Financial Statements.

National	High Yield	Short Duration High Yield	California	New Jersey	New York

$3,165,964,484	$3,093,057,640	$485,567,368	$459,868,809	$122,789,454	$480,444,817
$3,224,377,623	$2,990,275,824	$471,997,736	$472,256,628	$123,545,662	$486,488,500
16,223,932	2,382,661	6,444,647	3,356,759	128,897	1,537,843
2,860,000	3,022,500	232,750	520,000	71,500	344,500

37,841,374	41,129,940	5,736,862	5,515,347	1,375,495	5,361,191
23,273,726	15,370,704	8,959,418	216,380	5,000	–
34,095,741	22,570,987	5,228,800	2,816,572	1,659,491	2,396,386
729,388	770,802	8,488	132,709	18,286	88,028
–	–	46,671	–	1,678	–
191,028	166,985	79,255	48,167	38,773	46,079
3,339,592,812	3,075,690,403	498,734,627	484,862,562	126,844,782	496,262,527

38,997,236	23,113,919	18,793,303	1,116,890	–	2,960,211
7,573,272	19,723,684	4,314,225	1,212,065	80,595	1,666,430
1,116,642	1,280,933	175,760	189,649	48,753	190,723
705,262	580,510	66,507	103,041	26,218	123,157
396,296	287,805	18,254	74,775	23,913	77,695
113,096	115,388	17,576	16,858	4,334	16,953
–	–	–	–	–	–
7,838,753	10,067,765	1,096,384	1,017,082	265,531	1,573,447
319,501	439,529	65,233	64,036	47,344	76,867
57,060,058	55,609,533	24,547,242	3,794,396	496,688	6,685,483

$3,282,532,754	$3,020,080,870	$474,187,385	$481,068,166	$126,348,094	$489,577,044

$3,255,561,142	$3,231,960,460	$497,810,729	$472,131,939	$126,265,884	$488,378,790
26,971,612	(211,879,590)	(23,623,344)	8,936,227	82,210	1,198,254
$3,282,532,754	$3,020,080,870	$474,187,385	$481,068,166	$126,348,094	$489,577,044

See Notes to Financial Statements.	151

Statements of Assets and Liabilities (unaudited)(concluded)

March 31, 2020

	Short Duration	Intermediate

Net assets by class:
Class A Shares	$715,199,544	$1,891,485,314
Class C Shares	$73,581,540	$346,663,237
Class F Shares	$455,132,172	$1,904,423,855
Class F3 Shares	$218,442,388	$66,442,854
Class I Shares	$119,217,740	$651,175,883
Outstanding shares by class*:
Class A Shares	46,220,245	175,919,521
Class C Shares	4,755,160	32,283,123
Class F Shares	29,408,661	177,173,910
Class F3 Shares	14,110,855	6,176,095
Class I Shares	7,702,275	60,553,369
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$15.47	$10.75
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$15.83	$11.00
Class C Shares-Net asset value	$15.47	$10.74
Class F Shares-Net asset value	$15.48	$10.75
Class F3 Shares-Net asset value	$15.48	$10.76
Class I Shares-Net asset value	$15.48	$10.75

*	Lord Abbett Municipal Income Fund, Inc. has 10,857,501,500 authorized shares of capital stock (par value $.001), which are designated as follows: 1,950,001,500 to Short Duration, 2,445,000,000 to Intermediate, 1,175,000,000 to National, 1,987,500,000 to High Yield, 1,950,000,000 to Short Duration High Yield and 450,000,000 to each of California, New Jersey and New York (As of March 31, 2020).

152	See Notes to Financial Statements.

		Short Duration
National	High Yield	High Yield	California	New Jersey	New York

$2,192,292,829	$1,656,644,081	$193,713,101	$311,906,002	$99,636,502	$374,774,740
$172,514,035	$307,936,744	$13,315,817	$44,104,930	–	$42,730,261
$685,983,469	$759,262,626	$170,668,690	$85,583,614	$22,454,808	$57,191,910
$104,684,220	$43,934,963	$6,744,892	$11,672,705	$570,147	$1,489,975
$127,058,201	$252,302,456	$89,744,885	$27,800,915	$3,686,637	$13,390,158

193,783,183	143,192,593	13,175,390	28,328,081	19,843,916	32,908,612
15,232,881	26,607,913	905,533	4,004,107	–	3,757,180
60,682,174	65,575,696	11,608,504	7,773,030	4,472,385	5,017,526
9,257,704	3,804,620	458,663	1,060,512	113,425	130,754
11,236,805	21,845,482	6,102,996	2,526,835	733,579	1,174,984

$11.31	$11.57	$14.70	$11.01	$5.02	$11.39

$11.57	$11.84	$15.04	$11.26	$5.14	$11.65
$11.33	$11.57	$14.70	$11.01	–	$11.37
$11.30	$11.58	$14.70	$11.01	$5.02	$11.40
$11.31	$11.55	$14.71	$11.01	$5.03	$11.40
$11.31	$11.55	$14.71	$11.00	$5.03	$11.40

See Notes to Financial Statements.	153

Statements of Operations (unaudited)

For the Six Months Ended March 31, 2020

	Short Duration	Intermediate
Investment income:
Interest	$18,113,305	$79,170,884
Total investment income	18,113,305	79,170,884
Expenses:
Management fee	2,617,689	9,473,831
12b-1 distribution plan-Class A	680,397	1,848,205
12b-1 distribution plan-Class C	315,317	1,514,871
12b-1 distribution plan-Class F	246,260	987,403
Interest expense and fees (See Note 2(h))	–	–
Shareholder servicing	304,221	1,261,435
Fund administration	307,963	984,753
Registration	106,424	153,246
Professional	26,142	53,613
Reports to shareholders	24,679	84,439
Directors’ fees	23,842	76,063
Custody	6,867	18,334
Other	69,115	89,377
Gross expenses	4,728,916	16,545,570
Expense reductions (See Note 9)	(17,123)	(61,821)
Fees waived and expenses reimbursed (See Note 3)	(30,998)	–
Net expenses	4,680,795	16,483,749
Net investment income	13,432,510	62,687,135
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(6,810,258)	(11,572,040)
Net realized gain (loss) on futures contracts	–	(43)
Net change in unrealized appreciation/depreciation on investments	(26,040,603)	(192,849,881)
Net change in unrealized appreciation/depreciation on futures contracts	–	(178,629)
Net realized and unrealized gain (loss)	(32,850,861)	(204,600,593)
Net Decrease in Net Assets Resulting From Operations	$(19,418,351)	$(141,913,458)

154	See Notes to Financial Statements.

		Short Duration
National	High Yield	High Yield	California	New Jersey	New York

$57,970,124	$76,772,682	$8,048,694	$8,073,429	$2,080,771	$7,340,182
57,970,124	76,772,682	8,048,694	8,073,429	2,080,771	7,340,182

6,361,040	7,712,689	963,013	1,086,157	282,906	1,071,403
2,175,900	1,849,915	200,295	311,857	100,340	359,934
713,710	1,442,519	55,334	196,715	–	190,638
325,477	472,362	91,076	40,981	10,771	28,021
34,460	–	–	–	–	–
614,314	855,122	147,557	78,935	25,770	88,168
641,262	696,269	96,301	96,547	25,147	95,236
181,247	151,773	64,586	39,615	30,961	39,286
41,025	115,550	23,488	21,072	18,298	26,261
55,389	57,127	8,298	7,713	3,614	8,097
48,395	53,481	7,028	7,223	1,970	7,243
12,068	12,851	3,643	3,335	2,148	3,484
75,710	79,235	31,952	32,551	12,546	34,197
11,279,997	13,498,893	1,692,571	1,922,701	514,471	1,951,968
(39,748)	(44,283)	(6,101)	(6,010)	(1,595)	(6,018)
–	–	(411,783)	–	(12,088)	–
11,240,249	13,454,610	1,274,687	1,916,691	500,788	1,945,950
46,729,875	63,318,072	6,774,007	6,156,738	1,579,983	5,394,232

(5,674,356)	232,482	(7,180,746)	(1,157,281)	194,658	(1,111,565)
(2,831,754)	(1,822,760)	(415,104)	(508,103)	(54,758)	(278,099)
(136,733,523)	(297,293,216)	(26,782,555)	(17,294,550)	(4,940,434)	(16,169,927)
(5,943,286)	(6,760,096)	(798,472)	(1,085,075)	(149,333)	(700,501)
(151,182,919)	(305,643,590)	(35,176,877)	(20,045,009)	(4,949,867)	(18,260,092)
$(104,453,044)	$(242,325,518)	$(28,402,870)	$(13,888,271)	$(3,369,884)	$(12,865,860)

See Notes to Financial Statements.	155

Statements of Changes in Net Assets

	Short Duration
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended March 31, 2020 (unaudited)	For the Year Ended September 30, 2019
Operations:
Net investment income	$13,432,510	$25,307,839
Net realized gain (loss) on investments and futures contracts	(6,810,258)	885,389
Net change in unrealized appreciation/depreciation on investments and futures contracts	(26,040,603)	29,809,083
Net increase (decrease) in net assets resulting from operations	(19,418,351)	56,002,311
Distributions to shareholders:(a)
Class A	(5,791,695)	(11,102,652)
Class C	(422,959)	(1,223,586)
Class F	(4,407,172)	(10,200,546)
Class F3	(1,659,795)	(627,080)
Class I	(1,110,278)	(2,062,813)
Total distributions to shareholders	(13,391,899)	(25,216,677)
Capital share transactions (Net of share conversions) (See Note 15):
Net proceeds from sales of shares	717,646,743	633,289,014
Net proceeds from reorganizations (See Note 16)	–	–
Reinvestment of distributions	8,038,348	14,833,442
Cost of shares reacquired	(563,825,048)	(580,503,220)
Net increase in net assets resulting from capital share transactions	161,860,043	67,619,236
Net increase in net assets	129,049,793	98,404,870
NET ASSETS:
Beginning of period	$1,452,523,591	$1,354,118,721
End of period	$1,581,573,384	$1,452,523,591

(a)	Refer to Note 4 in the Notes to Financial Statements for the tax character of distributions.

156	See Notes to Financial Statements.

Intermediate		National
For the Six Months Ended March 31, 2020 (unaudited)	For the Year Ended September 30, 2019	For the Six Months Ended March 31, 2020 (unaudited)	For the Year Ended September 30, 2019

$62,687,135	$115,499,466	$46,729,875	$75,193,466
(11,572,083)	(12,389,822)	(8,506,110)	(6,763,660)

(193,028,510)	230,220,416	(142,676,809)	148,183,207
(141,913,458)	333,330,060	(104,453,044)	216,613,013

(23,179,430)	(41,310,609)	(31,565,814)	(53,305,962)
(3,514,840)	(8,588,040)	(1,934,228)	(3,716,398)
(25,729,998)	(47,407,280)	(9,739,770)	(13,855,561)
(752,547)	(876,817)	(1,293,769)	(1,134,009)
(9,137,510)	(16,460,316)	(1,910,715)	(2,498,383)
(62,314,325)	(114,643,062)	(46,444,296)	(74,510,313)

1,116,300,815	1,483,143,895	876,017,448	1,014,397,694
–	–	–	201,497,691
46,075,286	82,576,652	39,788,714	63,602,976
(761,604,519)	(1,283,567,951)	(424,576,203)	(463,562,176)

400,771,582	282,152,596	491,229,959	815,936,185
196,543,799	500,839,594	340,332,619	958,038,885

$4,663,647,344	$4,162,807,750	$2,942,200,135	$1,984,161,250
$4,860,191,143	$4,663,647,344	$3,282,532,754	$2,942,200,135

See Notes to Financial Statements.	157

Statements of Changes in Net Assets (continued)

	High Yield
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended March 31, 2020 (unaudited)	For the Year Ended September 30, 2019
Operations:
Net investment income	$63,318,072	$102,147,295
Net realized gain (loss) on investments and futures contracts	(1,590,278)	(25,889,283)
Net change in unrealized appreciation/depreciation on investments and futures contracts	(304,053,312)	171,861,290
Net increase (decrease) in net assets resulting from operations	(242,325,518)	248,119,302
Distributions to shareholders:(a)
Class A	(33,112,176)	(54,378,652)
Class C	(5,065,186)	(10,825,891)
Class F	(17,343,847)	(26,687,299)
Class F3	(761,901)	(765,103)
Class I	(5,689,696)	(7,092,945)
Total distributions to shareholders	(61,972,806)	(99,749,890)
Capital share transactions (Net of share conversions) (See Note 15):
Net proceeds from sales of shares	901,607,987	1,450,425,923
Reinvestment of distributions	53,268,661	83,997,743
Cost of shares reacquired	(916,174,960)	(563,600,452)
Net increase in net assets resulting from capital share transactions	38,701,688	970,823,214
Net increase (decrease) in net assets	(265,596,636)	1,119,192,626
NET ASSETS:
Beginning of period	$3,285,677,506	$2,166,484,880
End of period	$3,020,080,870	$3,285,677,506

(a)	Refer to Note 4 in the Notes to Financial Statements for the tax character of distributions.

158	See Notes to Financial Statements.

Short Duration High Yield
For the Six Months Ended March 31, 2020 (unaudited)	For the Year Ended September 30, 2019

$6,774,007	$10,271,756
(7,595,850)	(512,118)

(27,581,027)	12,413,939
(28,402,870)	22,173,577

(2,646,345)	(4,125,381)
(127,819)	(233,121)
(2,491,267)	(3,836,530)
(102,344)	(165,778)
(1,121,724)	(1,494,292)
(6,489,499)	(9,855,102)

246,939,278	247,090,432
6,352,940	9,585,584
(160,588,631)	(126,733,086)

92,703,587	129,942,930
57,811,218	142,261,405

$416,376,167	$274,114,762
$474,187,385	$416,376,167

159

Statements of Changes in Net Assets (concluded)

	California
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended March 31, 2020 (unaudited)	For the Year Ended September 30, 2019
Operations:
Net investment income	$6,156,738	$10,116,796
Net realized gain (loss) on investments and futures contracts	(1,665,384)	(1,384,906)
Net change in unrealized appreciation/depreciation on investments and futures contracts	(18,379,625)	21,857,620
Net increase (decrease) in net assets resulting from operations	(13,888,271)	30,589,510
Distributions to shareholders:(a)
Class A	(3,984,368)	(6,597,653)
Class C	(442,679)	(812,708)
Class F	(1,084,058)	(1,694,056)
Class F3	(146,741)	(185,869)
Class I	(434,352)	(713,640)
Total distributions to shareholders	(6,092,198)	(10,003,926)
Capital share transactions (Net of share conversions) (See Note 15):
Net proceeds from sales of shares	124,039,783	186,394,154
Reinvestment of distributions	5,324,843	8,582,675
Cost of shares reacquired	(72,264,010)	(70,874,978)
Net increase in net assets resulting from capital share transactions	57,100,616	124,101,851
Net increase in net assets	37,120,147	144,687,435
NET ASSETS:
Beginning of period	$443,948,019	$299,260,584
End of period	$481,068,166	$443,948,019

(a)	Refer to Note 4 in the Notes to Financial Statements for the tax character of distributions.

160	See Notes to Financial Statements.

New Jersey		New York
For the Six Months Ended March 31, 2020 (unaudited)	For the Year Ended September 30, 2019	For the Six Months Ended March 31, 2020 (unaudited)	For the Year Ended September 30, 2019

$1,579,983	$2,870,960	$5,394,232	$9,151,308
139,900	(632,709)	(1,389,664)	(2,412,805)

(5,089,767)	7,001,534	(16,870,428)	24,658,165
(3,369,884)	9,239,785	(12,865,860)	31,396,668

(1,247,756)	(2,370,095)	(4,137,590)	(6,935,314)
–	–	(373,081)	(767,665)
(278,699)	(438,770)	(671,406)	(1,196,262)
(7,786)	(6,158)	(18,295)	(26,421)
(44,106)	(53,885)	(169,435)	(304,385)
(1,578,347)	(2,868,908)	(5,369,807)	(9,230,047)

24,898,341	38,600,980	114,443,973	146,348,476
1,304,465	2,368,422	4,360,721	7,234,463
(17,951,832)	(19,994,576)	(58,236,120)	(70,726,564)

8,250,974	20,974,826	60,568,574	82,856,375
3,302,743	27,345,703	42,332,907	105,022,996

$123,045,351	$95,699,648	$447,244,137	$342,221,141
$126,348,094	$123,045,351	$489,577,044	$447,244,137

See Notes to Financial Statements.	161

Financial Highlights

SHORT DURATION TAX FREE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period	Total return(b) (%)
Class A
3/31/2020(d)	$15.78	$0.12	$(0.30)	$(0.18)	$(0.13)	$15.47	(1.13	)(e)
9/30/2019	15.43	0.29	0.34	0.63	(0.28)	15.78	4.15
9/30/2018	15.64	0.21	(0.20)	0.01	(0.22)	15.43	0.04
9/30/2017	15.76	0.17	(0.12)	0.05	(0.17)	15.64	0.26
9/30/2016	15.74	0.17	0.02	0.19	(0.17)	15.76	1.27
9/30/2015	15.80	0.16	(0.06)	0.10	(0.16)	15.74	0.63
Class C
3/31/2020(d)	15.78	0.07	(0.29)	(0.22)	(0.09)	15.47	(1.43	)(e)
9/30/2019	15.43	0.19	0.35	0.54	(0.19)	15.78	3.52
9/30/2018	15.64	0.12	(0.21)	(0.09)	(0.12)	15.43	(0.57)
9/30/2017	15.77	0.07	(0.13)	(0.06)	(0.07)	15.64	(0.36)
9/30/2016	15.74	0.07	0.03	0.10	(0.07)	15.77	0.65
9/30/2015	15.80	0.06	(0.06)	–	(0.06)	15.74	0.01
Class F
3/31/2020(d)	15.78	0.12	(0.28)	(0.16)	(0.14)	15.48	(1.02	)(e)
9/30/2019	15.43	0.30	0.35	0.65	(0.30)	15.78	4.25
9/30/2018	15.64	0.23	(0.21)	0.02	(0.23)	15.43	0.14
9/30/2017	15.77	0.18	(0.13)	0.05	(0.18)	15.64	0.35
9/30/2016	15.74	0.19	0.02	0.21	(0.18)	15.77	1.37
9/30/2015	15.80	0.18	(0.07)	0.11	(0.17)	15.74	0.73
Class F3
3/31/2020(d)	15.79	0.13	(0.29)	(0.16)	(0.15)	15.48	(1.01	)(e)
9/30/2019	15.43	0.32	0.36	0.68	(0.32)	15.79	4.44
9/30/2018	15.65	0.25	(0.22)	0.03	(0.25)	15.43	0.19
4/4/2017 to 9/30/2017(g)	15.56	0.10	0.09	0.19	(0.10)	15.65	1.23	(e)
Class I
3/31/2020(d)	15.78	0.13	(0.28)	(0.15)	(0.15)	15.48	(0.97	)(e)
9/30/2019	15.43	0.32	0.35	0.67	(0.32)	15.78	4.35
9/30/2018	15.65	0.25	(0.22)	0.03	(0.25)	15.43	0.17
9/30/2017	15.77	0.20	(0.12)	0.08	(0.20)	15.65	0.52
9/30/2016	15.74	0.20	0.03	0.23	(0.20)	15.77	1.47
9/30/2015	15.80	0.19	(0.06)	0.13	(0.19)	15.74	0.83

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Commenced on April 4, 2017.

162	See Notes to Financial Statements.

Ratios to Average Net Assets:								Supplemental Data:
Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

0.65	(f)	0.65	(f)	0.66	(f)	1.72	(f)	$ 715,200	14	(e)
0.65		0.65		0.66		1.83		632,983	33
0.65		0.65		0.68		1.38		621,383	55
0.65		0.65		0.71		1.08		777,769	23
0.65		0.65		0.71		1.08		1,060,240	23
0.65		0.65		0.70		1.02		1,056,101	26

1.28	(f)	1.28	(f)	1.28	(f)	1.11	(f)	73,582	14	(e)
1.26		1.26		1.28		1.22		86,435	33
1.26		1.26		1.29		0.77		106,989	55
1.27		1.27		1.33		0.47		138,173	23
1.27		1.27		1.33		0.47		180,900	23
1.27		1.27		1.33		0.39		200,818	26

0.55	(f)	0.55	(f)	0.56	(f)	1.81	(f)	455,132	14	(e)
0.55		0.55		0.56		1.92		577,258	33
0.55		0.55		0.58		1.48		507,085	55
0.55		0.55		0.61		1.18		641,013	23
0.55		0.55		0.61		1.18		803,775	23
0.55		0.55		0.60		1.11		724,280	26

0.42	(f)	0.42	(f)	0.43	(f)	1.95	(f)	218,442	14	(e)
0.42		0.42		0.43		2.04		46,899	33
0.43		0.43		0.44		1.63		19,703	55
0.43	(f)	0.43	(f)	0.49	(f)	1.30	(f)	947	23

0.45	(f)	0.45	(f)	0.46	(f)	1.92	(f)	119,218	14	(e)
0.45		0.45		0.46		2.02		108,949	33
0.45		0.45		0.47		1.60		98,960	55
0.45		0.45		0.51		1.28		47,491	23
0.45		0.45		0.51		1.27		67,127	23
0.45		0.45		0.50		1.20		44,295	26

See Notes to Financial Statements.	163

Financial Highlights (continued)

INTERMEDIATE TAX FREE FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain		Total distri- butions
Class A
3/31/2020(d)	$11.17	$0.13	$(0.41)	$(0.28)	$(0.14)	$ –		$(0.14)
9/30/2019	10.60	0.30	0.57	0.87	(0.30)	–		(0.30)
9/30/2018	10.85	0.27	(0.25)	0.02	(0.27)	–		(0.27)
9/30/2017	11.10	0.27	(0.26)	0.01	(0.26)	–	(g)	(0.26)
9/30/2016	10.80	0.29	0.30	0.59	(0.28)	(0.01)		(0.29)
9/30/2015	10.83	0.31	(0.04)	0.27	(0.30)	–		(0.30)
Class C
3/31/2020(d)	11.16	0.10	(0.41)	(0.31)	(0.11)	–		(0.11)
9/30/2019	10.59	0.23	0.57	0.80	(0.23)	–		(0.23)
9/30/2018	10.84	0.21	(0.26)	(0.05)	(0.20)	–		(0.20)
9/30/2017	11.09	0.20	(0.26)	(0.06)	(0.19)	–	(g)	(0.19)
9/30/2016	10.79	0.22	0.30	0.52	(0.21)	(0.01)		(0.22)
9/30/2015	10.82	0.24	(0.04)	0.20	(0.23)	–		(0.23)
Class F
3/31/2020(d)	11.17	0.13	(0.40)	(0.27)	(0.15)	–		(0.15)
9/30/2019	10.60	0.31	0.57	0.88	(0.31)	–		(0.31)
9/30/2018	10.85	0.28	(0.25)	0.03	(0.28)	–		(0.28)
9/30/2017	11.10	0.27	(0.25)	0.02	(0.27)	–	(g)	(0.27)
9/30/2016	10.80	0.30	0.30	0.60	(0.29)	(0.01)		(0.30)
9/30/2015	10.83	0.32	(0.04)	0.28	(0.31)	–		(0.31)
Class F3
3/31/2020(d)	11.18	0.14	(0.41)	(0.27)	(0.15)	–		(0.15)
9/30/2019	10.60	0.32	0.58	0.90	(0.32)	–		(0.32)
9/30/2018	10.86	0.30	(0.26)	0.04	(0.30)	–		(0.30)
4/4/2017 to 9/30/2017(h)	10.66	0.13	0.21	0.34	(0.14)	–	(g)	(0.14)
Class I
3/31/2020(d)	11.17	0.14	(0.41)	(0.27)	(0.15)	–		(0.15)
9/30/2019	10.60	0.32	0.57	0.89	(0.32)	–		(0.32)
9/30/2018	10.85	0.30	(0.26)	0.04	(0.29)	–		(0.29)
9/30/2017	11.10	0.29	(0.26)	0.03	(0.28)	–	(g)	(0.28)
9/30/2016	10.80	0.31	0.30	0.61	(0.30)	(0.01)		(0.31)
9/30/2015	10.84	0.33	(0.05)	0.28	(0.32)	–		(0.32)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A, and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Amount less than $0.01.
(h)	Commenced on April 4, 2017.

164	See Notes to Financial Statements.

			Ratios to Average Net Assets:								Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$10.75	(2.55	)(e)	0.70	(f)	0.70	(f)	0.70	(f)	2.55	(f)	$1,891,485	9	(e)
11.17	8.27		0.70		0.70		0.71		2.73		1,704,883	19
10.60	0.20		0.70		0.70		0.70		2.57		1,496,393	23
10.85	0.18		0.70		0.70		0.70		2.46		1,650,235	23
11.10	5.53		0.70		0.70		0.70		2.62		2,000,225	8
10.80	2.52		0.71		0.71		0.71		2.84		1,592,318	12

10.74	(2.85	)(e)	1.32	(f)	1.32	(f)	1.32	(f)	1.93	(f)	346,663	9	(e)
11.16	7.62		1.31		1.31		1.32		2.13		390,735	19
10.59	(0.42)		1.32		1.32		1.32		1.95		432,891	23
10.84	(0.45)		1.33		1.33		1.33		1.84		540,427	23
11.09	4.87		1.33		1.33		1.33		2.00		657,981	8
10.79	1.89		1.33		1.33		1.33		2.22		564,502	12

10.75	(2.50	)(e)	0.60	(f)	0.60	(f)	0.60	(f)	2.65	(f)	1,904,424	9	(e)
11.17	8.38		0.60		0.60		0.61		2.83		1,871,641	19
10.60	0.30		0.60		0.60		0.60		2.66		1,680,364	23
10.85	0.28		0.60		0.60		0.60		2.55		1,861,797	23
11.10	5.63		0.60		0.60		0.60		2.72		1,983,052	8
10.80	2.62		0.61		0.61		0.61		2.94		1,447,425	12

10.76	(2.43	)(e)	0.46	(f)	0.46	(f)	0.46	(f)	2.77	(f)	66,443	9	(e)
11.18	8.62		0.46		0.46		0.47		2.94		43,659	19
10.60	0.34		0.46		0.46		0.46		2.80		24,227	23
10.86	3.16	(e)	0.46	(f)	0.46	(f)	0.46	(f)	2.52	(f)	441	23

10.75	(2.45	)(e)	0.50	(f)	0.50	(f)	0.50	(f)	2.75	(f)	651,176	9	(e)
11.17	8.48		0.50		0.50		0.51		2.92		652,729	19
10.60	0.40		0.50		0.50		0.50		2.77		528,933	23
10.85	0.38		0.50		0.50		0.50		2.66		336,447	23
11.10	5.74		0.50		0.50		0.50		2.79		316,391	8
10.80	2.63		0.51		0.51		0.51		3.02		164,325	12

See Notes to Financial Statements.	165

Financial Highlights (continued)

NATIONAL TAX FREE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
3/31/2020(d)	$11.80	$0.15	$(0.47)	$(0.32)	$(0.17)	$11.31
9/30/2019	11.11	0.37	0.69	1.06	(0.37)	11.80
9/30/2018	11.36	0.37	(0.25)	0.12	(0.37)	11.11
9/30/2017	11.69	0.38	(0.34)	0.04	(0.37)	11.36
9/30/2016	11.24	0.41	0.44	0.85	(0.40)	11.69
9/30/2015	11.29	0.41	(0.06)	0.35	(0.40)	11.24
Class C
3/31/2020(d)	11.82	0.12	(0.48)	(0.36)	(0.13)	11.33
9/30/2019	11.13	0.30	0.69	0.99	(0.30)	11.82
9/30/2018	11.37	0.30	(0.24)	0.06	(0.30)	11.13
9/30/2017	11.70	0.31	(0.34)	(0.03)	(0.30)	11.37
9/30/2016	11.26	0.33	0.44	0.77	(0.33)	11.70
9/30/2015	11.30	0.34	(0.05)	0.29	(0.33)	11.26
Class F
3/31/2020(d)	11.79	0.16	(0.47)	(0.31)	(0.18)	11.30
9/30/2019	11.10	0.38	0.69	1.07	(0.38)	11.79
9/30/2018	11.35	0.38	(0.25)	0.13	(0.38)	11.10
9/30/2017	11.68	0.39	(0.34)	0.05	(0.38)	11.35
9/30/2016	11.23	0.41	0.45	0.86	(0.41)	11.68
9/30/2015	11.28	0.42	(0.06)	0.36	(0.41)	11.23
Class F3
3/31/2020(d)	11.80	0.16	(0.47)	(0.31)	(0.18)	11.31
9/30/2019	11.11	0.39	0.70	1.09	(0.40)	11.80
9/30/2018	11.35	0.39	(0.24)	0.15	(0.39)	11.11
4/4/2017 to 9/30/2017(g)	11.11	0.19	0.24	0.43	(0.19)	11.35
Class I
3/31/2020(d)	11.80	0.16	(0.47)	(0.31)	(0.18)	11.31
9/30/2019	11.11	0.39	0.69	1.08	(0.39)	11.80
9/30/2018	11.35	0.39	(0.24)	0.15	(0.39)	11.11
9/30/2017	11.68	0.39	(0.33)	0.06	(0.39)	11.35
9/30/2016	11.24	0.42	0.44	0.86	(0.42)	11.68
9/30/2015	11.29	0.43	(0.06)	0.37	(0.42)	11.24

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Commenced on April 4, 2017.

166	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)		Total expenses (includes interest expense)(c) (%)		Total expenses (excludes interest expense)(c) (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

(2.75	)(e)	0.71	(f)	0.71	(f)	2.95	(f)	$2,192,293	11	(e)
9.70		0.77		0.75		3.25		2,011,535	11
1.03		0.77		0.74		3.28		1,484,381	32
0.43		0.76		0.74		3.34		1,496,723	31
7.68		0.77		0.74		3.52		1,591,375	16
3.16		0.77		0.75		3.61		1,404,309	29

(3.06	)(e)	1.35	(f)	1.35	(f)	2.30	(f)	172,514	11	(e)
9.01		1.39		1.37		2.63		165,263	11
0.49		1.39		1.36		2.66		131,631	32
(0.19)		1.39		1.37		2.72		164,380	31
6.91		1.39		1.37		2.90		198,789	16
2.61		1.40		1.38		2.98		172,774	29

(2.71	)(e)	0.60	(f)	0.60	(f)	3.04	(f)	685,983	11	(e)
9.80		0.67		0.65		3.32		594,320	11
1.12		0.67		0.64		3.37		299,777	32
0.53		0.66		0.64		3.43		333,595	31
7.78		0.67		0.64		3.59		318,012	16
3.25		0.67		0.65		3.70		186,722	29

(2.65	)(e)	0.47	(f)	0.47	(f)	3.14	(f)	104,684	11	(e)
9.95		0.53		0.50		3.42		59,942	11
1.34		0.53		0.50		3.50		21,499	32
3.80	(e)	0.52	(f)	0.50	(f)	3.50	(f)	16,732	31

(2.66	)(e)	0.50	(f)	0.50	(f)	3.14	(f)	127,058	11	(e)
9.91		0.57		0.55		3.40		111,141	11
1.31		0.57		0.54		3.48		46,873	32
0.63		0.56		0.54		3.49		23,240	31
7.77		0.57		0.54		3.60		9,658	16
3.34		0.57		0.55		3.77		2,442	29

See Notes to Financial Statements.	167

Financial Highlights (continued)

HIGH YIELD MUNICIPAL BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period	Total return(b) (%)
Class A
3/31/2020(d)	$12.60	$0.20	$(1.00)	$(0.80)	$(0.23)	$11.57	(6.51	)(e)
9/30/2019	11.93	0.50	0.66	1.16	(0.49)	12.60	9.94
9/30/2018	11.84	0.48	0.08	0.56	(0.47)	11.93	4.83
9/30/2017	12.17	0.50	(0.34)	0.16	(0.49)	11.84	1.41
9/30/2016	11.54	0.56	0.60	1.16	(0.53)	12.17	10.28
9/30/2015	11.69	0.56	(0.17)	0.39	(0.54)	11.54	3.36
Class C
3/31/2020(d)	12.61	0.17	(1.02)	(0.85)	(0.19)	11.57	(6.88	)(e)
9/30/2019	11.93	0.42	0.67	1.09	(0.41)	12.61	9.34
9/30/2018	11.84	0.41	0.08	0.49	(0.40)	11.93	4.18
9/30/2017	12.17	0.43	(0.35)	0.08	(0.41)	11.84	0.79
9/30/2016	11.55	0.49	0.59	1.08	(0.46)	12.17	9.51
9/30/2015	11.69	0.49	(0.17)	0.32	(0.46)	11.55	2.81
Class F
3/31/2020(d)	12.61	0.21	(1.01)	(0.80)	(0.23)	11.58	(6.46	)(e)
9/30/2019	11.93	0.51	0.67	1.18	(0.50)	12.61	10.13
9/30/2018	11.85	0.49	0.07	0.56	(0.48)	11.93	4.84
9/30/2017	12.18	0.52	(0.35)	0.17	(0.50)	11.85	1.51
9/30/2016	11.55	0.57	0.60	1.17	(0.54)	12.18	10.39
9/30/2015	11.69	0.58	(0.17)	0.41	(0.55)	11.55	3.55
Class F3
3/31/2020(d)	12.58	0.21	(1.00)	(0.79)	(0.24)	11.55	(6.42	)(e)
9/30/2019	11.90	0.52	0.67	1.19	(0.51)	12.58	10.28
9/30/2018	11.82	0.51	0.06	0.57	(0.49)	11.90	4.98
4/4/2017 to 9/30/2017(g)	11.79	0.24	0.03	0.27	(0.24)	11.82	4.11	(e)
Class I
3/31/2020(d)	12.58	0.21	(1.00)	(0.79)	(0.24)	11.55	(6.43	)(e)
9/30/2019	11.90	0.51	0.68	1.19	(0.51)	12.58	10.25
9/30/2018	11.82	0.50	0.07	0.57	(0.49)	11.90	4.94
9/30/2017	12.15	0.52	(0.35)	0.17	(0.50)	11.82	1.57
9/30/2016	11.53	0.57	0.60	1.17	(0.55)	12.15	10.41
9/30/2015	11.67	0.58	(0.16)	0.42	(0.56)	11.53	3.64

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Commenced on April 4, 2017.

168	See Notes to Financial Statements.

Ratios to Average Net Assets:								Supplemental Data:
Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

0.77	(f)	0.77	(f)	0.77	(f)	3.70	(f)	$1,656,644	24	(e)
0.79		0.79		0.79		4.09		1,728,665	11
0.82		0.81		0.82		4.09		1,217,482	30
0.80		0.79		0.80		4.31		1,182,782	30
0.80		0.79		0.80		4.71		1,273,114	16
0.84		0.83		0.87		4.82		1,141,428	31

1.41	(f)	1.41	(f)	1.41	(f)	3.05	(f)	307,937	24	(e)
1.42		1.42		1.42		3.48		346,925	11
1.44		1.43		1.44		3.48		309,743	30
1.43		1.42		1.43		3.70		380,228	30
1.42		1.41		1.42		4.09		441,499	16
1.47		1.46		1.50		4.20		397,615	31

0.66	(f)	0.66	(f)	0.66	(f)	3.79	(f)	759,263	24	(e)
0.69		0.69		0.69		4.16		895,691	11
0.72		0.71		0.72		4.18		517,484	30
0.70		0.69		0.70		4.39		540,945	30
0.70		0.69		0.70		4.80		490,913	16
0.74		0.73		0.77		4.92		404,172	31

0.52	(f)	0.52	(f)	0.52	(f)	3.91	(f)	43,935	25	(e)
0.55		0.55		0.55		4.24		32,101	11
0.58		0.57		0.58		4.30		13,249	30
0.56	(f)	0.56	(f)	0.56	(f)	4.09	(f)	1,750	30

0.56	(f)	0.56	(f)	0.56	(f)	3.89	(f)	252,302	24	(e)
0.59		0.59		0.59		4.22		282,296	11
0.62		0.61		0.62		4.27		108,526	30
0.60		0.59		0.60		4.42		64,707	30
0.60		0.58		0.60		4.82		68,122	16
0.64		0.63		0.67		4.99		11,061	31

See Notes to Financial Statements.	169

Financial Highlights (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain		Total distri- butions
Class A
3/31/2020(c)	$15.64	$0.18	$(0.91)	$(0.73)	$(0.21)	$ –		$(0.21)
9/30/2019	15.10	0.46	0.52	0.98	(0.44)	–		(0.44)
9/30/2018	15.26	0.43	(0.18)	0.25	(0.41)	–	(f)	(0.41)
9/30/2017	15.52	0.43	(0.29)	0.14	(0.40)	–		(0.40)
9/30/2016	15.04	0.42	0.46	0.88	(0.40)	–		(0.40)
6/1/2015 to 9/30/2015(g)	15.00	0.13	0.03	0.16	(0.12)	–		(0.12)
Class C
3/31/2020(c)	15.65	0.14	(0.93)	(0.79)	(0.16)	–		(0.16)
9/30/2019	15.11	0.36	0.52	0.88	(0.34)	–		(0.34)
9/30/2018	15.26	0.33	(0.17)	0.16	(0.31)	–	(f)	(0.31)
9/30/2017	15.52	0.32	(0.29)	0.03	(0.29)	–		(0.29)
9/30/2016	15.04	0.30	0.46	0.76	(0.28)	–		(0.28)
6/1/2015 to 9/30/2015(g)	15.00	0.10	0.02	0.12	(0.08)	–		(0.08)
Class F
3/31/2020(c)	15.64	0.19	(0.92)	(0.73)	(0.21)	–		(0.21)
9/30/2019	15.10	0.47	0.53	1.00	(0.46)	–		(0.46)
9/30/2018	15.26	0.44	(0.18)	0.26	(0.42)	–	(f)	(0.42)
9/30/2017	15.51	0.45	(0.28)	0.17	(0.42)	–		(0.42)
9/30/2016	15.04	0.43	0.46	0.89	(0.42)	–		(0.42)
6/1/2015 to 9/30/2015(g)	15.00	0.14	0.02	0.16	(0.12)	–		(0.12)
Class F3
3/31/2020(c)	15.65	0.20	(0.91)	(0.71)	(0.23)	–		(0.23)
9/30/2019	15.11	0.50	0.52	1.02	(0.48)	–		(0.48)
9/30/2018	15.27	0.46	(0.18)	0.28	(0.44)	–	(f)	(0.44)
4/4/2017 to 9/30/2017(h)	14.99	0.23	0.27	0.50	(0.22)	–		(0.22)
Class I
3/31/2020(c)	15.65	0.19	(0.91)	(0.72)	(0.22)	–		(0.22)
9/30/2019	15.11	0.49	0.52	1.01	(0.47)	–		(0.47)
9/30/2018	15.26	0.46	(0.17)	0.29	(0.44)	–	(f)	(0.44)
9/30/2017	15.52	0.46	(0.29)	0.17	(0.43)	–		(0.43)
9/30/2016	15.04	0.43	0.48	0.91	(0.43)	–		(0.43)
6/1/2015 to 9/30/2015(g)	15.00	0.15	0.02	0.17	(0.13)	–		(0.13)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount less than $0.01.
(g)	Commenced on June 1, 2015.
(h)	Commenced on April 4, 2017.

170	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$14.70	(4.75	)(d)	0.59	(e)	0.77	(e)	2.79	(e)	$193,713	30	(d)
15.64	6.59		0.55		0.78		2.99		176,214	29
15.10	1.59		0.55		0.78		2.83		121,804	29
15.26	1.06		0.55		0.81		2.86		90,165	17
15.52	5.93		0.55		0.92		2.74		54,470	12
15.04	1.06	(d)	0.55	(e)	1.69	(e)	2.69	(e)	12,019	1

14.70	(5.06	)(d)	1.26	(e)	1.44	(e)	2.13	(e)	13,316	30	(d)
15.65	5.90		1.21		1.44		2.34		12,303	29
15.11	0.98		1.22		1.45		2.17		8,851	29
15.26	0.32		1.29		1.56		2.14		8,782	17
15.52	5.11		1.31		1.68		1.94		8,661	12
15.04	0.78	(d)	1.35	(e)	2.42	(e)	1.98	(e)	852	1

14.70	(4.71	)(d)	0.49	(e)	0.67	(e)	2.88	(e)	170,669	30	(d)
15.64	6.70		0.45		0.68		3.08		156,308	29
15.10	1.69		0.45		0.68		2.93		109,580	29
15.26	1.16		0.45		0.71		2.96		87,848	17
15.51	6.03		0.45		0.82		2.81		41,758	12
15.04	1.09	(d)	0.45	(e)	1.59	(e)	2.76	(e)	9,072	1

14.71	(4.63	)(d)	0.33	(e)	0.52	(e)	3.05	(e)	6,745	30	(d)
15.65	6.86		0.30		0.53		3.24		6,546	29
15.11	1.91		0.29		0.53		3.06		3,812	29
15.27	3.33	(d)	0.29	(e)	0.56	(e)	3.02	(e)	221	17

14.71	(4.65	)(d)	0.39	(e)	0.56	(e)	2.98	(e)	89,745	30	(d)
15.65	6.80		0.35		0.59		3.18		65,005	29
15.11	1.86		0.35		0.58		3.03		30,068	29
15.26	1.26		0.35		0.61		3.06		23,707	17
15.52	6.13		0.35		0.74		2.80		6,837	12
15.04	1.12	(d)	0.35	(e)	1.45	(e)	2.97	(e)	619	1

See Notes to Financial Statements.	171

Financial Highlights (continued)

CALIFORNIA TAX FREE FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net Investment income	Net asset value, end of period
Class A
3/31/2020(d)	$11.42	$0.13	$(0.39)	$(0.26)	$(0.15)	$11.01
9/30/2019	10.76	0.33	0.66	0.99	(0.33)	11.42
9/30/2018	10.96	0.33	(0.20)	0.13	(0.33)	10.76
9/30/2017	11.32	0.34	(0.36)	(0.02)	(0.34)	10.96
9/30/2016	10.85	0.37	0.46	0.83	(0.36)	11.32
9/30/2015	10.84	0.37	0.01	0.38	(0.37)	10.85
Class C
3/31/2020(d)	11.42	0.10	(0.40)	(0.30)	(0.11)	11.01
9/30/2019	10.76	0.26	0.66	0.92	(0.26)	11.42
9/30/2018	10.96	0.27	(0.21)	0.06	(0.26)	10.76
9/30/2017	11.33	0.27	(0.37)	(0.10)	(0.27)	10.96
9/30/2016	10.85	0.30	0.47	0.77	(0.29)	11.33
9/30/2015	10.84	0.31	– (g)	0.31	(0.30)	10.85
Class F
3/31/2020(d)	11.42	0.14	(0.40)	(0.26)	(0.15)	11.01
9/30/2019	10.75	0.34	0.67	1.01	(0.34)	11.42
9/30/2018	10.96	0.34	(0.21)	0.13	(0.34)	10.75
9/30/2017	11.32	0.35	(0.36)	(0.01)	(0.35)	10.96
9/30/2016	10.85	0.38	0.47	0.85	(0.38)	11.32
9/30/2015	10.84	0.38	0.01	0.39	(0.38)	10.85
Class F3
3/31/2020(d)	11.41	0.14	(0.38)	(0.24)	(0.16)	11.01
9/30/2019	10.75	0.35	0.66	1.01	(0.35)	11.41
9/30/2018	10.95	0.36	(0.21)	0.15	(0.35)	10.75
4/4/2017 to 9/30/2017(h)	10.77	0.18	0.17	0.35	(0.17)	10.95
Class I
3/31/2020(d)	11.41	0.14	(0.39)	(0.25)	(0.16)	11.00
9/30/2019	10.75	0.35	0.66	1.01	(0.35)	11.41
9/30/2018	10.95	0.36	(0.21)	0.15	(0.35)	10.75
9/30/2017	11.32	0.36	(0.37)	(0.01)	(0.36)	10.95
9/30/2016	10.84	0.39	0.48	0.87	(0.39)	11.32
9/30/2015	10.84	0.39	– (g)	0.39	(0.39)	10.84

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Amount less than $0.01.
(h)	Commenced on April 4, 2017.

172	See Notes to Financial Statements.

		Ratios to Average Net Assets:								Supplemental Data:
Total return(b) (%)		Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

(2.35	)(e)	0.77	(f)	0.77	(f)	0.77	(f)	2.61	(f)	$311,906	11	(e)
9.34		0.79		0.79		0.79		3.00		289,148	15
1.20		0.79		0.79		0.79		3.07		197,080	28
(0.12)		0.79		0.78		0.79		3.15		204,019	27
7.80		0.79		0.78		0.79		3.30		234,470	8
3.54		0.82		0.81		0.82		3.44		185,379	15

(2.67	)(e)	1.43	(f)	1.43	(f)	1.43	(f)	1.95	(f)	44,105	11	(e)
8.68		1.40		1.40		1.40		2.39		42,957	15
0.58		1.41		1.41		1.41		2.45		33,793	28
(0.85)		1.43		1.43		1.43		2.51		45,450	27
7.21		1.42		1.41		1.42		2.66		54,658	8
2.89		1.45		1.45		1.45		2.80		39,790	15

(2.31	)(e)	0.67	(f)	0.67	(f)	0.67	(f)	2.70	(f)	85,584	11	(e)
9.55		0.69		0.69		0.69		3.08		73,687	15
1.21		0.69		0.69		0.69		3.17		49,601	28
(0.02)		0.69		0.68		0.69		3.23		53,111	27
7.90		0.69		0.68		0.69		3.39		53,059	8
3.64		0.72		0.71		0.72		3.52		36,482	15

(2.17	)(e)	0.55	(f)	0.55	(f)	0.55	(f)	2.80	(f)	11,673	11	(e)
9.59		0.56		0.56		0.56		3.19		8,373	15
1.42		0.56		0.56		0.56		3.28		3,949	28
3.30	(e)	0.56	(f)	0.52	(f)	0.56	(f)	3.39	(f)	2,243	27

(2.26	)(e)	0.57	(f)	0.57	(f)	0.57	(f)	2.81	(f)	27,801	11	(e)
9.56		0.58		0.58		0.58		3.18		29,782	15
1.40		0.59		0.59		0.59		3.27		14,836	28
(0.01)		0.59		0.58		0.59		3.34		5,121	27
8.10		0.58		0.58		0.58		3.47		4,802	8
3.63		0.61		0.61		0.61		3.61		2,309	15

See Notes to Financial Statements.	173

Financial Highlights (continued)

NEW JERSEY TAX FREE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period	Total return(b) (%)
Class A
3/31/2020(d)	$5.21	$0.06	$(0.19)	$(0.13)	$(0.06)	$5.02	(2.44	)(e)
9/30/2019	4.91	0.14	0.30	0.44	(0.14)	5.21	9.00
9/30/2018	4.96	0.14	(0.05)	0.09	(0.14)	4.91	1.75
9/30/2017	5.11	0.14	(0.15)	(0.01)	(0.14)	4.96	(0.08)
9/30/2016	4.86	0.16	0.25	0.41	(0.16)	5.11	8.53
9/30/2015	4.94	0.17	(0.08)	0.09	(0.17)	4.86	1.74
Class F
3/31/2020(d)	5.21	0.06	(0.18)	(0.12)	(0.07)	5.02	(2.39	)(e)
9/30/2019	4.91	0.14	0.30	0.44	(0.14)	5.21	9.10
9/30/2018	4.96	0.14	(0.05)	0.09	(0.14)	4.91	1.85
9/30/2017	5.11	0.15	(0.15)	–	(0.15)	4.96	0.02
9/30/2016	4.86	0.16	0.25	0.41	(0.16)	5.11	8.63
9/30/2015	4.94	0.17	(0.08)	0.09	(0.17)	4.86	1.84
Class F3
3/31/2020(d)	5.22	0.07	(0.19)	(0.12)	(0.07)	5.03	(2.32	)(e)
9/30/2019	4.92	0.14	0.31	0.45	(0.15)	5.22	9.22
9/30/2018	4.97	0.15	(0.05)	0.10	(0.15)	4.92	1.99
4/4/2017 to 9/30/2017(g)	4.87	0.07	0.10	0.17	(0.07)	4.97	3.55	(e)
Class I
3/31/2020(d)	5.22	0.07	(0.19)	(0.12)	(0.07)	5.03	(2.34	)(e)
9/30/2019	4.92	0.14	0.31	0.45	(0.15)	5.22	9.20
9/30/2018	4.97	0.15	(0.05)	0.10	(0.15)	4.92	1.95
9/30/2017	5.11	0.15	(0.14)	0.01	(0.15)	4.97	0.30
9/30/2016	4.86	0.17	0.25	0.42	(0.17)	5.11	8.76
9/30/2015	4.94	0.18	(0.08)	0.10	(0.18)	4.86	2.00

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Class A does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Commenced on April 4, 2017.

174	See Notes to Financial Statements.

Ratios to Average Net Assets:								Supplemental Data:
Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net Investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

0.82	(f)	0.82	(f)	0.85	(f)	2.51	(f)	$99,637	9	(e)
0.82		0.82		0.86		2.69		99,027	4
0.82		0.82		0.88		2.77		79,108	20
0.82		0.82		0.86		2.93		89,916	24
0.83		0.83		0.86		3.21		98,152	13
0.86		0.86		0.86		3.39		90,126	17

0.72	(f)	0.72	(f)	0.75	(f)	2.61	(f)	22,455	9	(e)
0.72		0.72		0.76		2.77		20,893	4
0.72		0.72		0.78		2.86		15,243	20
0.72		0.72		0.75		3.01		10,605	24
0.73		0.73		0.76		3.28		9,602	13
0.76		0.76		0.76		3.49		6,197	17

0.58	(f)	0.58	(f)	0.62	(f)	2.75	(f)	570	9	(e)
0.58		0.58		0.63		2.79		531	4
0.58		0.58		0.64		2.99		139	20
0.58	(f)	0.58	(f)	0.64	(f)	3.01	(f)	10	24

0.62	(f)	0.62	(f)	0.65	(f)	2.71	(f)	3,687	9	(e)
0.62		0.62		0.66		2.86		2,593	4
0.62		0.62		0.68		2.97		1,209	20
0.62		0.62		0.65		3.10		334	24
0.62		0.62		0.65		3.28		129	13
0.62		0.62		0.62		3.65		13	17

See Notes to Financial Statements.	175

Financial Highlights (concluded)

NEW YORK TAX FREE FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain		Total distri- butions
Class A
3/31/2020(d)	$11.77	$0.12	$(0.36)	$(0.24)	$(0.14)	$ –		$(0.14)
9/30/2019	11.08	0.29	0.69	0.98	(0.29)	–	(g)	(0.29)
9/30/2018	11.32	0.28	(0.24)	0.04	(0.28)	–		(0.28)
9/30/2017	11.65	0.29	(0.33)	(0.04)	(0.29)	–		(0.29)
9/30/2016	11.19	0.32	0.46	0.78	(0.32)	–		(0.32)
9/30/2015	11.23	0.35	(0.04)	0.31	(0.35)	–		(0.35)
Class C
3/31/2020(d)	11.75	0.09	(0.37)	(0.28)	(0.10)	–		(0.10)
9/30/2019	11.06	0.22	0.69	0.91	(0.22)	–	(g)	(0.22)
9/30/2018	11.31	0.21	(0.25)	(0.04)	(0.21)	–		(0.21)
9/30/2017	11.63	0.22	(0.32)	(0.10)	(0.22)	–		(0.22)
9/30/2016	11.18	0.25	0.45	0.70	(0.25)	–		(0.25)
9/30/2015	11.21	0.28	(0.03)	0.25	(0.28)	–		(0.28)
Class F
3/31/2020(d)	11.78	0.13	(0.37)	(0.24)	(0.14)	–		(0.14)
9/30/2019	11.09	0.30	0.69	0.99	(0.30)	–	(g)	(0.30)
9/30/2018	11.33	0.29	(0.24)	0.05	(0.29)	–		(0.29)
9/30/2017	11.66	0.30	(0.33)	(0.03)	(0.30)	–		(0.30)
9/30/2016	11.20	0.33	0.46	0.79	(0.33)	–		(0.33)
9/30/2015	11.24	0.36	(0.04)	0.32	(0.36)	–		(0.36)
Class F3
3/31/2020(d)	11.78	0.13	(0.36)	(0.23)	(0.15)	–		(0.15)
9/30/2019	11.08	0.31	0.70	1.01	(0.31)	–	(g)	(0.31)
9/30/2018	11.33	0.30	(0.25)	0.05	(0.30)	–		(0.30)
4/4/2017 to 9/30/2017(h)	11.18	0.15	0.15	0.30	(0.15)	–		(0.15)
Class I
3/31/2020(d)	11.78	0.13	(0.36)	(0.23)	(0.15)	–		(0.15)
9/30/2019	11.08	0.31	0.70	1.01	(0.31)	–	(g)	(0.31)
9/30/2018	11.33	0.30	(0.25)	0.05	(0.30)	–		(0.30)
9/30/2017	11.66	0.31	(0.33)	(0.02)	(0.31)	–		(0.31)
9/30/2016	11.20	0.34	0.46	0.80	(0.34)	–		(0.34)
9/30/2015	11.23	0.38	(0.04)	0.34	(0.37)	–		(0.37)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Amount less than $0.01.
(h)	Commenced on April 4, 2017.

176	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses (includes interest expense)(c) (%)		Total expenses (excludes interest expense)(c) (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$11.39	(2.11	)(e)	0.78	(f)	0.78	(f)	2.33	(f)	$374,775	5	(e)
11.77	8.98		0.79		0.79		2.52		332,822	7
11.08	0.36		0.79		0.79		2.51		249,147	19
11.32	(0.31)		0.78		0.78		2.57		269,490	19
11.65	7.05		0.78		0.78		2.80		315,511	20
11.19	2.80		0.79		0.79		3.15		283,229	10

11.37	(2.43	)(e)	1.43	(f)	1.43	(f)	1.68	(f)	42,730	5	(e)
11.75	8.33		1.40		1.40		1.92		45,213	7
11.06	(0.36)		1.41		1.41		1.89		39,551	19
11.31	(0.95)		1.42		1.42		1.95		53,453	19
11.63	6.37		1.43		1.43		2.15		67,239	20
11.18	2.23		1.44		1.43		2.50		55,562	10

11.40	(2.06	)(e)	0.68	(f)	0.68	(f)	2.43	(f)	57,192	5	(e)
11.78	9.08		0.69		0.69		2.62		55,301	7
11.09	0.46		0.69		0.69		2.60		44,093	19
11.33	(0.21)		0.68		0.68		2.67		44,826	19
11.66	7.14		0.68		0.68		2.87		43,186	20
11.20	2.90		0.69		0.69		3.24		27,788	10

11.40	(2.00	)(e)	0.55	(f)	0.55	(f)	2.55	(f)	1,490	5	(e)
11.78	9.32		0.56		0.56		2.74		1,234	7
11.08	0.49		0.55		0.55		2.73		896	19
11.33	2.67	(e)	0.56	(f)	0.56	(f)	2.70	(f)	10	19

11.40	(2.01	)(e)	0.58	(f)	0.58	(f)	2.53	(f)	13,390	5	(e)
11.78	9.29		0.59		0.59		2.72		12,674	7
11.08	0.47		0.59		0.59		2.71		8,534	19
11.33	(0.11)		0.58		0.58		2.75		2,095	19
11.66	7.25		0.58		0.58		2.96		1,652	20
11.20	3.10		0.60		0.59		3.34		1,104	10

See Notes to Financial Statements.	177

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company currently consists of the following eight funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds	Classes
Lord Abbett Short Duration Tax Free Fund (“Short Duration”)	A, C, F, F3 and I
Lord Abbett Intermediate Tax Free Fund (“Intermediate”)	A, C, F, F3 and I
Lord Abbett National Tax-Free Income Fund (“National”)	A, C, F, F3 and I
Lord Abbett High Yield Municipal Bond Fund (“High Yield”)	A, C, F, F3 and I
Lord Abbett Short Duration High Yield Municipal Bond Fund (“Short Duration High Yield”)	A, C, F, F3 and I
Lord Abbett California Tax-Free Income Fund (“California”)	A, C, F, F3 and I
Lord Abbett New Jersey Tax-Free Income Fund (“New Jersey”)	A, F, F3 and I
Lord Abbett New York Tax-Free Income Fund (“New York”)	A, C, F, F3 and I

Short Duration, Intermediate and National are diversified as defined in the Act. High Yield, Short Duration High Yield, California, New Jersey and New York are non-diversified as defined in the Act.

The investment objective of each Fund (except for High Yield and Short Duration High Yield) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The investment objective of High Yield and Short Duration High Yield is to seek a high level of income exempt from federal income tax. Each of California, New Jersey and New York also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. In addition, New York seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

Each class has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3 and I shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert into Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the tenth anniversary of the month on which the purchase order was accepted.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. These Funds are considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Notes to Financial Statements (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended September 30, 2016 through September 30,

Notes to Financial Statements (continued)

2019. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Each share class bears its class-specific share of expenses.

(f)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(g)	When-Issued Municipal Bonds–Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

(h)	Municipal Bonds Held in Trust–Each Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to a Fund which made the transfer or to affiliates of the Fund. Each Fund’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented as investments in a Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates on the Statements of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by a Fund include the right of the Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. The TOB may also be terminated without the consent of the Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

Notes to Financial Statements (continued)

The following is a summary of each Fund’s liability for trust certificates, range of interest rates for such certificates and the aggregate value of the underlying municipal securities transferred to TOBs as of March 31, 2020, as well as the average trust certificates for the six months ended March 31, 2020:

Fund	Liability for Trust Certificates	Interest Rate or Range of Interest Rates	Underlying Municipal Bonds Transferred to TOBs	Average Trust Certificates Outstanding
Short Duration	$–	–	$–	$–
Intermediate	–	–	–	–
National	–	–	–	8,333,333
High Yield	–	–	–	–
Short Duration High Yield	–	–	–	–
California	–	–	–	–
New Jersey	–	–	–	–
New York	–	–	–	–

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s NAV per share. As of March 31, 2020, the carrying value of each Fund’s Liability for Trust Certificates approximates its fair value.

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to TOB transactions, accounted for as secured borrowings.

(i)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

Notes to Financial Statements (continued)

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of March 31, 2020 and, if applicable, Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee for each of National, California, New Jersey and New York is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.45%
Next $1 billion	.40%
Over $2 billion	.35%

The management fee for Short Duration is based on the Fund’s average daily net assets at the following annual rate:

First $2 billion	.34%
Next $3 billion	.32%
Over $5 billion	.29%

The management fee for Short Duration High Yield is based on the Fund’s average daily net assets at the following annual rate:

First $2 billion	.40%
Next $1 billion	.375%
Over $3 billion	.35%

The management fee for Intermediate is based on the Fund’s average daily net assets at the following annual rate:

First $2 billion	.40%
Next $3 billion	.375%
Next $5 billion	.35%
Over $10 billion	.32%

Notes to Financial Statements (continued)

The management fee for High Yield is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.50%
Next $1 billion	.45%
Over $2 billion	.40%

For the six months ended March 31, 2020, the effective management fee, net of waivers, was the following annualized rate of each Fund’s average daily net assets:

Net Effective Management Fee
Short Duration	.34%
Intermediate	.39%
National	.40%
High Yield	.45%
Short Duration High Yield	.23%
California	.45%
New Jersey	.43%
New York	.45%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets.

For the period ended March 31, 2020 and continuing through January 31, 2021, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to limit the total net annual operating expenses for each class, excluding 12b-1 fees and interest related expenses, to the following annual rates:

	Effective February 1, 2020 Classes		Prior to February 1, 2020 Classes
Fund	A, C, F and I	F3	A, C, F and I	F3
Short Duration	.45%	.42%	.45%	.42%
Short Duration High Yield	.45%	.39%	.35%	.30%
New Jersey	.62%	.59%	.62%	.58%

All contractual fee waivers and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Board.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C and F shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees	Class A	Class C(1)	Class F(2)
Service	.15%	.25%	–
Distribution	.05%	.75%	.10%

(1)	The Rule 12b-1 fee each applicable Fund pays on Class C shares is a blended rate based on 1.00% of each Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of each Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of a Fund will bear Rule 12b-1 fees at the same rate.
(2)	The Class F share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.

Notes to Financial Statements (continued)

Class F3 and I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended March 31, 2020:

	Distributor Commissions	Dealers’ Concessions
Short Duration	$35,317	$208,014
Intermediate	196,998	1,138,173
National	319,903	1,931,178
High Yield	178,773	1,049,605
Short Duration High Yield	11,162	58,720
California	14,816	88,641
New Jersey	5,587	30,677
New York	18,828	104,296

Distributor received the following amount of CDSCs for the six months ended March 31, 2020:

	Class A	Class C
Short Duration	$96,677	$9,123
Intermediate	110,995	17,517
National	157,065	25,321
High Yield	311,490	50,522
Short Duration High Yield	104,409	1,619
California	37,022	10,812
New Jersey	8,755	–
New York	58,620	13,070

One Director and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Notes to Financial Statements (continued)

The tax character of distributions paid during the six months ended March 31, 2020 and fiscal year ended September 30, 2019 was as follows:

		Short Duration		Intermediate
	Six months Ended 3/31/2020 (unaudited)	Year Ended 9/30/2019	Six months Ended 3/31/2020 (unaudited)	Year Ended 9/30/2019
Distributions paid from:
Tax-exempt income	$13,391,899	$25,179,148	$62,314,325	$112,709,907
Ordinary income	–	37,529	–	1,933,155
Total distributions paid	$13,391,899	$25,216,677	$62,314,325	$114,643,062

		National		High Yield
	Six months Ended 3/31/2020 (unaudited)	Year Ended 9/30/2019	Six months Ended 3/31/2020 (unaudited)	Year Ended 9/30/2019
Distributions paid from:
Tax-exempt income	$46,444,296	$74,182,370	$61,972,806	$97,984,704
Ordinary income	–	327,943	–	1,765,186
Total distributions paid	$46,444,296	$74,510,313	$61,972,806	$99,749,890

	Short Duration High Yield			California
	Six months Ended 3/31/2020 (unaudited)	Year Ended 9/30/2019	Six months Ended 3/31/2020 (unaudited)	Year Ended 9/30/2019
Distributions paid from:
Tax-exempt income	$6,489,499	$9,521,608	$6,092,198	$9,924,467
Ordinary income	–	333,494	–	79,459
Net long-term capital gains	–	–	–	–
Total distributions paid	$6,489,499	$9,855,102	$6,092,198	$10,003,926

		New Jersey		New York
	Six months Ended 3/31/2020 (unaudited)	Year Ended 9/30/2019	Six months Ended 3/31/2020 (unaudited)	Year Ended 9/30/2019
Distributions paid from:
Tax-exempt income	$1,578,347	$2,868,908	$5,369,807	$9,119,671
Ordinary income	–	–	–	–
Net Long-term capital gains				110,376
Total distributions paid	$1,578,347	$2,868,908	$5,369,807	$9,230,047

As of March 31, 2020, the following funds had capital losses, which will carry forward indefinitely:

Short Duration	$19,761,868
Intermediate	52,269,111
National	25,793,195
High Yield	128,785,297
Short Duration High Yield	3,015,129
California	1,209,441
New Jersey	630,452
New York	2,400,424

Notes to Financial Statements (continued)

In accordance with the Regulated Investment Company Modernization Act of 2010, each Fund will carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term losses.

As of March 31, 2020, the aggregate unrealized security gains and losses on investments and other financial instruments, if any, based on cost for U.S. federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain (Loss)
Short Duration	1,539,799,566	13,295,148	(13,810,724)	(515,576)
Intermediate	4,685,085,730	151,772,770	(81,814,477)	69,958,293
National	3,138,330,536	128,889,638	(73,140,446)	55,749,192
High Yield	3,082,660,136	87,046,045	(185,029,268)	(97,983,223)
Short Duration HY	485,139,332	3,331,072	(17,205,475)	(13,874,403)
California	459,514,766	18,603,252	(6,824,644)	11,778,608
New Jersey	122,803,916	4,249,467	(3,640,168)	609,299
New York	480,328,422	15,313,268	(9,791,346)	5,521,922

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of accretion on market discount, tender option bond trusts, other financial instruments, and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended March 31, 2020 were as follows:

	Purchases	Sales
Short Duration	$222,032,325	$190,426,487
Intermediate	758,296,287	425,340,987
National	777,983,190	346,225,502
High Yield	828,389,513	824,289,710
Short Duration High Yield	223,405,770	139,142,787
California	104,040,423	50,334,198
New Jersey	17,583,204	10,798,903
New York	83,444,303	23,914,346

There were no purchases or sales of U.S. Government securities for the six months ended March 31, 2020.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund, except Short Duration entered into U.S. Treasury futures contracts during the six months ended March 31, 2020 (as described in note 2(f)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of March 31, 2020, the Funds had interest rate futures contracts with cumulative net unrealized appreciation/depreciation which are included in the Schedules of Investments. Only the current

Notes to Financial Statements (continued)

day’s variation margin is included in the Statements of Assets and Liabilities. The net realized gain (loss) on futures contracts and change in unrealized appreciation/depreciation on futures contracts are included in the Statements of Operations under the captions Net realized gain (loss) on futures contracts and Net change in unrealized appreciation/depreciation on futures contracts, respectively.

The following is a summary of U.S. Treasury futures contracts as of and during the six months ended March 31, 2020:

	Net Unrealized Appreciation (Depreciation) as of March 31, 2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Average Number of Contracts*
Intermediate	(178,629)	(43)	(178,629)	48
National	(5,297,895)	(2,831,754)	(5,943,286)	374
High Yield	(5,598,911)	(1,822,760)	(6,760,096)	458
Short Duration High Yield	(732,807)	(415,104)	(798,472)	118
California	(963,254)	(508,103)	(1,085,075)	69
New Jersey	(132,447)	(54,758)	(149,333)	11
New York	(638,156)	(278,099)	(700,501)	52

*	Calculated based on the number of contracts for the six months ended March 31, 2020.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosure to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. These requirements include the disclosure of gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and to disclose such amounts subject to an enforceable master netting agreement or similar agreement, by a counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between a Fund and the applicable counterparty. As of March 31, 2020, the Funds did not have assets or liabilities subject to the FASB disclosure requirements.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statements of Operations and in Directors’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

Notes to Financial Statements (continued)

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	LINE OF CREDIT

For the period ended August 7, 2019, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a Syndicated Facility with various lenders for $1.1 billion whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds are subject to graduated borrowing limits of one third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $350 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 8, 2019, the Participating Funds entered into a Syndicated Facility with various lenders for $1.17 billion whereas SSB participates as a lender and as agent for the lenders. The Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if net assets are less than $750 million), $250 million, $300 million, $500 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended August 7, 2019, the Participating Funds entered into an additional line of credit facility with SSB for $250 million (the “Bilateral Facility” and together with the Syndicated Facility, the “Facilities”). Under the Bilateral Facility, each Participating Fund may borrow up to the lesser of $250 million or one-third of Fund net assets.

Effective August 8, 2019, the Participating Funds entered into a Bilateral Facility with SSB for $330 million ($250 million committed and $80 million uncommitted). Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if net assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

The Facilities are to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions.

For the six months ended March 31, 2020, the Funds did not utilize the Facilities.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended March 31, 2020, the Funds did not participate as a borrower or lender in the Interfund Lending Program.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

Notes to Financial Statements (continued)

13.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Such income earned from securities lending is included in Securities Lending Income on the Statement of Operations.

For the six months ended March 31, 2020, the Funds did not loan any securities.

14.	INVESTMENT RISKS

Each Fund’s performance and the fair value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, a Fund’s investments typically will lose value. This risk is usually greater for long-term bonds and particularly for TOB Residuals. As a result, each Fund, to the extent it invests in long-term bonds and TOB Residuals, is subject to such greater market risk. During periods of falling interest rates, a Fund’s investments may gain value; however, because Short Duration and Short Duration High Yield typically invest in shorter term bonds, those Funds are subject to the risk that they will underperform funds invested in longer-term bonds during such periods.

Additional risks that could reduce each Fund’s performance or increase volatility include call risk credit risk, defaulted bonds risk (High Yield and Short Duration High Yield only), derivatives risk, distressed debt risk (High Yield and Short Duration High Yield only), extension risk, governmental risk, industry risk, liquidity risk, market and portfolio management risks, market disruption and geopolitical risk, state and territory risks, taxability risk and zero coupon, deferred interest, pay-in-kind, and capital appreciation bonds risk (all Funds except Short Duration, Intermediate, and Short Duration High Yield). Credit risk varies among states based upon the economic and fiscal conditions of each state and the municipalities within the state.

There is the risk that an issuer of a municipal bond may fail to make timely payments of principal or interest to a Fund, a risk that is greater with municipal bonds rated below investment grade (sometimes called “lower rated bonds” or “junk bonds”). High Yield and Short Duration High Yield, and, to a lesser extent, other Funds invest a portion of its assets in such bonds. Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default or the deterioration in the creditworthiness of an issuer, may result in losses to a Fund. Junk bonds are considered predominantly speculative by traditional investment standards. In addition, the market for lower rated municipal bonds generally is less liquid and more volatile than the market for higher rated bonds, subjecting them to greater price fluctuations which could result in losses.

Each of High Yield, Short Duration High Yield, California, New Jersey and New York is non-diversified, which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, it may be exposed to greater risk.

Notes to Financial Statements (continued)

Because each of California, New Jersey, and New York focuses on a particular state or territory, the Fund’s performance may be more affected by local, state and regional factors than a Fund that invests in municipal bonds issued in many states. These factors may include, for example, economic or political developments, erosion of the tax base and the possibility of credit problems. In addition, downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of any of the Funds (including Short Duration, Intermediate, National, High Yield, and Short Duration High Yield), and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies.

Each Fund may invest in private activity bonds (sometimes called “AMT paper”). The credit quality of AMT paper usually is directly related to the credit standing of the private user of the facilities.

High Yield, Short Duration High Yield and, to a lesser extent, other Funds may invest in TOB Residuals. A TOB Residual, sometimes referred to as an inverse floater or a residual interest bond (“RIB”), is a type of derivative debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another specific fixed-rate security. Changes in the interest rate on the specific fixed-rate security inversely affect the residual interest paid on the TOB Residual, with the result that when interest rates rise, TOB Residuals’ interest payments are lowered and their value falls faster than securities similar to the specific fixed-rate security. When interest rates fall, not only do TOB Residuals generally provide interest payments that are higher than securities similar to the specific fixed-rate security, but their values generally also rise faster than such similar securities.

In addition, loss may result from a Fund’s investments in certain derivative transactions such as futures contracts, swap transactions, interest rate caps, TOB Residuals and similar transactions. These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to a Fund. They also may increase a Fund’s interest rate risk.

Each Fund may purchase securities on a forward commitment or when-issued basis. Delivery and payment for such securities can take place a month or more after the transaction date. During this period such securities are subject to market fluctuations.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics, such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of each Fund’s investments. Market disruptions can also prevent each Fund from implementing its investment strategies and achieving its investment objective.

These factors can affect each Fund’s performance.

15.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Short Duration	Six Months Ended March 31, 2020 (unaudited)		Year Ended September 30, 2019
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	12,601,102	$198,599,902	13,435,188	$209,502,216
Converted from Class C *	1,005,780	15,861,885	821,030	12,931,687
Reinvestment of distributions	267,743	4,224,801	504,028	7,874,047
Shares reacquired	(7,769,117)	(121,923,009)	(14,928,991)	(232,297,004)
Increase (decrease)	6,105,508	$96,763,579	(168,745)	$(1,989,054)

Notes to Financial Statements (continued)

Short Duration	Six Months Ended March 31, 2020 (unaudited)		Year Ended September 30, 2019
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	938,284	$14,737,370	1,302,980	$20,230,172
Reinvestment of distributions	17,472	275,684	51,225	799,922
Shares reacquired	(672,452)	(10,562,334)	(1,991,189)	(30,980,830)
Converted to Class A *	(1,005,740)	(15,861,885)	(821,030)	(12,931,687)
Decrease	(722,436)	$(11,411,165)	(1,458,014)	$(22,882,423)

Class F Shares
Shares sold	15,804,207	$249,424,764	18,877,745	$294,345,308
Reinvestment of distributions	121,221	1,913,344	227,739	3,559,146
Shares reacquired	(23,097,814)	(363,379,196)	(15,395,668)	(239,611,343)
Increase (decrease)	(7,172,386)	$(112,041,088)	3,709,816	$58,293,111

Class F3 Shares
Shares sold	13,188,585	$208,035,445	2,352,844	$36,859,048
Reinvestment of distributions	36,242	572,136	40,192	629,485
Shares reacquired	(2,084,529)	(32,713,922)	(699,089)	(10,945,629)
Increase	11,140,298	$175,893,659	1,693,947	$26,542,904

Class I Shares
Shares sold	2,990,932	$46,849,262	4,629,635	$72,352,270
Reinvestment of distributions	66,652	1,052,383	126,078	1,970,842
Shares reacquired	(2,257,857)	(35,246,587)	(4,266,733)	(66,668,414)
Increase	799,727	$12,655,058	488,980	$7,654,698

Intermediate	Six Months Ended March 31, 2020 (unaudited)		Year Ended September 30, 2019
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	38,683,963	$432,697,098	38,966,393	$424,089,621
Converted from Class C *	3,255,633	36,199,949	2,500,099	27,458,328
Reinvestment of distributions	1,755,587	19,614,082	3,160,415	34,405,211
Shares reacquired	(20,379,150)	(222,981,096)	(33,209,420)	(356,342,508)
Increase	23,316,033	$265,530,033	11,417,487	$129,610,652

Class C Shares
Shares sold	3,408,420	$38,115,172	4,090,422	$44,567,281
Reinvestment of distributions	210,452	2,348,703	532,694	5,782,313
Shares reacquired	(3,094,969)	(34,207,758)	(7,997,286)	(86,235,332)
Converted to Class A *	(3,259,128)	(36,199,949)	(2,502,892)	(27,458,328)
Decrease	(2,735,225)	$(29,943,832)	(5,877,062)	$(63,344,066)

Class F Shares
Shares sold	43,241,341	$481,334,471	66,182,420	$716,741,371
Reinvestment of distributions	1,459,140	16,297,426	2,663,464	29,012,369
Shares reacquired	(35,102,024)	(383,580,117)	(59,860,316)	(641,803,899)
Increase	9,598,457	$114,051,780	8,985,568	$103,949,841

Notes to Financial Statements (continued)

Intermediate	Six Months Ended March 31, 2020 (unaudited)		Year Ended September 30, 2019
Class F3 Shares	Shares	Amount	Shares	Amount
Shares sold	2,876,343	$32,024,659	2,363,010	$25,919,003
Reinvestment of distributions	67,337	752,350	80,440	879,019
Shares reacquired	(673,307)	(7,365,553)	(822,427)	(8,896,912)
Increase	2,270,373	$25,411,456	1,621,023	$17,901,110

Class I Shares
Shares sold	11,925,987	$132,129,415	25,035,471	$271,826,619
Reinvestment of distributions	632,561	7,062,725	1,146,891	12,497,740
Shares reacquired	(10,420,710)	(113,469,995)	(17,664,455)	(190,289,300)
Increase	2,137,838	$25,722,145	8,517,907	$94,035,059

National	Six Months Ended March 31, 2020 (unaudited)		Year Ended September 30, 2019
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	37,503,650	$443,058,814	44,200,806	$509,394,736
Converted from Class C *	1,104,013	12,943,688	1,036,218	11,919,309
Reinvestment of distributions	2,387,881	28,200,806	4,136,501	47,293,762
Shares reacquired	(17,623,680)	(203,027,568)	(23,688,320)	(268,691,161)
Shares issued in reorganization (See Note 16)	–	–	11,159,800	126,998,522
Increase	23,371,864	$281,175,740	36,845,005	$426,915,168

Class C Shares
Shares sold	3,501,928	$41,443,639	3,557,708	$41,022,677
Reinvestment of distributions	127,765	1,510,457	245,844	2,812,082
Shares reacquired	(1,279,711)	(14,824,431)	(2,583,705)	(29,278,409)
Converted to Class A *	(1,102,880)	(12,943,688)	(1,035,226)	(11,919,309)
Shares issued in reorganization (See Note 16)	–	–	1,969,571	22,433,415
Increase	1,247,102	$15,185,977	2,154,192	$25,070,456

Class F Shares
Shares sold	23,662,959	$276,350,744	31,689,010	$362,269,974
Reinvestment of distributions	591,398	6,978,895	869,565	9,954,915
Shares reacquired	(13,960,272)	(160,540,989)	(11,951,223)	(135,941,923)
Shares issued in reorganization (See Note 16)	–	–	2,785,313	31,669,013
Increase	10,294,085	$122,788,650	23,392,665	$267,951,979

Class F3 Shares
Shares sold	5,192,666	$61,091,287	3,214,602	$37,191,285
Reinvestment of distributions	110,259	1,300,829	99,001	1,138,404
Shares reacquired	(1,125,741)	(12,910,689)	(648,637)	(7,365,343)
Shares issued in reorganization (See Note 16)	–	–	480,185	5,459,706
Increase	4,177,184	$49,481,427	3,145,151	$36,424,052

Notes to Financial Statements (continued)

National	Six Months Ended March 31, 2020 (unaudited)		Year Ended September 30, 2019
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	4,612,212	$54,072,964	5,632,267	$64,519,022
Reinvestment of distributions	152,192	1,797,727	209,125	2,403,813
Shares reacquired	(2,947,609)	(33,272,526)	(1,954,573)	(22,285,340)
Shares issued in reorganization (See Note 16)	–	–	1,313,723	14,937,035
Increase	1,816,795	$22,598,165	5,200,542	$59,574,530

High Yield	Six Months Ended March 31, 2020 (unaudited)		Year Ended September 30, 2019
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	31,826,825	$400,849,015	48,957,842	$598,530,269
Converted from Class C *	2,507,334	31,471,649	2,637,284	32,479,802
Reinvestment of distributions	2,389,141	29,944,075	3,947,772	47,953,943
Shares reacquired	(30,708,051)	(370,896,281)	(20,454,075)	(246,244,649)
Increase	6,015,249	$91,368,458	35,088,823	$432,719,365

Class C Shares
Shares sold	4,844,144	$61,030,028	8,064,233	$98,390,984
Reinvestment of distributions	339,996	4,262,067	739,892	8,969,382
Shares reacquired	(3,590,728)	(43,558,301)	(4,611,686)	(55,721,964)
Converted to Class A *	(2,507,219)	(31,471,649)	(2,635,316)	(32,479,802)
Increase (decrease)	(913,807)	$(9,737,855)	1,557,123	$19,158,600

Class F Shares
Shares sold	23,821,279	$298,742,943	41,715,700	$508,006,295
Reinvestment of distributions	1,033,964	12,979,100	1,603,746	19,535,824
Shares reacquired	(30,301,236)	(367,292,399)	(15,656,428)	(188,848,126)
Increase (decrease)	(5,445,993)	$(55,570,356)	27,663,018	$338,693,993

Class F3 Shares
Shares sold	1,814,268	$22,509,962	1,746,338	$21,423,260
Reinvestment of distributions	61,242	764,963	62,963	767,122
Shares reacquired	(623,083)	(7,472,699)	(370,202)	(4,451,027)
Increase	1,252,427	$15,802,226	1,439,099	$17,739,355

Class I Shares
Shares sold	9,481,998	$118,476,039	18,375,481	$224,075,115
Reinvestment of distributions	424,587	5,318,456	555,068	6,771,472
Shares reacquired	(10,500,916)	(126,955,280)	(5,607,143)	(68,334,686)
Increase (decrease)	(594,331)	$(3,160,785)	13,323,406	$162,511,901

Notes to Financial Statements (continued)

Short Duration High Yield	Six Months Ended March 31, 2020 (unaudited)		Year Ended September 30, 2019
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	5,470,094	$86,159,350	5,798,755	$88,781,986
Converted from Class C *	29,221	457,198	4,789	74,728
Reinvestment of distributions	165,563	2,579,220	260,035	3,990,296
Shares reacquired	(3,753,225)	(56,806,423)	(2,863,974)	(43,665,310)
Increase	1,911,653	$32,389,345	3,199,605	$49,181,700

Class C Shares
Shares sold	265,148	$4,119,307	415,288	$6,339,612
Reinvestment of distributions	8,109	126,389	15,027	230,629
Shares reacquired	(124,766)	(1,934,882)	(225,116)	(3,429,434)
Converted to Class A *	(29,221)	(457,198)	(4,789)	(74,728)
Increase	119,270	$1,853,616	200,410	$3,066,079

Class F Shares
Shares sold	6,422,136	$100,371,997	6,168,021	$94,432,698
Reinvestment of distributions	158,780	2,474,655	247,610	3,799,192
Shares reacquired	(4,964,086)	(75,960,591)	(3,678,979)	(56,140,894)
Increase	1,616,830	$26,886,061	2,736,652	$42,090,996

Class F3 Shares
Shares sold	119,460	$1,874,480	279,867	$4,273,438
Reinvestment of distributions	6,483	101,030	10,664	163,765
Shares reacquired	(85,584)	(1,295,081)	(124,518)	(1,903,723)
Increase	40,359	$680,429	166,013	$2,533,480

Class I Shares
Shares sold	3,550,844	$54,414,144	3,474,712	$53,262,698
Reinvestment of distributions	68,754	1,071,646	91,058	1,401,702
Shares reacquired	(1,671,163)	(24,591,654)	(1,401,555)	(21,593,725)
Increase	1,948,435	$30,894,136	2,164,215	$33,070,675

California	Six Months Ended March 31, 2020 (unaudited)		Year Ended September 30, 2019
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	5,282,907	$60,504,669	9,978,832	$111,448,358
Converted from Class C *	208,074	2,369,808	270,049	2,961,590
Reinvestment of distributions	313,701	3,589,458	528,355	5,831,767
Shares reacquired	(2,804,491)	(31,187,537)	(3,773,434)	(41,562,384)
Increase	3,000,191	$35,276,398	7,003,802	$78,679,331

Class C Shares
Shares sold	1,015,826	$11,655,683	1,491,464	$16,696,791
Reinvestment of distributions	33,104	379,007	60,338	665,533
Shares reacquired	(598,089)	(6,600,573)	(661,213)	(7,231,545)
Converted to Class A *	(208,043)	(2,369,808)	(269,985)	(2,961,590)
Increase	242,798	$3,064,309	620,604	$7,169,189

Notes to Financial Statements (continued)

California	Six Months Ended March 31, 2020 (unaudited)		Year Ended September 30, 2019
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	3,227,319	$36,322,524	3,224,764	$35,692,511
Reinvestment of distributions	68,371	782,409	107,239	1,185,235
Shares reacquired	(1,977,299)	(21,447,092)	(1,489,378)	(16,147,507)
Increase	1,318,391	$15,657,841	1,842,625	$20,730,239

Class F3 Shares
Shares sold	482,664	$5,519,936	456,030	$5,030,506
Reinvestment of distributions	12,880	147,372	16,858	186,487
Shares reacquired	(168,749)	(1,921,064)	(106,491)	(1,174,421)
Increase	326,795	$3,746,244	366,397	$4,042,572

Class I Shares
Shares sold	875,138	$10,036,971	1,597,779	$17,525,988
Reinvestment of distributions	37,300	426,597	64,587	713,653
Shares reacquired	(996,227)	(11,107,744)	(432,291)	(4,759,121)
Increase (decrease)	(83,789)	$(644,176)	1,230,075	$13,480,520

New Jersey	Six Months Ended March 31, 2020 (unaudited)		Year Ended September 30, 2019
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,610,977	$18,922,047	5,227,362	$26,346,363
Reinvestment of distributions	198,309	1,034,295	386,294	1,952,481
Shares reacquired	(2,969,529)	(15,377,830)	(2,721,623)	(13,704,666)
Increase	839,757	$4,578,512	2,892,033	$14,594,178

Class F Shares
Shares sold	868,292	$4,446,262	2,007,976	$10,191,453
Reinvestment of distributions	46,267	241,184	74,694	378,216
Shares reacquired	(451,928)	(2,300,575)	(1,177,739)	(5,833,933)
Increase	462,631	$2,386,871	904,931	$4,735,736

Class F3 Shares
Shares sold	48,958	$255,559	90,900	$465,896
Reinvestment of distributions	1,492	7,793	1,211	6,217
Shares reacquired	(38,859)	(204,208)	(18,550)	(92,466)
Increase	11,591	$59,144	73,561	$379,647

Class I Shares
Shares sold	245,575	$1,274,473	317,791	$1,597,268
Reinvestment of distributions	4,059	21,193	6,227	31,508
Shares reacquired	(13,199)	(69,219)	(72,879)	(363,511)
Increase	236,435	$1,226,447	251,139	$1,265,265

Notes to Financial Statements (concluded)

New York	Six Months Ended March 31, 2020 (unaudited)		Year Ended September 30, 2019
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	7,536,421	$88,990,798	9,013,392	$103,748,064
Converted from Class C*	218,570	2,562,931	251,444	2,882,178
Reinvestment of distributions	298,835	3,520,012	498,571	5,695,795
Shares reacquired	(3,425,338)	(39,036,271)	(3,977,862)	(45,041,381)
Increase	4,628,488	$56,037,470	5,785,545	$67,284,656

Class C Shares
Shares sold	661,487	$7,801,008	1,172,556	$13,505,156
Reinvestment of distributions	24,576	289,160	48,589	553,337
Shares reacquired	(557,109)	(6,419,662)	(698,004)	(7,848,968)
Converted to Class A*	(218,931)	(2,562,931)	(251,871)	(2,882,178)
Increase (decrease)	(89,977)	$(892,425)	271,270	$3,327,347

Class F Shares
Shares sold	1,201,995	$14,109,820	1,840,064	$21,170,374
Reinvestment of distributions	30,941	364,883	57,700	658,711
Shares reacquired	(910,218)	(10,561,057)	(1,180,389)	(13,289,862)
Increase	322,718	$3,913,646	717,375	$8,539,223

Class F3 Shares
Shares sold	39,950	$465,351	50,739	$580,678
Reinvestment of distributions	1,555	18,341	2,315	26,458
Shares reacquired	(15,526)	(181,199)	(29,155)	(326,421)
Increase	25,979	$302,493	23,899	$280,715

Class I Shares
Shares sold	264,175	$3,076,996	649,106	$7,344,204
Reinvestment of distributions	14,276	168,325	26,232	300,162
Shares reacquired	(179,658)	(2,037,931)	(369,166)	(4,219,932)
Increase	98,793	$1,207,390	306,172	$3,424,434

*	Automatic conversion of Class C shares occurs on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the tenth anniversary of the day on which the purchase order was accepted.

16.	REORGANIZATION

The following table illustrates share conversion ratios and dollar amounts of the reorganization on March 22, 2019:

	AMT Free	Conversion	National	National
Class	Shares	Ratio	Shares	Amount
A	7,879,445	1.416318	11,159,800	$126,998,522
C	1,392,195	1.414723	1,969,571	22,433,415
F	1,964,920	1.417520	2,785,313	31,669,013
F3	338,368	1.419120	480,185	5,459,706
I	926,207	1.418391	1,313,723	14,937,035

Approval of Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of one or more appropriate benchmarks. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. These meetings and discussions included reviews of Fund performance conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of one or more appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the Agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund (in the case of Intermediate, National, and Short Duration); and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and one or more appropriate benchmarks as of various periods ended June 30, 2019. As to Intermediate, National, California, New Jersey, and New York, the Board

Approval of Advisory Contract (continued)

observed that each Fund’s investment performance was above the median of its performance peer group for the one-, three-, five-, and ten-year periods. As to Short Duration High Yield, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one- and three-year periods. As to Short Duration, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, five-, and ten-year periods, but below the median of the performance peer group for the three-year period. As to High Yield, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three-, and five-year periods, but below the median of the performance peer group for the ten-year period. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and related factors, the Board concluded that each Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline, and other services provided to each Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how the expense level of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to each of High Yield, Intermediate, National, Short Duration, and Short Duration High Yield, the Board observed that the net total expense ratio of the Fund was below the median of the expense peer group. As to California, New Jersey and New York, the Board observed that the net total expense ratio of the Fund was the same as the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by, and expense level of, each Fund were reasonable in light of all of the factors it considered and supported the continuation of the Agreement on behalf of each Fund.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Approval of Advisory Contract (concluded)

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale.

With respect to each of Intermediate, National, New York, California and High Yield, the Board concluded that the contractual breakpoints in the existing management fee schedules adequately addressed any economies of scale in managing the Funds. With respect to Short Duration, the Board concluded that the contractual breakpoints in the existing management fee schedule, in conjunction with the Fund’s expense limitation agreement, adequately addressed any economies of scale in managing the Fund. With respect to New Jersey and Short Duration High Yield, the Board concluded that the contractual breakpoints in the existing management fee schedules, in conjunction with each Fund’s proposed expense limitation agreement, adequately addressed any economies of scale in managing the Funds.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from each Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Short Duration Tax Free Fund

Lord Abbett Intermediate Tax Free Fund

Lord Abbett National Tax-Free Income Fund

Lord Abbett High Yield Municipal Bond Fund

Lord Abbett Short Duration High Yield Municipal Bond Fund

Lord Abbett California Tax-Free Income Fund

Lord Abbett New Jersey Tax-Free Income Fund

Lord Abbett New York Tax-Free Income Fund

LATFI-3 (05/20)

Item 2:	Code of Ethics.

Not applicable.

Item 3:	Audit Committee Financial Expert.

Not applicable.

Item 4:	Principal Accountant Fees and Services.

Not applicable.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: May 29, 2020

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: May 29, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: May 29, 2020

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: May 29, 2020